UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3990

Northwestern Mutual Series Fund, Inc.

(Exact name of registrant as specified in charter)

720 East Wisconsin Avenue

Milwaukee, Wisconsin 53202

(Address of principal executive offices) (Zip code)

Barbara E. Courtney, Controller and Chief Accounting Officer

720 East Wisconsin Avenue

Milwaukee, Wisconsin 53202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 414-271-1444

Date of fiscal year end: December 31

Date of reporting period: September 30, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

REPORT ON FORM N-Q

RESPONSES FOR NORTHWESTERN MUTUAL SERIES FUND, INC.

Item 1.	Schedule of Investments

Growth Stock Portfolio

Schedule of Investments

September 30, 2012 (unaudited)

	Common Stocks (94.0%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (16.2%)
*	Amazon.com, Inc.	22,750	5,786
	Comcast Corp. - Class A	175,250	6,269
*	Delphi Automotive PLC	135,000	4,185
	Dick’s Sporting Goods, Inc.	71,500	3,707
*	Dollar General Corp.	139,400	7,185
	Las Vegas Sands Corp.	142,200	6,594
	Limited Brands, Inc.	97,000	4,778
	Macy’s, Inc.	104,900	3,946
	Marriott International, Inc. - Class A	130,700	5,110
*	Michael Kors Holdings, Ltd.	96,800	5,148
	News Corp. - Class A	92,200	2,262
*	Priceline.com, Inc.	13,700	8,476
	Starbucks Corp.	191,400	9,713
	Target Corp.	60,500	3,840
	VF Corp.	33,375	5,319
	Viacom, Inc. - Class B	147,600	7,910

	Total		90,228

	Consumer Staples (7.0%)
	Costco Wholesale Corp.	49,400	4,946
	CVS Caremark Corp.	133,229	6,451
	The Estee Lauder Cos., Inc. - Class A	74,600	4,593
*	Monster Beverage Corp.	58,800	3,185
	PepsiCo, Inc.	83,500	5,909
	Philip Morris International, Inc.	97,200	8,742
	Whole Foods Market, Inc.	54,400	5,299

	Total		39,125

	Energy (7.9%)
	Anadarko Petroleum Corp.	114,700	8,020
*	Concho Resources, Inc.	45,700	4,330
	National-Oilwell Varco, Inc.	76,900	6,160
	Occidental Petroleum Corp.	110,500	9,510
	Schlumberger, Ltd.	154,000	11,139
*	Weatherford International, Ltd.	382,500	4,850

	Total		44,009

	Financials (5.7%)
	American Express Co.	147,400	8,381
	American Tower Corp.	115,625	8,254
	Invesco, Ltd.	70,900	1,772
	JPMorgan Chase & Co.	186,400	7,546
	Wells Fargo & Co.	173,000	5,974

	Total		31,927

	Common Stocks (94.0%)	Shares/ $ Par	Value $ (000’s)

	Health Care (11.0%)
*	Alexion Pharmaceuticals, Inc.	64,000	7,322
	AmerisourceBergen Corp.	95,700	3,705
*	Catamaran Corp.	53,000	5,192
*	Celgene Corp.	97,200	7,426
*	Express Scripts Holding Co.	177,050	11,096
*	Gilead Sciences, Inc.	129,100	8,563
	Johnson & Johnson	55,100	3,797
	Perrigo Co.	35,400	4,112
	UnitedHealth Group, Inc.	46,300	2,565
*	Vertex Pharmaceuticals, Inc.	60,850	3,405
*	Watson Pharmaceuticals, Inc.	49,900	4,249

	Total		61,432

	Industrials (9.1%)
	The Boeing Co.	86,525	6,024
	Caterpillar, Inc.	23,900	2,056
	Cummins, Inc.	28,975	2,672
	Danaher Corp.	155,150	8,557
	FedEx Corp.	51,550	4,362
	Honeywell International, Inc.	110,400	6,596
	Precision Castparts Corp.	36,150	5,905
	SPX Corp.	46,400	3,035
	Union Pacific Corp.	52,500	6,232
	United Technologies Corp.	69,475	5,439

	Total		50,878

	Information Technology (32.3%)
	Apple, Inc.	76,500	51,045
	Avago Technologies, Ltd.	127,700	4,452
*	Baidu, Inc., ADR	28,200	3,294
	Broadcom Corp. - Class A	202,350	6,997
*	Citrix Systems, Inc.	45,900	3,515
*	Cognizant Technology Solutions Corp. - Class A	124,400	8,698
*	eBay, Inc.	57,100	2,764
*	EMC Corp.	455,900	12,433
*	F5 Networks, Inc.	48,700	5,099
*	Facebook, Inc. - Class A	56,400	1,221
*	Google, Inc. - Class A	21,442	16,178
	International Business Machines Corp.	42,800	8,879
*	Juniper Networks, Inc.	220,800	3,778
	MasterCard, Inc. - Class A	10,200	4,605
	Microsoft Corp.	392,600	11,692
	Oracle Corp.	156,500	4,928
	Qualcomm, Inc.	243,500	15,216
*	Salesforce.com, Inc.	27,900	4,260
	Visa, Inc. - Class A	47,400	6,365

	Common Stocks (94.0%)	Shares/ $ Par	Value $ (000’s)

	Information Technology continued
*	VMware, Inc. - Class A	50,400	4,876

	Total		180,295

	Materials (4.8%)
	CF Industries Holdings, Inc.	20,200	4,489
	Cliffs Natural Resources, Inc.	96,100	3,760
	Monsanto Co.	121,781	11,085
	Praxair, Inc.	68,300	7,095

	Total		26,429

	Total Common Stocks
	(Cost: $435,615)		524,323

	Short-Term Investments (6.0%)

	Commercial Banks US (0.9%)
	Bank of America NA, 0.20%, 10/26/12	5,000,000	5,000

	Total		5,000

	Conglomerate/Diversified Manufacturing (0.9%)
	General Electric Co., 0.05%, 10/9/12	5,000,000	5,000

	Total		5,000

	Federal Government & Agencies (0.3%)
(b)	Federal Home Loan Bank, 0.14%, 10/12/12	2,000,000	2,000

	Total		2,000

	Finance Services (0.9%)
	Alpine Securitization Corp., 0.20%, 10/18/12	5,000,000	4,999

	Total		4,999

	Food Processors (0.9%)
	General Mills, Inc., 0.25%, 10/2/12	5,000,000	5,000

	Total		5,000

	Oil and Gas (0.9%)
	Marathon Oil Corp., 0.33%, 10/3/12	5,000,000	5,000

	Total		5,000

	Restaurants (0.3%)
	Darden Restaurants, Inc., 0.29%, 10/1/12	1,700,000	1,700

	Total		1,700

Growth Stock Portfolio

Short-Term Investments (6.0%)	Shares/ $ Par	Value $ (000’s)

Retail Stores (0.9%)
Wal-Mart Stores, Inc., 0.11%, 10/22/12	5,000,000	5,000

Total		5,000

Total Short-Term Investments
(Cost: $33,699)		33,699

Total Investments (100.0%)
(Cost: $469,314)(a)		558,022

Other Assets, Less
Liabilities (0.0%)		34

Net Assets (100.0%)		558,056

Growth Stock Portfolio

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)	At September 30, 2012 the aggregate cost of securities for federal tax purposes (in thousands) was $469,314 and the net unrealized appreciation of investments based on that cost was $88,708 which is comprised of $96,782 aggregate gross unrealized appreciation and $8,074 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(b)	All or a portion of the securities have been pledged as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
S&P 500 Mini Index Futures (Long) (Total Notional Value at September 30, 2012, $20,851)	287	12/12	$(270)

(i)	Written options outstanding on September 30, 2012.

Description	Exercise Price	Expiration Date	Number of Contracts	Value (000’s)
Call - Starbucks Corp.	$52.500	10/12	600	$(30)

(Premiums Received $40)				$(30)

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2012.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks	$524,323	$-	$-
Short-Term Investments	-	33,699	-
Liabilities:
Other Financial Instruments^
Futures	(270)	-	-
Written Options	(30)	-	-
Total	$524,023	$33,699	$-

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

Focused Appreciation Portfolio

Schedule of Investments

September 30, 2012 (unaudited)

	Common Stocks (91.8%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (20.0%)
*	Amazon.com, Inc.	34,305	8,725
	Compagnie Financiere Richemont SA, ADR	1,414,955	8,461
	Limited Brands, Inc.	353,905	17,433
	Marriott International, Inc. - Class A	248,795	9,728
*	MGM Resorts International	552,364	5,938
	News Corp. - Class A	858,110	21,050
	NIKE, Inc. - Class B	54,930	5,213

	Total		76,548

	Consumer Staples (1.9%)
*	Monster Beverage Corp.	133,325	7,221

	Total		7,221

	Financials (1.5%)
	Prudential PLC, ADR	220,802	5,741

	Total		5,741

	Health Care (15.5%)
*	Celgene Corp.	325,420	24,862
*	Express Scripts Holding Co.	359,531	22,532
*	Gilead Sciences, Inc.	59,718	3,961
*	Intuitive Surgical, Inc.	4,645	2,302
*	Vertex Pharmaceuticals, Inc.	100,857	5,643

	Total		59,300

	Industrials (14.5%)
	C.H. Robinson Worldwide, Inc.	107,645	6,302
	FANUC Corp., ADR	574,860	15,366
	Iron Mountain, Inc.	200,495	6,839
	Precision Castparts Corp.	89,285	14,584
	United Parcel Service, Inc. - Class B	174,540	12,492

	Total		55,583

	Information Technology (31.9%)
	Amphenol Corp. - Class A	68,093	4,009
	Apple, Inc.	70,399	46,974
*	eBay, Inc.	475,885	23,038
*	EMC Corp.	526,330	14,353
	MasterCard, Inc. - Class A	8,835	3,989
	Microsoft Corp.	413,400	12,311
	Oracle Corp.	460,245	14,493
	TE Connectivity, Ltd.	85,280	2,900

	Total		122,067

	Common Stocks (91.8%)	Shares/ $ Par	Value $ (000’s)

	Materials (2.9%)
*	Turquoise Hill Resources, Ltd.	1,299,171	11,017

	Total		11,017

	Telecommunication Services (3.6%)
*	Crown Castle International Corp.	218,750	14,022

	Total		14,022

	Total Common Stocks
	(Cost: $255,067)		351,499

	Short-Term Investments (5.0%)

	Commercial Banks Non-US (5.0%)
	BNP Paribas Finance, Inc., 0.10%, 10/1/12	19,300,000	19,300

	Total		19,300

	Total Short-Term Investments
	(Cost: $19,300)		19,300

	Total Investments (96.8%)
	(Cost: $274,367)(a)		370,799

	Other Assets, Less
	Liabilities (3.2%)		12,260

	Net Assets (100.0%)		383,059

Focused Appreciation Portfolio

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)	At September 30, 2012 the aggregate cost of securities for federal tax purposes (in thousands) was $274,367 and the net unrealized appreciation of investments based on that cost was $96,432 which is comprised of $107,129 aggregate gross unrealized appreciation and $10,697 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2012.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks	$351,499	$-	$-
Short-Term Investments	-	19,300	-
Total	$351,499	$19,300	$-

Large Cap Core Stock Portfolio

Schedule of Investments

September 30, 2012 (unaudited)

	Common Stocks (94.9%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (11.4%)
	Comcast Corp. - Class A	141,100	5,047
*	Delphi Automotive PLC	101,375	3,143
	Dick’s Sporting Goods, Inc.	52,100	2,701
*	Dollar General Corp.	71,650	3,693
	Las Vegas Sands Corp.	83,200	3,858
	Macy’s, Inc.	71,550	2,692
	Marriott International, Inc. - Class A	79,450	3,106
	News Corp. - Class A	239,975	5,887
	Starbucks Corp.	59,800	3,035
	Target Corp.	64,400	4,087
	VF Corp.	19,300	3,076
	Viacom, Inc. - Class B	98,250	5,265

	Total		45,590

	Consumer Staples (9.2%)
	Beam, Inc.	81,475	4,688
	Church & Dwight Co., Inc.	73,050	3,944
	Costco Wholesale Corp.	19,500	1,952
	CVS Caremark Corp.	124,172	6,012
	The Estee Lauder Cos., Inc. - Class A	20,100	1,238
	Mead Johnson Nutrition Co.	43,975	3,222
*	Monster Beverage Corp.	34,500	1,869
	PepsiCo, Inc.	71,300	5,046
	Philip Morris International, Inc.	97,650	8,783

	Total		36,754

	Energy (12.8%)
	Anadarko Petroleum Corp.	86,025	6,015
	Chevron Corp.	73,775	8,599
	Exxon Mobil Corp.	157,624	14,415
	National-Oilwell Varco, Inc.	35,500	2,844
	Occidental Petroleum Corp.	67,375	5,798
	Schlumberger, Ltd.	87,300	6,314
*	Weatherford International, Ltd.	367,375	4,658
*	Whiting Petroleum Corp.	56,600	2,682

	Total		51,325

	Financials (13.2%)
	American Express Co.	91,650	5,211
	American Tower Corp.	96,250	6,872
	Citigroup, Inc.	170,330	5,573
	The Goldman Sachs Group, Inc.	22,150	2,518
	Invesco, Ltd.	158,750	3,967
	JPMorgan Chase & Co.	227,546	9,211
	KeyCorp	149,750	1,309

	Common Stocks (94.9%)	Shares/ $ Par	Value $ (000’s)

	Financials continued
	MetLife, Inc.	106,250	3,662
	PNC Financial Services Group, Inc.	58,180	3,671
	The Travelers Cos., Inc.	27,150	1,853
	Wells Fargo & Co.	267,250	9,228

	Total		53,075

	Health Care (11.6%)
*	Alexion Pharmaceuticals, Inc.	15,800	1,807
	AmerisourceBergen Corp.	78,800	3,050
*	Celgene Corp.	25,900	1,979
*	Express Scripts Holding Co.	80,900	5,070
*	Gilead Sciences, Inc.	71,400	4,736
	Johnson & Johnson	135,200	9,317
	Perrigo Co.	26,000	3,020
	Pfizer, Inc.	429,050	10,662
	UnitedHealth Group, Inc.	66,250	3,671
*	Watson Pharmaceuticals, Inc.	35,600	3,032

	Total		46,344

	Industrials (10.1%)
	The Boeing Co.	65,250	4,543
	Caterpillar, Inc.	20,575	1,770
	Cummins, Inc.	19,300	1,780
	Danaher Corp.	91,434	5,043
	FedEx Corp.	57,200	4,840
	General Electric Co.	388,200	8,816
	Precision Castparts Corp.	20,025	3,271
	SPX Corp.	39,925	2,612
	Union Pacific Corp.	28,950	3,436
	United Technologies Corp.	55,300	4,329

	Total		40,440

	Information Technology (20.2%)
	Apple, Inc.	31,600	21,085
	Avago Technologies, Ltd.	77,000	2,685
	Broadcom Corp. - Class A	112,150	3,878
*	Cognizant Technology Solutions Corp. - Class A	61,000	4,265
*	EMC Corp.	207,900	5,669
*	F5 Networks, Inc.	27,950	2,926
*	Google, Inc. - Class A	9,650	7,281
	International Business Machines Corp.	43,150	8,952
*	Juniper Networks, Inc.	123,100	2,106
	Microsoft Corp.	370,850	11,044
	Oracle Corp.	117,300	3,694
	Qualcomm, Inc.	82,500	5,155
	Visa, Inc. - Class A	14,900	2,001

	Total		80,741

	Common Stocks (94.9%)	Shares/ $ Par	Value $ (000’s)

	Materials (3.5%)
	Celanese Corp.	46,600	1,767
	Cliffs Natural Resources, Inc.	69,825	2,732
	Monsanto Co.	59,500	5,416
	Praxair, Inc.	40,100	4,165

	Total		14,080

	Telecommunication Services (1.0%)
	Vodafone Group PLC, ADR	147,900	4,214

	Total		4,214

	Utilities (1.9%)
	American Water Works Co., Inc.	204,550	7,581

	Total		7,581

	Total Common Stocks
	(Cost: $330,387)		380,144

	Short-Term Investments (4.7%)

	Commercial Banks US (1.2%)
	Bank of America NA, 0.20%, 10/26/12	5,000,000	5,000

	Total		5,000

	Federal Government & Agencies (0.5%)
(b)	Federal Home Loan Bank, 0.14%, 10/12/12	2,000,000	2,000

	Total		2,000

	Oil and Gas (1.3%)
	Devon Energy Corp., 0.25%, 10/5/12	5,000,000	5,000

	Total		5,000

	Restaurants (1.7%)
	Darden Restaurants, Inc., 0.29%, 10/1/12	6,800,000	6,800

	Total		6,800

	Total Short-Term Investments
	(Cost: $18,800)		18,800

	Total Investments (99.6%)
	(Cost: $349,187)(a)		398,944

	Other Assets, Less
	Liabilities (0.4%)		1,609

	Net Assets (100.0%)		400,553

Large Cap Core Stock Portfolio

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)	At September 30, 2012 the aggregate cost of securities for federal tax purposes (in thousands) was $349,187 and the net unrealized appreciation of investments based on that cost was $49,757 which is comprised of $57,383 aggregate gross unrealized appreciation and $7,626 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(b)	All or a portion of the securities have been pledged as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
S&P 500 Mini Index Futures (Long) (Total Notional Value at September 30, 2012, $4,940)	68	12/12	$(64)

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2012.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks	$380,144	$-	$-
Short-Term Investments	-	18,800	-
Liabilities:
Other Financial Instruments^
Futures	(64)	-	-
Total	$380,080	$18,800	$-

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

Large Cap Blend Portfolio

Schedule of Investments

September 30, 2012 (unaudited)

	Common Stocks (94.7%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (16.9%)
*	Amazon.com, Inc.	800	203
	Carnival Corp.	38,200	1,392
	CBS Corp. - Class B	3,500	127
	Coach, Inc.	5,900	331
	Comcast Corp. - Class A	57,200	2,046
	Darden Restaurants, Inc.	5,300	296
*	DreamWorks Animation SKG, Inc. - Class A	15,900	306
	Gannett Co., Inc.	23,600	419
	The Home Depot, Inc.	26,300	1,588
	Lowe’s Cos., Inc.	13,000	393
*	Lululemon Athletica, Inc.	5,400	399
	NIKE, Inc. - Class B	2,500	237
*	NVR, Inc.	650	549
	Scripps Networks Interactive - Class A	10,900	667
	Signet Jewelers, Ltd.	12,100	590
*	Sirius XM Radio, Inc.	122,300	318
	Starbucks Corp.	10,100	513
	Target Corp.	3,800	241
	Tiffany & Co.	19,100	1,182
	Time Warner Cable, Inc.	7,543	717
	Viacom, Inc. - Class B	1,800	96
	Whirlpool Corp.	7,500	622

	Total		13,232

	Consumer Staples (3.2%)
	Costco Wholesale Corp.	2,200	220
	Kraft Foods, Inc. - Class A	8,700	360
	PepsiCo, Inc.	4,300	304
	Philip Morris International, Inc.	17,600	1,583

	Total		2,467

	Energy (13.3%)
	Cenovus Energy, Inc.	25,300	882
	Chevron Corp.	8,400	979
*	Cobalt International Energy, Inc.	24,900	554
*	Dril-Quip, Inc.	4,600	331
	Encana Corp.	26,500	581
	Ensco PLC - Class A	13,800	753
	Halliburton Co.	50,700	1,708
	Noble Energy, Inc.	12,800	1,187
	Royal Dutch Shell PLC - Class A, ADR	16,300	1,131
	Royal Dutch Shell PLC - Class B, ADR	1,700	121
	Schlumberger, Ltd.	19,800	1,432
	TransCanada Corp.	14,700	669
*	Weatherford International, Ltd.	7,300	93

	Total		10,421

	Common Stocks (94.7%)	Shares/ $ Par	Value $ (000’s)

	Financials (15.4%)
	ACE, Ltd.	11,600	877
	Aflac, Inc.	13,000	622
	The Allstate Corp.	22,500	891
	American Tower Corp.	26,100	1,863
	Aon PLC	9,700	507
	BB&T Corp.	21,100	700
	BlackRock, Inc.	3,200	571
	The Charles Schwab Corp.	25,300	324
	CME Group, Inc.	10,600	607
	The Goldman Sachs Group, Inc.	13,500	1,535
	JPMorgan Chase & Co.	15,900	644
	Marsh & McLennan Cos., Inc.	24,800	841
	NYSE Euronext	3,800	94
	The Progressive Corp.	18,300	379
	Ventas, Inc.	6,200	386
	Wells Fargo & Co.	21,600	746
	Weyerhaeuser Co.	17,600	460

	Total		12,047

	Health Care (12.6%)
	Allergan, Inc.	4,900	449
*	AMERIGROUP Corp.	4,000	366
	Bristol-Myers Squibb Co.	41,400	1,397
*	Centene Corp.	10,400	389
*	Cerner Corp.	8,100	627
*	Elan Corp. PLC, ADR	8,500	91
*	Express Scripts Holding Co.	17,200	1,078
*	Gilead Sciences, Inc.	50,000	3,316
*	Molina Healthcare, Inc.	14,500	365
*	Seattle Genetics, Inc.	33,200	895
	Shire PLC, ADR	9,600	851

	Total		9,824

	Industrials (8.8%)
	The Boeing Co.	3,400	237
	Caterpillar, Inc.	6,300	542
	Danaher Corp.	13,700	756
	Eaton Corp.	27,300	1,290
	General Electric Co.	25,400	577
	Iron Mountain, Inc.	28,800	982
*	Nielsen Holdings N.V.	11,500	345
	Norfolk Southern Corp.	8,600	547
*	Polypore International, Inc.	13,000	460
	Republic Services, Inc.	28,800	792
	Stanley Black & Decker, Inc.	1,500	114
	United Technologies Corp.	2,900	227

	Total		6,869

	Information Technology (17.7%)
	Accenture PLC - Class A	14,000	980
	Apple, Inc.	3,430	2,289
	Broadcom Corp. - Class A	46,100	1,594

	Common Stocks (94.7%)	Shares/ $ Par	Value $ (000’s)

	Information Technology continued
*	Freescale Semiconductor Holdings I, Ltd.	9,000	86
*	Google, Inc. - Class A	2,010	1,517
	Hewlett-Packard Co.	16,100	275
	International Business Machines Corp.	1,900	394
	Jabil Circuit, Inc.	28,100	526
	Jack Henry & Associates, Inc.	18,100	686
*	Juniper Networks, Inc.	38,400	657
	KLA-Tencor Corp.	5,700	272
	Microsoft Corp.	18,400	548
*	ON Semiconductor Corp.	43,700	270
	Oracle Corp.	35,900	1,130
	Qualcomm, Inc.	8,100	506
	TE Connectivity, Ltd.	7,200	245
*	Vantiv, Inc. - Class A	26,800	577
	Visa, Inc. - Class A	8,100	1,088
	Western Digital Corp.	4,400	170

	Total		13,810

	Materials (5.9%)
	Air Products and Chemicals, Inc.	9,000	744
	Allegheny Technologies, Inc.	29,200	931
	Barrick Gold Corp.	9,600	401
	Cliffs Natural Resources, Inc.	6,000	235
	The Dow Chemical Co.	11,800	342
	FMC Corp.	1,700	94
	Freeport-McMoRan Copper & Gold, Inc.	3,600	143
	LyondellBasell Industries NV - Class A	17,800	920
	Monsanto Co.	6,300	573
	Nucor Corp.	6,100	233

	Total		4,616

	Telecommunication Services (0.3%)
	CenturyLink, Inc.	5,000	202

	Total		202

	Utilities (0.6%)
	PG&E Corp.	10,300	440

	Total		440

	Total Common Stocks
	(Cost: $61,133)		73,928

	Total Investments (94.7%)
	(Cost: $61,133)(a)		73,928

	Other Assets, Less
	Liabilities (5.3%)		4,113

	Net Assets (100.0%)		78,041

Large Cap Blend Portfolio

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)	At September 30, 2012 the aggregate cost of securities for federal tax purposes (in thousands) was $61,133 and the net unrealized appreciation of investments based on that cost was $12,795 which is comprised of $14,656 aggregate gross unrealized appreciation and $1,861 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2012.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks	$73,928	$-	$-
Total	$73,928	$-	$-

Index 500 Stock Portfolio

Schedule of Investments

September 30, 2012 (unaudited)

	Common Stocks (99.7%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (11.0%)
	Abercrombie & Fitch Co. - Class A	11,000	373
*	Amazon.com, Inc.	47,900	12,182
*	Apollo Group, Inc. - Class A	13,400	389
*	AutoNation, Inc.	5,529	241
*	AutoZone, Inc.	3,525	1,303
*	Bed Bath & Beyond, Inc.	30,900	1,947
	Best Buy Co., Inc.	36,875	634
*	Big Lots, Inc.	8,500	251
*	BorgWarner, Inc.	15,200	1,050
	Cablevision Systems Corp. - Class A	28,500	452
*	CarMax, Inc.	30,300	857
	Carnival Corp.	60,309	2,198
	CBS Corp. - Class B	86,224	3,132
*	Chipotle Mexican Grill, Inc.	4,200	1,334
	Coach, Inc.	38,200	2,140
	Comcast Corp. - Class A	358,605	12,827
	D.R. Horton, Inc.	37,300	770
	Darden Restaurants, Inc.	17,150	956
	DeVry, Inc.	7,800	177
*	DIRECTV	87,100	4,569
*	Discovery Communications, Inc. - Class A	33,900	2,021
*	Dollar Tree, Inc.	30,800	1,487
	Expedia, Inc.	12,850	743
	Family Dollar Stores, Inc.	15,500	1,028
	Ford Motor Co.	507,565	5,005
*	Fossil, Inc.	6,900	584
	GameStop Corp. - Class A	17,300	363
	Gannett Co., Inc.	31,250	555
	The Gap, Inc.	44,275	1,584
	Genuine Parts Co.	20,700	1,263
*	The Goodyear Tire & Rubber Co.	32,500	396
	H&R Block, Inc.	36,500	632
	Harley-Davidson, Inc.	30,800	1,305
	Harman International Industries, Inc.	9,400	434
	Hasbro, Inc.	15,525	593
	The Home Depot, Inc.	203,600	12,291
	International Game Technology	35,500	465
	The Interpublic Group of Cos., Inc.	58,900	655
	J.C. Penney Co., Inc.	19,450	472
	Johnson Controls, Inc.	90,500	2,480
	Kohl’s Corp.	31,867	1,632
	Leggett & Platt, Inc.	18,633	467
	Lennar Corp. - Class A	21,600	751
	Limited Brands, Inc.	32,087	1,581
	Lowe’s Cos., Inc.	156,500	4,733
	Macy’s, Inc.	54,946	2,067

	Common Stocks (99.7%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary continued
	Marriott International, Inc. - Class A	35,256	1,378
	Mattel, Inc.	45,288	1,607
	McDonald’s Corp.	135,178	12,403
	The McGraw-Hill Cos., Inc.	37,220	2,032
*	NetFlix, Inc.	7,400	403
	Newell Rubbermaid, Inc.	38,592	737
	News Corp. - Class A	280,200	6,873
	NIKE, Inc. - Class B	48,800	4,632
	Nordstrom, Inc.	21,334	1,177
	Omnicom Group, Inc.	36,300	1,872
*	O’Reilly Automotive, Inc.	15,800	1,321
*	Priceline.com, Inc.	6,600	4,084
*	PulteGroup, Inc.	44,935	696
	Ralph Lauren Corp.	8,600	1,301
	Ross Stores, Inc.	30,000	1,938
	Scripps Networks Interactive - Class A	12,300	753
	Staples, Inc.	91,650	1,056
	Starbucks Corp.	100,900	5,121
	Starwood Hotels & Resorts Worldwide, Inc.	26,300	1,524
	Target Corp.	87,957	5,583
	Tiffany & Co.	16,867	1,044
	Time Warner Cable, Inc.	41,592	3,954
	Time Warner, Inc.	127,633	5,786
	The TJX Cos., Inc.	98,500	4,412
*	TripAdvisor, Inc.	13,450	443
*	Urban Outfitters, Inc.	14,800	556
	VF Corp.	11,557	1,842
	Viacom, Inc. - Class B	70,224	3,763
	The Walt Disney Co.	237,657	12,425
	The Washington Post Co. - Class B	600	218
	Whirlpool Corp.	10,244	849
	Wyndham Worldwide Corp.	19,386	1,017
	Wynn Resorts, Ltd.	10,600	1,224
	Yum! Brands, Inc.	61,260	4,064

	Total		191,457

	Consumer Staples (10.9%)
	Altria Group, Inc.	270,622	9,036
	Archer-Daniels-Midland Co.	87,603	2,381
	Avon Products, Inc.	57,400	915
	Beam, Inc.	20,967	1,206
	Brown-Forman Corp. - Class B	19,833	1,294
	Campbell Soup Co.	23,522	819
	The Clorox Co.	17,250	1,243
	The Coca-Cola Co.	600,050	22,760
	Coca-Cola Enterprises, Inc.	39,900	1,248
	Colgate-Palmolive Co.	63,422	6,800

	Common Stocks (99.7%)	Shares/ $ Par	Value $ (000’s)

	Consumer Staples continued
	ConAgra Foods, Inc.	55,267	1,525
*	Constellation Brands, Inc. - Class A	20,200	653
	Costco Wholesale Corp.	57,464	5,754
	CVS Caremark Corp.	170,461	8,254
*	Dean Foods Co.	24,500	401
	Dr. Pepper Snapple Group, Inc.	28,200	1,256
	The Estee Lauder Cos., Inc. - Class A	30,000	1,847
	General Mills, Inc.	86,134	3,432
	H.J. Heinz Co.	42,517	2,379
	The Hershey Co.	20,200	1,432
	Hormel Foods Corp.	18,200	532
	The J.M. Smucker Co.	15,100	1,304
	Kellogg Co.	32,757	1,692
	Kimberly-Clark Corp.	52,156	4,474
	Kraft Foods, Inc. - Class A	235,796	9,750
	The Kroger Co.	74,605	1,756
	Lorillard, Inc.	17,346	2,020
	McCormick & Co., Inc.	17,600	1,092
	Mead Johnson Nutrition Co.	27,131	1,988
	Molson Coors Brewing Co. - Class B	20,900	942
*	Monster Beverage Corp.	20,400	1,105
	PepsiCo, Inc.	208,025	14,722
	Philip Morris International, Inc.	226,822	20,400
	The Procter & Gamble Co.	364,364	25,272
	Reynolds American, Inc.	44,100	1,911
	Safeway, Inc.	32,000	515
	Sysco Corp.	77,925	2,437
	Tyson Foods, Inc. - Class A	38,400	615
	Walgreen Co.	113,946	4,152
	Wal-Mart Stores, Inc.	229,500	16,937
	Whole Foods Market, Inc.	21,700	2,114

	Total		190,365

	Energy (11.3%)
*	Alpha Natural Resources, Inc.	29,255	192
	Anadarko Petroleum Corp.	66,424	4,644
	Apache Corp.	51,946	4,492
	Baker Hughes, Inc.	58,264	2,635
	Cabot Oil & Gas Corp.	27,900	1,253
*	Cameron International Corp.	32,800	1,839
	Chesapeake Energy Corp.	88,100	1,662
	Chevron Corp.	262,414	30,587
	ConocoPhillips	168,138	9,614
	CONSOL Energy, Inc.	30,300	911
*	Denbury Resources, Inc.	52,000	840
	Devon Energy Corp.	53,800	3,255

Index 500 Stock Portfolio

	Common Stocks (99.7%)	Shares/ $ Par	Value $ (000’s)

	Energy continued
	Diamond Offshore Drilling, Inc.	9,200	605
	Ensco PLC - Class A	30,800	1,680
	EOG Resources, Inc.	35,820	4,014
	EQT Corp.	19,900	1,174
	Exxon Mobil Corp.	621,901	56,873
*	FMC Technologies, Inc.	31,800	1,472
	Halliburton Co.	122,738	4,135
	Helmerich & Payne, Inc.	14,300	681
	Hess Corp.	40,400	2,170
	Kinder Morgan, Inc.	75,417	2,679
	Marathon Oil Corp.	93,766	2,773
	Marathon Petroleum Corp.	45,333	2,475
	Murphy Oil Corp.	25,800	1,385
*	Nabors Industries, Ltd.	38,600	542
	National-Oilwell Varco, Inc.	56,700	4,542
*	Newfield Exploration Co.	17,900	561
	Noble Corp.	33,600	1,202
	Noble Energy, Inc.	23,600	2,188
	Occidental Petroleum Corp.	107,840	9,281
	Peabody Energy Corp.	36,200	807
	Phillips 66	83,119	3,854
	Pioneer Natural Resources Co.	16,400	1,712
	QEP Resources, Inc.	23,700	750
	Range Resources Corp.	21,600	1,509
*	Rowan Cos., PLC. - Class A	16,550	559
	Schlumberger, Ltd.	177,384	12,830
*	Southwestern Energy Co.	46,300	1,610
	Spectra Energy Corp.	86,836	2,550
	Sunoco, Inc.	14,100	660
	Tesoro Corp.	18,700	784
	Valero Energy Corp.	73,500	2,329
	The Williams Companies, Inc.	83,200	2,910
*	WPX Energy, Inc.	26,400	438

	Total		195,658

	Financials (14.4%)
	ACE, Ltd.	45,000	3,402
	Aflac, Inc.	62,150	2,976
	The Allstate Corp.	65,328	2,588
	American Express Co.	133,175	7,572
*	American International Group, Inc.	97,591	3,200
	American Tower Corp.	52,500	3,748
	Ameriprise Financial, Inc.	29,055	1,647
	Aon PLC	43,400	2,269
	Apartment Investment & Management Co. - Class A	18,756	488
	Assurant, Inc.	10,800	403
	AvalonBay Communities, Inc.	12,673	1,723
	Bank of America Corp.	1,433,196	12,655
	The Bank of New York Mellon Corp.	158,663	3,589

	Common Stocks (99.7%)	Shares/ $ Par	Value $ (000’s)

	Financials continued
	BB&T Corp.	92,900	3,081
*	Berkshire Hathaway, Inc. - Class B	233,866	20,627
	BlackRock, Inc.	17,000	3,031
	Boston Properties, Inc.	19,900	2,201
	Capital One Financial Corp.	77,229	4,403
*	CBRE Group, Inc.	43,600	803
	The Charles Schwab Corp.	143,911	1,841
	The Chubb Corp.	35,900	2,738
	Cincinnati Financial Corp.	21,575	818
	Citigroup, Inc.	389,964	12,760
	CME Group, Inc.	44,200	2,533
	Comerica, Inc.	26,150	812
	Discover Financial Services	70,556	2,803
*	E*TRADE Financial Corp.	33,860	298
	Equity Residential	40,000	2,301
	Federated Investors, Inc. - Class B	12,300	255
	Fifth Third Bancorp	122,334	1,897
	First Horizon National Corp.	33,566	323
	Franklin Resources, Inc.	18,850	2,358
*	Genworth Financial, Inc. - Class A	65,400	342
	The Goldman Sachs Group, Inc.	65,400	7,435
	The Hartford Financial Services Group, Inc.	58,650	1,140
	HCP, Inc.	55,800	2,482
	Health Care REIT, Inc.	30,000	1,733
	Host Hotels & Resorts, Inc.	95,494	1,533
	Hudson City Bancorp, Inc.	70,200	559
	Huntington Bancshares, Inc.	115,042	794
*	IntercontinentalExchange, Inc.	9,700	1,294
	Invesco, Ltd.	59,600	1,489
	JPMorgan Chase & Co.	506,229	20,492
	KeyCorp	126,775	1,108
	Kimco Realty Corp.	54,100	1,097
	Legg Mason, Inc.	16,700	412
	Leucadia National Corp.	26,300	598
	Lincoln National Corp.	37,930	918
	Loews Corp.	40,621	1,676
	M&T Bank Corp.	16,800	1,599
	Marsh & McLennan Cos., Inc.	72,580	2,463
	MetLife, Inc.	141,274	4,868
	Moody’s Corp.	26,250	1,159
	Morgan Stanley	202,513	3,390
	The NASDAQ OMX Group, Inc.	16,300	380
	Northern Trust Corp.	32,050	1,488
	NYSE Euronext	33,800	833
	People’s United Financial, Inc.	47,300	574

	Common Stocks (99.7%)	Shares/ $ Par	Value $ (000’s)

	Financials continued
	Plum Creek Timber Co., Inc.	21,500	943
	PNC Financial Services Group, Inc.	70,289	4,435
	Principal Financial Group, Inc.	39,900	1,075
	The Progressive Corp.	81,100	1,682
	Prologis, Inc.	61,197	2,144
	Prudential Financial, Inc.	62,400	3,401
	Public Storage	18,900	2,630
	Regions Financial Corp.	187,790	1,354
	Simon Property Group, Inc.	40,336	6,123
	SLM Corp.	64,842	1,019
	State Street Corp.	65,000	2,727
	SunTrust Banks, Inc.	71,533	2,022
	T. Rowe Price Group, Inc.	33,900	2,146
	Torchmark Corp.	13,075	671
	The Travelers Cos., Inc.	51,710	3,530
	U.S. Bancorp	251,921	8,641
	Unum Group	38,031	731
	Ventas, Inc.	38,400	2,390
	Vornado Realty Trust	24,674	2,000
	Wells Fargo & Co.	706,731	24,403
	XL Group PLC	41,500	997
	Zions Bancorporation	24,500	506

	Total		249,569

	Health Care (11.9%)
	Abbott Laboratories	209,250	14,346
	Aetna, Inc.	46,208	1,830
	Agilent Technologies, Inc.	46,237	1,778
*	Alexion Pharmaceuticals, Inc.	25,500	2,917
	Allergan, Inc.	40,934	3,749
	AmerisourceBergen Corp.	33,400	1,293
	Amgen, Inc.	103,443	8,722
	Baxter International, Inc.	73,200	4,411
	Becton, Dickinson and Co.	26,950	2,117
*	Biogen Idec, Inc.	31,890	4,759
*	Boston Scientific Corp.	190,122	1,091
	Bristol-Myers Squibb Co.	224,613	7,581
	C.R. Bard, Inc.	11,200	1,172
	Cardinal Health, Inc.	46,025	1,794
*	CareFusion Corp.	29,512	838
*	Celgene Corp.	58,600	4,477
*	Cerner Corp.	19,500	1,509
	CIGNA Corp.	38,387	1,811
	Coventry Health Care, Inc.	17,800	742
	Covidien PLC	64,100	3,809
*	DaVita, Inc.	12,500	1,295
	DENTSPLY International, Inc.	18,900	721
*	Edwards Lifesciences Corp.	15,200	1,632
	Eli Lilly and Co.	135,806	6,439
*	Express Scripts Holding Co.	107,141	6,715
*	Forest Laboratories, Inc.	35,366	1,259
*	Gilead Sciences, Inc.	100,700	6,679

Index 500 Stock Portfolio

	Common Stocks (99.7%)	Shares/ $ Par	Value $ (000’s)

	Health Care continued
*	Hospira, Inc.	21,965	721
	Humana, Inc.	21,700	1,522
*	Intuitive Surgical, Inc.	5,300	2,627
	Johnson & Johnson	365,237	25,168
*	Laboratory Corp. of America Holdings	12,900	1,193
*	Life Technologies Corp.	23,780	1,162
	McKesson Corp.	31,305	2,693
	Medtronic, Inc.	138,400	5,968
	Merck & Co., Inc.	404,483	18,242
*	Mylan, Inc.	54,000	1,318
	Patterson Cos., Inc.	11,700	401
	PerkinElmer, Inc.	15,100	445
	Perrigo Co.	12,400	1,441
	Pfizer, Inc.	995,892	24,748
	Quest Diagnostics, Inc.	21,100	1,338
	St. Jude Medical, Inc.	41,700	1,757
	Stryker Corp.	43,100	2,399
*	Tenet Healthcare Corp.	55,050	345
	Thermo Fisher Scientific, Inc.	48,800	2,871
	UnitedHealth Group, Inc.	137,944	7,643
*	Varian Medical Systems, Inc.	14,800	893
*	Waters Corp.	11,800	983
*	Watson Pharmaceuticals, Inc.	16,900	1,439
	WellPoint, Inc.	44,000	2,552
	Zimmer Holdings, Inc.	23,437	1,585

	Total		206,940

	Industrials (10.0%)
	3M Co.	92,276	8,528
	Avery Dennison Corp.	13,750	438
	The Boeing Co.	99,576	6,932
	C.H. Robinson Worldwide, Inc.	21,600	1,265
	Caterpillar, Inc.	86,776	7,466
	Cintas Corp.	14,633	607
	Cooper Industries PLC	21,200	1,591
	CSX Corp.	138,200	2,868
	Cummins, Inc.	25,600	2,361
	Danaher Corp.	76,500	4,219
	Deere & Co.	52,920	4,365
	Dover Corp.	24,467	1,456
	The Dun & Bradstreet Corp.	6,000	478
	Eaton Corp.	44,900	2,122
	Emerson Electric Co.	97,600	4,711
	Equifax, Inc.	16,000	745
	Expeditors International of Washington, Inc.	28,200	1,025
	Fastenal Co.	39,300	1,690
	FedEx Corp.	41,920	3,547
	Flowserve Corp.	6,800	869
	Fluor Corp.	22,500	1,266
	General Dynamics Corp.	48,000	3,174
	General Electric Co.	1,409,106	32,001
	Honeywell International, Inc.	103,650	6,193

	Common Stocks (99.7%)	Shares/ $ Par	Value $ (000’s)

	Industrials continued
	Illinois Tool Works, Inc.	63,500	3,776
	Ingersoll-Rand PLC	39,700	1,779
	Iron Mountain, Inc.	22,800	778
*	Jacobs Engineering Group, Inc.	17,200	695
	Joy Global, Inc.	14,100	790
	L-3 Communications Holdings, Inc.	13,000	932
	Lockheed Martin Corp.	35,408	3,306
	Masco Corp.	47,500	715
	Norfolk Southern Corp.	43,357	2,759
	Northrop Grumman Corp.	33,420	2,220
	PACCAR, Inc.	47,415	1,898
	Pall Corp.	15,450	981
	Parker Hannifin Corp.	20,112	1,681
	Pitney Bowes, Inc.	26,637	368
	Precision Castparts Corp.	19,300	3,152
*	Quanta Services, Inc.	28,300	699
	R.R. Donnelley & Sons Co.	23,934	254
	Raytheon Co.	44,300	2,532
	Republic Services, Inc.	41,807	1,150
	Robert Half International, Inc.	19,040	507
	Rockwell Automation, Inc.	18,950	1,318
	Rockwell Collins, Inc.	19,250	1,033
	Roper Industries, Inc.	13,000	1,429
	Ryder System, Inc.	6,800	266
	Snap-on, Inc.	7,717	555
	Southwest Airlines Co.	102,067	895
	Stanley Black & Decker, Inc.	22,742	1,734
*	Stericycle, Inc.	11,300	1,023
	Textron, Inc.	37,300	976
	Tyco International, Ltd.	61,600	3,466
	Union Pacific Corp.	63,320	7,516
	United Parcel Service, Inc. - Class B	127,600	9,132
	United Technologies Corp.	121,234	9,491
	W.W. Grainger, Inc.	8,100	1,688
	Waste Management, Inc.	61,485	1,972
	Xylem, Inc.	24,700	621

	Total		174,004

	Information Technology (19.9%)
	Accenture PLC - Class A	85,700	6,002
*	Adobe Systems, Inc.	65,950	2,141
*	Advanced Micro Devices, Inc.	78,300	264
*	Akamai Technologies, Inc.	23,800	911
	Altera Corp.	42,911	1,458
	Amphenol Corp. - Class A	21,500	1,266
	Analog Devices, Inc.	39,657	1,554
	Apple, Inc.	124,400	83,007
	Applied Materials, Inc.	170,500	1,904
*	Autodesk, Inc.	30,568	1,020
	Automatic Data Processing, Inc.	65,050	3,816
*	BMC Software, Inc.	21,460	890
	Broadcom Corp. - Class A	65,900	2,279

	Common Stocks (99.7%)	Shares/ $ Par	Value $ (000’s)

	Information Technology continued
	CA, Inc.	47,092	1,213
	Cisco Systems, Inc.	712,400	13,600
*	Citrix Systems, Inc.	24,720	1,893
*	Cognizant Technology Solutions Corp. - Class A	40,500	2,832
	Computer Sciences Corp.	20,650	665
	Corning, Inc.	201,800	2,654
	Dell, Inc.	197,733	1,950
*	eBay, Inc.	152,800	7,397
*	Electronic Arts, Inc.	42,300	537
*	EMC Corp.	279,274	7,616
*	F5 Networks, Inc.	10,600	1,110
	Fidelity National Information Services, Inc.	31,800	993
*	First Solar, Inc.	7,800	173
*	Fiserv, Inc.	18,125	1,342
	FLIR Systems, Inc.	20,500	409
*	Google, Inc. - Class A	33,800	25,502
	Harris Corp.	15,100	773
	Hewlett-Packard Co.	262,926	4,486
	Intel Corp.	669,063	15,174
	International Business Machines Corp.	153,439	31,831
	Intuit, Inc.	39,100	2,302
	Jabil Circuit, Inc.	24,167	452
*	JDS Uniphase Corp.	30,750	381
*	Juniper Networks, Inc.	70,400	1,205
	KLA-Tencor Corp.	22,300	1,064
*	Lam Research Corp.	24,287	772
	Lexmark International, Inc. - Class A	9,500	211
	Linear Technology Corp.	30,650	976
*	LSI Corp.	75,700	523
	MasterCard, Inc. - Class A	14,100	6,366
	Microchip Technology, Inc.	25,700	841
*	Micron Technology, Inc.	131,650	788
	Microsoft Corp.	994,292	29,610
	Molex, Inc.	18,250	480
	Motorola Solutions, Inc.	38,853	1,964
*	NetApp, Inc.	48,300	1,588
*	NVIDIA Corp.	82,250	1,097
	Oracle Corp.	516,125	16,253
	Paychex, Inc.	42,935	1,429
	Qualcomm, Inc.	227,934	14,244
*	Red Hat, Inc.	25,600	1,458
	SAIC, Inc.	36,800	443
*	Salesforce.com, Inc.	18,400	2,809
*	SanDisk Corp.	32,400	1,407
	Seagate Technology PLC	47,000	1,457
*	Symantec Corp.	95,854	1,725
	TE Connectivity, Ltd.	56,900	1,935
*	Teradata Corp.	22,400	1,689
*	Teradyne, Inc.	24,850	353
	Texas Instruments, Inc.	152,200	4,193
	Total System Services, Inc.	21,378	507
*	VeriSign, Inc.	21,000	1,022
	Visa, Inc. - Class A	66,200	8,889

Index 500 Stock Portfolio

	Common Stocks (99.7%)	Shares/ $ Par	Value $ (000’s)

	Information Technology continued
	Western Digital Corp.	31,100	1,204
	Western Union Co.	81,532	1,485
	Xerox Corp.	179,270	1,316
	Xilinx, Inc.	35,100	1,173
*	Yahoo!, Inc.	162,100	2,590

	Total		346,863

	Materials (3.6%)
	Air Products and Chemicals, Inc.	28,167	2,329
	Airgas, Inc.	9,200	757
	Alcoa, Inc.	141,907	1,256
	Allegheny Technologies, Inc.	14,217	454
	Ball Corp.	20,864	883
	Bemis Co., Inc.	13,700	431
	CF Industries Holdings, Inc.	8,700	1,933
	Cliffs Natural Resources, Inc.	18,900	740
	The Dow Chemical Co.	159,009	4,605
	E.I. du Pont de Nemours and Co.	124,628	6,265
	Eastman Chemical Co.	20,350	1,160
	Ecolab, Inc.	38,900	2,521
	FMC Corp.	18,200	1,008
	Freeport-McMoRan Copper & Gold, Inc.	126,176	4,994
	International Flavors & Fragrances, Inc.	10,800	643
	International Paper Co.	58,166	2,113
	LyondellBasell Industries NV - Class A	42,000	2,170
	MeadWestvaco Corp.	22,879	700
	Monsanto Co.	70,906	6,454
	The Mosaic Co.	39,600	2,281
	Newmont Mining Corp.	65,880	3,690
	Nucor Corp.	42,132	1,612
*	Owens-Illinois, Inc.	21,900	411
	PPG Industries, Inc.	20,267	2,327
	Praxair, Inc.	39,700	4,124
	Sealed Air Corp.	25,842	400
	The Sherwin-Williams Co.	11,413	1,699
	Sigma-Aldrich Corp.	16,100	1,159
	Titanium Metals Corp.	10,900	140
	United States Steel Corp.	19,150	365
	Vulcan Materials Co.	17,200	814
	Weyerhaeuser Co.	71,453	1,868

	Total		62,306

	Telecommunication Services (3.2%)
	AT&T, Inc.	779,675	29,394
	CenturyLink, Inc.	82,633	3,338
*	Crown Castle International Corp.	34,300	2,199
	Frontier Communications Corp.	132,797	651
*	MetroPCS Communications, Inc.	39,100	458
*	Sprint Nextel Corp.	398,802	2,201

	Common Stocks (99.7%)	Shares/ $ Par	Value $ (000’s)

	Telecommunication Services continued
	Verizon Communications, Inc.	377,842	17,218
	Windstream Corp.	78,292	791

	Total		56,250

	Utilities (3.5%)
*	The AES Corp.	85,700	940
	AGL Resources, Inc.	15,554	636
	Ameren Corp.	32,267	1,054
	American Electric Power Co., Inc.	64,440	2,832
	CenterPoint Energy, Inc.	56,862	1,211
	CMS Energy Corp.	34,600	815
	Consolidated Edison, Inc.	38,950	2,333
	Dominion Resources, Inc.	75,976	4,022
	DTE Energy Co.	22,650	1,358
	Duke Energy Corp.	93,630	6,067
	Edison International	43,320	1,979
	Entergy Corp.	23,609	1,636
	Exelon Corp.	113,313	4,032
	FirstEnergy Corp.	55,606	2,452
	Integrys Energy Group, Inc.	10,332	539
	NextEra Energy, Inc.	55,514	3,904
	NiSource, Inc.	37,773	963
	Northeast Utilities	41,700	1,594
	NRG Energy, Inc.	30,300	648
	ONEOK, Inc.	27,600	1,333
	Pepco Holdings, Inc.	30,400	575
	PG&E Corp.	56,125	2,395
	Pinnacle West Capital Corp.	14,600	771
	PPL Corp.	77,168	2,242
	Public Service Enterprise Group, Inc.	67,272	2,165
	SCANA Corp.	15,500	748
	Sempra Energy	31,902	2,057
	Southern Co.	115,500	5,324
	TECO Energy, Inc.	28,700	509
	Wisconsin Energy Corp.	30,600	1,153
	Xcel Energy, Inc.	64,720	1,793

	Total		60,080

	Total Common Stocks
	(Cost: $1,269,187)		1,733,492

	Short-Term Investments (0.2%)

	Federal Government & Agencies (0.0%)
(b)	Federal Home Loan Bank, 0.12%, 11/16/12	1,000,000	1,000

	Total		1,000

Short-Term Investments (0.2%)	Shares/ $ Par	Value $ (000’s)

Restaurants (0.2%)
Darden Restaurants, Inc., 0.29%, 10/1/12	3,000,000	3,000

Total		3,000

Total Short-Term Investments
(Cost: $4,000)		4,000

Total Investments (99.9%)
(Cost: $1,273,187)(a)		1,737,492

Other Assets,
Less Liabilities (0.1%)		1,839

Net Assets (100.0%)		1,739,331

Index 500 Stock Portfolio

*	Non-Income Producing

(a)	At September 30, 2012 the aggregate cost of securities for federal tax purposes (in thousands) was $1,273,187 and the net unrealized appreciation of investments based on that cost was $464,305 which is comprised of $642,091 aggregate gross unrealized appreciation and $177,786 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(b)	All or a portion of the securities have been pledged as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
S&P 500 Mini Index Futures (Long) (Total Notional Value at September 30, 2012, $4,068)	56	12/12	$(53)

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2012.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks	$1,733,492	$-	$-
Short-Term Investments	-	4,000	-
Liabilities:
Other Financial Instruments^
Futures	(53)	-	-
Total	$1,733,439	$4,000	$-

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

Large Company Value Portfolio

Schedule of Investments

September 30, 2012 (unaudited)

	Common Stocks (97.7%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (9.2%)
	Autoliv, Inc.	3,440	213
	Carnival Corp.	10,640	388
	CBS Corp. - Class B	13,650	496
	Comcast Corp. - Class A	28,420	1,016
	Ford Motor Co.	105,830	1,043
	Kohl’s Corp.	8,960	459
	Lowe’s Cos., Inc.	22,840	691
	Macy’s, Inc.	11,000	414
	Staples, Inc.	21,690	250
	Target Corp.	19,380	1,230
	Time Warner Cable, Inc.	4,580	435
	Time Warner, Inc.	26,840	1,217

	Total		7,852

	Consumer Staples (7.5%)
	Altria Group, Inc.	10,100	337
	CVS Caremark Corp.	18,500	896
	Kraft Foods, Inc. - Class A	21,440	887
	The Kroger Co.	29,390	692
	PepsiCo, Inc.	5,530	391
	The Procter & Gamble Co.	36,370	2,523
	Wal-Mart Stores, Inc.	8,570	632

	Total		6,358

	Energy (16.9%)
	Apache Corp.	10,690	924
	Baker Hughes, Inc.	17,270	781
	Chevron Corp.	27,560	3,212
	Exxon Mobil Corp.	66,700	6,100
	National-Oilwell Varco, Inc.	6,280	503
	Occidental Petroleum Corp.	10,440	899
	Schlumberger, Ltd.	8,640	625
	Total SA, ADR	14,490	726
*	Ultra Petroleum Corp.	8,850	195
	Valero Energy Corp.	15,130	479

	Total		14,444

	Financials (23.9%)
	The Allstate Corp.	18,740	742
*	American International Group, Inc.	13,678	449
	Ameriprise Financial, Inc.	15,630	886
	Bank of America Corp.	69,660	615
	The Bank of New York Mellon Corp.	25,220	570
*	Berkshire Hathaway, Inc. - Class B	13,480	1,189
	BlackRock, Inc.	3,500	624
	The Chubb Corp.	4,280	326
	Citigroup, Inc.	48,000	1,571
	The Goldman Sachs Group, Inc.	9,370	1,065
	JPMorgan Chase & Co.	66,840	2,706
	KeyCorp	23,480	205

	Common Stocks (97.7%)	Shares/ $ Par	Value $ (000’s)

	Financials continued
	Loews Corp.	13,620	562
	MetLife, Inc.	31,270	1,078
	Morgan Stanley	15,800	264
	PNC Financial Services Group, Inc.	19,010	1,200
	Principal Financial Group, Inc.	18,030	486
	Prudential Financial, Inc.	14,580	795
	Torchmark Corp.	3,410	175
	The Travelers Cos., Inc.	13,800	942
	U.S. Bancorp	36,860	1,264
	Wells Fargo & Co.	78,850	2,723

	Total		20,437

	Health Care (13.3%)
	Abbott Laboratories	7,160	491
	Aetna, Inc.	14,680	581
	Amgen, Inc.	1,850	156
*	Gilead Sciences, Inc.	3,180	211
	Johnson & Johnson	34,050	2,346
	Medtronic, Inc.	30,140	1,300
	Merck & Co., Inc.	47,370	2,136
	Pfizer, Inc.	120,230	2,988
	Quest Diagnostics, Inc.	7,110	451
	WellPoint, Inc.	12,270	712

	Total		11,372

	Industrials (8.9%)
	Avery Dennison Corp.	5,010	160
	Dover Corp.	9,720	578
	Eaton Corp.	9,670	457
	General Electric Co.	155,400	3,529
	Honeywell International, Inc.	3,440	206
	Ingersoll-Rand PLC	4,960	222
	Northrop Grumman Corp.	4,160	276
	PACCAR, Inc.	12,660	507
	Raytheon Co.	8,420	481
	Southwest Airlines Co.	58,400	512
	Tyco International, Ltd.	12,280	626

	Total		7,554

	Information Technology (7.7%)
*	Adobe Systems, Inc.	11,550	375
	Applied Materials, Inc.	35,870	400
	Cisco Systems, Inc.	103,560	1,977
*	Fiserv, Inc.	2,210	164
	Hewlett-Packard Co.	33,640	574
	Intel Corp.	39,240	890
	Marvell Technology Group, Ltd.	51,360	470
	Microsoft Corp.	30,170	898
	Oracle Corp.	26,650	839

	Total		6,587

Common Stocks (97.7%)	Shares/ $ Par	Value $ (000’s)

Materials (2.9%)
E.I. du Pont de Nemours and Co.	10,380	522
Freeport-McMoRan Copper & Gold, Inc.	23,400	926
International Paper Co.	15,450	561
Nucor Corp.	12,420	475

Total		2,484

Telecommunication Services (3.4%)
AT&T, Inc.	56,130	2,116
CenturyLink, Inc.	15,560	629
Verizon Communications, Inc.	3,690	168

Total		2,913

Utilities (4.0%)
American Electric Power Co., Inc.	11,250	494
Exelon Corp.	9,770	348
NV Energy, Inc.	21,740	391
PG&E Corp.	13,800	589
Pinnacle West Capital Corp.	10,660	563
PPL Corp.	17,750	516
Xcel Energy, Inc.	18,330	508

Total		3,409

Total Common Stocks
(Cost: $73,507)		83,410

Foreign Common Stocks (0.9%)

Energy (0.9%)
Royal Dutch Shell PLC - Class A	23,190	802

Total		802

Total Foreign Common Stocks
(Cost: $804)		802

Short-Term Investments (1.2%)

Federal Government & Agencies (1.2%)
Federal Home Loan Bank, 0.10%, 10/1/12	1,000,000	1,000

Total		1,000

Large Company Value Portfolio

Short-Term Investments (0.0%)	Shares/ $ Par	Value $ (000’s)

Other Holdings
JPMorgan Money Market Fund	830	1

Total		1

Total Short-Term Investments
(Cost: $1,001)		1,001

Total Investments (99.8%)
(Cost: $75,312)(a)		85,213

Other Assets, Less
Liabilities (0.2%)		154

Net Assets (100.0%)		85,367

Large Company Value Portfolio

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)	At September 30, 2012 the aggregate cost of securities for federal tax purposes (in thousands) was $75,312 and the net unrealized appreciation of investments based on that cost was $9,901 which is comprised of $11,733 aggregate gross unrealized appreciation and $1,832 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(h)	Forward foreign currency contracts outstanding on September 30, 2012.

Type	Counterparty	Currency	Principal Amount Covered by Contract (000’s)	Settlement Month	Unrealized Appreciation (000’s)	Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Sell	UBS AG	EUR	1,099	10/12	$9	$-	$9

					$9	$-	$9

EUR — Euro

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2012.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks	$83,410	$-	$-
Foreign Common Stocks	802	-	-
Short-Term Investments	1	1,000	-
Other Financial Instruments^
Forward Currency Contracts	-	9	-
Total	$84,213	$1,009	$-

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

Domestic Equity Portfolio

Schedule of Investments

September 30, 2012 (unaudited)

	Common Stocks (96.0%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (17.5%)
	Carnival Corp.	319,400	11,639
	Comcast Corp. - Class A	319,700	11,436
	Daimler AG, ADR	32,800	1,602
	Darden Restaurants, Inc.	135,500	7,554
*	DreamWorks Animation SKG, Inc. - Class A	171,200	3,292
	Gannett Co., Inc.	315,800	5,605
	Leggett & Platt, Inc.	230,700	5,779
	Signet Jewelers, Ltd.	97,200	4,739
	Target Corp.	83,500	5,300
	Time Warner Cable, Inc.	28,900	2,747
	Time Warner, Inc.	16,233	736
	Viacom, Inc. - Class B	104,300	5,589
	Whirlpool Corp.	60,300	5,000

	Total		71,018

	Consumer Staples (4.6%)
	Altria Group, Inc.	115,200	3,847
	Avon Products, Inc.	108,200	1,726
	Lorillard, Inc.	12,900	1,502
	Philip Morris International, Inc.	129,200	11,620

	Total		18,695

	Energy (12.5%)
	Chevron Corp.	106,546	12,419
	Encana Corp.	482,800	10,583
	Ensco PLC - Class A	134,900	7,360
	Halliburton Co.	292,900	9,868
	Royal Dutch Shell PLC - Class A, ADR	113,900	7,906
	Royal Dutch Shell PLC - Class B, ADR	27,528	1,963
*	Weatherford International, Ltd.	40,400	512

	Total		50,611

	Financials (19.1%)
	ACE, Ltd.	116,900	8,838
	Aflac, Inc.	93,100	4,458
	The Allstate Corp.	75,400	2,987
	Aon PLC	18,700	978
	Arthur J. Gallagher & Co.	179,900	6,444
	BB&T Corp.	241,100	7,995
	BlackRock, Inc.	28,000	4,992
	CME Group, Inc.	99,900	5,724
	The Goldman Sachs Group, Inc.	78,530	8,927
	HSBC Holdings PLC, ADR	46,900	2,179
	Huntington Bancshares, Inc.	100,500	693
	Invesco, Ltd.	69,600	1,739
	JPMorgan Chase & Co.	183,400	7,424
	Ventas, Inc.	26,500	1,650
	Wells Fargo & Co.	128,600	4,440

	Common Stocks (96.0%)	Shares/ $ Par	Value $ (000’s)

	Financials continued
	Weyerhaeuser Co.	299,800	7,837

	Total		77,305

	Health Care (7.3%)
*	Boston Scientific Corp.	68,300	392
	Bristol-Myers Squibb Co.	489,300	16,514
*	Centene Corp.	163,800	6,128
*	Molina Healthcare, Inc.	173,100	4,353
	Pfizer, Inc.	93,800	2,331

	Total		29,718

	Industrials (16.9%)
	3M Co.	37,100	3,429
	The Boeing Co.	33,000	2,297
	Caterpillar, Inc.	59,800	5,145
	Eaton Corp.	306,650	14,492
	Emerson Electric Co.	59,400	2,867
	General Electric Co.	347,500	7,892
	Norfolk Southern Corp.	78,400	4,989
	Pitney Bowes, Inc.	37,400	517
	Republic Services, Inc.	262,200	7,213
	Stanley Black & Decker, Inc.	195,200	14,884
	United Technologies Corp.	62,400	4,885

	Total		68,610

	Information Technology (7.8%)
	Hewlett-Packard Co.	157,600	2,689
	Jabil Circuit, Inc.	459,700	8,606
*	Juniper Networks, Inc.	74,000	1,266
	KLA-Tencor Corp.	152,600	7,280
	Microsoft Corp.	243,400	7,248
	TE Connectivity, Ltd.	92,300	3,139
	Western Digital Corp.	30,700	1,189

	Total		31,417

	Materials (6.9%)
	Air Products and Chemicals, Inc.	60,900	5,036
	Allegheny Technologies, Inc.	124,000	3,956
	Cliffs Natural Resources, Inc.	44,300	1,733
	The Dow Chemical Co.	93,000	2,693
	Freeport-McMoRan Copper & Gold, Inc.	16,500	653
	LyondellBasell Industries NV - Class A	132,300	6,835
	Nucor Corp.	177,600	6,795
	Vulcan Materials Co.	9,400	445

	Total		28,146

	Telecommunication Services (0.9%)
	AT&T, Inc.	94,400	3,559

	Total		3,559

Common Stocks (96.0%)	Shares/ $ Par	Value $ (000’s)

Utilities (2.5%)
Edison International	54,900	2,508
National Grid PLC, ADR	107,900	5,973
PG&E Corp.	39,100	1,669

Total		10,150

Total Common Stocks
(Cost: $328,347)		389,229

Total Investments (96.0%)
(Cost: $328,347)(a)		389,229

Other Assets, Less Liabilities (4.0%)		16,412

Net Assets (100.0%)		405,641

Domestic Equity Portfolio

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)	At September 30, 2012 the aggregate cost of securities for federal tax purposes (in thousands) was $328,347 and the net unrealized appreciation of investments based on that cost was $60,882 which is comprised of $69,640 aggregate gross unrealized appreciation and $8,758 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2012.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks	$389,229	$-	$-
Total	$389,229	$-	$-

Equity Income Portfolio

Schedule of Investments

September 30, 2012 (unaudited)

	Common Stocks (93.5%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (12.4%)
	Cablevision Systems Corp. - Class A	100,900	1,599
	Carnival Corp.	55,100	2,008
	Comcast Corp. - Class A	68,100	2,436
	Ford Motor Co.	135,700	1,338
	Genuine Parts Co.	31,600	1,928
	Harley-Davidson, Inc.	23,200	983
	Hasbro, Inc.	38,000	1,450
	Johnson Controls, Inc.	55,800	1,529
	Kohl’s Corp.	69,000	3,534
	Macy’s, Inc.	60,200	2,265
*	Madison Square Garden, Inc. - Class A	34,050	1,371
	Marriott International, Inc. - Class A	26,127	1,022
	Mattel, Inc.	108,400	3,846
	The McGraw-Hill Cos., Inc.	69,100	3,772
*	The New York Times Co. - Class A	117,600	1,148
	Staples, Inc.	205,800	2,371
	Tiffany & Co.	7,100	439
	Time Warner, Inc.	132,100	5,988
	The Walt Disney Co.	89,300	4,669
	Whirlpool Corp.	55,200	4,577
	WPP PLC, ADR	5,400	368

	Total		48,641

	Consumer Staples (6.5%)
	Archer-Daniels-Midland Co.	107,400	2,919
	Avon Products, Inc.	138,900	2,215
	Campbell Soup Co.	96,300	3,353
	The Clorox Co.	50,900	3,667
	ConAgra Foods, Inc.	88,400	2,439
	Energizer Holdings, Inc.	16,000	1,194
	Kellogg Co.	15,600	806
	Kimberly-Clark Corp.	15,500	1,330
	McCormick & Co., Inc.	29,400	1,824
	Molson Coors Brewing Co. - Class B	31,500	1,419
	PepsiCo, Inc.	47,400	3,355
	The Procter & Gamble Co.	15,700	1,089

	Total		25,610

	Energy (12.9%)
	Anadarko Petroleum Corp.	51,100	3,573
	BP PLC, ADR	53,800	2,279
	Chevron Corp.	90,400	10,537
	ConocoPhillips	26,100	1,492
	CONSOL Energy, Inc.	83,100	2,497
	Diamond Offshore Drilling, Inc.	44,900	2,955
	Exxon Mobil Corp.	97,500	8,916
	Hess Corp.	20,200	1,085
	Murphy Oil Corp.	74,200	3,984

Common Stocks (93.5%)	Shares/ $ Par	Value $ (000’s)

Energy continued
Petroleo Brasileiro SA, ADR	55,700	1,278
Royal Dutch Shell PLC - Class A, ADR	94,100	6,532
Schlumberger, Ltd.	52,700	3,812
Spectra Energy Corp.	52,550	1,543

Total		50,483

Financials (19.7%)
The Allstate Corp.	122,500	4,852
American Express Co.	112,000	6,368
Bank of America Corp.	426,123	3,763
The Bank of New York Mellon Corp.	92,600	2,095
Capital One Financial Corp.	46,100	2,628
The Chubb Corp.	23,000	1,754
JPMorgan Chase & Co.	231,288	9,362
Legg Mason, Inc.	94,000	2,320
Lincoln National Corp.	74,876	1,811
Loews Corp.	31,300	1,291
Marsh & McLennan Cos., Inc.	122,600	4,160
Morgan Stanley	62,700	1,050
Northern Trust Corp.	71,200	3,305
Och-Ziff Capital Management Group - Class A	58,400	564
PNC Financial Services Group, Inc.	51,600	3,256
Regions Financial Corp.	180,500	1,301
SLM Corp.	170,300	2,677
Sun Life Financial, Inc.	59,300	1,378
SunTrust Banks, Inc.	121,600	3,438
U.S. Bancorp	196,900	6,754
Wells Fargo & Co.	213,800	7,382
Weyerhaeuser Co.	106,935	2,795
Willis Group Holdings PLC	44,300	1,636
XL Group PLC	51,600	1,240

Total		77,180

Health Care (7.0%)
Amgen, Inc.	32,300	2,724
Bristol-Myers Squibb Co.	92,300	3,115
Johnson & Johnson	74,500	5,134
Merck & Co., Inc.	104,800	4,726
Pfizer, Inc.	198,726	4,938
Quest Diagnostics, Inc.	34,000	2,157
Thermo Fisher Scientific, Inc.	80,900	4,759

Total		27,553

Industrials (13.4%)
3M Co.	59,000	5,453
Avery Dennison Corp.	36,500	1,161
The Boeing Co.	42,300	2,945
Cooper Industries PLC	52,600	3,948
Emerson Electric Co.	85,400	4,122

Equity Income Portfolio

	Common Stocks (93.5%)	Shares/ $ Par	Value $ (000’s)

	Industrials continued
	General Electric Co.	503,100	11,425
	Honeywell International, Inc.	71,000	4,242
	Illinois Tool Works, Inc.	80,200	4,770
	Ingersoll-Rand PLC	52,800	2,367
	ITT Corp.	27,700	558
	Lockheed Martin Corp.	20,200	1,886
	Masco Corp.	120,200	1,809
*	United Continental Holdings, Inc.	117,000	2,282
	United Parcel Service, Inc. - Class B	49,000	3,507
*	USG Corp.	48,500	1,065
	Xylem, Inc.	39,800	1,001

	Total		52,541

	Information Technology (7.4%)
	Analog Devices, Inc.	66,100	2,590
	Applied Materials, Inc.	199,600	2,229
	Cisco Systems, Inc.	162,600	3,104
	Computer Sciences Corp.	97,700	3,147
	Corning, Inc.	175,700	2,310
	Dell, Inc.	222,400	2,193
*	First Solar, Inc.	21,900	485
	Harris Corp.	83,200	4,262
	Hewlett-Packard Co.	85,700	1,462
	Microsoft Corp.	175,200	5,217
	Nokia Corp. OYJ, ADR	217,400	559
	Texas Instruments, Inc.	57,200	1,576

	Total		29,134

	Materials (4.6%)
	Cliffs Natural Resources, Inc.	36,400	1,424
	E.I. du Pont de Nemours and Co.	38,500	1,935
	International Paper Co.	141,300	5,132
	MeadWestvaco Corp.	63,600	1,946
	Newmont Mining Corp.	15,900	891
	Nucor Corp.	90,700	3,470
	Vulcan Materials Co.	67,500	3,193

	Total		17,991

	Telecommunication Services (3.5%)
	AT&T, Inc.	206,735	7,794
	CenturyLink, Inc.	57,890	2,339
	Verizon Communications, Inc.	80,500	3,668

	Total		13,801

	Utilities (6.1%)
	The AES Corp.	53,400	586
	Duke Energy Corp.	78,200	5,067
	Entergy Corp.	60,700	4,207
	Exelon Corp.	111,900	3,981
	FirstEnergy Corp.	35,600	1,570
	NiSource, Inc.	161,000	4,102
	Pinnacle West Capital Corp.	22,600	1,193
	TECO Energy, Inc.	36,300	644

Common Stocks (93.5%)		Shares/ $ Par	Value $ (000’s)

Utilities continued
Xcel Energy, Inc.		94,900	2,630

Total			23,980

Total Common Stocks
(Cost: $331,506)			366,914

Foreign Common Stocks (0.8%)	Country

Consumer Discretionary (0.2%)
WPP PLC	United Kingdom	57,461	781

Total			781

Telecommunication Services (0.6%)
Telefonica SA	Spain	80,725	1,076
Vodafone Group PLC	United Kingdom	492,427	1,397

Total			2,473

Total Foreign Common Stocks
(Cost: $3,260)			3,254

Preferred Stocks (0.4%)

Consumer Discretionary (0.4%)
General Motors Co., Series B, 4.75%, 12/1/13		40,200	1,499

Total			1,499

Total Preferred Stocks
(Cost: $2,008)			1,499

Short-Term Investments (5.4%)

Other Holdings (5.4%)
T. Rowe Price Reserve Investment Fund		21,123,913	21,124

Total			21,124

Total Short-Term Investments
(Cost: $21,124)			21,124

Total Investments (100.1%)
(Cost: $357,898)(a)			392,791

Other Assets, Less
Liabilities (-0.1%)			(250)

Net Assets (100.0%)			392,541

Equity Income Portfolio

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)	At September 30, 2012 the aggregate cost of securities for federal tax purposes (in thousands) was $357,898 and the net unrealized appreciation of investments based on that cost was $34,893 which is comprised of $59,307 aggregate gross unrealized appreciation and $24,414 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2012.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks	$366,914	$-	$-
Foreign Common Stocks	3,254	-	-
Preferred Stocks	1,499	-	-
Short-Term Investments	21,124	-	-
Total	$392,791	$-	$-

During the quarter ended September 30, 2012, there were transfers from Level 2 to Level 1 in the amount of $3,254 thousand. These transfers were the result of the use of fair value procedures on certain foreign securities in the portfolio on June 30, 2012. These securities did not require the use of fair value procedures on September 30, 2012.

Mid Cap Growth Stock Portfolio

Schedule of Investments

September 30, 2012 (unaudited)

	Common Stocks (94.0%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (17.9%)
*	Bed Bath & Beyond, Inc.	148,623	9,363
*	BorgWarner, Inc.	170,600	11,790
	Chico’s FAS, Inc.	866,101	15,685
*	Dollar Tree, Inc.	198,400	9,578
*	LKQ Corp.	523,000	9,675
	Macy’s, Inc.	335,700	12,629
	Marriott International, Inc. - Class A	231,600	9,056
	The McGraw-Hill Cos., Inc.	316,900	17,300
*	O’Reilly Automotive, Inc.	181,560	15,182
*	Penn National Gaming, Inc.	400,600	17,266
	Polaris Industries, Inc.	168,700	13,643
	Ross Stores, Inc.	131,400	8,488

	Total		149,655

	Consumer Staples (6.6%)
	Beam, Inc.	282,400	16,249
	Church & Dwight Co., Inc.	232,500	12,553
	McCormick & Co., Inc.	225,900	14,015
	Mead Johnson Nutrition Co.	164,900	12,084

	Total		54,901

	Energy (6.4%)
*	Cameron International Corp.	193,600	10,855
*	Concho Resources, Inc.	106,000	10,044
	Core Laboratories N.V.	43,500	5,284
*	FMC Technologies, Inc.	154,900	7,172
	Noble Energy, Inc.	93,400	8,659
*	Southwestern Energy Co.	185,100	6,438
*	Weatherford International, Ltd.	374,600	4,750

	Total		53,202

	Financials (5.2%)
*	CBRE Group, Inc.	640,800	11,797
*	IntercontinentalExchange, Inc.	72,483	9,670
	Lazard, Ltd. - Class A	284,100	8,304
	Raymond James Financial, Inc.	376,000	13,781

	Total		43,552

	Health Care (9.8%)
	AmerisourceBergen Corp.	364,500	14,110
*	Catamaran Corp.	114,700	11,237
*	Cerner Corp.	106,300	8,229
*	DaVita, Inc.	131,250	13,599
*	Express Scripts Holding Co.	196,100	12,290
*	IDEXX Laboratories, Inc.	102,712	10,204

	Common Stocks (94.0%)	Shares/ $ Par	Value $ (000’s)

	Health Care continued
*	Mettler-Toledo International, Inc.	46,300	7,905
*	Vertex Pharmaceuticals, Inc.	77,500	4,336

	Total		81,910

	Industrials (18.5%)
*	B/E Aerospace, Inc.	295,000	12,420
	Corrections Corp. of America	472,400	15,802
	Cummins, Inc.	98,946	9,124
	Dover Corp.	170,200	10,125
	Expeditors International of Washington, Inc.	217,760	7,918
	Graco, Inc.	222,000	11,162
	Kansas City Southern	251,700	19,074
	Knight Transportation, Inc.	586,900	8,393
	MSC Industrial Direct Co., Inc. - Class A	93,700	6,321
*	Owens Corning, Inc.	240,800	8,057
	Regal-Beloit Corp.	99,508	7,013
	Robert Half International, Inc.	501,200	13,347
	Roper Industries, Inc.	132,500	14,560
*	WESCO International, Inc.	200,860	11,489

	Total		154,805

	Information Technology (21.9%)
*	Alliance Data Systems Corp.	134,100	19,036
	Amphenol Corp. - Class A	145,000	8,538
*	Autodesk, Inc.	258,500	8,626
	Avago Technologies, Ltd.	207,500	7,234
*	Citrix Systems, Inc.	165,500	12,672
*	Cognizant Technology Solutions Corp. - Class A	222,000	15,522
*	F5 Networks, Inc.	128,600	13,464
*	Fortinet, Inc.	375,100	9,055
*	Freescale Semiconductor Holdings I, Ltd.	405,800	3,859
	Global Payments, Inc.	378,600	15,837
*	Informatica Corp.	314,500	10,948
*	Juniper Networks, Inc.	295,200	5,051
	Microchip Technology, Inc.	244,095	7,992
*	NetSuite, Inc.	41,500	2,648
*	Red Hat, Inc.	78,000	4,441
*	ServiceNow, Inc.	23,669	916
*	Skyworks Solutions, Inc.	207,600	4,892
*	Teradata Corp.	159,000	11,990
*	VeriFone Systems, Inc.	416,200	11,591
*	Zebra Technologies Corp. - Class A	239,800	9,002

	Total		183,314

	Common Stocks (94.0%)	Shares/ $ Par	Value $ (000’s)

	Materials (5.3%)
	Airgas, Inc.	187,761	15,453
	CF Industries Holdings, Inc.	38,700	8,600
	Cliffs Natural Resources, Inc.	55,221	2,161
	PPG Industries, Inc.	100,100	11,495
	Westlake Chemical Corp.	87,900	6,422

	Total		44,131

	Telecommunication Services (2.4%)
*	SBA Communications Corp. - Class A	319,600	20,103

	Total		20,103

	Total Common Stocks
	(Cost: $666,250)		785,573

	Short-Term Investments (4.5%)

	Commercial Banks US (0.6%)
	Bank Of America NA, 0.20%, 10/26/12	5,000,000	5,000

	Total		5,000

	Conglomerate/Diversified Manufacturing (0.6%)
	General Electric Co., 0.05%, 10/9/12	5,000,000	5,000

	Total		5,000

	Federal Government & Agencies (0.3%)
(b)	Federal Home Loan Bank, 0.14%, 10/12/12	3,000,000	3,000

	Total		3,000

	Finance Services (0.6%)
	Alpine Securitization Corp., 0.18%, 10/3/12	5,000,000	5,000

	Total		5,000

	Food Processors (0.6%)
	General Mills, Inc., 0.25%, 10/2/12	5,000,000	5,000

	Total		5,000

	Oil and Gas (0.6%)
	Marathon Oil Corp., 0.33%, 10/3/12	5,000,000	4,999

	Total		4,999

Mid Cap Growth Stock Portfolio

Short-Term Investments (4.5%)	Shares/ $ Par	Value $ (000’s)

Restaurants (1.2%)
Darden Restaurants, Inc., 0.29%, 10/1/12	9,900,000	9,900

Total		9,900

Total Short-Term Investments
(Cost: $37,899)		37,899

Total Investments (98.5%)
(Cost: $704,149)(a)		823,472

Other Assets, Less
Liabilities (1.5%)		12,357

Net Assets (100.0%)		835,829

Mid Cap Growth Stock Portfolio

*	Non-Income Producing

(a)	At September 30, 2012 the aggregate cost of securities for federal tax purposes (in thousands) was $704,149 and the net unrealized appreciation of investments based on that cost was $119,323 which is comprised of $135,359 aggregate gross unrealized appreciation and $16,036 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(b)	All or a portion of the securities have been pledged as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
S&P 400 Mini Index Futures (Long) (Total Notional Value at September 30, 2012, $18,241)	181	12/12	$(386)

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2012.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)

Assets:
Common Stocks	$785,573	$-	$-
Short-Term Investments	-	37,899	-
Liabilities:
Other Financial Instruments^ Futures	(386)	-	-
Total	$785,187	$37,899	$-

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

Index 400 Stock Portfolio

Schedule of Investments

September 30, 2012 (unaudited)

	Common Stocks (98.3%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (13.8%)
	Aaron’s, Inc.	28,200	784
	Advance Auto Parts, Inc.	29,400	2,012
*	Aeropostale, Inc.	32,475	439
*	AMC Networks, Inc. - Class A	23,000	1,001
	American Eagle Outfitters, Inc.	71,650	1,510
*	Ann, Inc.	18,950	715
*	Ascena Retail Group, Inc.	49,300	1,058
*	Bally Technologies, Inc.	16,600	820
*	Barnes & Noble, Inc.	15,100	193
	Bob Evans Farms, Inc.	11,200	438
	Brinker International, Inc.	29,575	1,044
*	Carter’s, Inc.	20,300	1,093
	The Cheesecake Factory, Inc.	20,050	717
	Chico’s FAS, Inc.	66,500	1,204
	Cinemark Holdings, Inc.	41,000	920
*	Collective Brands, Inc.	24,642	535
*	Deckers Outdoor Corp.	14,800	542
	DeVry, Inc.	23,300	530
	Dick’s Sporting Goods, Inc.	38,900	2,017
*	DreamWorks Animation SKG, Inc. - Class A	28,700	552
	Foot Locker, Inc.	60,500	2,148
	Gentex Corp.	57,900	985
	Guess?, Inc.	24,600	625
*	Hanesbrands, Inc.	39,100	1,247
	HSN, Inc.	14,900	731
	International Speedway Corp. - Class A	10,200	289
*	ITT Educational Services, Inc.	6,300	203
	Jarden Corp.	30,100	1,590
	John Wiley & Sons, Inc. - Class A	18,800	864
	KB Home	30,700	441
*	Lamar Advertising Co. - Class A	22,100	819
*	Life Time Fitness, Inc.	16,000	732
*	LKQ Corp.	118,700	2,196
	M.D.C. Holdings, Inc.	15,400	593
	Matthews International Corp. - Class A	11,200	334
	Meredith Corp.	14,400	504
*	Mohawk Industries, Inc.	23,200	1,856
*	The New York Times Co. - Class A	48,600	474
*	NVR, Inc.	1,900	1,605
*	Office Depot, Inc.	114,200	292
*	Panera Bread Co. - Class A	11,300	1,931
	PetSmart, Inc.	43,300	2,987
	Polaris Industries, Inc.	25,500	2,062
	PVH Corp.	28,300	2,652

	Common Stocks (98.3%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary continued
	Regis Corp.	23,000	423
	Rent-A-Center, Inc.	23,700	831
*	Saks, Inc.	41,000	423
	Scholastic Corp.	10,500	334
*	Scientific Games Corp. - Class A	22,700	188
	Service Corp. International	86,100	1,159
	Signet Jewelers, Ltd.	32,400	1,580
	Sotheby’s	27,100	854
	Strayer Education, Inc.	4,800	309
*	Tempur-Pedic International, Inc.	23,900	714
	Thor Industries, Inc.	17,600	639
*	Toll Brothers, Inc.	60,000	1,994
	Tractor Supply Co.	28,400	2,808
	Tupperware Brands Corp.	22,300	1,195
*	Under Armour, Inc.	31,000	1,731
*	Valassis Communications, Inc.	15,900	393
*	The Warnaco Group, Inc.	16,400	851
	The Wendy’s Co.	112,700	513
	Williams-Sonoma, Inc.	34,700	1,526
*	WMS Industries, Inc.	21,800	357

	Total		65,106

	Consumer Staples (3.2%)
	Church & Dwight Co., Inc.	55,800	3,013
	Energizer Holdings, Inc.	25,800	1,925
	Flowers Foods, Inc.	46,100	930
*	Green Mountain Coffee Roasters, Inc.	51,700	1,228
	Harris Teeter Supermarkets, Inc.	19,700	765
	Hillshire Brands Co.	47,600	1,275
	Ingredion, Inc.	30,501	1,683
	Lancaster Colony Corp.	7,800	571
*	Post Holdings, Inc.	10,750	323
*	Ralcorp Holdings, Inc.	22,000	1,606
*	Smithfield Foods, Inc.	53,900	1,059
	SUPERVALU, INC.	85,600	206
	Tootsie Roll Industries, Inc.	8,277	223
	Universal Corp.	9,400	479

	Total		15,286

	Energy (5.8%)
	Arch Coal, Inc.	84,900	537
*	Atwood Oceanics, Inc.	22,800	1,036
*	Bill Barrett Corp.	19,300	478
	CARBO Ceramics, Inc.	7,900	497
	Cimarex Energy Co.	34,400	2,014
*	Dresser-Rand Group, Inc.	30,300	1,670
*	Dril-Quip, Inc.	14,600	1,049
	Energen Corp.	28,900	1,515

	Common Stocks (98.3%)	Shares/ $ Par	Value $ (000’s)

	Energy continued
*	Forest Oil Corp.	47,400	401
*	Helix Energy Solutions Group, Inc.	39,200	716
	HollyFrontier Corp.	81,580	3,367
*	Northern Oil and Gas, Inc.	23,700	403
	Oceaneering International, Inc.	43,200	2,387
*	Oil States International, Inc.	21,900	1,740
	Patterson-UTI Energy, Inc.	60,800	963
*	Plains Exploration & Production Co.	51,666	1,936
*	Quicksilver Resources, Inc.	47,800	196
*	Rosetta Resources, Inc.	21,200	1,015
	SM Energy Co.	26,100	1,412
*	Superior Energy Services, Inc.	63,000	1,293
	Tidewater, Inc.	20,000	971
*	Unit Corp.	17,300	718
	World Fuel Services Corp.	28,900	1,029

	Total		27,343

	Financials (21.8%)
*	Affiliated Managers Group, Inc.	20,600	2,534
*	Alexander & Baldwin, Inc.	17,000	502
	Alexandria Real Estate Equities, Inc.	25,100	1,845
*	Alleghany Corp.	6,800	2,346
	American Campus Communities, Inc.	36,800	1,615
	American Financial Group, Inc.	31,550	1,196
	Apollo Investment Corp.	81,208	639
	Arthur J. Gallagher & Co.	48,500	1,737
	Aspen Insurance Holdings, Ltd.	28,600	872
	Associated Banc-Corp.	68,763	906
	Astoria Financial Corp.	32,700	323
	BancorpSouth, Inc.	33,300	491
	Bank of Hawaii Corp.	18,100	826
	BioMed Realty Trust, Inc.	61,800	1,157
	BRE Properties, Inc.	30,800	1,444
	Brown & Brown, Inc.	47,100	1,228
	Camden Property Trust	33,500	2,160
	Cathay General Bancorp	29,300	506
	CBOE Holdings, Inc.	35,000	1,030
	City National Corp.	18,900	973
	Commerce Bancshares, Inc.	29,793	1,202
	Corporate Office Properties Trust	28,900	693
	Cullen/Frost Bankers, Inc.	24,600	1,413

Index 400 Stock Portfolio

	Common Stocks (98.3%)	Shares/ $ Par	Value $ (000’s)

	Financials continued
	Duke Realty Corp.	108,000	1,588
	East West Bancorp, Inc.	56,900	1,202
	Eaton Vance Corp.	46,100	1,335
	Equity One, Inc.	24,700	520
	Essex Property Trust, Inc.	14,600	2,164
	Everest Re Group, Ltd.	20,800	2,225
	Federal Realty Investment Trust	25,700	2,706
	Fidelity National Financial, Inc. - Class A	84,491	1,807
	First American Financial Corp.	42,600	923
	First Niagara Financial Group, Inc.	141,310	1,143
	FirstMerit Corp.	43,910	647
	Fulton Financial Corp.	80,300	792
	Greenhill & Co., Inc.	10,700	554
	Hancock Holding Co.	34,000	1,052
	Hanover Insurance Group, Inc.	18,000	671
	HCC Insurance Holdings, Inc.	40,350	1,367
	Highwoods Properties, Inc.	30,500	995
	Home Properties, Inc.	20,000	1,225
	Hospitality Properties Trust	49,500	1,177
	International Bancshares Corp.	21,800	415
	Janus Capital Group, Inc.	75,000	708
	Jefferies Group, Inc.	51,300	702
	Jones Lang LaSalle, Inc.	17,600	1,344
	Kemper Corp.	21,900	673
	Liberty Property Trust	47,100	1,707
	The Macerich Co.	53,288	3,050
	Mack-Cali Realty Corp.	33,400	888
	Mercury General Corp.	14,500	560
*	MSCI, Inc.	48,800	1,747
	National Retail Properties, Inc.	43,300	1,321
	New York Community Bancorp, Inc.	175,921	2,491
	Old Republic International Corp.	96,675	899
	OMEGA Healthcare Investors, Inc.	43,500	989
	Potlatch Corp.	16,147	603
	Prosperity Bancshares, Inc.	17,500	746
	Protective Life Corp.	32,100	841
	Raymond James Financial, Inc.	44,825	1,643
	Rayonier, Inc.	49,199	2,411
	Realty Income Corp.	53,500	2,188
	Regency Centers Corp.	36,000	1,754
	Reinsurance Group of America, Inc.	29,500	1,707
	SEI Investments Co.	54,200	1,163
	Senior Housing Properties Trust	70,700	1,540

	Common Stocks (98.3%)	Shares/ $ Par	Value $ (000’s)

	Financials continued
*	Signature Bank	18,800	1,261
	SL Green Realty Corp.	36,100	2,890
	StanCorp Financial Group, Inc.	17,700	553
*	SVB Financial Group	17,800	1,076
	Synovus Financial Corp.	314,800	746
	Taubman Centers, Inc.	24,700	1,895
	TCF Financial Corp.	65,300	780
	Trustmark Corp.	26,000	633
	UDR, Inc.	100,202	2,487
	Valley National Bancorp	79,086	792
	W.R. Berkley Corp.	44,450	1,666
	Waddell & Reed Financial, Inc. - Class A	34,400	1,127
	Washington Federal, Inc.	42,665	712
	Webster Financial Corp.	28,900	685
	Weingarten Realty Investors	44,700	1,256
	Westamerica Bancorporation	11,000	518

	Total		102,898

	Health Care (10.2%)
*	Allscripts Healthcare Solutions, Inc.	68,600	853
*	AMERIGROUP Corp.	19,500	1,783
*	Bio-Rad Laboratories, Inc. - Class A	8,000	854
*	Charles River Laboratories International, Inc.	19,500	772
*	Community Health Systems, Inc.	36,400	1,061
	The Cooper Cos., Inc.	19,200	1,814
*	Covance, Inc.	22,100	1,032
*	Endo Pharmaceuticals Holdings, Inc.	46,800	1,484
*	Health Management Associates, Inc. - Class A	102,600	861
*	Health Net, Inc.	32,600	734
*	Henry Schein, Inc.	35,500	2,814
	Hill-Rom Holdings, Inc.	24,900	724
*	HMS Holdings Corp.	34,600	1,157
*	Hologic, Inc.	106,000	2,145
*	IDEXX Laboratories, Inc.	22,000	2,186
*	LifePoint Hospitals, Inc.	19,600	838
*	Masimo Corp.	20,800	503
	Medicis Pharmaceutical Corp. - Class A	23,900	1,034
*	MEDNAX, Inc.	19,900	1,482
*	Mettler-Toledo International, Inc.	12,400	2,117
	Omnicare, Inc.	44,700	1,518
	Owens & Minor, Inc.	25,450	760
*	Regeneron Pharmaceuticals, Inc.	30,000	4,580
	ResMed, Inc.	56,900	2,303
	STERIS Corp.	23,300	826
	Techne Corp.	13,900	1,000
	Teleflex, Inc.	16,400	1,129

	Common Stocks (98.3%)	Shares/ $ Par	Value $ (000’s)

	Health Care continued
*	Thoratec Corp.	23,600	817
*	United Therapeutics Corp.	19,300	1,078
	Universal Health Services, Inc. - Class B	35,300	1,614
*	VCA Antech, Inc.	35,200	694
*	Vertex Pharmaceuticals, Inc.	86,500	4,840
*	WellCare Health Plans, Inc.	17,300	978

	Total		48,385

	Industrials (15.6%)
	Acuity Brands, Inc.	17,000	1,076
*	Aecom Technology Corp.	45,300	959
*	AGCO Corp.	38,900	1,847
*	Alaska Air Group, Inc.	28,200	989
	Alliant Techsystems, Inc.	13,100	656
	AMETEK, Inc.	97,212	3,446
*	BE Aerospace, Inc.	41,700	1,756
	The Brink’s Co.	19,100	491
	Carlisle Cos., Inc.	25,100	1,303
	CLARCOR, Inc.	20,100	897
*	Clean Harbors, Inc.	19,000	928
	Con-way, Inc.	22,400	613
*	Copart, Inc.	43,272	1,200
	The Corporate Executive Board Co.	13,400	719
	Corrections Corp. of America	40,100	1,341
	Crane Co.	19,300	771
	Deluxe Corp.	20,300	620
	Donaldson Co., Inc.	54,900	1,906
*	Esterline Technologies Corp.	12,400	696
	Exelis, Inc.	74,800	773
*	Fortune Brands Home & Security, Inc.	64,400	1,739
*	FTI Consulting, Inc.	16,800	448
	Gardner Denver, Inc.	19,600	1,184
	GATX Corp.	18,800	798
*	General Cable Corp.	19,900	585
	Graco, Inc.	24,200	1,217
	Granite Construction, Inc.	14,300	411
	Harsco Corp.	32,300	663
	Herman Miller, Inc.	23,300	453
	HNI Corp.	18,200	464
	Hubbell, Inc. - Class B	21,400	1,728
*	Huntington Ingalls Industries, Inc.	19,800	833
	IDEX Corp.	33,380	1,394
	ITT Corp.	37,000	746
	J.B. Hunt Transport Services, Inc.	36,300	1,889
*	JetBlue Airways Corp.	91,125	436
	Kansas City Southern	44,100	3,342
	KBR, Inc.	59,000	1,759
	Kennametal, Inc.	32,100	1,190
*	Kirby Corp.	22,400	1,238
*	Korn/Ferry International	19,200	294
	Landstar System, Inc.	18,700	884

Index 400 Stock Portfolio

	Common Stocks (98.3%)	Shares/ $ Par	Value $ (000’s)

	Industrials continued
	Lennox International, Inc.	18,600	900
	Lincoln Electric Holdings, Inc.	33,500	1,308
	Manpower, Inc.	31,800	1,170
	Matson, Inc.	17,000	355
	Mine Safety Appliances Co.	12,400	462
	MSC Industrial Direct Co., Inc. - Class A	18,600	1,255
	Nordson Corp.	22,600	1,325
*	Oshkosh Corp.	36,700	1,007
	Regal-Beloit Corp.	16,700	1,177
	Rollins, Inc.	26,330	616
*	The Shaw Group, Inc.	26,456	1,154
	SPX Corp.	20,300	1,328
*	Terex Corp.	44,300	1,000
	The Timken Co.	32,400	1,204
	Towers Watson & Co. - Class A	22,900	1,215
	Trinity Industries, Inc.	31,650	949
	Triumph Group, Inc.	20,000	1,251
*	United Rentals, Inc.	37,123	1,214
	URS Corp.	30,800	1,088
	UTI Worldwide, Inc.	41,600	560
	Valmont Industries, Inc.	9,400	1,236
	Wabtec Corp.	19,200	1,542
	Waste Connections, Inc.	49,350	1,493
	Watsco, Inc.	11,900	902
	Werner Enterprises, Inc.	17,850	381
	Woodward, Inc.	24,200	822

	Total		73,596

	Information Technology (15.5%)
*	ACI Worldwide, Inc.	15,700	663
*	Acxiom Corp.	30,102	550
	ADTRAN, Inc.	25,300	437
*	Advent Software, Inc.	12,800	315
*	Alliance Data Systems Corp.	20,000	2,839
*	ANSYS, Inc.	37,000	2,716
*	AOL, Inc.	35,900	1,265
*	Arrow Electronics, Inc.	43,600	1,470
*	Atmel Corp.	176,300	927
*	Avnet, Inc.	56,600	1,646
	Broadridge Financial Solutions, Inc.	50,000	1,167
*	Cadence Design Systems, Inc.	110,100	1,416
*	Ciena Corp.	40,100	545
*	Compuware Corp.	86,400	856
*	Concur Technologies, Inc.	18,100	1,335
	Convergys Corp.	45,000	705
*	CoreLogic, Inc.	42,200	1,120
*	Cree, Inc.	46,500	1,187
	Cypress Semiconductor Corp.	54,800	587
	Diebold, Inc.	25,300	853
	DST Systems, Inc.	12,300	696
*	Equinix, Inc.	19,300	3,977

	Common Stocks (98.3%)	Shares/ $ Par	Value $ (000’s)

	Information Technology continued
	FactSet Research Systems, Inc.	16,400	1,581
	Fair Isaac Corp.	13,600	602
*	Fairchild Semiconductor International, Inc.	50,700	665
*	Gartner, Inc.	37,400	1,724
	Global Payments, Inc.	31,600	1,322
*	Informatica Corp.	43,500	1,514
*	Ingram Micro, Inc. – Class A	60,100	915
*	Integrated Device Technology, Inc.	57,430	338
	InterDigital, Inc.	17,000	634
*	International Rectifier Corp.	27,800	464
	Intersil Corp. - Class A	51,000	446
*	Itron, Inc.	15,800	682
	Jack Henry & Associates, Inc.	34,500	1,308
	Lender Processing Services, Inc.	33,900	945
	Lexmark International, Inc. - Class A	27,500	612
	ManTech International Corp. - Class A	9,500	228
*	MEMC Electronic Materials, Inc.	92,400	254
*	Mentor Graphics Corp.	37,400	579
*	MICROS Systems, Inc.	32,100	1,577
*	Monster Worldwide, Inc.	47,400	347
	National Instruments Corp.	37,675	948
*	NCR Corp.	63,700	1,485
*	NeuStar, Inc. - Class A	26,607	1,065
*	Parametric Technology Corp.	47,600	1,038
	Plantronics, Inc.	16,900	597
*	Polycom, Inc.	70,800	699
*	QLogic Corp.	37,800	432
*	Quest Software, Inc.	22,400	627
*	Rackspace Hosting, Inc.	43,500	2,875
*	RF Micro Devices, Inc.	110,900	438
*	Riverbed Technology, Inc.	61,800	1,439
*	Rovi Corp.	43,700	634
*	Semtech Corp.	26,400	664
*	Silicon Laboratories, Inc.	15,400	566
*	Skyworks Solutions, Inc.	76,500	1,803
*	Solarwinds, Inc.	24,400	1,360
	Solera Holdings, Inc.	28,000	1,228
*	Synopsys, Inc.	59,700	1,971
*	Tech Data Corp.	15,100	684
	Tellabs, Inc.	138,300	490
*	TIBCO Software, Inc.	61,700	1,865
*	Trimble Navigation, Ltd.	50,400	2,402
*	ValueClick, Inc.	28,300	486
*	VeriFone Systems, Inc.	43,200	1,203
*	Vishay Intertechnology, Inc.	52,787	519

	Common Stocks (98.3%)	Shares/ $ Par	Value $ (000’s)

	Information Technology continued
*	Wright Express Corp.	15,500	1,081
*	Zebra Technologies Corp. - Class A	20,700	777

	Total		73,385

	Materials (6.8%)
	Albemarle Corp.	35,900	1,891
	AptarGroup, Inc.	26,700	1,381
	Ashland, Inc.	29,300	2,098
	Cabot Corp.	23,800	870
	Carpenter Technology Corp.	17,700	926
	Commercial Metals Co.	46,600	615
	Compass Minerals International, Inc.	13,300	992
	Cytec Industries, Inc.	18,500	1,212
	Domtar Corp.	14,400	1,127
	Grief, Inc. - Class A	12,100	535
*	Intrepid Potash, Inc.	21,400	460
*	Louisiana-Pacific Corp.	55,200	690
	Martin Marietta Materials, Inc.	18,400	1,525
	Minerals Technologies, Inc.	7,100	504
	NewMarket Corp.	4,300	1,060
	Olin Corp.	32,000	695
	Packaging Corp. of America	39,300	1,427
	Reliance Steel & Aluminum Co.	30,200	1,581
	Rock-Tenn Co. - Class A	28,400	2,050
	Royal Gold, Inc.	23,600	2,357
	RPM International, Inc.	52,800	1,507
	The Scotts Miracle-Gro Co. - Class A	15,400	669
	Sensient Technologies Corp.	20,000	735
	Silgan Holdings, Inc.	19,713	858
	Sonoco Products Co.	40,300	1,249
	Steel Dynamics, Inc.	87,800	986
	The Valspar Corp.	33,800	1,896
	Worthington Industries, Inc.	20,800	450

	Total		32,346

	Telecommunication Services (0.6%)
	Telephone and Data Systems, Inc.	40,462	1,036
*	tw telecom, Inc.	60,500	1,577

	Total		2,613

	Utilities (5.0%)
	Alliant Energy Corp.	44,500	1,931
	Aqua America, Inc.	55,933	1,385
	Atmos Energy Corp.	36,100	1,292
	Black Hills Corp.	17,700	629
	Cleco Corp.	24,300	1,020
	Great Plains Energy, Inc.	61,377	1,366
	Hawaiian Electric Industries, Inc.	38,900	1,023

Index 400 Stock Portfolio

	Common Stocks (98.3%)	Shares/ $ Par	Value $ (000’s)

	Utilities continued
	IDACORP, Inc.	20,100	870
	MDU Resources Group, Inc.	75,600	1,666
	National Fuel Gas Co.	33,400	1,805
	NV Energy, Inc.	94,481	1,702
	OGE Energy Corp.	39,500	2,191
	PNM Resources, Inc.	31,950	672
	Questar Corp.	70,400	1,431
	UGI Corp.	45,100	1,432
	Vectren Corp.	32,900	941
	Westar Energy, Inc.	50,600	1,501
	WGL Holdings, Inc.	20,700	833

	Total		23,690

	Total Common Stocks
	(Cost: $396,563)		464,648

	Short-Term Investments (1.6%)

	Federal Government & Agencies (0.4%)
	Federal Home Loan Bank, 0.12%, 11/16/12	2,000,000	2,000

	Total		2,000

	Oil and Gas (1.2%)
(b)	Devon Energy Corp., 0.20%, 10/1/12	5,700,000	5,700

	Total		5,700

	Total Short-Term Investments
	(Cost: $7,700)		7,700

	Total Investments (99.9%)
	(Cost: $404,263)(a)		472,348

	Other Assets, Less
	Liabilities (0.1%)		542

	Net Assets (100.0%)		472,890

Index 400 Stock Portfolio

*	Non-Income Producing

(a)	At September 30, 2012 the aggregate cost of securities for federal tax purposes (in thousands) was $404,263 and the net unrealized appreciation of investments based on that cost was $68,085 which is comprised of $108,677 aggregate gross unrealized appreciation and $40,592 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(b)	All or a portion of the securities have been pledged as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
S&P 400 Mini Index Futures (Long) (Total Notional Value at September 30, 2012, $7,740)	77	12/12	$(144)

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2012.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks	$464,648	$-	$-
Short-Term Investments	-	7,700	-
Liabilities:
Other Financial Instruments^
Futures	(144)	-	-
Total	$464,504	$7,700	$-

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

Mid Cap Value Portfolio

Schedule of Investments

September 30, 2012 (unaudited)

	Common Stocks (92.3%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (4.9%)
	Autoliv, Inc.	9,217	571
	CEC Entertainment, Inc.	37,906	1,142
	Hasbro, Inc.	10,764	411
	International Game Technology	82,476	1,080
	International Speedway Corp. - Class A	15,475	439
	Lowe’s Cos., Inc.	85,054	2,572
	Speedway Motorsports, Inc.	4,505	69
	Target Corp.	14,709	934
	Whirlpool Corp.	4,682	388

	Total		7,606

	Consumer Staples (7.9%)
	Campbell Soup Co.	13,883	483
	The Clorox Co.	13,100	944
	ConAgra Foods, Inc.	57,313	1,581
	Dr. Pepper Snapple Group, Inc.	30,826	1,373
	General Mills, Inc.	33,073	1,318
	Kellogg Co.	27,839	1,438
	Kimberly-Clark Corp.	8,719	748
*	Kraft Foods Group, Inc.	20,831	930
*	Ralcorp Holdings, Inc.	35,942	2,624
	Sysco Corp.	25,027	783

	Total		12,222

	Energy (5.0%)
	Apache Corp.	10,905	943
	Devon Energy Corp.	23,899	1,446
	EQT Corp.	29,501	1,740
	Helmerich & Payne, Inc.	13,935	663
	Murphy Oil Corp.	25,197	1,353
	Peabody Energy Corp.	22,519	502
*	Southwestern Energy Co.	30,267	1,053

	Total		7,700

	Financials (25.5%)
	ACE, Ltd.	17,446	1,319
	The Allstate Corp.	24,955	988
	American Tower Corp.	24,620	1,758
	Annaly Capital Management, Inc.	24,907	419
	Aon PLC	34,153	1,786
	Capitol Federal Financial, Inc.	123,474	1,477
	The Charles Schwab Corp.	124,530	1,593
	The Chubb Corp.	26,739	2,040
	Comerica, Inc.	52,445	1,628
	Commerce Bancshares, Inc.	43,839	1,768
	Cullen/Frost Bankers, Inc.	14,109	810
	Franklin Resources, Inc.	7,223	903
	HCC Insurance Holdings, Inc.	64,946	2,201
	HCP, Inc.	14,002	623
	KeyCorp	98,853	864

	Common Stocks (92.3%)	Shares/ $ Par	Value $ (000’s)

	Financials continued
	Marsh & McLennan Cos., Inc.	53,764	1,824
	Northern Trust Corp.	93,958	4,361
	People’s United Financial, Inc.	136,100	1,652
	Piedmont Office Realty Trust, Inc. - Class A	104,395	1,810
	PNC Financial Services Group, Inc.	26,178	1,652
	Principal Financial Group, Inc.	21,907	590
	Reinsurance Group of America, Inc.	21,742	1,258
	State Street Corp.	12,076	507
	SunTrust Banks, Inc.	29,840	844
	Symetra Financial Corp.	38,467	473
	The Travelers Cos., Inc.	17,031	1,163
	Unum Group	57,080	1,097
	Westamerica Bancorporation	26,911	1,266
	Weyerhaeuser Co.	20,077	525

	Total		39,199

	Health Care (11.1%)
	Becton, Dickinson and Co.	21,572	1,695
*	Boston Scientific Corp.	158,480	910
*	CareFusion Corp.	103,692	2,944
	CIGNA Corp.	16,139	761
*	Hospira, Inc.	15,726	516
	Humana, Inc.	6,693	470
*	Life Technologies Corp.	12,524	612
*	LifePoint Hospitals, Inc.	43,812	1,874
	Medtronic, Inc.	21,685	935
	Patterson Cos., Inc.	40,669	1,393
	STERIS Corp.	30,253	1,073
	Stryker Corp.	20,179	1,123
	Zimmer Holdings, Inc.	41,676	2,818

	Total		17,124

	Industrials (15.0%)
	ABB, Ltd., ADR	64,174	1,200
	Brady Corp. - Class A	29,414	861
	Emerson Electric Co.	9,223	445
	General Dynamics Corp.	22,318	1,476
	Heartland Express, Inc.	89,337	1,194
	ITT Corp.	69,085	1,392
	Kaydon Corp.	47,948	1,071
	L-3 Communications Holdings, Inc.	8,675	622
	Northrop Grumman Corp.	16,587	1,102
*	Oshkosh Corp.	22,249	610
	Republic Services, Inc.	180,713	4,971
	Rockwell Automation, Inc.	4,735	329
	Rockwell Collins, Inc.	25,243	1,354
	Southwest Airlines Co.	161,527	1,417
	Stanley Black & Decker, Inc.	5,018	383
	Tyco International, Ltd.	55,331	3,113
	Waste Management, Inc.	23,156	743

Mid Cap Value Portfolio

	Common Stocks (92.3%)	Shares/ $ Par	Value $ (000’s)

	Industrials continued
	Woodward, Inc.	23,727	806

	Total		23,089

	Information Technology (6.5%)
	Analog Devices, Inc.	16,794	658
	Applied Materials, Inc.	240,547	2,686
	KLA-Tencor Corp.	10,135	483
	Marvell Technology Group, Ltd.	117,568	1,076
	Molex, Inc. - Class A	27,943	607
*	SanDisk Corp.	17,741	771
	TE Connectivity, Ltd.	34,150	1,161
*	Teradyne, Inc.	116,498	1,657
	Western Digital Corp.	24,716	957

	Total		10,056

	Materials (3.3%)
	Bemis Co., Inc.	50,931	1,603
	Minerals Technologies, Inc.	8,574	608
	Newmont Mining Corp.	27,429	1,536
	Nucor Corp.	19,860	760
	Sonoco Products Co.	18,848	584

	Total		5,091

	Telecommunication Services (1.9%)
	CenturyLink, Inc.	32,296	1,305
*	tw telecom, Inc.	58,903	1,535

	Total		2,840

	Utilities (11.2%)
	AGL Resources, Inc.	54,643	2,235
	The Empire District Electric Co.	71,851	1,548
	Great Plains Energy, Inc.	106,827	2,378
	IDACORP, Inc.	19,630	849
	Northeast Utilities	25,003	956
	NV Energy, Inc.	67,167	1,210
	PG&E Corp.	55,489	2,368
	Portland General Electric Co.	40,745	1,102
	Westar Energy, Inc.	65,761	1,950
	Wisconsin Energy Corp.	15,201	573
	Xcel Energy, Inc.	74,051	2,052

	Total		17,221

	Total Common Stocks
	(Cost: $134,115)		142,148

	Foreign Common Stocks (5.2%)	Country

	Energy (2.0%)
	Imperial Oil, Ltd.	Canada	67,986	3,129

	Total			3,129

	Industrials (2.0%)
*	Japan Airlines Co., Ltd.	Japan	31,614	1,479
	Royal Philips Electronics NV	Netherlands	65,730	1,533

	Total			3,012

Foreign Common Stocks (5.2%)	Country	Shares/ $ Par	Value $ (000’s)

Telecommunication Services
Rogers Communications, Inc. - Class B	Canada	44,380	1,797

Total			1,797

Total Foreign Common Stocks
(Cost: $8,003)			7,938

	Investment Companies (1.0%)

	Investment Companies (1.0%)
	iShares Russell Midcap Value Index Fund	31,785	1,549

	Total		1,549

	Total Investment Companies
	(Cost: $1,525)		1,549

	Short-Term Investments (1.9%)

	Federal Government & Agencies (1.9%)
	Federal Home Loan Bank, 0.10%, 10/1/12	3,000,000	3,000

	Total		3,000

	Other Holdings (0.0%)
(m)	JPMorgan Money Market Fund	70	-

	Total		-

	Total Short-Term Investments
	(Cost: $3,000)		3,000

	Total Investments (100.4%)
	(Cost: $146,643)(a)		154,635

	Other Assets, Less
	Liabilities (-0.4%)		(543)

	Net Assets (100.0%)		154,092

Mid Cap Value Portfolio

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)	At September 30, 2012 the aggregate cost of securities for federal tax purposes (in thousands) was $146,643 and the net unrealized appreciation of investments based on that cost was $7,992 which is comprised of $11,176 aggregate gross unrealized appreciation and $3,184 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(h)	Forward foreign currency contracts outstanding on September 30, 2012.

Type	Counterparty	Currency	Principal Amount Covered by Contract (000’s)	Settlement Month	Unrealized Appreciation (000’s)	Unrealized (Depreciation) (000’s)		Net Unrealized Appreciation/ (Depreciation) (000’s)
Sell	UBS AG	CAD	4,016	10/12	$13	$-		$13
Buy	Credit Suisse International	CHF	24	10/12	-	-	(m)	-	(m)
Sell	Credit Suisse International	CHF	987	10/12	6	-		6
Sell	UBS AG	EUR	1,039	10/12	9	-		9
Buy	Credit Suisse International	JPY	8,733	10/12	-	-	(m)	-	(m)
Sell	Credit Suisse International	JPY	103,860	10/12	4	-		4

					$32	$-	(m)	$32

CAD — Canadian Dollar

CHF — Swiss Franc

EUR — Euro

JPY — Japanese Yen

(m)	Amount is less than one thousand.

Mid Cap Value Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2012.

	Valuation Inputs
Description	Level 1 – Quoted Prices		Level 2 – Other Significant Observable Inputs		Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks	$142,148		$-		$-
Foreign Common Stocks	7,938		-		-
Investment Companies	1,549		-		-
Short-Term Investments	-	(m)	3,000		-
Other Financial Instruments^
Forward Currency Contracts	-		32		-
Liabilities:
Other Financial Instruments^
Forward Currency Contracts	-		-	(m)	-
Total	$151,635		$3,032		$-

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

During the quarter ended September 30, 2012, there were transfers from Level 2 to Level 1 in the amount of $1,533 thousand. These transfers were the result of the use of fair value procedures on certain foreign securities in the portfolio on June 30, 2012. These securities did not require the use of fair value procedures on September 30, 2012.

Small Cap Growth Stock Portfolio

Schedule of Investments

September 30, 2012 (unaudited)

	Common Stocks (89.8%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (13.9%)
*	American Public Education, Inc.	84,090	3,063
*	Bally Technologies, Inc.	109,158	5,391
*	Bravo Brio Restaurant Group, Inc.	151,350	2,202
*	Chuy’s Holdings, Inc.	79,300	1,945
*	Genesco, Inc.	55,950	3,734
*	Grand Canyon Education, Inc.	230,003	5,412
*	Hibbett Sports, Inc.	91,300	5,428
*	Life Time Fitness, Inc.	123,300	5,640
*	LKQ Corp.	273,630	5,062
	Penske Automotive Group, Inc.	146,600	4,411
*	Red Robin Gourmet Burgers, Inc.	53,650	1,747
*	Shuffle Master, Inc.	266,300	4,210
	Ulta Salon, Cosmetics & Fragrance, Inc.	29,500	2,841
*	Vitamin Shoppe, Inc.	74,500	4,345

	Total		55,431

	Consumer Staples (0.8%)
*	United Natural Foods, Inc.	56,419	3,298

	Total		3,298

	Energy (7.1%)
*	Approach Resources, Inc.	117,700	3,546
*	Carrizo Oil & Gas, Inc.	148,401	3,712
*	Dril-Quip, Inc.	53,100	3,817
*	Gulfport Energy Corp.	120,500	3,767
*	Hornbeck Offshore Services, Inc.	123,900	4,541
*	Kodiak Oil & Gas Corp.	414,900	3,883
*	Rosetta Resources, Inc.	103,100	4,938

	Total		28,204

	Financials (6.7%)
	AmREIT, Inc., - Class B	114,050	1,690
	Boston Private Financial Holdings, Inc.	620,690	5,952
	East West Bancorp, Inc.	241,050	5,091
	Education Realty Trust, Inc.	235,950	2,572
	Greenhill & Co., Inc.	88,850	4,598
*	Portfolio Recovery Associates, Inc.	23,195	2,422
*	Stifel Financial Corp.	133,350	4,481

	Total		26,806

	Health Care (16.4%)
*	Akorn, Inc.	227,250	3,004
*	Align Technology, Inc.	160,684	5,941
*	Conceptus, Inc.	192,201	3,904
*	DexCom, Inc.	461,892	6,942

	Common Stocks (89.8%)	Shares/ $ Par	Value $ (000’s)

	Health Care continued
*	Endologix, Inc.	306,892	4,241
*	Exact Sciences Corp.	346,300	3,813
*	Fluidigm Corp.	167,000	2,839
*	HealthStream, Inc.	174,200	4,958
*	HMS Holdings Corp.	62,300	2,083
*	Impax Laboratories, Inc.	196,050	5,089
*	IPC The Hospitalist Co.	76,150	3,480
*	MAP Pharmaceuticals, Inc.	200,600	3,123
*	Omnicell, Inc.	502,531	6,985
	U.S. Physical Therapy, Inc.	94,000	2,597
*	VIVUS, Inc.	119,950	2,138
*	Vocera Communications, Inc.	80,600	2,491
*	Volcano Corp.	69,750	1,993

	Total		65,621

	Industrials (18.0%)
	Actuant Corp. - Class A	201,650	5,771
	Celadon Group, Inc.	210,800	3,388
*	Chart Industries, Inc.	61,342	4,530
*	DXP Enterprises, Inc.	55,900	2,670
	Graco, Inc.	90,248	4,538
*	GrafTech International, Ltd.	172,354	1,550
*	Heritage-Crystal Clean, Inc.	201,650	4,003
*	Hexcel Corp.	119,900	2,880
*	Huron Consulting Group, Inc.	130,137	4,531
*	The Keyw Holding Corp.	299,860	3,748
	Lindsay Corp.	35,200	2,533
*	Mistras Group, Inc.	122,450	2,841
*	Oshkosh Corp.	125,150	3,433
*	Performant Financial Corp.	127,900	1,365
	Snap-on, Inc.	75,850	5,451
	Sun Hydraulics Corp.	106,300	2,824
*	Thermon Group Holdings, Inc.	48,200	1,205
*	TransDigm Group, Inc.	40,250	5,710
	Valmont Industries, Inc.	31,400	4,129
*	WESCO International, Inc.	81,380	4,655

	Total		71,755

	Information Technology (24.9%)
*	Ancestry.com, Inc.	144,200	4,337
*	Aspen Technology, Inc.	93,200	2,409
*	BroadSoft, Inc.	89,000	3,651
*	Calix, Inc.	467,000	2,989
*	Cardtronics, Inc.	190,700	5,679
*	Cavium, Inc.	107,550	3,585
*	Cornerstone OnDemand, Inc.	112,250	3,442

	Common Stocks (89.8%)	Shares/ $ Par	Value $ (000’s)

	Information Technology continued
*	Diodes, Inc.	238,000	4,048
*	Equinix, Inc.	10,680	2,201
*	EXA Corp.	127,400	1,382
*	ExactTarget, Inc.	83,800	2,030
*	EZchip Semiconductor, Ltd.	56,100	1,716
	FEI Co.	82,400	4,408
*	Finisar Corp.	134,350	1,921
*	InterXion Holding NV	218,736	4,970
*	Microsemi Corp.	174,865	3,509
*	MicroStrategy, Inc. - Class A	21,250	2,849
	MKS Instruments, Inc.	108,255	2,759
*	Nanometrics, Inc.	181,700	2,509
*	Proofpoint, Inc.	68,400	1,016
*	Riverbed Technology, Inc.	172,150	4,008
*	Skyworks Solutions, Inc.	107,200	2,526
*	Sourcefire, Inc.	109,787	5,383
*	SPS Commerce, Inc.	236,900	9,114
*	Synacor, Inc.	79,200	600
*	Synchronoss Technologies, Inc.	234,382	5,367
*	Tangoe, Inc.	253,300	3,326
*	The Ultimate Software Group, Inc.	75,550	7,714

	Total		99,448

	Materials (0.8%)
	Balchem Corp.	83,450	3,065

	Total		3,065

	Telecommunication Services (1.2%)
*	tw telecom, Inc.	186,600	4,865

	Total		4,865

	Total Common Stocks
	(Cost: $304,781)		358,493

	Investment Companies (2.6%)

	Investment Companies (2.6%)
	Market Vectors Junior Gold Miners ETF	219,400	5,423
*	SPDR S&P Biotech	51,150	4,778

	Total		10,201

	Total Investment Companies
	(Cost: $11,082)		10,201

Small Cap Growth Stock Portfolio

	Short-Term Investments (7.7%)	Shares/ $ Par	Value $ (000’s)

	Commercial Banks US (1.3%)
	Bank of America NA, 0.20%, 10/26/12	5,000,000	5,000

	Total		5,000

	Federal Government & Agencies (0.2%)
(b)	Federal Home Loan Bank, 0.12%, 11/16/12	1,000,000	1,000

	Total		1,000

	Finance Services (1.2%)
	Alpine Securitization Corp., 0.19%, 10/19/12	5,000,000	4,999

	Total		4,999

	Food Processors (1.3%)
	General Mills, Inc., 0.25%, 10/2/12	5,000,000	5,000

	Total		5,000

	Oil and Gas (1.3%)
	Devon Energy Corp., 0.25%, 10/5/12	5,000,000	5,000

	Total		5,000

	Restaurants (1.2%)
	Darden Restaurants, Inc., 0.29%, 10/1/12	4,800,000	4,800

	Total		4,800

	Retail Stores (1.2%)
	Wal-Mart Stores, Inc., 0.11%, 10/22/12	5,000,000	5,000

	Total		5,000

	Total Short-Term Investments
	(Cost: $30,799)		30,799

	Total Investments (100.1%)
	(Cost:$346,662)(a)		399,493

	Other Assets, Less
	Liabilities (0.1%)		(510)

	Net Assets (100.0%)		398,983

Small Cap Growth Stock Portfolio

*	Non-Income Producing

(a)	At September 30, 2012 the aggregate cost of securities for federal tax purposes (in thousands) was $346,662 and the net unrealized appreciation of investments based on that cost was $52,831 which is comprised of $66,213 aggregate gross unrealized appreciation and $13,382 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(b)	All or a portion of the securities have been pledged as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
Russell 2000 Mini Index Futures (Long) (Total Notional Value at September 30, 2012, $8,197)	96	12/12	$(187)

(j)	Swap agreements outstanding on September 30, 2012.

Total	Return Swaps

Reference Entity	Counterparty	Payment Made by the Fund	Payment Received by the Fund	Expiration Date	Notional Amount (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)
Russell 2000 Growth Biotechnology Industry Index	JPMorgan Chase London	3-Month USD LIBOR - 25 Bps	Russell 2000 Growth Biotechnology Industry Index	1/13	11,640	$-

						$-

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2012.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks	$358,493	$-	$-
Investment Companies	10,201	-	-
Short-Term Investments	-	30,799	-
Other Financial Instruments^
Total Return Swaps	-	-	-
Liabilities:
Other Financial Instruments^
Futures	(187)	-	-
Total	$368,507	$30,799	$-

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

Index 600 Stock Portfolio

Schedule of Investments

September 30, 2012 (unaudited)

	Common Stocks (89.9%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (14.4%)
	American Greetings Corp. - Class A	4,289	72
*	American Public Education, Inc.	2,289	83
	Arbitron, Inc.	3,315	126
*	Arctic Cat, Inc.	1,668	69
	Big 5 Sporting Goods Corp.	2,147	21
*	Biglari Holdings, Inc.	153	56
*	BJ’s Restaurants, Inc.	3,125	142
*	Blue Nile, Inc.	1,575	58
	Blyth, Inc.	1,444	38
*	Boyd Gaming Corp.	7,141	50
	Brown Shoe Co., Inc.	5,166	83
	Brunswick Corp.	11,344	257
	The Buckle, Inc.	3,467	158
*	Buffalo Wild Wings, Inc.	2,358	202
*	Cabela’s, Inc.	5,849	320
	Callaway Golf Co.	8,259	51
*	Capella Education Co.	1,497	53
*	Career Education Corp.	6,479	24
	The Cato Corp. - Class A	3,417	102
	CEC Entertainment, Inc.	2,133	64
*	The Children’s Place Retail Stores, Inc.	3,056	183
	Christopher & Banks Corp.	4,697	17
*	Coinstar, Inc.	3,972	179
*	Coldwater Creek, Inc.	10,214	8
*	Corinthian Colleges, Inc.	9,867	23
	Cracker Barrel Old Country Store, Inc.	2,948	198
*	Crocs, Inc.	11,451	186
*	Digital Generation, Inc.	3,222	37
*	DineEquity, Inc.	1,953	109
*	Drew Industries, Inc.	2,377	72
*	The E.W. Scripps Co. - Class A	3,600	38
	Ethan Allen Interiors, Inc.	3,292	72
*	Fifth & Pacific Cos., Inc.	14,348	183
	The Finish Line, Inc. - Class A	6,440	146
	Fred’s, Inc. - Class A	4,280	61
*	Genesco, Inc.	3,082	206
	Group 1 Automotive, Inc.	2,715	164
	Harte-Hanks, Inc.	5,517	38
	Haverty Furniture Cos., Inc.	2,490	35
*	Helen of Troy, Ltd.	4,026	128
*	Hibbett Sports, Inc.	3,317	197
	Hillenbrand, Inc.	7,941	144

	Common Stocks (89.9%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary continued
	Hot Topic, Inc.	5,364	47
*	Iconix Brand Group, Inc.	8,654	158
	Interval Leisure Group, Inc.	4,884	92
*	iRobot Corp.	3,290	75
*	Jack in the Box, Inc.	5,656	159
	JAKKS Pacific, Inc.	2,626	38
*	Jos. A. Bank Clothiers, Inc.	3,543	172
*	Kirkland’s, Inc.	1,892	19
*	K-Swiss, Inc. - Class A	3,071	11
*	La-Z-Boy, Inc.	6,633	97
	Lincoln Educational Services Corp.	2,720	11
	Lithia Motors, Inc. - Class A	2,637	88
*	Live Nation, Inc.	17,879	154
*	Lumber Liquidators Holdings, Inc.	3,431	174
*	M/I Homes, Inc.	2,592	50
*	Maidenform Brands, Inc.	2,991	61
	The Marcus Corp.	2,534	28
*	MarineMax, Inc.	3,007	25
*	Marriott Vacations Worldwide Corp.	3,619	130
	The Men’s Wearhouse, Inc.	6,050	208
*	Meritage Homes Corp.	3,908	149
*	Monarch Casino & Resort, Inc.	1,208	11
	Monro Muffler Brake, Inc.	3,697	130
	Movado Group, Inc.	2,234	75
*	Multimedia Games, Inc.	3,528	56
	Nutrisystem, Inc.	3,623	38
	OfficeMax, Inc.	10,990	86
	Oxford Industries, Inc.	1,809	102
*	Papa John’s International, Inc.	2,230	119
*	Peet’s Coffee & Tea, Inc.	1,670	122
	The Pep Boys - Manny, Moe & Jack	6,723	68
*	Perry Ellis International, Inc.	1,499	33
	PetMed Express, Inc.	2,591	26
*	Pinnacle Entertainment, Inc.	7,897	97
	Pool Corp.	5,925	246
*	Quiksilver, Inc.	15,788	52
*	Red Robin Gourmet Burgers, Inc.	1,670	54
*	Ruby Tuesday, Inc.	7,628	55
*	Rue21, Inc.	1,992	62
*	Ruth’s Hospitality Group, Inc.	4,488	29

	Common Stocks (89.9%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary continued
	The Ryland Group, Inc.	5,674	170
*	Select Comfort Corp.	7,138	225
*	Shuffle Master, Inc.	7,099	112
*	Skechers U.S.A., Inc. - Class A	4,830	99
	Sonic Automotive, Inc. - Class A	4,720	90
*	Sonic Corp.	6,924	71
	Spartan Motors, Inc.	3,953	20
	Stage Stores, Inc.	3,991	84
	Standard Motor Products, Inc.	2,475	46
*	Standard Pacific Corp.	14,024	95
*	Stein Mart, Inc.	3,494	30
*	Steven Madden, Ltd.	5,173	226
	Sturm, Ruger & Co., Inc.	2,431	120
	Superior Industries International, Inc.	2,935	50
	Texas Roadhouse, Inc.	7,410	127
	True Religion Apparel, Inc.	3,076	66
*	Tuesday Morning Corp.	5,295	35
*	Universal Electronics, Inc.	1,901	33
	Universal Technical Institute, Inc.	2,731	37
*	Vitamin Shoppe, Inc.	3,771	220
*	VOXX International Corp.	2,404	18
*	Winnebago Industries, Inc.	3,710	47
	Wolverine World Wide, Inc.	6,199	275
*	Zale Corp.	3,311	23
*	Zumiez, Inc.	2,824	78

	Total		10,257

	Consumer Staples (4.1%)
*	Alliance One International, Inc.	10,427	34
	The Andersons, Inc.	2,195	83
	B&G Foods, Inc.	6,139	186
*	The Boston Beer Co., Inc. - Class A	1,066	119
	Calavo Growers, Inc.	1,613	40
	Cal-Maine Foods, Inc.	1,760	79
	Casey’s General Stores, Inc.	4,860	278
*	Central Garden & Pet Co. - Class A	5,220	63
*	Darling International, Inc.	14,922	273
	Diamond Foods, Inc.	2,806	53
*	The Hain Celestial Group, Inc.	5,704	359
	Inter Parfums, Inc.	2,055	38

Index 600 Stock Portfolio

	Common Stocks (89.9%)	Shares/ $ Par	Value $ (000’s)

	Consumer Staples continued
	J & J Snack Foods Corp.	1,896	109
*	Medifast, Inc.	1,733	45
	Nash Finch Co.	1,551	32
*	Prestige Brands Holdings, Inc.	6,403	109
	Sanderson Farms, Inc.	2,535	112
*	Seneca Foods Corp. - Class A	1,068	32
	Snyders-Lance, Inc.	6,089	152
	Spartan Stores, Inc.	2,759	42
*	TreeHouse Foods, Inc.	4,588	241
*	United Natural Foods, Inc.	6,203	362
	WD-40 Co.	1,883	99

	Total		2,940

	Energy (3.6%)
*	Approach Resources, Inc.	3,659	110
*	Basic Energy Services, Inc.	3,494	39
	Bristow Group, Inc.	4,536	229
*	Cloud Peak Energy, Inc.	7,744	140
*	Comstock Resources, Inc.	5,683	104
*	Contango Oil & Gas Co.	1,630	80
*	Exterran Holdings, Inc.	8,229	167
	Gulf Island Fabrication, Inc.	1,828	51
*	Gulfport Energy Corp.	6,288	197
*	Hornbeck Offshore Services, Inc.	4,040	148
*	ION Geophysical Corp.	15,225	106
	Lufkin Industries, Inc.	4,265	229
*	Matrix Service Co.	3,276	35
	Overseas Shipholding Group, Inc.	3,137	21
*	OYO Geospace Corp.	809	99
*	PDC Energy, Inc.	3,839	121
	Penn Virginia Corp.	5,820	36
*	PetroQuest Energy, Inc.	7,162	48
*	Pioneer Energy Services Corp.	7,869	61
*	SEACOR Holdings, Inc.	2,526	211
*	Stone Energy Corp.	6,284	158
*	Swift Energy Co.	5,441	114
*	TETRA Technologies, Inc.	9,900	60

	Total		2,564

	Financials (18.7%)
	Acadia Realty Trust	5,848	145
*	AMERISAFE, Inc.	2,302	62
	Bank Mutual Corp.	5,466	25
	Bank of the Ozarks, Inc.	3,731	129
*	BBCN Bancorp, Inc.	9,898	125
	Boston Private Financial Holdings, Inc.	10,014	96
	Brookline Bancorp, Inc.	8,891	78

	Common Stocks (89.9%)	Shares/ $ Par	Value $ (000’s)

	Financials continued
	Calamos Asset Management, Inc.	2,583	30
	Cash America International, Inc.	3,721	144
	Cedar Realty Trust, Inc.	6,922	37
	City Holding Co.	1,880	67
	Colonial Properties Trust	10,498	221
	Columbia Banking System, Inc.	5,033	93
	Community Bank System, Inc.	5,008	141
	Cousins Properties, Inc.	11,501	91
	CVB Financial Corp.	11,167	133
	DiamondRock Hospitality Co.	24,758	238
	Dime Community Bancshares	3,649	53
	EastGroup Properties, Inc.	3,702	197
*	eHealth, Inc.	2,504	47
	Employers Holdings, Inc.	3,909	72
*	Encore Capital Group, Inc.	2,927	83
	Entertainment Properties Trust	5,942	264
	Extra Space Storage, Inc.	12,289	409
*	EZCORP, Inc. - Class A	5,716	131
	F.N.B. Corp.	17,726	199
*	Financial Engines, Inc.	5,155	123
*	First BanCorp.	8,892	39
*	First Cash Financial Services, Inc.	3,339	154
	First Commonwealth Financial Corp.	13,286	94
	First Financial Bancorp.	7,422	125
	First Financial Bankshares, Inc.	3,794	137
	First Midwest Bancorp, Inc.	9,497	119
*	Forestar Group, Inc.	4,400	73
	Franklin Street Properties Corp.	9,154	101
	Getty Realty Corp.	3,389	61
	Glacier Bancorp, Inc.	9,126	142
*	Hanmi Financial Corp.	3,993	51
	Healthcare Realty Trust, Inc.	9,896	228
*	HFF, Inc. - Class A	4,123	61
	Home Bancshares, Inc.	2,922	100
	Horace Mann Educators Corp.	4,996	90
	Independent Bank Corp.	2,747	83
	Infinity Property & Casualty Corp.	1,486	90
	Inland Real Estate Corp.	9,848	81
	Interactive Brokers Group, Inc. - Class A	5,181	73

	Common Stocks (89.9%)	Shares/ $ Par	Value $ (000’s)

	Financials continued
*	Investment Technology Group, Inc.	4,869	42
	Kilroy Realty Corp.	9,380	420
	Kite Realty Group Trust	7,644	39
	LaSalle Hotel Properties	10,944	292
	Lexington Realty Trust	17,019	164
	LTC Properties, Inc.	3,863	123
	MarketAxess Holdings, Inc.	4,447	141
	Meadowbrook Insurance Group, Inc.	5,936	46
	Medical Properties Trust, Inc.	17,200	180
	Mid-America Apartment Communities, Inc.	5,215	341
*	National Financial Partners Corp.	5,081	86
	National Penn Bancshares, Inc.	15,443	141
*	The Navigators Group, Inc.	1,333	66
	NBT Bancorp, Inc.	4,280	94
	Northwest Bancshares, Inc.	12,420	152
	Old National Bancorp	12,857	175
	Oritani Financial Corp.	4,932	74
	PacWest Bancorp	4,081	95
	Parkway Properties, Inc.	2,771	37
	Pennsylvania Real Estate Investment Trust	6,679	106
*	Pinnacle Financial Partners, Inc.	4,135	80
*	Piper Jaffray Cos., Inc.	2,073	53
*	Portfolio Recovery Associates, Inc.	2,142	224
	Post Properties, Inc.	6,876	330
	Presidential Life Corp.	2,703	38
	PrivateBancorp, Inc.	7,443	119
	ProAssurance Corp.	3,890	352
	Prospect Capital Corp.	18,496	213
	Provident Financial Services, Inc.	6,867	108
	PS Business Parks, Inc.	2,276	152
	RLI Corp.	2,154	144
	S&T Bancorp, Inc.	3,671	65
	Sabra Health Care REIT, Inc.	4,701	94
	Safety Insurance Group, Inc.	1,612	74
	Saul Centers, Inc.	1,608	71
	Selective Insurance Group, Inc.	6,972	132
	Simmons First National Corp. - Class A	2,123	52
	Sovran Self Storage, Inc.	3,736	216
	Sterling Bancorp	3,922	39
	Stewart Information Services Corp.	2,259	45
*	Stifel Financial Corp.	6,315	212

Index 600 Stock Portfolio

	Common Stocks (89.9%)	Shares/ $ Par	Value $ (000’s)

	Financials continued
	Susquehanna Bancshares, Inc.	23,652	247
*	SWS Group, Inc.	3,587	22
	Tanger Factory Outlet Centers, Inc.	11,911	385
*	Texas Capital Bancshares, Inc.	5,089	253
	Tompkins Financial Corp.	1,451	59
	Tower Group, Inc.	4,382	85
	TrustCo Bank Corp. NY	11,901	68
	UMB Financial Corp.	4,118	200
	Umpqua Holdings Corp.	14,196	183
	United Bankshares, Inc.	5,804	145
*	United Community Banks, Inc.	5,855	49
	United Fire Group, Inc.	2,775	70
	Universal Health Realty Income Trust	1,609	74
	Urstadt Biddle Properties, Inc. - Class A	2,988	60
	ViewPoint Financial Group	4,495	86
*	Virtus Investment Partners, Inc.	735	63
*	Wilshire Bancorp, Inc.	7,869	50
	Wintrust Financial Corp.	4,613	173
*	World Acceptance Corp.	1,658	112

	Total		13,346

	Health Care (9.7%)
*	Abaxis, Inc.	2,615	94
*	Affymetrix, Inc.	8,959	39
*	Air Methods Corp.	1,471	176
*	Akorn, Inc.	8,566	113
*	Align Technology, Inc.	9,083	336
*	Almost Family, Inc.	1,054	22
*	Amedisys, Inc.	3,887	54
*	AMN Healthcare Services, Inc.	5,181	52
*	AmSurg Corp.	4,006	114
	Analogic Corp.	1,553	121
*	ArQule, Inc.	7,427	38
*	Bio-Reference Laboratories, Inc.	3,092	88
*	Cambrex Corp.	3,759	44
	Cantel Medical Corp.	2,706	73
*	Centene Corp.	6,541	245
	Chemed Corp.	2,423	168
	Computer Programs and Systems, Inc.	1,320	73
	CONMED Corp.	3,606	103
*	CorVel Corp.	785	35
*	Cross Country Healthcare, Inc.	3,921	19
	CryoLife, Inc.	3,169	21
*	Cubist Pharmaceuticals, Inc.	8,099	386
*	Cyberonics, Inc.	3,010	158

	Common Stocks (89.9%)	Shares/ $ Par	Value $ (000’s)

	Health Care continued
*	Emergent Biosolutions, Inc.	3,261	46
	Ensign Group, Inc.	2,206	68
*	Enzo Biochem, Inc.	4,198	9
*	Gentiva Health Services, Inc.	3,607	41
*	Greatbatch, Inc.	3,003	73
*	Haemonetics Corp.	3,253	261
*	Hanger Orthopedic Group, Inc.	4,339	124
*	HealthStream, Inc.	2,490	71
*	Healthways, Inc.	4,253	50
*	Hi-Tech Pharmacal Co., Inc.	1,374	46
*	ICU Medical, Inc.	1,593	96
*	Integra LifeSciences Holdings	2,469	102
	Invacare Corp.	3,673	52
*	IPC The Hospitalist Co.	2,112	97
*	Kindred Healthcare, Inc.	6,720	77
	Landauer, Inc.	1,199	72
*	LHC Group, Inc.	1,947	36
*	Luminex Corp.	4,848	94
*	Magellan Health Services, Inc.	3,471	179
*	The Medicines Co.	6,787	175
*	Medidata Solutions, Inc.	2,802	116
	Meridian Bioscience, Inc.	5,236	100
*	Merit Medical Systems, Inc.	5,024	75
*	Molina Healthcare, Inc.	3,779	95
*	Momenta Pharmaceuticals, Inc.	5,770	84
*	MWI Veterinary Supply, Inc.	1,519	162
*	Natus Medical, Inc.	3,787	50
*	Neogen Corp.	2,819	120
*	NuVasive, Inc.	5,515	126
*	Omnicell, Inc.	4,225	59
*	Palomar Medical Technologies, Inc.	2,259	21
*	PAREXEL International Corp.	7,637	235
*	PharMerica Corp.	3,746	47
*	PSS World Medical, Inc.	6,379	145
	Quality Systems, Inc.	5,044	94
*	Questcor Pharmaceuticals, Inc.	7,571	140
*	Salix Pharmaceuticals, Ltd.	6,335	268
*	Spectrum Pharmaceuticals, Inc.	6,529	76
*	SurModics, Inc.	1,543	31
*	Symmetry Medical, Inc.	4,647	46
*	ViroPharma, Inc.	8,717	263
	West Pharmaceutical Services, Inc.	4,318	229

	Total		6,923

	Common Stocks (89.9%)	Shares/ $ Par	Value $ (000’s)

	Industrials (13.5%)
	A.O. Smith Corp.	4,922	283
	AAON, Inc.	2,365	47
	AAR Corp.	5,096	84
	ABM Industries, Inc.	6,398	121
	Actuant Corp. - Class A	9,242	265
*	Aegion Corp.	4,984	96
*	Aerovironment, Inc.	2,400	56
	Albany International Corp. - Class A	3,658	80
*	Allegiant Travel Co.	1,928	122
	American Science and Engineering, Inc.	1,070	70
	Apogee Enterprises, Inc.	3,596	71
	Applied Industrial Technologies, Inc.	5,325	221
	Arkansas Best Corp.	3,022	24
*	Astec Industries, Inc.	2,659	84
	AZZ, Inc.	3,207	122
	Barnes Group, Inc.	5,957	149
	Belden, Inc.	5,682	210
	Brady Corp. - Class A	6,004	176
	Briggs & Stratton Corp.	6,070	113
	Cascade Corp.	1,079	59
	CDI Corp.	1,766	30
	Ceradyne, Inc.	2,886	71
	CIRCOR International, Inc.	2,208	83
	Comfort Systems USA, Inc.	4,737	52
*	Consolidated Graphics, Inc.	1,081	28
	Cubic Corp.	2,035	102
	Curtiss-Wright Corp.	5,956	195
*	Dolan Co.	3,655	20
*	Dycom Industries, Inc.	4,264	61
	EMCOR Group, Inc.	8,443	241
	Encore Wire Corp.	2,359	69
*	EnerSys	6,092	215
*	Engility Holdings, Inc.	2,068	38
*	EnPro Industries, Inc.	2,628	95
	ESCO Technologies, Inc.	3,392	132
*	Exponent, Inc.	1,672	95
*	Federal Signal Corp.	7,910	50
	Forward Air Corp.	3,695	112
	Franklin Electric Co., Inc.	2,432	147
	G & K Services, Inc. - Class A	2,398	75
*	GenCorp, Inc.	7,638	72
	The GEO Group, Inc.	7,797	216
*	Gibraltar Industries, Inc.	3,686	47
	Griffon Corp.	5,836	60
	Healthcare Services Group, Inc.	8,532	195
	Heartland Express, Inc.	5,857	78
	Heidrick & Struggles International, Inc.	2,083	27

Index 600 Stock Portfolio

	Common Stocks (89.9%)	Shares/ $ Par	Value $ (000’s)

	Industrials continued
*	Hub Group, Inc. - Class A	4,505	134
*	II-VI, Inc.	6,941	132
	Insperity, Inc.	2,806	71
	Interface, Inc.	7,281	96
	John Bean Technologies Corp.	3,670	60
	Kaman Corp.	3,353	120
	Kaydon Corp.	4,071	91
	Kelly Services, Inc. - Class A	3,434	43
	Knight Transportation, Inc.	7,485	107
	Lawson Products, Inc.	459	3
	Lindsay Corp.	1,613	116
*	Lydall, Inc.	2,159	30
*	Mobile Mini, Inc.	4,814	80
*	Moog, Inc. - Class A	5,747	218
	Mueller Industries, Inc.	4,854	221
	National Presto Industries, Inc.	620	45
*	Navigant Consulting, Inc.	6,546	72
*	NCI Building Systems, Inc.	2,401	24
*	Old Dominion Freight Line, Inc.	8,962	270
*	On Assignment, Inc.	5,471	109
*	Orbital Sciences Corp.	7,490	109
*	Orion Marine Group, Inc.	3,442	26
*	Powell Industries, Inc.	1,145	44
	Quanex Building Products Corp.	4,685	88
	Resources Connection, Inc.	5,328	70
	Robbins & Myers, Inc.	5,401	322
	Simpson Manufacturing Co., Inc.	5,088	146
	SkyWest, Inc.	6,502	67
	Standex International Corp.	1,600	71
*	Sykes Enterprises, Inc.	4,953	67
*	Teledyne Technologies, Inc.	4,671	296
	Tennant Co.	2,361	101
*	Tetra Tech, Inc.	8,076	212
	The Toro Co.	7,452	296
*	TrueBlue, Inc.	5,094	80
	UniFirst Corp.	1,897	127
	United Stationers, Inc.	5,141	134
	Universal Forest Products, Inc.	2,504	104
	Viad Corp.	2,570	54
	Vicor Corp.	2,493	17
	Watts Water Technologies, Inc. - Class A	3,524	133

	Total		9,665

	Common Stocks (89.9%)	Shares/ $ Par	Value $ (000’s)

	Information Technology (16.3%)
*	3D Systems Corp.	6,045	199
*	Advanced Energy Industries, Inc.	4,457	55
*	Agilysys, Inc.	1,795	15
	Anixter International, Inc.	3,499	201
*	Arris Group, Inc.	14,367	184
*	ATMI, Inc.	4,052	75
*	Avid Technology, Inc.	3,845	36
	Badger Meter, Inc.	1,813	66
	Bel Fuse, Inc. - Class B	1,359	25
*	Benchmark Electronics, Inc.	7,121	109
	Black Box Corp.	2,140	55
	Blackbaud, Inc.	5,731	137
*	Blucora, Inc.	5,127	91
*	Bottomline Technologies, Inc.	4,672	115
*	Brightpoint, Inc.	8,775	79
	Brooks Automation, Inc.	8,403	68
	Cabot Microelectronics Corp.	2,958	104
*	CACI International, Inc. -Class A	2,876	149
*	Cardtronics, Inc.	5,609	167
*	CEVA, Inc.	2,866	41
*	Checkpoint Systems, Inc.	5,136	43
*	CIBER, Inc.	8,443	29
*	Cirrus Logic, Inc.	8,194	315
	Cognex Corp.	5,059	175
	Cohu, Inc.	2,888	27
*	CommVault Systems, Inc.	5,304	311
*	comScore, Inc.	4,068	62
	Comtech Telecommunications Corp.	2,279	63
*	CSG Systems International, Inc.	4,274	96
	CTS Corp.	4,306	43
*	Cymer, Inc.	3,939	201
	Daktronics, Inc.	4,692	45
*	DealerTrack Holdings, Inc.	5,411	151
*	Dice Holdings, Inc.	6,621	56
*	Digi International, Inc.	3,278	33
*	Digital River, Inc.	4,519	75
*	Diodes, Inc.	4,552	77
*	DSP Group, Inc.	2,763	16
*	DTS, Inc.	2,397	56
	Ebix, Inc.	4,050	96
	Electro Scientific Industries, Inc.	3,161	39
*	Entropic Communications, Inc.	11,208	65
	EPIQ Systems, Inc.	4,057	54
*	Exar Corp.	5,799	46
*	Exlservice Holdings, Inc.	3,286	97

	Common Stocks (89.9%)	Shares/ $ Par	Value $ (000’s)

	Information Technology continued
*	FARO Technologies, Inc.	2,150	89
	FEI Co.	4,831	258
	Forrester Research, Inc.	1,849	53
(n)*	Gerber Scientific, Inc.	2,359	-
*	GT Advance Technologies, Inc.	15,056	82
*	Harmonic, Inc.	14,856	67
	Heartland Payment Systems, Inc.	4,934	156
*	Higher One Holdings, Inc.	4,158	56
*	Hittite Microwave Corp.	3,439	191
*	iGATE Corp.	3,849	70
*	Insight Enterprises, Inc.	5,640	99
*	Interactive Intelligence Group	1,883	57
*	Intermec, Inc.	7,107	44
*	Intevac, Inc.	2,977	18
	j2 Global, Inc.	5,440	179
*	JDA Software Group, Inc.	5,431	173
*	Kopin Corp.	7,823	29
*	Kulicke and Soffa Industries, Inc.	9,402	98
*	Liquidity Services, Inc.	3,067	154
	Littelfuse, Inc.	2,770	157
*	LivePerson, Inc.	6,355	115
*	LogMeIn, Inc.	2,826	63
*	Manhattan Associates, Inc.	2,540	146
	MAXIMUS, Inc.	4,320	258
*	Measurement Specialties, Inc.	1,955	65
*	Mercury Computer Systems, Inc.	3,935	42
	Methode Electronics, Inc.	4,467	43
	Micrel, Inc.	6,112	64
*	Microsemi Corp.	11,286	227
*	MicroStrategy, Inc. - Class A	1,096	147
	MKS Instruments, Inc.	6,708	171
*	Monolithic Power Systems	3,934	78
	Monotype Imaging Holdings, Inc.	4,655	73
	MTS Systems Corp.	2,044	109
*	Nanometrics, Inc.	2,688	37
*	NCI, Inc. - Class A	1,052	7
*	NETGEAR, Inc.	4,828	184
*	NetScout Systems, Inc.	4,551	116
*	Newport Corp.	4,853	54
*	Novatel Wireless, Inc.	4,196	8
*	OpenTable, Inc.	2,868	119
*	Oplink Communications, Inc.	2,419	40
	OPNET Technologies, Inc.	1,934	66
*	OSI Systems, Inc.	2,369	184

Index 600 Stock Portfolio

	Common Stocks (89.9%)	Shares/ $ Par	Value $ (000’s)

	Information Technology continued
	Park Electrochemical Corp.	2,454	61
	PC-Tel, Inc.	2,204	16
*	Perficient, Inc.	4,186	51
*	Pericom Semiconductor Corp.	2,718	24
*	Plexus Corp.	4,438	134
	Power Integrations, Inc.	3,658	111
*	Progress Software Corp.	8,038	172
	Pulse Electronics Corp.	5,172	4
*	QuinStreet, Inc.	3,255	27
*	RadiSys Corp.	2,899	10
*	Rofin-Sinar Technologies, Inc.	3,622	71
*	Rogers Corp.	2,085	88
*	Rubicon Technology, Inc.	2,173	21
*	Rudolph Technologies, Inc.	4,096	43
*	ScanSource, Inc.	3,503	112
*	Sigma Designs, Inc.	4,230	28
*	Sourcefire, Inc.	3,799	186
*	Stamps.com, Inc.	1,874	43
*	STR Holdings, Inc.	4,918	15
*	Super Micro Computer, Inc.	3,316	40
*	Supertex, Inc.	1,347	24
*	Symmetricom, Inc.	5,280	37
*	Synaptics, Inc.	4,187	101
*	Synchronoss Technologies, Inc.	3,451	79
*	SYNNEX Corp.	3,361	110
*	Take-Two Interactive Software, Inc.	11,439	119
*	TeleTech Holdings, Inc.	2,906	50
	Tessera Technologies, Inc.	6,591	90
*	TriQuint Semiconductor, Inc.	20,773	105
*	TTM Technologies, Inc.	6,652	63
*	Tyler Technologies, Inc.	3,306	146
*	Ultratech, Inc.	3,353	105
	United Online, Inc.	11,499	64
*	VASCO Data Security International, Inc.	3,647	34
*	Veeco Instruments, Inc.	4,968	149
*	ViaSat, Inc.	5,025	188
*	Virtusa Corp.	2,521	45
*	Volterra Semiconductor Corp.	3,230	71
*	Websense, Inc.	4,612	72
*	XO Group, Inc.	3,117	26

	Total		11,623

	Materials (5.3%)
	A. Schulman, Inc.	3,748	89
*	A.M. Castle & Co.	2,109	26
	AK Steel Holding Corp.	14,034	67
	AMCOL International Corp.	3,196	108

	Common Stocks (89.9%)	Shares/ $ Par	Value $ (000’s)

	Materials continued
	American Vanguard Corp.	3,011	105
	Balchem Corp.	3,717	137
	Buckeye Technologies, Inc.	5,068	163
*	Calgon Carbon Corp.	7,227	103
*	Century Aluminum Co.	6,510	47
*	Clearwater Paper Corp.	2,950	122
	Deltic Timber Corp.	1,381	90
	Eagle Materials, Inc.	5,470	253
	Globe Specialty Metals, Inc.	8,094	123
	H.B. Fuller Co.	6,333	194
	Hawkins, Inc.	1,161	48
	Haynes International, Inc.	1,559	81
*	Headwaters, Inc.	7,754	51
	Innophos Holdings, Inc.	2,768	134
	Kaiser Aluminum Corp.	2,132	125
*	KapStone Paper & Packaging Corp.	4,856	109
	Koppers Holdings, Inc.	2,635	92
*	Kraton Performance Polymers, Inc.	4,090	107
*	LSB Industries, Inc.	2,383	105
	Materion Corp.	2,593	62
	Myers Industries, Inc.	3,938	62
	Neenah Paper, Inc.	2,004	57
	Olympic Steel, Inc.	1,163	20
*	OM Group, Inc.	4,107	76
	PolyOne Corp.	11,242	186
	Quaker Chemical Corp.	1,651	77
*	RTI International Metals, Inc.	3,846	92
	Schweitzer-Mauduit International, Inc.	3,953	130
	Stepan Co.	1,053	101
*	SunCoke Energy, Inc.	8,890	143
*	Texas Industries, Inc.	2,629	107
	Tredegar Corp.	3,056	54
	Wausau Paper Corp.	5,882	55
	Zep, Inc.	2,814	43

	Total		3,744

	Telecommunication Services (0.5%)
	Atlantic Tele-Network, Inc.	1,184	51
*	Cbeyond, Inc.	3,888	38
*	Cincinnati Bell, Inc.	25,043	143
*	General Communication, Inc. - Class A	4,142	41
	Lumos Networks Corp.	1,877	15
*	Neutral Tandem, Inc.	3,791	35
	NTELOS Holdings Corp.	1,912	33
	USA Mobility, Inc.	2,810	33

	Total		389

Common Stocks (89.9%)	Shares/ $ Par	Value $ (000’s)

Utilities (3.8%)
ALLETE, Inc.	4,372	182
American States Water Co.	2,401	107
Avista Corp.	7,456	192
CH Energy Group, Inc.	1,896	124
El Paso Electric Co.	5,089	174
The Laclede Group, Inc.	2,656	114
New Jersey Resources Corp.	5,276	241
Northwest Natural Gas Co.	3,404	168
NorthWestern Corp.	4,720	171
Piedmont Natural Gas Co., Inc.	9,144	297
South Jersey Industries, Inc.	3,916	207
Southwest Gas Corp.	5,853	259
UIL Holdings Corp.	6,428	231
UNS Energy Corp.	5,235	219

Total		2,686

Total Common Stocks
(Cost: $57,251)		64,137

Investment Companies (1.5%)

Investment Companies(1.5%)
iShares S&P SmallCap 600 Index Fund	14,165	1,092

Total		1,092

Total Investment Companies
(Cost: $1,111)		1,092

Short-Term Investments (8.6%)

Commercial Banks US (1.1%)
Bank of America NA, 0.20%, 10/26/12	800,000	800

Total		800

Federal Government & Agencies (3.1%)
Federal Home Loan Bank, 0.07%, 11/30/12	2,100,000	2,100

Total		2,100

Finance Services (1.1%)
Alpine Securitization Corp., 0.18%, 10/3/12	800,000	800

Total		800

Food Processors (1.1%)
General Mills, Inc., 0.25%, 10/1/12	800,000	800

Total		800

Index 600 Stock Portfolio

Short-Term Investments (8.6%)	Shares/ $ Par	Value $ (000’s)

Restaurants (1.1%)
Darden Restaurants, Inc., 0.29%, 10/1/12	800,000	800

Total		800

Retail Stores (1.1%)
Wal-Mart Stores, Inc., 0.11%, 10/22/12	800,000	800

Total		800

Total Short-Term Investments
(Cost: $6,100)		6,100

Total Investments (100.0%)
(Cost: $64,462)(a)		71,329

Other Assets, Less
Liabilities (0.0%)		23

Net Assets (100.0%)		71,352

Index 600 Stock Portfolio

*	Non-Income Producing

(a)	At September 30, 2012 the aggregate cost of securities for federal tax purposes (in thousands) was $64,462 and the net unrealized appreciation of investments based on that cost was $6,867 which is comprised of $11,487 aggregate gross unrealized appreciation and $4,620 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(j)	Swap agreements outstanding on September 30, 2012.

Total Return Swaps

Reference Entity	Counterparty	Payment Made by the Fund	Payment Received by the Fund	Expiration Date	Notional Amount (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)
S&P Smallcap 600 Index	JPMorgan Chase London	1-Month Usd Libor - 12 Bps	S&P Smallcap 600 Index	5/13	6,267	$-

						$-

(n)	Security valued in good faith by the Board of Directors.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2012.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks	$64,137	$-	$-
Investment Companies	1,092	-	-
Short-Term Investments	-	6,100	-
Other Financial Instruments^
Total Return Swaps	-	-	-
Total	$65,229	$6,100	$-

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

Small Cap Value Portfolio

Schedule of Investments

September 30, 2012 (unaudited)

	Common Stocks (96.5%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (12.7%)
	Aaron’s, Inc.	307,600	8,554
*	Ascent Media Corp. - Class A	44,000	2,376
	Brunswick Corp.	55,900	1,265
	CSS Industries, Inc.	80,000	1,644
	Culp, Inc.	86,600	1,018
*	Drew Industries, Inc.	124,100	3,749
	Ethan Allen Interiors, Inc.	48,800	1,070
	Fred’s, Inc. - Class A	118,800	1,691
	Haverty Furniture Cos., Inc.	142,600	1,979
*	M/I Homes, Inc.	69,100	1,336
*	MarineMax, Inc.	128,000	1,061
	Matthews International Corp. - Class A	101,400	3,024
	The Men’s Wearhouse, Inc.	99,000	3,409
*	Meritage Homes Corp.	112,500	4,278
*	Modine Manufacturing Co.	54,486	402
*	Orient-Express Hotels, Ltd. - Class A	247,300	2,201
	Pool Corp.	101,625	4,226
*	Saga Communications, Inc. - Class A	43,600	1,767
*	Stanley Furniture Co., Inc.	91,000	443
*	Stein Mart, Inc.	227,000	1,932
	True Religion Apparel, Inc.	32,400	691
*	Winnebago Industries, Inc.	155,000	1,958

	Total		50,074

	Consumer Staples (0.6%)
*	Alliance One International, Inc.	280,400	906
	Nash Finch Co.	69,000	1,409

	Total		2,315

	Energy (4.6%)
*	Atwood Oceanics, Inc.	43,500	1,977
*	C&J Energy Services, Inc.	53,700	1,069
	CARBO Ceramics, Inc.	27,900	1,755
*	Cloud Peak Energy, Inc.	101,000	1,828
*	Hercules Offshore, Inc.	150,000	732
*	Northern Oil and Gas, Inc.	145,000	2,463
*	Oasis Petroleum, Inc.	117,500	3,463
	Overseas Shipholding Group, Inc.	70,000	462
*	PDC Energy, Inc.	34,189	1,081
*	Swift Energy Co.	67,323	1,406
	Teekay Tankers, Ltd. - Class A	212,500	795
*	TETRA Technologies, Inc.	200,000	1,210

	Total		18,241

	Financials (23.2%)
	Acadia Realty Trust	73,800	1,832
	Alterra Capital Holdings, Ltd.	115,600	2,767

	Common Stocks (96.5%)	Shares/ $ Par	Value $ (000’s)

	Financials continued
	Ares Capital Corp.	286,000	4,902
	Assured Guaranty, Ltd.	105,094	1,431
	CBL & Associates Properties, Inc.	273,800	5,843
	Cedar Realty Trust, Inc.	213,000	1,125
	Columbia Banking System, Inc.	69,000	1,279
	Compass Diversified Holdings	138,000	2,040
	East West Bancorp, Inc.	192,300	4,061
	Employers Holdings, Inc.	63,900	1,171
	First Potomac Realty Trust	161,000	2,074
	Glacier Bancorp, Inc.	181,700	2,831
	Hatteras Financial Corp.	63,100	1,779
	Hercules Technology Growth Capital, Inc.	202,800	2,233
	Home Bancshares, Inc.	117,700	4,012
	JMP Group, Inc.	90,800	499
	KCAP Financial, Inc.	167,000	1,546
	Kilroy Realty Corp.	107,600	4,818
	LaSalle Hotel Properties	131,000	3,496
*	Markel Corp.	5,800	2,659
	Meadowbrook Insurance Group, Inc.	80,000	615
	National Interstate Corp.	116,000	2,993
*	Piper Jaffray Cos., Inc.	36,000	916
	Potlatch Corp.	78,800	2,945
	ProAssurance Corp.	101,800	9,207
	Radian Group, Inc.	149,500	649
	Redwood Trust, Inc.	151,100	2,185
*	Safeguard Scientifics, Inc.	78,000	1,224
	Saul Centers, Inc.	32,827	1,458
*	Signature Bank	48,600	3,260
*	Stifel Financial Corp.	81,000	2,722
*	SVB Financial Group	95,000	5,744
	Washington Real Estate Investment Trust	70,300	1,885
	Wintrust Financial Corp.	97,600	3,667

	Total		91,868

	Health Care (4.1%)
	Analogic Corp.	32,300	2,525
	Landauer, Inc.	31,800	1,899
*	Momenta Pharmaceuticals, Inc.	95,387	1,390
	National Healthcare Corp.	57,500	2,745
*	Quidel Corp.	97,000	1,836
*	Triple-S Management Corp. - Class B	86,100	1,799
	West Pharmaceutical Services, Inc.	75,200	3,991

	Total		16,185

	Industrials (24.7%)
*	Aegion Corp.	142,000	2,721
*	Alaska Air Group, Inc.	136,200	4,775

	Common Stocks (96.5%)	Shares/ $ Par	Value $ (000’s)

	Industrials continued
*	Astec Industries, Inc.	50,900	1,609
*	Beacon Roofing Supply, Inc.	251,300	7,162
	Belden, Inc.	92,400	3,408
	Cascade Corp.	40,300	2,206
	CIRCOR International, Inc.	58,800	2,220
	Comfort Systems USA, Inc.	122,000	1,334
*	Dolan Co.	147,000	791
	Franklin Electric Co., Inc.	35,578	2,152
*	FTI Consulting, Inc.	36,800	982
	G & K Services, Inc. - Class A	84,300	2,640
*	Genesee & Wyoming, Inc. - Class A	114,600	7,662
*	Gibraltar Industries, Inc.	160,000	2,051
*	Hub Group, Inc. - Class A	72,300	2,146
	IDEX Corp.	94,200	3,935
	Kaman Corp.	72,400	2,596
*	Kirby Corp.	113,100	6,252
*	Kratos Defense & Security Solutions, Inc.	200,500	1,171
	Landstar System, Inc.	164,000	7,754
	McGrath Rentcorp	158,000	4,122
	Mine Safety Appliances Co.	59,200	2,206
*	Navigant Consulting, Inc.	165,500	1,829
	Nordson Corp.	95,400	5,592
*	On Assignment, Inc.	137,200	2,733
*	Proto Labs, Inc.	23,500	795
	Quanex Building Products Corp.	94,000	1,771
	Robbins & Myers, Inc.	51,500	3,069
	Universal Forest Products, Inc.	67,000	2,783
	Waste Connections, Inc.	121,000	3,660
	Woodward, Inc.	105,100	3,571

	Total		97,698

	Information Technology (9.5%)
*	Accelrys, Inc.	102,300	886
*	Advanced Energy Industries, Inc.	150,000	1,848
*	ATMI, Inc.	67,000	1,244
	Brooks Automation, Inc.	138,000	1,108
	Cabot Microelectronics Corp.	45,500	1,599
	Cognex Corp.	35,300	1,221
*	Cymer, Inc.	60,000	3,063
	Electro Rent Corp.	188,400	3,333
	Electro Scientific Industries, Inc.	106,300	1,299
*	Ixia	197,000	3,166
	Littelfuse, Inc.	65,900	3,726
	Methode Electronics, Inc. - Class A	73,200	711
*	Newport Corp.	113,000	1,250

Small Cap Value Portfolio

	Common Stocks (96.5%)	Shares/ $ Par	Value $ (000’s)

	Information Technology continued
*	Progress Software Corp.	156,500	3,347
*	Sonus Networks, Inc.	474,500	892
*	SYNNEX Corp.	87,600	2,854
*	Teradyne, Inc.	176,000	2,503
*	TNS, Inc.	62,000	927
*	Websense, Inc.	109,000	1,706
	Xyratex, Ltd.	91,100	838

	Total		37,521

	Materials (12.2%)
	AMCOL International Corp.	73,300	2,483
	American Vanguard Corp.	119,000	4,141
	AptarGroup, Inc.	109,200	5,647
	Carpenter Technology Corp.	77,300	4,044
*	Clearwater Paper Corp.	82,400	3,404
	Deltic Timber Corp.	54,600	3,563
	Franco-Nevada Corp.	74,100	4,367
*	Innospec, Inc.	146,700	4,976
	Minerals Technologies, Inc.	33,700	2,390
	Myers Industries, Inc.	180,800	2,824
*	North American Palladium, Ltd.	665,000	1,264
	Royal Gold, Inc.	50,286	5,022
	Schnitzer Steel Industries, Inc.	50,000	1,408
*	Texas Industries, Inc.	26,600	1,081
	Wausau Paper Corp.	178,000	1,648

	Total		48,262

	Telecommunication Services (0.5%)
*	Premiere Global Services, Inc.	207,000	1,936

	Total		1,936

	Utilities (4.4%)
	Black Hills Corp.	50,467	1,795
	Cleco Corp.	107,500	4,513
	El Paso Electric Co.	97,400	3,336
	NorthWestern Corp.	64,900	2,351
	PNM Resources, Inc.	79,300	1,668
	Southwest Gas Corp.	74,100	3,275
	Vectren Corp.	22,000	629

	Total		17,567

	Total Common Stocks
	(Cost: $288,379)		381,667

	Preferred Stocks (0.5%)

	Financials (0.5%)
	East West Bancorp, Inc., 8.00%, 12/31/49	1,359	2,011

	Total		2,011

	Total Preferred Stocks
	(Cost: $1,348)		2,011

Investment Companies (0.7%)	Shares/ $ Par	Value $ (000’s)

Investment Companies (0.7%)
iShares Russell 2000 Value Index Fund	39,100	2,891

Total		2,891

Total Investment Companies
(Cost: $2,238)		2,891

Short-Term Investments (2.3%)

Other Holdings (2.3%)
T. Rowe Price Reserve Investment Fund	9,026,964	9,027

Total		9,027

Total Short-Term Investments
(Cost: $9,027)		9,027

Total Investments (100.0%)
(Cost: $300,992)(a)		395,596

Other Assets, Less
Liabilities (0.0%)		(133)

Net Assets (100.0%)		395,463

Small Cap Value Portfolio

*	Non-Income Producing

(a)	At September 30, 2012 the aggregate cost of securities for federal tax purposes (in thousands) was $300,992 and the net unrealized appreciation of investments based on that cost was $94,604 which is comprised of $120,135 aggregate gross unrealized appreciation and $25,531 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2012.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks	$381,667	$-	$-
Preferred Stocks	-	2,011	-
Investment Companies	2,891	-	-
Short-Term Investments	9,027	-	-
Total	$393,585	$2,011	$-

International Growth Portfolio

Schedule of Investments

September 30, 2012 (unaudited)

	Foreign Common Stocks (96.8%)	Country	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (13.2%)
	Compagnie Financiere Richemont SA	Switzerland	62,170	3,728
*	Ctrip.com International, Ltd., ADR	China	232,929	3,932
	Fast Retailing Co., Ltd.	Japan	12,500	2,907
	Isuzu Motors, Ltd.	Japan	1,725,000	8,333
*	Kabel Deutschland Holding AG	Germany	63,452	4,526
	Li & Fung, Ltd.	Hong Kong	712,700	1,105
	Prada S.p.A	Italy	378,700	2,833
	Rakuten, Inc.	Japan	609,700	6,211
	Renault SA	France	33,367	1,566
	WPP PLC	Ireland	366,858	4,985

	Total			40,126

	Consumer Staples (12.8%)
	Beiersdorf AG	Germany	56,254	4,128
	Danone SA	France	99,298	6,113
	ITC, Ltd.	India	694,109	3,569
	Japan Tobacco, Inc.	Japan	249,700	7,494
	Reckitt Benckiser Group PLC	United Kingdom	153,775	8,852
	SABMiller PLC	United Kingdom	119,523	5,250
	Unilever NV	Netherlands	96,791	3,424

	Total			38,830

	Energy (12.0%)
	AMEC PLC	United Kingdom	311,537	5,765
	BG Group PLC	United Kingdom	265,008	5,349
	Canadian Natural Resources, Ltd.	Canada	147,294	4,544
	Encana Corp.	Canada	184,425	4,039
*	OGX Petroleo e Gas Participacoes SA	Brazil	721,400	2,189
	Petrofac, Ltd.	United Kingdom	174,727	4,500
	Reliance Industries, Ltd.	India	348,191	5,511
	Tullow Oil PLC	United Kingdom	199,927	4,423

	Total			36,320

	Financials (16.0%)
	AIA Group, Ltd.	Hong Kong	2,108,000	7,816
	Banco Bilbao Vizcaya Argentaria SA	Spain	153,953	1,209
	Banco do Brasil SA	Brazil	494,200	6,046
	BNP Paribas SA	France	6,294	299
	China Merchants Bank Co., Ltd.	China	1,270,000	2,136
	DBS Group Holdings, Ltd.	Singapore	138,000	1,618
	Grupo BTG Pactual	Brazil	99,100	1,579
	Hang Lung Properties, Ltd.	Hong Kong	1,165,411	3,983
	HSBC Holdings PLC	United Kingdom	279,765	2,590
	ICICI Bank, Ltd.	India	44,576	897
*	ING Groep NV	Netherlands	139,350	1,101
	Mitsubishi Estate Co., Ltd.	Japan	422,000	8,079
	Prudential PLC	United Kingdom	689,370	8,922

Foreign Common Stocks (96.8%)	Country	Shares/ $ Par	Value $ (000’s)

Financials continued
Standard Chartered PLC	United Kingdom	102,346	2,314

Total			48,589

Health Care (6.8%)
Elekta AB	Sweden	304,649	4,023
Novartis AG	Switzerland	116,460	7,126
Novo Nordisk A/S	Denmark	22,090	3,490
Shire PLC	Ireland	207,304	6,073

Total			20,712

Industrials (16.0%)
A.P. Moller - Maersk A/S	Denmark	940	6,727
Canadian Pacific Railway, Ltd.	Canada	54,108	4,491
Fanuc Corp.	Japan	61,900	9,978
Koninklijke Vopak NV	Netherlands	51,929	3,646
Kuehne + Nagel International AG	Switzerland	74,930	8,461
Nabtesco Corp.	Japan	309,600	5,685
Vallourec SA	France	16,242	688
The Weir Group PLC	United Kingdom	302,553	8,638

Total			48,314

Information Technology (13.1%)
ARM Holdings PLC	United Kingdom	652,799	6,062
ASML Holding NV	Netherlands	124,712	6,665
Hexagon AB	Sweden	230,604	4,943
Keyence Corp.	Japan	33,600	8,611
Taiwan Semiconductor Manufacturing Co., Ltd.	Taiwan	2,999,000	9,187
Telefonaktiebolaget LM Ericsson - Class B	Sweden	447,366	4,076

Total			39,544

Materials (6.9%)
LyondellBasell Industries NV - Class A	Netherlands	99,932	5,163
Potash Corp. of Saskatchewan, Inc.	Canada	114,373	4,971
Rio Tinto PLC	United Kingdom	90,415	4,212
ThyssenKrupp AG	Germany	312,206	6,636

Total			20,982

Total Foreign Common Stocks
(Cost: $278,920)			293,417

International Growth Portfolio

Short-Term Investments (2.7%)	Country	Shares/ $ Par	Value $ (000’s)

Commercial Banks Non-US (2.7%)
BNP Paribas Finance, Inc., 0.10%, 10/1/12	United States	8,200,000	8,200

Total			8,200

Total Short-Term Investments
(Cost: $8,200)			8,200

Total Investments (99.5%)
(Cost: $287,120)(a)			301,617

Other Assets,
Less Liabilities (0.5%)			1,597

Net Assets (100.0%)			303,214

International Growth Portfolio

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)	At September 30, 2012 the aggregate cost of securities for federal tax purposes (in thousands) was $287,120 and the net unrealized appreciation of investments based on that cost was $14,497 which is comprised of $29,617 aggregate gross unrealized appreciation and $15,120 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

Investments Percentage by Country is based on Net Assets:
United Kingdom	22.1%
Japan	18.9%
Netherlands	6.6%
Switzerland	6.4%
Canada	6.0%
Germany	5.0%
Other	34.5%
Total	99.5%

(h)	Forward foreign currency contracts outstanding on September 30, 2012.

Type	Counterparty	Currency	Principal Amount Covered by Contract (000’s)	Settlement Month	Unrealized Appreciation (000’s)	Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Buy	JP Morgan Chase	JPY	557,044	10/12	$7	$-	$7
Buy	Royal Bank of Canada	JPY	506,379	10/12	8	-	8
Sell	JP Morgan Chase	JPY	557,042	10/12	-	(5)	(5)
Sell	Royal Bank of Canada	JPY	506,400	10/12	-	(29)	(29)

					$15	$(34)	$(19)

JPY — Japanese Yen

International Growth Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2012.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Foreign Common Stocks	$293,417	$-	$-
Short-Term Investments	-	8,200	-
Other Financial Instruments^
Forward Currency Contracts	-	15	-
Liabilities:
Other Financial Instruments^
Forward Currency Contracts	-	(34)	-
Total	$293,417	$8,181	$-

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

During the quarter ended September 30, 2012, there were transfers from Level 2 to Level 1 in the amount of $247,790 thousand. These transfers were the result of the use of fair value procedures on certain foreign securities in the portfolio on June 30, 2012. These securities did not require the use of fair value procedures on September 30, 2012.

Research International Core Portfolio

Schedule of Investments

September 30, 2012 (unaudited)

	Foreign Common Stocks (98.2%)	Country	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (9.9%)
	Compass Group PLC	United Kingdom	103,820	1,146
	DENSO Corp.	Japan	84,400	2,651
	GKN PLC	United Kingdom	391,889	1,359
	Hennes & Mauritz AB - B Shares	Sweden	49,710	1,727
	Honda Motor Co., Ltd.	Japan	106,800	3,280
	Li & Fung, Ltd.	Hong Kong	1,114,000	1,727
	LVMH Moet Hennessy Louis Vuitton SA	France	13,499	2,030
	Nippon Television Holdings	Japan	110,200	1,621
	Pearson PLC	United Kingdom	82,750	1,617
	Publicis Groupe SA	France	38,047	2,129
	Sands China, Ltd.	Macau	620,000	2,311
	Whitbread PLC	United Kingdom	47,469	1,738

	Total			23,336

	Consumer Staples (10.9%)
	Danone SA	France	68,128	4,195
	Heineken NV	Netherlands	74,653	4,450
	Japan Tobacco, Inc.	Japan	134,200	4,027
	Lawson, Inc.	Japan	31,500	2,422
	M Dias Branco SA	Brazil	36,000	1,179
	Nestle SA	Switzerland	105,030	6,622
	Reckitt Benckiser Group PLC	United Kingdom	47,413	2,730

	Total			25,625

	Energy (8.5%)
	BG Group PLC	United Kingdom	90,063	1,818
	BP PLC	United Kingdom	703,826	4,961
*	Cairn Energy PLC	United Kingdom	105,949	471
	Cenovus Energy, Inc.	Canada	30,230	1,055
	CNOOC, Ltd.	Hong Kong	441,000	903
	INPEX Corp.	Japan	358	2,136
	Reliance Industries, Ltd.	India	82,019	1,298
	Royal Dutch Shell PLC - Class A	Netherlands	208,371	7,207

	Total			19,849

	Financials (22.8%)
	Aeon Credit Service Co., Ltd.	Japan	64,200	1,382
	AIA Group, Ltd.	Hong Kong	738,200	2,737
*	Banco Santander SA	Spain	201,693	1,502
	Barclays PLC	United Kingdom	1,093,798	3,795
	BNP Paribas SA	France	61,263	2,911
	BOC Hong Kong Holdings, Ltd.	Hong Kong	498,000	1,583
	China Construction Bank Corp. - Class H	China	1,314,980	912
	DBS Group Holdings, Ltd.	Singapore	175,000	2,052
*	Grupo Financiero Santander Mexico SAB de CV, ADR - Class B	Mexico	57,140	783
	GSW Immobilien AG	Germany	24,862	922
	Hang Lung Properties, Ltd.	Hong Kong	451,000	1,541
	HDFC Bank, Ltd., ADR	India	27,080	1,018
	Hiscox, Ltd.	Bermuda	148,631	1,167

	Foreign Common Stocks (98.2%)	Country	Shares/ $ Par	Value $ (000’s)

	Financials continued
	HSBC Holdings PLC	United Kingdom	224,955	2,083
	ICICI Bank, Ltd.	India	43,166	869
*	ING Groep NV	Netherlands	336,302	2,657
	Itau Unibanco Holding SA, ADR	Brazil	142,850	2,183
*	Julius Baer Group, Ltd.	Switzerland	38,369	1,338
	Komercni Banka AS	Czech Republic	3,077	614
	Mitsubishi UFJ Financial Group, Inc.	Japan	323,200	1,516
	PT Bank Mandiri Tbk	Indonesia	950,500	814
	PT Bank Rakyat Indonesia Tbk	Indonesia	1,135,500	884
	Siam Commercial Bank PCL	Thailand	178,000	986
	Sony Financial Holdings, Inc.	Japan	65,100	1,116
	Standard Chartered PLC	United Kingdom	187,861	4,247
	Sumitomo Mitsui Financial Group, Inc.	Japan	137,200	4,290
*	Swiss Re AG	Switzerland	46,437	2,985
	Westpac Banking Corp.	Australia	181,380	4,675

	Total			53,562

	Health Care (10.3%)
	Bayer AG	Germany	61,755	5,304
	Diagnosticos da America SA	Brazil	154,900	932
	Miraca Holdings, Inc.	Japan	46,300	2,079
	Novartis AG	Switzerland	80,950	4,953
	Roche Holding AG	Switzerland	32,776	6,123
	Santen Pharmaceutical Co., Ltd.	Japan	74,900	3,446
*	Sonova Holding AG	Switzerland	12,131	1,226

	Total			24,063

	Industrials (11.8%)
	East Japan Railway Co.	Japan	22,100	1,464
	Glory, Ltd.	Japan	79,000	1,857
	Hutchison Whampoa, Ltd.	Hong Kong	203,000	1,965
	JGC Corp.	Japan	104,000	3,472
	Joy Global, Inc.	United States	39,740	2,228
	Keppel Corp., Ltd.	Singapore	163,400	1,518
	Legrand SA	France	19,973	753
	Mitsubishi Corp.	Japan	84,400	1,535
	Schindler Holding AG	Switzerland	21,339	2,623
	Schneider Electric SA	France	52,286	3,094
	Siemens AG	Germany	40,021	3,991
	Sinotruk Hong Kong, Ltd.	China	738,000	429
	Yamato Holdings Co., Ltd.	Japan	173,600	2,749

	Total			27,678

	Information Technology (5.9%)
	Amadeus IT Holding SA- Class A	Spain	59,096	1,377
	ASML Holding NV	Netherlands	11,534	616
	Canon, Inc.	Japan	67,000	2,142
*	Cognizant Technology Solutions Corp. - Class A	United States	17,470	1,221
	Dassault Systemes SA	France	14,180	1,490
	Nomura Research Institute, Ltd.	Japan	61,300	1,264

Research International Core Portfolio

	Foreign Common Stocks (98.2%)	Country	Shares/ $ Par	Value $ (000’s)

	Information Technology continued
	Taiwan Semiconductor Manufacturing Co., Ltd.	Taiwan	570,189	1,747
	Telefonaktiebolaget LM Ericsson - Class B	Sweden	275,180	2,507
	Yahoo! Japan Corp.	Japan	4,024	1,533

	Total			13,897

	Materials (8.9%)
	Akzo Nobel NV	Netherlands	64,016	3,619
	Chugoku Marine Paints, Ltd.	Japan	86,000	414
	Iluka Resources, Ltd.	Australia	262,178	2,701
	Linde AG	Germany	23,887	4,113
	Newcrest Mining, Ltd.	Australia	41,740	1,262
	Nippon Paint Co., Ltd.	Japan	94,000	791
*	Nippon Steel Sumitomo Metal	Japan	207,270	425
	Nufarm, Ltd.	Australia	240,904	1,522
	Rio Tinto PLC	United Kingdom	108,850	5,071
	Symrise AG	Germany	29,341	993

	Total			20,911

	Telecommunication Services (5.7%)
	Bezeq Israeli Telecommunication Corp., Ltd.	Israel	398,770	463
	China Unicom Hong Kong, Ltd.	Hong Kong	928,000	1,522
	KDDI Corp.	Japan	53,900	4,186
	Telecom Italia S.p.A.	Italy	505,159	507
	Telecom Italia S.p.A. - Rights	Italy	1,419,583	1,243
	Tim Participacoes SA, ADR	Brazil	36,691	705
	Vodafone Group PLC	United Kingdom	1,675,885	4,756

	Total			13,382

	Utilities (3.5%)
	CEZ AS	Czech Republic	32,035	1,195
	China Resources Gas Group, Ltd.	Hong Kong	122,000	249
	Cia de Saneamento Basico do Estado de Sao Paulo	Brazil	2,500	102
	EDP - Energias do Brasil SA	Brazil	269,900	1,714
	GDF Suez	France	61,761	1,381
	Suez Environnement Co.	France	83,180	943
	Tokyo Gas Co., Ltd.	Japan	430,000	2,369
	Tractebel Energia SA	Brazil	17,470	276

	Total			8,229

	Total Foreign Common Stocks
	(Cost: $214,104)			230,532

	Total Investments (98.2%)
	(Cost: $214,104)(a)			230,532

	Other Assets, Less
	Liabilities (1.8%)			4,270

	Net Assets (100.0%)			234,802

Research International Core Portfolio

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)	At September 30, 2012 the aggregate cost of securities for federal tax purposes (in thousands) was $214,104 and the net unrealized appreciation of investments based on that cost was $16,428 which is comprised of $21,123 aggregate gross unrealized appreciation and $4,695 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

Investments Percentage by Country is based on Net Assets:
Japan	23.1%
United Kingdom	15.2%
Switzerland	11.0%
France	8.1%
Netherlands	7.9%
Germany	6.5%
Hong Kong	5.2%
Other	21.2%
Total	98.2%

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2012.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Foreign Common Stocks
Financials	$52,948	$614	$-
Utilities	7,034	1,195	-
All Others	168,741	-	-
Total	$228,723	$1,809	$-

During the quarter ended September 30, 2012, there were transfers from Level 2 to Level 1 in the amount of $212,712 thousand. These transfers were the result of the use of fair value procedures on certain foreign securities in the portfolio on June 30, 2012. These securities did not require the use of fair value procedures on September 30, 2012.

International Equity Portfolio

Schedule of Investments

September 30, 2012 (unaudited)

	Foreign Common Stocks (90.7%)	Country	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (9.3%)
	Cie Generale des Etablissements Michelin - Class B	France	264,268	20,702
	Hyundai Mobis	South Korea	66,060	18,455
	Kingfisher PLC	United Kingdom	6,466,180	27,587
	Marks & Spencer Group PLC	United Kingdom	3,687,520	21,246
*	Mazda Motor Corp.	Japan	1,955,880	2,281
	Nissan Motor Co., Ltd.	Japan	2,114,490	18,018
	Toyota Motor Corp.	Japan	534,020	20,802

	Total			129,091

	Consumer Staples (2.4%)
	Carrefour SA	France	317,780	6,591
	Tesco PLC	United Kingdom	4,916,610	26,359

	Total			32,950

	Energy (8.2%)
	China Coal Energy Co., Ltd.	China	11,855,740	10,825
	China Shenhua Energy Co., Ltd.	China	2,712,940	10,496
	ENI SPA	Italy	899,565	19,675
	Galp Energia SGPS SA	Portugal	256,160	4,154
	Petroleo Brasileiro SA, ADR	Brazil	370,530	8,500
	Repsol SA	Spain	234,660	4,550
	Royal Dutch Shell PLC - Class B	United Kingdom	849,205	30,141
	Statoil ASA	Norway	491,680	12,694
	Talisman Energy, Inc.	Canada	1,011,970	13,526

	Total			114,561

	Financials (19.2%)
	Aegon NV	Netherlands	931,090	4,840
	AIA Group, Ltd.	Hong Kong	5,984,820	22,190
	Aviva PLC	United Kingdom	2,395,180	12,326
	AXA SA	France	554,855	8,264
	Bangkok Bank Public Co., Ltd.	Thailand	2,559,200	16,712
	BNP Paribas SA	France	209,840	9,972
	Cheung Kong Holdings, Ltd.	Hong Kong	741,850	10,864
	China Life Insurance Co., Ltd.	China	6,621,000	19,084
	Credit Suisse Group AG	Switzerland	951,410	20,161
	DBS Group Holdings, Ltd.	Singapore	2,175,000	25,504
	Housing Development Finance Corp., Ltd.	India	47,610	696
	HSBC Holdings PLC	United Kingdom	2,956,937	27,819
	ICICI Bank, Ltd., ADR	India	17,660	709
*	ING Groep NV	Netherlands	2,621,912	20,718
*	Lloyds Banking Group PLC	United Kingdom	22,379,830	14,033
	NKSJ Holdings, Inc.	Japan	397,200	7,777
	Nordea Bank AB	Sweden	719,490	7,114
	Standard Chartered PLC	United Kingdom	867,390	19,609
	Swiss Reinsurance Co., Ltd.	Switzerland	302,612	19,450

	Total			267,842

	Foreign Common Stocks (90.7%)	Country	Shares/ $ Par	Value $ (000’s)

	Health Care (15.3%)
*	Algeta ASA	Norway	135,000	3,488
*	Basilea Pharmaceutica AG	Switzerland	87,430	4,416
	Bayer AG	Germany	384,080	32,985
*	Elan Corp. PLC, ADR	Ireland	1,915,120	20,530
	Getinge AB - Class B	Sweden	419,717	12,664
	GlaxoSmithKline PLC	United Kingdom	1,398,390	32,235
	Ipsen SA	France	282,440	6,885
	Merck KGaA	Germany	233,520	28,808
	Roche Holding AG	Switzerland	195,570	36,535
	Sanofi	France	412,165	35,142

	Total			213,688

	Industrials (9.0%)
	Deutsche Lufthansa AG	Germany	887,780	12,036
	G4S PLC	United Kingdom	4,897,450	21,013
	Hutchison Whampoa, Ltd.	Hong Kong	1,389,983	13,454
*	International Consolidated Airlines Group SA	United Kingdom	1,927,300	4,637
	ITOCHU Corp.	Japan	1,706,440	17,296
*	Qantas Airways, Ltd.	Australia	8,270,480	10,466
	Randstad Holding NV	Netherlands	293,300	9,749
	Shanghai Electric Group Co., Ltd.	China	31,604,000	11,249
	Siemens AG	Germany	30,070	2,999
	Siemens AG, ADR	Germany	228,990	22,933

	Total			125,832

	Information Technology (9.3%)
*	Flextronics International, Ltd.	Singapore	1,704,200	10,225
	Infineon Technologies AG	Germany	1,580,200	10,028
	Samsung Electronics Co., Ltd.	South Korea	24,520	29,695
	Siliconware Precision Industries Co.	Taiwan	13,391,000	14,915
	Software AG	Germany	301,760	10,866
	Taiwan Semiconductor Manufacturing Co., Ltd.	Taiwan	8,880,235	27,204
	Trend Micro, Inc.	Japan	932,980	26,062

	Total			128,995

	Materials (7.3%)
	Akzo Nobel NV	Netherlands	222,350	12,569
*	BlueScope Steel, Ltd.	Australia	22,989,817	10,016
	CRH PLC	Ireland	558,050	10,742
	HeidelbergCement AG	Germany	303,280	15,889
	LyondellBasell Industries NV - Class A	Netherlands	399,680	20,647
	POSCO	South Korea	37,010	12,171
	Rexam PLC	United Kingdom	2,717,150	19,082

	Total			101,116

International Equity Portfolio

	Foreign Common Stocks (90.7%)	Country	Shares/ $ Par	Value $ (000’s)

	Telecommunication Services (10.1%)
	China Mobile, Ltd.	Hong Kong	2,046,500	22,751
	China Telecom Corp., Ltd.	China	45,846,000	26,488
	Singapore Telecommunications, Ltd.	Singapore	10,531,850	27,462
	Telenor ASA	Norway	1,699,790	33,142
*	Turkcell Iletisim Hizmetleri AS	Turkey	1,369,410	8,343
	Vodafone Group PLC	United Kingdom	7,868,633	22,331

	Total			140,517

	Utilities (0.6%)
	Centrais Eletricas Brasileiras SA	Brazil	1,384,100	8,261

	Total			8,261

	Total Foreign Common Stocks
	(Cost: $1,185,507)			1,262,853

	Short-Term Investments (1.8%)	Country

	Federal Government & Agencies (1.8%)
	Federal Home Loan Bank, 0.00%, 10/1/12	United States	25,000,000	25,000

	Total			25,000

	Total Short-Term Investments
	(Cost: $25,000)			25,000

	Total Investments (92.5%)
	(Cost: $1,210,507)(a)			1,287,853

	Other Assets, Less
	Liabilities (7.5%)			103,925

	Net Assets (100.0%)			1,391,778

International Equity Portfolio

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)	At September 30, 2012 the aggregate cost of securities for federal tax purposes (in thousands) was $1,210,507 and the net unrealized appreciation of investments based on that cost was $77,346 which is comprised of $176,414 aggregate gross unrealized appreciation and $99,068 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

Investments Percentage by Country is based on Net Assets:
United Kingdom	20.0%
Germany	9.8%
Japan	6.6%
France	6.3%
Switzerland	5.8%
China	5.6%
Other	38.4%
Total	92.5%

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2012.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Foreign Common Stocks	$1,262,853	$-	$-
Short-Term Investments	-	25,000	-
Total	$1,262,853	$25,000	$-

During the quarter ended September 30, 2012, there were transfers from Level 2 to Level 1 in the amount of $1,122,637 thousand. These transfers were the result of the use of fair value procedures on certain foreign securities in the portfolio on June 30, 2012. These securities did not require the use of fair value procedures on September 30, 2012.

Emerging Markets Equity Portfolio

Schedule of Investments

September 30, 2012 (unaudited)

	Foreign Common Stocks (98.2%)	Country	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (16.1%)
	Abril Educacao SA	Brazil	42,410	713
	Ajisen China Holdings, Ltd.	Hong Kong	1,293,000	855
	Anhanguera Educacional Participacoes SA	Brazil	60,400	1,004
	Arezzo Industria e Comercio SA	Brazil	40,750	735
	Cia. Hering	Brazil	29,800	674
*	Dish TV India, Ltd.	India	1,561,637	2,446
	Estacio Participacoes SA	Brazil	50,870	853
	Exide Industries, Ltd.	India	308,677	900
	Geely Automobile Holdings, Ltd.	Hong Kong	3,710,000	1,416
	Guangzhou Automobile Group Co., Ltd.	China	1,744,000	1,145
	Kia Motors Corp.	South Korea	68,410	4,272
*	Kroton Educacional SA	Brazil	45,078	772
	Li & Fung, Ltd.	Hong Kong	2,064,000	3,200
	Lojas Renner SA	Brazil	19,400	650
	M Video OAO	Russia	196,370	1,631
	Mando Corp.	South Korea	11,200	1,552
	Minor International PCL	Thailand	1,704,110	853
	Mitra Adiperkasa Tbk PT	Indonesia	869,500	582
	Mr. Price Group, Ltd.	South Africa	216,501	3,277
	Naspers, Ltd. - Class N	South Africa	62,811	3,886
	PDG Realty SA Empreendimentos e Participacoes	Brazil	337,700	636
	Shangri-La Asia, Ltd.	Hong Kong	676,000	1,316
	Stella International Holdings, Ltd.	Hong Kong	1,104,500	2,709
*	Urbi Desarrollos Urbanos SAB de CV	Mexico	1,072,274	656

	Total			36,733

	Consumer Staples (9.6%)
	Arca Continental SAB de CV	Mexico	108,343	767
	BIM Birlesik Magazalar AS	Turkey	16,389	684
	Brazil Pharma SA	Brazil	108,000	647
	Clicks Group, Ltd.	South Africa	418,000	2,907
	Companhia de Bebidas das Americas, ADR	Brazil	57,010	2,182
	CP ALL PCL	Thailand	1,018,900	1,175
	Dabur India, Ltd.	India	1,195,659	2,928
	Dairy Farm International Holdings, Ltd.	Hong Kong	127,800	1,420
	E-Mart Co., Ltd.	South Korea	10,357	2,260
	Hengan International Group Co., Ltd.	China	90,500	853
	Kimberly-Clark de Mexico SAB de CV - Class A	Mexico	307,384	734
	M Dias Branco SA	Brazil	43,700	1,431
	O’Key Group SA GDR	Luxembourg	326,460	3,134
	Raia Drogasil SA	Brazil	63,000	724

	Total			21,846

	Foreign Common Stocks (98.2%)	Country	Shares/ $ Par	Value $ (000’s)

	Energy (8.3%)
	China Shenhua Energy Co., Ltd. - Class H	China	458,000	1,772
	CNOOC, Ltd.	Hong Kong	1,048,000	2,146
	Gazprom OAO, ADR	Russia	381,184	3,823
	INPEX Corp.	Japan	287	1,712
	Lamprell PLC	United Arab Emirates	514,510	914
	NovaTek OAO GDR	Russia	6,100	722
	Petroleo Brasileiro SA, ADR	Brazil	118,454	2,717
	Reliance Industries, Ltd.	India	226,941	3,592
	Tenaris SA, ADR	Luxembourg	36,128	1,473

	Total			18,871

	Financials (24.5%)
	Akbank TAS	Turkey	236,560	935
	Asian Property Development PCL	Thailand	3,594,500	1,057
	Banco Santander Brasil SA	Brazil	172,100	1,258
	Banco Santander Chile, ADR	Chile	6,066	444
	Bancolombia SA, ADR	Colombia	7,804	466
	Bangkok Bank PCL	Thailand	444,400	2,902
	Bank Negara Indonesia Persero Tbk PT	Indonesia	4,806,331	1,971
	Bank of China, Ltd. - Class H	China	8,069,000	3,080
	Bank Pekao SA	Poland	29,630	1,459
*	BDO Unibank, Inc.	Philippines	85,540	133
	BM&FBOVESPA SA	Brazil	389,800	2,355
	Bolsa Mexicana de Valores SAB de CV	Mexico	703,500	1,456
	Brasil Brokers Participacoes SA	Brazil	367,500	1,294
	Brasil Insurance Participacoes e Administracao SA	Brazil	173,400	1,629
	CETIP SA - Balcao Organizado	Brazil	80,442	1,056
	China Construction Bank Corp. - Class H	China	5,151,020	3,574
	China Pacific Insurance Group Co., Ltd. - Class H	China	792,600	2,397
	Chinatrust Financial Holding Co., Ltd.	Taiwan	2,752,733	1,662
	CIMB Group Holdings Bhd	Malaysia	396,500	973
	Credicorp, Ltd.	Bermuda	14,701	1,842
	First Pacific Co., Ltd.	Hong Kong	1,166,000	1,266
	Grupo Financiero Banorte SAB de CV	Mexico	96,000	543
*	Grupo Financiero Santander Mexico SAB de CV, ADR	Mexico	69,300	949
	Hana Financial Group, Inc.	South Korea	75,220	2,305
	Hang Lung Properties, Ltd.	Hong Kong	623,000	2,129
	Housing Development Finance Corp., Ltd.	India	109,997	1,607
	ICICI Bank, Ltd.	India	165,034	3,323
	Itau Unibanco Holding SA, ADR	Brazil	61,638	942
	Komercni Banka AS	Czech Republic	11,760	2,348
	LPS Brasil - Consultoria de Imoveis SA	Brazil	72,600	1,307
	Sberbank of Russia	Russia	804,730	2,354

Emerging Markets Equity Portfolio

	Foreign Common Stocks (98.2%)	Country	Shares/ $ Par	Value $ (000’s)

	Financials continued
	Standard Chartered PLC	United Kingdom	144,325	3,322
	Turkiye Garanti Bankasi AS	Turkey	389,837	1,627

	Total			55,965

	Health Care (1.9%)
	Diagnosticos da America SA	Brazil	102,900	619
	Fleury SA	Brazil	88,500	1,058
*	Genomma Lab Internacional SAB de CV - Class B	Mexico	512,600	992
	OdontoPrev SA	Brazil	105,000	588
	Top Glove Corp. Bhd	Malaysia	730,900	1,172

	Total			4,429

	Industrials (5.0%)
	Alfa SAB de CV - Class A	Mexico	304,200	566
	Copa Holdings SA - Class A	Panama	7,486	608
	Crompton Greaves, Ltd.	India	233,504	560
	Embraer SA, ADR	Brazil	33,610	895
	Global Ports Investments PLC GDR	Cyprus	75,060	1,073
	Glory, Ltd.	Japan	68,800	1,617
	Grupo Aeroportuario del Sureste SAB de CV, ADR	Mexico	15,880	1,407
	Multiplus SA	Brazil	31,120	622
	Sinotruk Hong Kong, Ltd.	Hong Kong	2,195,500	1,277
	Thermax, Ltd.	India	79,250	845
*	TK Corp.	South Korea	67,047	1,813

	Total			11,283

	Information Technology (15.3%)
	Asustek Computer, Inc.	Taiwan	226,000	2,455
	Cielo SA	Brazil	11,138	278
	Hon Hai Precision Industry Co., Ltd.	Taiwan	1,442,706	4,528
	Infosys, Ltd., ADR	India	62,173	3,018
	Samsung Electronics Co., Ltd.	South Korea	8,033	9,728
	Seoul Semiconductor Co., Ltd.	South Korea	60,031	1,183
	Siliconware Precision Industries Co.	Taiwan	3,267,000	3,639
	Taiwan Semiconductor Manufacturing Co., Ltd.	Taiwan	2,506,290	7,678
	Totvs SA	Brazil	28,500	592
	VTech Holdings, Ltd.	Bermuda	145,100	1,778

	Total			34,877

	Materials (8.2%)
	Anhui Conch Cement Co., Ltd. - Class H	China	648,000	2,022
	Chugoku Marine Paints, Ltd.	Japan	201,000	968
	Corporacion Moctezuma SAB de CV	Mexico	258,500	567
	Formosa Plastics Corp.	Taiwan	349,000	998
	Gerdau SA, ADR	Brazil	232,660	2,213
	Gold Fields, Ltd.	South Africa	90,244	1,157
	Grupo Mexico SAB de CV - Series B	Mexico	306,501	1,013
	Iluka Resources, Ltd.	Australia	159,723	1,645
	Mexichem SAB de CV	Mexico	154,300	736

	Foreign Common Stocks (98.2%)	Country	Shares/ $ Par	Value $ (000’s)

	Materials continued
	Mining and Metallurgical Co. Norilsk Nickel, ADR	Russia	49,463	782
	MOIL, Ltd.	India	183,416	877
	Steel Authority of India, Ltd.	India	1,139,594	1,853
	Ternium SA, ADR	Luxembourg	36,470	716
	Vale SA, ADR	Brazil	170,937	3,060

	Total			18,607

	Telecommunication Services (7.6%)
	America Movil SAB de CV - Series L, ADR	Mexico	123,570	3,144
	China Mobile, Ltd.	Hong Kong	119,500	1,328
	China Unicom Hong Kong, Ltd.	Hong Kong	2,326,000	3,816
	ENTEL Chile SA	Chile	22,960	479
	Mobile Telesystems OAO, ADR	Russia	85,973	1,506
	MTN Group, Ltd.	South Africa	152,544	2,936
	Tim Participacoes SA, ADR	Brazil	27,749	533
*	Turkcell Iletisim Hizmetleri AS	Turkey	223,370	1,361
	XL Axiata Tbk PT	Indonesia	3,289,500	2,286

	Total			17,389

	Utilities (1.7%)
	Aguas Andinas SA - Class A	Chile	1,455,048	976
	Cia Energetica de Minas Gerais	Brazil	25,150	305
	EDP - Energias do Brasil SA	Brazil	155,200	985
	Enersis SA, ADR	Chile	38,295	628
	Transmissora Alianca de Energia Eletrica SA	Brazil	26,490	960

	Total			3,854

	Total Foreign Common Stocks
	(Cost: $214,827)			223,854

	Total Investments (98.2%)
	(Cost: $214,827)(a)			223,854

	Other Assets, Less
	Liabilities (1.8%)			4,143

	Net Assets (100.0%)			227,997

Emerging Markets Equity Portfolio

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)	At September 30, 2012 the aggregate cost of securities for federal tax purposes (in thousands) was $214,827 and the net unrealized appreciation of investments based on that cost was $9,027 which is comprised of $23,738 aggregate gross unrealized appreciation and $14,711 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

Investments Percentage by Country is based on Net Assets:
Brazil	15.9%
South Korea	10.1%
Hong Kong	10.0%
India	9.6%
Taiwan	9.2%
China	6.5%
South Africa	6.2%
Mexico	5.9%
Other	24.6%
Total	98.2%

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2012.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Foreign Common Stocks
Consumer Discretionary	$34,249	$2,484	$-
Consumer Staples	20,671	1,175	-
Financials	52,560	3,405	-
All Others	109,310	-	-
Total	$216,790	$7,064	$-

During the quarter ended September 30, 2012, there were transfers from Level 2 to Level 1 in the amount of $141,509 thousand. These transfers were the result of the use of fair value procedures on certain foreign securities in the portfolio on June 30, 2012. These securities did not require the use of fair value procedures on September 30, 2012.

Money Market Portfolio

Schedule of Investments

September 30, 2012 (unaudited)

Money Market Investments (99.8%)	Shares/ $ Par	Value $ (000’s)

Autos (11.1%)
American Honda Finance Corp., 0.15%, 11/21/12	10,000,000	9,998
American Honda Finance Corp., 0.684%, 11/20/12 144A	6,000,000	6,000
Fcar Owner Trust I, 0.23%, 10/1/12	6,500,000	6,500
Fcar Owner Trust I, 0.31%, 11/20/12	5,000,000	4,998
Fcar Owner Trust I, 0.33%, 12/14/12	6,000,000	5,996
Toyota Motor Credit Corp., 0.55%, 1/24/13	7,500,000	7,486
Toyota Motor Credit Corp., 0.645%, 2/1/13	10,000,000	10,000

Total		50,978

Commercial Banks Non-US (10.5%)
Bank of Nova Scotia, 0.661%, 10/5/12	8,400,000	8,400
Barclays US Funding LLC, 0.05%, 10/1/12	5,500,000	5,500
Rabobank Financial Corp., 0.31%, 10/29/12	6,500,000	6,498
Royal Bank of Canada, 0.09%, 10/25/12	10,500,000	10,499
Toronto-Dominion Holdings USA, Inc., 0.16%, 10/22/12	11,000,000	10,999
Toronto-Dominion Holdings USA, Inc., 0.165%, 10/18/12	6,500,000	6,500

Total		48,396

Commercial Banks US (14.8%)
Bank of America NA, 0.21%, 10/16/12	5,000,000	5,000
Bank of America NA, 0.30%, 11/13/12	5,500,000	5,500
Bank of America NA, 0.32%, 10/30/12	7,000,000	7,000
BP Capital Markets PLC, 0.639%, 2/8/13	10,000,000	10,000
BP Capital Markets PLC, 0.639%, 5/7/13	7,000,000	7,000
The Goldman Sachs Group, Inc., 5.45%, 11/1/12	17,500,000	17,577
Wachovia Corp., 2.215%, 5/1/13	15,645,000	15,804

Total		67,881

Federal Government & Agencies (10.1%)
Federal Home Loan Bank, 0.075%, 11/30/12	8,100,000	8,099
Federal Home Loan Bank, 0.08%, 11/23/12	10,000,000	9,999

Money Market Investments (99.8%)	Shares/ $ Par	Value $ (000’s)

Federal Government & Agencies continued
Federal Home Loan Bank, 0.11%, 10/5/12	11,100,000	11,100
Federal Home Loan Bank, 0.115%, 11/23/12	9,000,000	8,998
Federal National Mortgage Association, 0.12%, 11/21/12	8,000,000	7,998

Total		46,194

Finance Services (7.2%)
Alpine Securitization Corp., 0.19%, 10/18/12	7,500,000	7,499
Alpine Securitization Corp., 0.19%, 10/23/12	10,000,000	9,999
Govco LLC, 0.30%, 11/2/12	15,500,000	15,496

Total		32,994

Government (17.9%)
US Treasury, 0.375%, 10/31/12	5,000,000	5,001
US Treasury, 0.625%, 12/31/12	5,000,000	5,006
US Treasury, 1.125%, 12/15/12	15,000,000	15,031
US Treasury, 1.375%, 10/15/12	23,000,000	23,013
US Treasury, 2.875%, 1/31/13	10,000,000	10,092
US Treasury, 3.375%, 11/30/12	14,000,000	14,077
US Treasury, 3.875%, 10/31/12	10,000,000	10,033

Total		82,253

Health Care/Pharmaceuticals (2.9%)
Roche Holdings, Inc., 0.10%, 10/12/12	13,500,000	13,499

Total		13,499

Information Technology (3.8%)
Google, Inc., 0.09%, 10/1/12	8,500,000	8,500
Google, Inc., 0.13%, 11/1/12	9,000,000	8,999

Total		17,499

Machinery (5.9%)
Caterpillar Financial Services Corp., 0.11%, 10/29/12	6,000,000	6,000
Caterpillar Financial Services Corp., 0.12%, 10/22/12	7,500,000	7,499
Caterpillar Financial Services Corp., 0.13%, 10/5/12	4,000,000	4,000

Money Market Investments (99.8%)	Shares/ $ Par	Value $ (000’s)

Machinery continued
Deere & Co., 0.13%, 10/25/12	9,500,000	9,499

Total		26,998

Miscellaneous Business Credit Institutions (3.8%)
General Electric Capital Corp., 0.04%, 10/4/12	7,500,000	7,500
General Electric Capital Corp., 0.37%, 1/2/13	10,000,000	9,990

Total		17,490

Personal Credit Institutions (9.2%)
Chariot Funding LLC, 0.16%, 10/11/12	8,000,000	7,999
Chariot Funding LLC, 0.18%, 11/14/12	5,000,000	4,999
Chariot Funding LLC, 0.22%, 11/6/12	4,500,000	4,499
Old Line Funding LLC, 0.18%, 11/19/12	5,000,000	4,999
Old Line Funding LLC, 0.20%, 12/6/12	5,000,000	4,998
Straight-A Funding LLC, 0.14%, 10/17/12	10,000,000	9,999
Straight-A Funding LLC, 0.15%, 10/19/12	5,000,000	5,000

Total		42,493

Short Term Business Credit (2.6%)
Sheffield Receivables Corp., 0.25%, 10/25/12	5,800,000	5,799
Sheffield Receivables Corp., 0.30%, 11/8/12	6,200,000	6,198

Total		11,997

Total Money Market Investments
(Cost: $458,672)		458,672

Total Investments (99.8%)
(Cost: $458,672)(a)		458,672

Other Assets, Less
Liabilities (0.2%)		1,075

Net Assets (100.0%)		459,747

Money Market Portfolio

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2012 the value of these securities (in thousands) was $6,000 representing 1.3% of the net assets.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessairly correspond to the Portfolio’s pereceived risk of that instrument. For example, money market securities are generally valued using amortized cost, unless the current market differs substantially from amortized cost. Generally, amortized cost approximates the current fair value of a security, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2012.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Government	$-	$82,253	$-
Corporate Bonds	-	57,781	-
Commercial Paper	-	318,638	-
Total	$-	$458,672	$-

Short-Term Bond Portfolio

Schedule of Investments

September 30, 2012 (unaudited)

Corporate Bonds (21.9%)	Shares/ $ Par	Value $ (000’s)

Aerospace/Defense (0.6%)
Boeing Capital Corp., 5.80%, 1/15/13	80,000	81
The Boeing Co., 1.875%, 11/20/12	170,000	171
L-3 Communications Corp., 3.95%, 11/15/16	300,000	326
Northrop Grumman Corp., 1.85%, 11/15/15	180,000	185

Total		763

Auto Manufacturing (0.5%)
American Honda Finance Corp., 2.375%, 3/18/13 144A	50,000	50
Daimler Finance North America LLC, 2.625%, 9/15/16 144A	500,000	522
PACCAR, Inc., 6.875%, 2/15/14	45,000	49

Total		621

Banking (4.9%)
Bank of America Corp., 3.625%, 3/17/16	200,000	211
Bank of Montreal, 2.50%, 1/11/17	250,000	263
Canadian Imperial Bank of Commerce, 2.35%, 12/11/15	100,000	105
Citigroup, Inc., 6.125%, 11/21/17	250,000	294
Citigroup, Inc., 6.50%, 8/19/13	200,000	210
Commonwealth Bank of Australia, 2.50%, 12/10/12 144A	1,000,000	1,004
DnB NOR Boligkreditt, 2.90%, 3/29/16 144A	375,000	399
Eksportfinans ASA, 2.00%, 9/15/15	1,000,000	935
Fifth Third Bancorp, 3.625%, 1/25/16	100,000	108
Morgan Stanley, 3.80%, 4/29/16	250,000	258
Nordea Bank AB, 3.125%, 3/20/17 144A	325,000	340
Regions Financial Corp., 4.875%, 4/26/13	100,000	102
The Royal Bank of Scotland PLC, 4.375%, 3/16/16	200,000	215
Standard Chartered PLC, 3.20%, 5/12/16 144A	270,000	282
Standard Chartered PLC, 3.85%, 4/27/15 144A	160,000	169
SunTrust Banks, Inc., 3.60%, 4/15/16	450,000	481

Corporate Bonds (21.9%)	Shares/ $ Par	Value $ (000’s)

Banking continued
The Toronto-Dominion Bank, 2.20%, 7/29/15 144A	625,000	654
U.S. Bancorp, 3.442%, 2/1/16	450,000	473

Total		6,503

Beverage/Bottling (0.9%)
Anheuser-Busch InBev Worldwide, Inc., 1.375%, 7/15/17	200,000	202
Anheuser-Busch InBev Worldwide, Inc., 3.625%, 4/15/15	250,000	268
Dr. Pepper Snapple Group, Inc., 2.35%, 12/21/12	170,000	171
Pernod Ricard SA, 2.95%, 1/15/17 144A	250,000	261
SABMiller Holdings, Inc., 2.45%, 1/15/17 144A	250,000	262

Total		1,164

Cable/Media/Broadcasting/Satellite (0.7%)
Comcast Corp., 4.95%, 6/15/16	250,000	284
Discovery Communications LLC, 3.70%, 6/1/15	180,000	193
Time Warner, Inc., 3.15%, 7/15/15	135,000	144
Viacom, Inc., 4.375%, 9/15/14	250,000	267

Total		888

Consumer Products (0.2%)
Unilever Capital Corp., 2.75%, 2/10/16	250,000	266

Total		266

Electric Utilities (2.9%)
Arizona Public Service Co., 4.65%, 5/15/15	262,000	286
Consolidated Edison Co. of New York, 3.85%, 6/15/13	250,000	256
Consumers Energy Co., 5.50%, 8/15/16	500,000	576
Entergy Arkansas, Inc., 5.40%, 8/1/13	250,000	260
Entergy Corp., 4.70%, 1/15/17	340,000	371
Entergy Mississippi, Inc., 3.25%, 6/1/16	500,000	523
Exelon Corp., 4.90%, 6/15/15	250,000	275

Corporate Bonds (21.9%)	Shares/ $ Par	Value $ (000’s)

Electric Utilities continued
Jersey Central Power & Light Co., 5.65%, 6/1/17	250,000	294
NextEra Energy Capital Holdings, Inc., 1.20%, 6/1/15	250,000	251
NextEra Energy Capital Holdings, Inc., 2.60%, 9/1/15	500,000	518
PacifiCorp, 5.45%, 9/15/13	250,000	261

Total		3,871

Electronics (0.3%)
Hewlett-Packard Co., 2.60%, 9/15/17	350,000	351

Total		351

Food Processors (0.9%)
ConAgra Foods, Inc., 5.875%, 4/15/14	250,000	269
H.J. Heinz Co., 5.35%, 7/15/13	250,000	259
Kraft Foods, Inc., 4.125%, 2/9/16	400,000	439
Kraft Foods, Inc., 6.50%, 8/11/17	25,000	31
Mead Johnson Nutrition Co., 3.50%, 11/1/14	200,000	207

Total		1,205

Gas Pipelines (1.6%)
CenterPoint Energy Resources Corp., 6.15%, 5/1/16	250,000	288
Energy Transfer Partners LP, 5.95%, 2/1/15	400,000	439
Enterprise Products Operating LLC, 3.20%, 2/1/16	100,000	105
ONEOK Partners LP, 2.00%, 10/1/17	125,000	127
ONEOK Partners LP, 3.25%, 2/1/16	230,000	243
Plains All American Pipeline LP/PAA Finance Corp., 5.625%, 12/15/13	175,000	185
Spectra Energy Capital LLC, 5.90%, 9/15/13	200,000	210
Spectra Energy Partners LP, 2.95%, 6/15/16	521,000	537

Total		2,134

Short-Term Bond Portfolio

Corporate Bonds (21.9%)	Shares/ $ Par	Value $ (000’s)

Health Care/Pharmaceuticals (0.9%)
Express Scripts Holding Co., 2.65%, 2/15/17 144A	355,000	372
Express Scripts Holding Co., 3.125%, 5/15/16	60,000	64
Medtronic, Inc., 3.00%, 3/15/15	250,000	265
Stryker Corp., 3.00%, 1/15/15	135,000	142
Thermo Fisher Scientific, Inc., 3.25%, 11/20/14	250,000	263
Watson Pharmaceuticals, Inc., 1.875%, 10/1/17	115,000	116

Total		1,222

Independent Finance (0.4%)
General Electric Capital Corp., 2.30%, 4/27/17	400,000	411
Nissan Motor Acceptance Corp., 3.25%, 1/30/13 144A	65,000	66
Nissan Motor Acceptance Corp., 4.50%, 1/30/15 144A	30,000	32

Total		509

Information/Data Technology (0.4%)
Adobe Systems, Inc., 3.25%, 2/1/15	250,000	264
Xerox Corp., 4.25%, 2/15/15	250,000	265

Total		529

Life Insurance (0.8%)
American International Group, Inc., 3.65%, 1/15/14	115,000	118
Metropolitan Life Global Funding I, 2.50%, 1/11/13 144A	250,000	251
Metropolitan Life Global Funding I, 3.125%, 1/11/16 144A	250,000	266
WellPoint, Inc., 1.875%, 1/15/18	470,000	474

Total		1,109

Machinery (0.2%)
Caterpillar Financial Services Corp., 2.65%, 4/1/16	200,000	212

Total		212

Metals/Mining (0.7%)
Barrick Gold Corp., 2.90%, 5/30/16	500,000	525
Teck Resources, Ltd., 3.15%, 1/15/17	165,000	172
Teck Resources, Ltd., 10.75%, 5/15/19	225,000	271

Total		968

	Corporate Bonds (21.9%)	Shares/ $ Par	Value $ (000’s)

	Oil and Gas (1.9%)
	Anadarko Petroleum Corp., 5.95%, 9/15/16	350,000	406
	BG Energy Capital PLC, 2.875%, 10/15/16 144A	500,000	530
	BP Capital Markets PLC, 1.846%, 5/5/17	500,000	511
	EnCana Holdings Finance Corp., 5.80%, 5/1/14	105,000	112
	Marathon Petroleum Corp., 3.50%, 3/1/16	100,000	106
	Petrohawk Energy Corp., 6.25%, 6/1/19	500,000	563
	Talisman Energy, Inc., 5.125%, 5/15/15	245,000	265

	Total		2,493

	Other Finance (0.3%)
	Prudential Covered Trust 2012-1, 2.997%, 9/30/15 144A	350,000	364

	Total		364

	Other Holdings (0.1%)
(f)	Morgan Stanley, 5.40%, 5/15/15 144A	316,204	168

	Total		168

	Other Services (0.1%)
	Waste Management, Inc., 2.60%, 9/1/16	200,000	210

	Total		210

	Real Estate Investment Trusts (0.8%)
	ERP Operating LP, 5.125%, 3/15/16	225,000	253
	ERP Operating LP, 6.584%, 4/13/15	275,000	311
	Health Care REIT, Inc., 3.625%, 3/15/16	290,000	306
	World Financial Properties Tower B Corp., 6.91%, 9/1/13 144A	211,828	216

	Total		1,086

	Retail Food and Drug (0.6%)
	Delhaize Group, 6.50%, 6/15/17	250,000	279
	The Kroger Co., 2.20%, 1/15/17	500,000	512

	Total		791

	Retail Stores (0.5%)
	Lowe’s Cos., 5.00%, 10/15/15	250,000	282
	Nordstrom, Inc., 6.75%, 6/1/14	145,000	159
	Walgreen Co., 1.80%, 9/15/17	255,000	258

	Total		699

	Corporate Bonds (21.9%)	Shares/ $ Par	Value $ (000’s)

	Telecommunications (0.6%)
	America Movil SAB de CV, 2.375%, 9/8/16	75,000	78
	America Movil SAB de CV, 3.625%, 3/30/15	140,000	149
	France Telecom SA, 4.375%, 7/8/14	250,000	265
	Telefonica Emisiones SAU, 2.582%, 4/26/13	50,000	50
	Telefonica Emisiones SAU, 5.855%, 2/4/13	200,000	202

	Total		744

	Vehicle Parts (0.1%)
	Johnson Controls, Inc., 2.60%, 12/1/16	200,000	210

	Total		210

	Total Corporate Bonds
	(Cost: $28,165)		29,080

	Governments (48.6%)

	Governments (48.6%)
	Canada Government International Bond, 0.875%, 2/14/17	850,000	860
	Federal Home Loan Mortgage Corp., 2.25%, 1/23/17	750,000	769
	Federal National Mortgage Association, 0.50%, 8/9/13	3,000,000	3,008
	US Treasury, 0.125%, 7/31/14	6,270,000	6,257
	US Treasury, 0.25%, 6/30/14	11,780,000	11,782
(b)	US Treasury, 0.25%, 8/31/14	40,215,000	40,223
	US Treasury, 0.25%, 9/15/15	350,000	349
	US Treasury, 1.00%, 8/31/16	565,000	577
	US Treasury, 1.625%, 8/15/22	760,000	759

	Total Governments
	(Cost: $64,560)		64,584

	Municipal Bonds (0.4%)

	Municipal Bonds (0.4%)
	State of Illinois, Series 2010-3, 4.79%, 4/1/16 GO	300,000	324
	State of Illinois, Series 2011, 4.961%, 3/1/16 GO	195,000	213

	Total Municipal Bonds
	(Cost: $511)		537

Short-Term Bond Portfolio

Structured Products (27.1%)	Shares/ $ Par	Value $ (000’s)

Structured Products (27.1%)
Ally Auto Receivables Trust, Series 2010-3, Class A4, 1.55%, 8/17/15	395,000	400
Ally Auto Receivables Trust, Series 2012-2, Class B, 1.76%, 2/15/17 144A	750,000	761
Bear Stears Commercial Mortgage Securities, Inc., Series 2007-PW17, Class AAB, 5.703%, 6/11/50	749,900	801
Commercial Mortgage Pass-Through Certificate, Series 2001-J2A, Class C, 6.586%, 7/16/34	993,090	1,084
Credit Suisse AG/Guernsey, 1.625%, 3/6/15 144A	240,000	244
DBRR Trust, Series 2012-EZ1, Class A, 0.946%, 9/25/45 144A	500,000	501
FDIC Structured Sale Guaranteed Notes, Series 2010-S2, Class 2A, 2.57%, 7/29/47 144A	567,379	569
Federal Home Loan Mortgage Corp., Series 4092, Class CL, 1.25%, 6/15/27	5,360,452	5,348
Federal Home Loan Mortgage Corp., Series K009, Class X1, 1.675%, 8/25/20 IO	2,506,202	212
Federal Home Loan Mortgage Corp., Series 4100, Class AD, 1.75%, 8/15/27	5,708,985	5,763
Federal Home Loan Mortgage Corp., Series 3718, Class BC, 2.00%, 2/15/25	1,779,733	1,814
Federal Home Loan Mortgage Corp., 5.00%, 4/1/18	186,471	204
Federal Home Loan Mortgage Corp., 5.50%, 5/1/22	841,514	915
Federal Home Loan Mortgage Corp., Series 2439, Class LH, 6.00%, 4/15/32	197,154	221
Federal Home Loan Mortgage Corp., 7.00%, 12/1/35	208,318	240

Structured Products (27.1%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Federal National Mortgage Association, Series 2010-95, Class BK, 1.50%, 2/25/20	1,763,975	1,790
Federal National Mortgage Association, Series 2012-113, Class AB, 1.50%, 10/25/27	500,000	504
Federal National Mortgage Association, Series 2011-113, Class AG, 2.5%, 11/25/26	2,087,197	2,153
Federal National Mortgage Association, 6.00%, 8/1/22	432,038	478
Federal National Mortgage Association, 6.50%, 8/1/37	533,536	608
Ford Credit Auto Owner Trust, Series 2011-B, Class B, 2.27%, 1/15/17	200,000	207
Ford Credit Auto Owner Trust, Series 2009-E, Class D, 5.53%, 5/15/16 144A	2,128,000	2,250
GE Equipment Transportation LLC, Series 2011-1, Class A2, 0.77%, 10/21/13	187,919	188
Golden Credit Card Trust, Series 2012-5A, Class A, 0.79%, 9/15/17	725,000	726
Honda Auto Receivables Owner Trust, Series 2012-2, Class A4, 0.91%, 5/15/18	150,000	152
Honda Auto Receivables Owner Trust, Series 2012-1, Class A4, 0.97%, 4/16/18	100,000	101
John Deere Owner Trust, Series 2012-A, Class A4, 0.99%, 6/15/18	600,000	607
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2004-CB8, Class A1A, 4.158%, 1/12/39 144A	1,058,307	1,092
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A4, 6.061%, 4/15/45	935,805	1,079
LB-UBS Commercial Mortgage Trust, Series 2004-C6, Class A6, 5.02%, 8/15/29	425,000	453

	Structured Products (27.1%)	Shares/ $ Par	Value $ (000’s)

	Structured Products continued
	Louisiana Public Facilities Authority, 5.75%, 2/1/19	62,878	70
	MASTR Asset Securitization Trust, Series 2003-10, Class 1A1, 5.25%, 11/25/23	51,672	54
	Residential Asset Securities Corp., Series 2006-KS4, Class A3, 0.367%, 6/25/36	3,224,307	3,103
	Sparebank 1 Boligkreditt AS., 2.30%, 6/30/17 144A	550,000	574
	Wells Fargo Mortgage Backed Securities Trust, Series 2004-EE, Class 2A2, 2.612%, 12/25/34	722,471	743

	Total Structured Products
	(Cost: $35,405)		36,009

	Short-Term Investments (1.7%)

	Conglomerate/Diversified Manufacturing (0.7%)
(b)	General Electric Co., 0.05%, 10/9/12	1,000,000	1,000

	Total		1,000

	Federal Government & Agencies (0.8%)
(b)	Federal Home Loan Bank, 0.12%, 11/16/12	1,000,000	1,000

	Total		1,000

	Restaurants (0.2%)
(b)	Darden Restaurants, Inc., 0.29%, 10/1/12	300,000	300

	Total		300

	Total Short-Term Investments
	(Cost: $2,300)		2,300

	Total Investments (99.7%)
	(Cost: $130,941)(a)		132,510

	Other Assets, Less
	Liabilities (0.3%)		347

	Net Assets (100.0%)		132,857

Short-Term Bond Portfolio

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2012 the value of these securities (in thousands) was $12,199 representing 9.2% of the net assets.

IO — Interest Only Security

GO — General Obligation

(a)	At September 30, 2012 the aggregate cost of securities for federal tax purposes (in thousands) was $130,941 and the net unrealized appreciation of investments based on that cost was $1,569 which is comprised of $1,664 aggregate gross unrealized appreciation and $95 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(b)	All or a portion of the securities have been pledged as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
US Five Year Treasury Note Futures (Short) (Total Notional Value at September 30, 2012, $9,804)	79	12/12	$(42)
US Long Treasury Bond Futures (Short) (Total Notional Value at September 30, 2012, $449)	3	12/12	1
US Ten Year Treasury Note Futures (Short) (Total Notional Value at September 30, 2012, $4,645)	35	12/12	(27)
US Two Year Treasury Note Futures (Short) (Total Notional Value at September 30, 2012, $1,102)	5	12/12	(1)
US Ultra Long Treasury Bond Futures (Short) (Total Notional Value at September 30, 2012, $166)	1	12/12	1

(f)	Foreign Bond — par value is foreign denominated

Morgan Stanley — Brazilian Real

(h)	Forward foreign currency contracts outstanding on September 30, 2012.

Type	Counterparty	Currency	Principal Amount Covered by Contract (000’s)	Settlement Month	Unrealized Appreciation (000’s)	Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Sell	Barclays Bank PLC	BRL	182	12/12	$-	$(1)	$(1)

					$-	$(1)	$(1)

BRL — Brazilian Real

Short-Term Bond Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2012.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Governments	$-	$64,584	$-
Foreign Bonds	-	168	-
Municipal Bonds	-	537	-
Corporate Bonds	-	28,912	-
Structured Products	-	36,009	-
Short-Term Investments	-	2,300	-
Other Financial Instruments^
Futures	2	-	-
Liabilities:
Other Financial Instruments^
Futures	(70)	-	-
Forward Currency Contracts	-	(1)	-
Total	$(68)	$132,509	$-

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

Select Bond Portfolio

Schedule of Investments

September 30, 2012 (unaudited)

Corporate Bonds (23.2%)	Shares/ $ Par	Value $ (000’s)

Aerospace/Defense (0.5%)
BAE Systems Holdings, Inc., 6.375%, 6/1/19 144A	740,000	880
Boeing Capital Corp., 2.125%, 8/15/16	745,000	782
The Boeing Co., 1.875%, 11/20/12	510,000	511
Goodrich Corp., 4.875%, 3/1/20	250,000	296
L-3 Communications Corp., 5.20%, 10/15/19	950,000	1,070
Litton Industries, Inc., 6.75%, 4/15/18	1,000,000	1,168
Lockheed Martin Corp., 3.35%, 9/15/21	315,000	333
Lockheed Martin Corp., 6.15%, 9/1/36	235,000	305
Lockheed Martin Corp., 7.65%, 5/1/16	500,000	606
Meccanica Holdings USA, Inc., 6.25%, 1/15/40 144A	650,000	533
Raytheon Co., 3.125%, 10/15/20	1,000,000	1,072

Total		7,556

Auto Manufacturing (0.9%)
American Honda Finance Corp., 2.125%, 2/28/17 144A	1,520,000	1,571
Daimler Finance North America LLC, 2.625%, 9/15/16 144A	170,000	177
Daimler Finance North America LLC, 3.00%, 3/28/16 144A	1,910,000	2,007
Ford Motor Co., 7.45%, 7/16/31	1,180,000	1,468
Ford Motor Credit Co. LLC, 3.00%, 6/12/17	1,250,000	1,272
Ford Motor Credit Co. LLC, 4.25%, 2/3/17	940,000	999
Ford Motor Credit Co. LLC, 5.75%, 2/1/21	1,255,000	1,406
PACCAR, Inc., 6.875%, 2/15/14	140,000	152
Toyota Motor Credit Corp., 1.75%, 5/22/17	1,845,000	1,895
Toyota Motor Credit Corp., 3.30%, 1/12/22	1,800,000	1,952
Volkswagen International Finance NV, 2.875%, 4/1/16 144A	1,075,000	1,130

Total		14,029

	Corporate Bonds (23.2%)	Shares/ $ Par	Value $ (000’s)

	Banking (3.3%)
	Bank of America Corp., 3.625%, 3/17/16	885,000	933
	Bank of America Corp., 3.75%, 7/12/16	335,000	355
	Bank of America Corp., 5.75%, 12/1/17	985,000	1,133
	Bank of Montreal, 2.50%, 1/11/17	1,835,000	1,929
	The Bank of New York Mellon Corp., 3.55%, 9/23/21	2,025,000	2,197
	Barclays Bank PLC, 5.00%, 9/22/16	125,000	139
	Barclays Bank PLC, 6.05%, 12/4/17 144A	170,000	183
	BNP Paribas SA, 7.195%, 12/31/49 144A	200,000	189
	Citigroup, Inc., 3.953%, 6/15/16	6,155,000	6,586
	Eksportfinans ASA, 2.00%, 9/15/15	6,000,000	5,610
	Fifth Third Bancorp, 3.625%, 1/25/16	1,215,000	1,311
	The Goldman Sachs Group, Inc., 5.95%, 1/18/18	3,105,000	3,606
	The Goldman Sachs Group, Inc., 6.00%, 6/15/20	1,515,000	1,747
	The Goldman Sachs Group, Inc., 6.15%, 4/1/18	1,115,000	1,301
	HSBC Bank PLC, 4.75%, 1/19/21 144A	30,000	34
	HSBC Holdings PLC, 5.10%, 4/5/21	875,000	1,011
	JPMorgan Chase & Co., 3.15%, 7/5/16	6,890,000	7,288
	JPMorgan Chase & Co., 6.00%, 1/15/18	720,000	858
(d)	Lehman Brothers Holdings, Inc., 5.50%, 4/4/16	385,000	98
(d)	Lehman Brothers Holdings, Inc., 6.875%, 5/2/18	480,000	125
	Merrill Lynch & Co., Inc., 6.40%, 8/28/17	3,110,000	3,618
	Morgan Stanley, 2.875%, 7/28/14	1,100,000	1,124
	Morgan Stanley, 3.80%, 4/29/16	1,175,000	1,214
	Morgan Stanley, 4.75%, 3/22/17	1,830,000	1,962
	Morgan Stanley, 5.50%, 7/28/21	925,000	1,012

	Corporate Bonds (23.2%)	Shares/ $ Par	Value $ (000’s)

	Banking continued
	Nordea Bank AB, 4.875%, 1/27/20 144A	440,000	497
	The Northern Trust Co., 5.85%, 11/9/17	250,000	294
	PNC Funding Corp., 4.375%, 8/11/20	750,000	856
	Standard Chartered PLC, 3.20%, 5/12/16 144A	960,000	1,002
	State Street Corp., 2.875%, 3/7/16	585,000	627
	SunTrust Banks, Inc., 6.00%, 9/11/17	570,000	664
	U.S. Bancorp, 3.442%, 2/1/16	1,065,000	1,118
	UBS Preferred Funding Trust V, 6.243%, 12/31/49	170,000	168
	Wachovia Corp., 5.75%, 2/1/18	280,000	338
(d,n)	Washington Mutual Bank, 6.75%, 5/20/36	520,000	-
(d,n)	Washington Mutual Bank, 6.875%, 6/15/11	505,000	-
	Wells Fargo & Co., 2.625%, 12/15/16	1,815,000	1,921
	Wells Fargo & Co., 4.60%, 4/1/21	1,085,000	1,253
	Wells Fargo & Co., 7.98%, 12/31/49	250,000	287

	Total		54,588

	Beverage/Bottling (1.0%)
	Anheuser-Busch Cos. LLC, 5.75%, 4/1/36	200,000	256
	Anheuser-Busch InBev Worldwide, Inc., 2.50%, 7/15/22	1,575,000	1,597
	Anheuser-Busch InBev Worldwide, Inc., 5.375%, 1/15/20	1,180,000	1,465
	Anheuser-Busch InBev Worldwide, Inc., 8.20%, 1/15/39	1,260,000	2,105
	Beam, Inc., 3.25%, 5/15/22	460,000	476
	The Coca-Cola Co., 1.65%, 3/14/18	1,200,000	1,240
	The Coca-Cola Co., 3.15%, 11/15/20	1,170,000	1,276
	Dr. Pepper Snapple Group, Inc., 2.35%, 12/21/12	630,000	633
	PepsiCo, Inc., 2.75%, 3/5/22	1,000,000	1,038
	PepsiCo, Inc., 3.125%, 11/1/20	1,590,000	1,711
	PepsiCo, Inc., 7.90%, 11/1/18	345,000	468

Select Bond Portfolio

Corporate Bonds (23.2%)	Shares/ $ Par	Value $ (000’s)

Beverage/Bottling continued
Pernod-Ricard SA, 4.25%, 7/15/22 144A	190,000	207
Pernod-Ricard SA, 4.45%, 1/15/22 144A	195,000	215
Pernod-Ricard SA, 5.50%, 1/15/42 144A	220,000	251
Pernod-Ricard SA, 5.75%, 4/7/21 144A	2,140,000	2,546
SABMiller Holdings, Inc., 3.75%, 1/15/22 144A	920,000	999

Total		16,483

Cable/Media/Broadcasting/Satellite (0.7%)
Comcast Corp., 5.875%, 2/15/18	800,000	973
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 2.40%, 3/15/17	840,000	862
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 4.60%, 2/15/21	150,000	164
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 5.15%, 3/15/42	600,000	610
Discovery Communications LLC, 5.05%, 6/1/20	326,000	380
Historic TW, Inc., 6.625%, 5/15/29	880,000	1,104
Historic TW, Inc., 6.875%, 6/15/18	180,000	228
NBCUniversal Media LLC, 2.875%, 4/1/16	890,000	943
NBCUniversal Media LLC, 6.40%, 4/30/40	695,000	882
News America, Inc., 6.90%, 8/15/39	170,000	221
TCI Communications, Inc., 8.75%, 8/1/15	735,000	889
Time Warner Cable, Inc., 6.55%, 5/1/37	900,000	1,131
Time Warner Entertainment Co. LP, 8.375%, 3/15/23	690,000	972
Videotron Ltee, 5.00%, 7/15/22	600,000	627
The Walt Disney Co., 2.55%, 2/15/22	1,000,000	1,027

Total		11,013

Conglomerate/Diversified Manufacturing (0.3%)
E.I. du Pont de Nemours & Co., 3.625%, 1/15/21	1,500,000	1,668
Eastman Chemical Co., 7.25%, 1/15/24	110,000	148
Honeywell International, Inc., 4.25%, 3/1/21	1,000,000	1,174
Monsanto Co., 5.125%, 4/15/18	55,000	66

Corporate Bonds (23.2%)	Shares/ $ Par	Value $ (000’s)

Conglomerate/Diversified Manufacturing continued
United Technologies Corp., 3.10%, 6/1/22	1,620,000	1,726
United Technologies Corp., 4.50%, 6/1/42	750,000	841

Total		5,623

Consumer Products (0.1%)
The Procter & Gamble Co., 5.55%, 3/5/37	460,000	624
Unilever Capital Corp., 4.25%, 2/10/21	1,000,000	1,173

Total		1,797

Electric Utilities (2.6%)
AEP Texas Central Co., 6.65%, 2/15/33	575,000	742
Alabama Power Co., 3.95%, 6/1/21	1,170,000	1,322
Ameren Corp., 8.875%, 5/15/14	350,000	389
Appalachian Power Co., 4.60%, 3/30/21	590,000	684
Arizona Public Service Co., 5.05%, 9/1/41	535,000	619
Arizona Public Service Co., 8.75%, 3/1/19	115,000	152
Bruce Mansfield Unit, 6.85%, 6/1/34	383,874	409
Carolina Power & Light Co., 2.80%, 5/15/22	910,000	947
Carolina Power & Light Co., 5.15%, 4/1/15	320,000	354
CenterPoint Energy, Inc., 6.50%, 5/1/18	375,000	450
Commonwealth Edison Co., 4.00%, 8/1/20	565,000	641
Commonwealth Edison Co., 5.875%, 2/1/33	100,000	129
Commonwealth Edison Co., 6.15%, 9/15/17	140,000	172
Connecticut Light & Power Co., 5.65%, 5/1/18	160,000	191
Consumers Energy Co., 5.15%, 2/15/17	1,000,000	1,146
The Detroit Edison Co., 3.45%, 10/1/20	635,000	708
The Detroit Edison Co., 5.45%, 2/15/35	105,000	125
Dominion Resources, Inc., 1.40%, 9/15/17	1,250,000	1,253
DPL, Inc., 7.25%, 10/15/21 144A	1,800,000	2,052
DTE Energy Co., 6.375%, 4/15/33	415,000	544
Duke Energy Corp., 6.25%, 6/15/18	50,000	62
Duke Energy Indiana, Inc., 3.75%, 7/15/20	1,180,000	1,308
Duke Energy Ohio, Inc., 2.10%, 6/15/13	485,000	491

Corporate Bonds (23.2%)	Shares/ $ Par	Value $ (000’s)

Electric Utilities continued
Entergy Corp., 4.70%, 1/15/17	1,050,000	1,145
Entergy Mississippi, Inc., 6.25%, 4/1/34	660,000	671
Exelon Generation Co. LLC, 4.25%, 6/15/22 144A	1,250,000	1,323
Exelon Generation Co. LLC, 6.20%, 10/1/17	455,000	542
IPALCO Enterprises, Inc., 5.00%, 5/1/18	1,740,000	1,823
Kiowa Power Partners LLC, 4.811%, 12/30/13 144A	176,480	178
Mississippi Power Co., 4.75%, 10/15/41	970,000	1,039
Monongahela Power Co., Inc., 5.70%, 3/15/17 144A	615,000	704
Nevada Power Co., 5.95%, 3/15/16	165,000	191
Nextera Energy, Inc., 4.50%, 6/1/21	1,105,000	1,227
NSTAR LLC, 4.50%, 11/15/19	55,000	63
NV Energy, Inc., 6.25%, 11/15/20	535,000	618
Ohio Edison Co., 6.875%, 7/15/36	130,000	171
Ohio Power Co., 5.375%, 10/1/21	600,000	735
Pacific Gas & Electric Co., 3.50%, 10/1/20	1,750,000	1,931
Pacific Gas & Electric Co., 5.625%, 11/30/17	300,000	365
PacifiCorp., 3.85%, 6/15/21	1,170,000	1,318
Peco Energy Co., 2.375%, 9/15/22	785,000	791
Potomac Electric Power Co., 6.50%, 11/15/37	170,000	240
PPL Capital Funding, Inc., 4.20%, 6/15/22	670,000	714
PPL Energy Supply LLC, 6.50%, 5/1/18	145,000	172
Public Service Co. of Colorado, 3.20%, 11/15/20	785,000	859
Public Service Co. of Colorado, 5.80%, 8/1/18	500,000	611
Public Service Co. of New Mexico, 5.35%, 10/1/21	650,000	689
Public Service Electric & Gas Co., 3.50%, 8/15/20	685,000	755
Public Service Electric & Gas Co., 3.65%, 9/1/42	535,000	538
Public Service Electric & Gas Co., 5.00%, 1/1/13	1,000,000	1,011
Puget Energy, Inc., 5.625%, 7/15/22 144A	1,835,000	1,945
Puget Sound Energy, Inc., 6.274%, 3/15/37	370,000	517

Select Bond Portfolio

Corporate Bonds (23.2%)	Shares/ $ Par	Value $ (000’s)

Electric Utilities continued
San Diego Gas & Electric Co., 6.125%, 9/15/37	170,000	238
Sempra Energy, 2.30%, 4/1/17	1,020,000	1,067
Sempra Energy, 6.15%, 6/15/18	215,000	266
South Carolina Electric & Gas Co., 6.05%, 1/15/38	265,000	346
Tampa Electric Co., 5.40%, 5/15/21	95,000	118
Union Electric Co., 3.90%, 9/15/42	715,000	726
Union Electric Co., 6.40%, 6/15/17	140,000	172
Union Electric Co., 6.70%, 2/1/19	195,000	249
Virginia Electric & Power Co., 3.45%, 9/1/22	945,000	1,036
Virginia Electric & Power Co., 5.40%, 4/30/18	60,000	73

Total		42,067

Electronics (0.3%)
Hewlett-Packard Co., 2.125%, 9/13/15	1,430,000	1,451
Hewlett-Packard Co., 3.00%, 9/15/16	910,000	940
Hewlett-Packard Co., 3.75%, 12/1/20	130,000	130
International Business Machines Corp., 1.95%, 7/22/16	540,000	564
International Business Machines Corp., 2.00%, 1/5/16	980,000	1,024

Total		4,109

Food Processors (0.5%)
Archer-Daniels-Midland Co., 4.479%, 3/1/21	335,000	388
General Mills, Inc., 3.15%, 12/15/21	900,000	937
Kellogg Co., 3.25%, 5/21/18	375,000	412
Kraft Foods Group, Inc., 2.25%, 6/5/17 144A	285,000	293
Kraft Foods Group, Inc., 3.50%, 6/6/22 144A	380,000	401
Kraft Foods Group, Inc., 6.125%, 8/23/18 144A	750,000	919
Kraft Foods, Inc., 6.125%, 2/1/18	265,000	324
Kraft Foods, Inc., 6.50%, 8/11/17	1,250,000	1,537
Kraft Foods, Inc., 6.50%, 2/9/40	1,485,000	2,011
Mead Johnson Nutrition Co., 4.90%, 11/1/19	960,000	1,095

Total		8,317

Corporate Bonds (23.2%)	Shares/ $ Par	Value $ (000’s)

Gas Pipelines (0.8%)
CenterPoint Energy Resources Corp., 6.125%, 11/1/17	120,000	145
El Paso LLC, 7.00%, 6/15/17	420,000	482
El Paso Pipeline Partners Operating Co. LLC, 5.00%, 10/1/21	1,815,000	1,999
Energy Transfer Partners LP, 4.65%, 6/1/21	460,000	495
Energy Transfer Partners LP, 6.05%, 6/1/41	1,205,000	1,329
Energy Transfer Partners LP, 6.70%, 7/1/18	440,000	522
Enterprise Products Operating LLC, 3.20%, 2/1/16	880,000	928
Kinder Morgan Energy Partners LP, 5.95%, 2/15/18	1,270,000	1,529
Kinder Morgan Energy Partners LP, 6.375%, 3/1/41	1,150,000	1,405
Kinder Morgan Energy Partners LP, 6.50%, 2/1/37	200,000	241
Kinder Morgan Finance Co. LLC, 6.00%, 1/15/18 144A	1,430,000	1,550
Magellan Midstream Partners LP, 6.55%, 7/15/19	445,000	548
ONEOK Partners LP, 2.00%, 10/1/17	625,000	637
Plains All American Pipeline LP/PAA Finance Corp., 6.50%, 5/1/18	220,000	272
Spectra Energy Partners LP, 2.95%, 6/15/16	455,000	469
Williams Partners LP, 4.00%, 11/15/21	225,000	242
Williams Partners LP, 4.125%, 11/15/20	90,000	98
Williams Partners LP, 5.25%, 3/15/20	740,000	857

Total		13,748

Health Care/Pharmaceuticals (1.2%)
Abbott Laboratories, 4.125%, 5/27/20	1,000,000	1,154
Amgen, Inc., 3.875%, 11/15/21	1,500,000	1,612
Express Scripts Holding Co., 2.65%, 2/15/17 144A	545,000	571
Express Scripts Holding Co., 3.125%, 5/15/16	220,000	235
Express Scripts Holding Co., 3.50%, 11/15/16 144A	900,000	973
Express Scripts Holding Co., 3.90%, 2/15/22 144A	285,000	310

Corporate Bonds (23.2%)	Shares/ $ Par	Value $ (000’s)

Health Care/Pharmaceuticals continued
Fresenius Medical Care US Finance II, Inc., 5.625%, 7/31/19 144A	620,000	660
Fresenius Medical Care US Finance II, Inc., 5.875%, 1/31/22 144A	465,000	498
GlaxoSmithKline Capital, Inc., 6.375%, 5/15/38	425,000	606
Medco Health Solutions, Inc., 7.125%, 3/15/18	1,050,000	1,318
Medtronic, Inc., 3.125%, 3/15/22	1,000,000	1,065
Merck & Co., Inc., 3.875%, 1/15/21	2,145,000	2,444
Merck & Co., Inc., 4.75%, 3/1/15	500,000	551
Merck & Co., Inc., 5.75%, 11/15/36	250,000	337
Merck & Co., Inc., 6.40%, 3/1/28	125,000	173
The Novartis Capital Corp., 2.40%, 9/21/22	1,860,000	1,882
Pfizer, Inc., 5.35%, 3/15/15	450,000	503
Roche Holdings, Inc., 6.00%, 3/1/19 144A	590,000	741
Sanofi-Aventis SA, 2.625%, 3/29/16	1,750,000	1,852
Thermo Fisher Scientific, Inc., 1.85%, 1/15/18	405,000	412
Thermo Fisher Scientific, Inc., 3.15%, 1/15/23	520,000	537
Watson Pharmaceuticals, Inc., 1.875%, 10/1/17	135,000	136
Watson Pharmaceuticals, Inc., 3.25%, 10/1/22	295,000	299
Watson Pharmaceuticals, Inc., 4.625%, 10/1/42	180,000	184
Wyeth LLC, 5.50%, 2/15/16	35,000	40
Wyeth LLC, 5.95%, 4/1/37	835,000	1,132

Total		20,225

Independent Finance (1.0%)
General Electric Capital Corp., 1.152%, 4/24/14	10,000,000	10,064
General Electric Capital Corp., 5.625%, 5/1/18	3,635,000	4,287
General Electric Capital Corp./LJ VP Holdings LLC, 3.80%, 6/18/19 144A	1,550,000	1,636
International Lease Finance Corp., 5.75%, 5/15/16	335,000	355

Total		16,342

Information/Data Technology (0.3%)
Fidelity National Information Services, Inc., 5.00%, 3/15/22	1,500,000	1,549

Select Bond Portfolio

Corporate Bonds (23.2%)	Shares/ $ Par	Value $ (000’s)

Information/Data Technology continued
Intel Corp., 3.30%, 10/1/21	1,000,000	1,086
Oracle Corp., 3.875%, 7/15/20	2,190,000	2,507
Xerox Corp., 4.25%, 2/15/15	400,000	425

Total		5,567

Life Insurance (0.6%)
American International Group, Inc., 4.875%, 6/1/22	930,000	1,048
MassMutual Global Funding II, 2.30%, 9/28/15 144A	1,250,000	1,304
Metropolitan Life Global Funding I, 3.65%, 6/14/18 144A	1,340,000	1,477
New York Life Global Funding, 2.45%, 7/14/16 144A	1,140,000	1,189
Prudential Financial, Inc., 5.375%, 6/21/20	420,000	486
Prudential Financial, Inc., 5.70%, 12/14/36	145,000	162
Teachers Insurance & Annuity Association-College Retirement Equity Fund, 6.85%, 12/16/39 144A	1,665,000	2,286
UnitedHealth Group, Inc., 4.70%, 2/15/21	595,000	694
WellPoint, Inc., 1.875%, 1/15/18	395,000	398
WellPoint, Inc., 3.30%, 1/15/23	545,000	551

Total		9,595

Machinery (0.3%)
Caterpillar Financial Services Corp., 1.625%, 6/1/17	855,000	872
Deere & Co., 2.60%, 6/8/22	1,200,000	1,232
John Deere Capital Corp., 0.70%, 9/4/15	900,000	902
John Deere Capital Corp., 1.20%, 10/10/17	615,000	618
John Deere Capital Corp., 2.25%, 4/17/19	690,000	719
John Deere Capital Corp., 2.80%, 1/27/23	925,000	955

Total		5,298

Metals/Mining (0.7%)
ArcelorMittal, 5.75%, 3/1/21	500,000	476
Barrick Gold Corp., 2.90%, 5/30/16	625,000	656
Barrick Gold Corp., 3.85%, 4/1/22	1,210,000	1,270

Corporate Bonds (23.2%)	Shares/ $ Par	Value $ (000’s)

Metals/Mining continued
Barrick North America Finance LLC, 6.80%, 9/15/18	375,000	467
Freeport-McMoRan Copper & Gold, Inc., 3.55%, 3/1/22	1,125,000	1,126
Newmont Mining Corp., 3.50%, 3/15/22	1,515,000	1,537
Newmont Mining Corp., 6.25%, 10/1/39	245,000	290
Rio Tinto Finance USA PLC, 1.625%, 8/21/17	1,885,000	1,889
Rio Tinto Finance USA, Ltd., 4.125%, 5/20/21	900,000	995
Rio Tinto Finance USA, Ltd., 9.00%, 5/1/19	225,000	308
Teck Resources, Ltd., 3.00%, 3/1/19	335,000	339
Teck Resources, Ltd., 5.20%, 3/1/42	1,250,000	1,176
Teck Resources, Ltd., 10.75%, 5/15/19	197,000	237

Total		10,766

Natural Gas Distributors (0.1%)
NiSource Finance Corp., 5.80%, 2/1/42	1,530,000	1,809

Total		1,809

Oil and Gas (2.7%)
Anadarko Petroleum Corp., 6.375%, 9/15/17	1,140,000	1,374
Apache Corp., 3.25%, 4/15/22	1,000,000	1,075
Apache Corp., 4.75%, 4/15/43	605,000	691
BP Capital Markets PLC, 1.846%, 5/5/17	1,230,000	1,256
BP Capital Markets PLC, 4.50%, 10/1/20	295,000	342
BP Capital Markets PLC, 4.75%, 3/10/19	1,936,000	2,249
Canadian Natural Resources, Ltd., 5.70%, 5/15/17	595,000	707
Canadian Natural Resources, Ltd., 5.85%, 2/1/35	140,000	169
Canadian Natural Resources, Ltd., 6.45%, 6/30/33	255,000	326
Cenovus Energy, Inc., 4.45%, 9/15/42	1,255,000	1,309
ConocoPhillips, 6.00%, 1/15/20	2,345,000	3,008
Continental Resources, Inc., 5.00%, 9/15/22 144A	1,250,000	1,306
Devon Energy Corp., 1.875%, 5/15/17	595,000	607
Devon Energy Corp., 3.25%, 5/15/22	910,000	947

Corporate Bonds (23.2%)	Shares/ $ Par	Value $ (000’s)

Oil and Gas continued
Encana Corp., 3.90%, 11/15/21	2,325,000	2,457
EnCana Corp., 6.50%, 2/1/38	325,000	394
Ensco PLC, 4.70%, 3/15/21	880,000	994
EOG Resources, Inc., 4.40%, 6/1/20	340,000	392
Hess Corp., 5.60%, 2/15/41	585,000	679
Husky Energy, Inc., 3.95%, 4/15/22	1,355,000	1,451
Husky Energy, Inc., 7.25%, 12/15/19	195,000	251
Marathon Oil Corp., 6.60%, 10/1/37	130,000	173
Nabors Industries, Inc., 6.15%, 2/15/18	960,000	1,127
Newfield Exploration Co., 6.875%, 2/1/20	1,770,000	1,943
Noble Energy, Inc., 4.15%, 12/15/21	305,000	329
Noble Energy, Inc., 6.00%, 3/1/41	425,000	515
Noble Holding International, Ltd., 5.25%, 3/15/42	1,830,000	1,966
Occidental Petroleum Corp., 3.125%, 2/15/22	1,000,000	1,075
Occidental Petroleum Corp., 4.125%, 6/1/16	385,000	429
Pemex Project Funding Master Trust, 6.625%, 6/15/35	200,000	251
Petro-Canada, 6.05%, 5/15/18	480,000	587
Petrohawk Energy Corp., 6.25%, 6/1/19	1,260,000	1,419
QEP Resources, Inc., 5.375%, 10/1/22	600,000	621
Shell International Finance BV, 1.125%, 8/21/17	1,255,000	1,259
Shell International Finance BV, 4.30%, 9/22/19	2,303,000	2,691
Southwestern Energy Co., 4.10%, 3/15/22 144A	755,000	801
Suncor Energy, Inc., 6.85%, 6/1/39	210,000	290
Talisman Energy, Inc., 3.75%, 2/1/21	1,055,000	1,101
Total Capital International SA, 1.50%, 2/17/17	480,000	489
Total Capital SA, 4.45%, 6/24/20	1,440,000	1,672
Transocean, Inc., 6.375%, 12/15/21	960,000	1,149
Weatherford International, Ltd., 5.95%, 4/15/42	1,810,000	1,904

Total		43,775

Other Finance (0.5%)
American Express Co., 6.15%, 8/28/17	875,000	1,064

Select Bond Portfolio

	Corporate Bonds (23.2%)	Shares/ $ Par	Value $ (000’s)

	Other Finance continued
	American Express Credit Corp., 5.125%, 8/25/14	760,000	822
	Berkshire Hathaway Finance Corp., 3.00%, 5/15/22	1,250,000	1,296
	CVS Pass-Through Trust, 6.036%, 12/10/28	819,367	952
	The NASDAQ OMX Group, Inc., 5.55%, 1/15/20	435,000	468
	Prudential Covered Trust 2012-1, 2.997%, 9/30/15 144A	2,070,000	2,151
	SLM Corp., 6.00%, 1/25/17	770,000	838
	SLM Corp., 7.25%, 1/25/22	215,000	241
	SLM Corp., 8.00%, 3/25/20	570,000	658

	Total		8,490

	Other Holdings (0.3%)
(f)	Federative Republic of Brazil, 8.50%, 1/5/24	3,145,000	1,825
(f)	Morgan Stanley, 5.40%, 5/15/15 144A	5,955,176	3,158

	Total		4,983

	Other Services (0.3%)
	American Tower Corp., 4.625%, 4/1/15	295,000	318
	American Tower Corp., 7.00%, 10/15/17	300,000	357
	Republic Services, Inc., 3.80%, 5/15/18	1,490,000	1,657
	Republic Services, Inc., 5.25%, 11/15/21	515,000	609
	Waste Management, Inc., 2.90%, 9/15/22	740,000	739
	Waste Management, Inc., 4.60%, 3/1/21	655,000	746

	Total		4,426

	Paper and Forest Products (0.1%)
	Georgia-Pacific LLC, 5.40%, 11/1/20 144A	1,430,000	1,676
	Georgia-Pacific LLC, 7.75%, 11/15/29	90,000	119

	Total		1,795

	Property and Casualty Insurance (0.1%)
	The Hartford Financial Services Group, Inc., 6.625%, 4/15/42	1,500,000	1,814

	Total		1,814

	Railroads (0.5%)
	Burlington Northern Santa Fe LLC, 3.05%, 3/15/22	1,950,000	2,015
	Burlington Northern Santa Fe LLC, 3.05%, 9/1/22	685,000	709
	Burlington Northern Santa Fe LLC, 3.60%, 9/1/20	585,000	635

Corporate Bonds (23.2%)	Shares/ $ Par	Value $ (000’s)

Railroads continued
Canadian National Railway Co., 5.85%, 11/15/17	120,000	145
CSX Corp., 3.70%, 10/30/20	115,000	124
CSX Corp., 4.25%, 6/1/21	315,000	354
CSX Corp., 5.60%, 5/1/17	725,000	853
Norfolk Southern Corp., 2.903%, 2/15/23 144A	1,099,000	1,115
Union Pacific Corp., 4.30%, 6/15/42	1,255,000	1,338

Total		7,288

Real Estate Investment Trusts (1.1%)
AvalonBay Communities, Inc., 2.95%, 9/15/22	365,000	364
AvalonBay Communities, Inc., 3.95%, 1/15/21	970,000	1,057
Boston Properties LP, 3.85%, 2/1/23	990,000	1,043
BRE Properties, Inc., 5.20%, 3/15/21	810,000	920
BRE Properties, Inc., 5.50%, 3/15/17	360,000	407
Colonial Realty LP, 6.05%, 9/1/16	255,000	281
DDR Corp., 4.75%, 4/15/18	2,050,000	2,274
Duke Realty LP, 6.50%, 1/15/18	1,000,000	1,161
ERP Operating LP, 4.625%, 12/15/21	1,210,000	1,394
Essex Portfolio LP, 3.625%, 8/15/22 144A	1,885,000	1,899
HCP, Inc., 3.75%, 2/1/16	520,000	552
HCP, Inc., 3.75%, 2/1/19	335,000	351
HCP, Inc., 6.00%, 1/30/17	290,000	334
HCP, Inc., 6.70%, 1/30/18	170,000	204
Health Care REIT, Inc., 3.625%, 3/15/16	440,000	464
Health Care REIT, Inc., 4.125%, 4/1/19	1,505,000	1,602
Ventas Realty LP/Ventas Capital Corp., 4.25%, 3/1/22	420,000	447
Ventas Realty LP/Ventas Capital Corp., 4.75%, 6/1/21	2,010,000	2,209
Vornado Realty LP, 5.00%, 1/15/22	1,210,000	1,339
WEA Finance LLC, 7.125%, 4/15/18 144A	305,000	373

Total		18,675

Restaurants (0.3%)
Darden Restaurants, Inc., 4.50%, 10/15/21	950,000	1,020
Darden Restaurants, Inc., 6.20%, 10/15/17	540,000	629
McDonald’s Corp., 2.625%, 1/15/22	1,000,000	1,052
Yum! Brands, Inc., 3.75%, 11/1/21	630,000	678

Corporate Bonds (23.2%)	Shares/ $ Par	Value $ (000’s)

Restaurants continued
Yum! Brands, Inc., 3.875%, 11/1/20	560,000	611

Total		3,990

Retail Food and Drug (0.4%)
CVS Caremark Corp., 6.25%, 6/1/27	1,475,000	1,934
Delhaize Group SA, 4.125%, 4/10/19	1,310,000	1,265
Delhaize Group SA, 5.70%, 10/1/40	570,000	507
The Kroger Co., 7.50%, 4/1/31	735,000	964
Safeway, Inc., 6.35%, 8/15/17	1,770,000	1,994

Total		6,664

Retail Stores (0.8%)
The Home Depot, Inc., 4.40%, 4/1/21	250,000	296
The Home Depot, Inc., 5.40%, 3/1/16	250,000	289
The Home Depot, Inc., 5.875%, 12/16/36	585,000	771
Limited Brands, Inc., 5.625%, 2/15/22	1,200,000	1,293
Lowe’s Cos., Inc., 3.80%, 11/15/21	200,000	221
Macy’s Retail Holdings, Inc., 5.90%, 12/1/16	1,640,000	1,915
Macy’s Retail Holdings, Inc., 7.875%, 7/15/15	1,160,000	1,362
Nordstrom, Inc., 6.25%, 1/15/18	330,000	401
Nordstrom, Inc., 7.00%, 1/15/38	225,000	328
Target Corp., 2.90%, 1/15/22	1,000,000	1,060
Target Corp., 6.50%, 10/15/37	405,000	569
Walgreen Co., 1.80%, 9/15/17	385,000	389
Walgreen Co., 3.10%, 9/15/22	415,000	421
Wal-Mart Stores, Inc., 2.80%, 4/15/16	450,000	483
Wal-Mart Stores, Inc., 3.25%, 10/25/20	735,000	808
Wal-Mart Stores, Inc., 3.625%, 7/8/20	390,000	438
Wal-Mart Stores, Inc., 4.875%, 7/8/40	625,000	748
Wal-Mart Stores, Inc., 5.625%, 4/15/41	1,480,000	1,974

Total		13,766

Telecommunications (0.9%)
America Movil SAB de CV, 2.375%, 9/8/16	705,000	734
America Movil SAB de CV, 5.00%, 3/30/20	1,525,000	1,786
AT&T, Inc., 2.95%, 5/15/16	1,310,000	1,408

Select Bond Portfolio

Corporate Bonds (23.2%)	Shares/ $ Par	Value $ (000’s)

Telecommunications continued
AT&T, Inc., 3.00%, 2/15/22	1,000,000	1,057
AT&T, Inc., 5.55%, 8/15/41	2,260,000	2,813
CenturyLink, Inc., 5.15%, 6/15/17	665,000	725
Qwest Corp., 6.50%, 6/1/17	920,000	1,081
Telefonica Emisiones SAU, 3.729%, 4/27/15	855,000	851
TW Telecom Holdings, Inc., 5.375%, 10/1/22 144A	250,000	255
Verizon Communications, Inc., 3.50%, 11/1/21	1,000,000	1,103
Verizon Communications, Inc., 5.85%, 9/15/35	1,105,000	1,397
Verizon Communications, Inc., 6.25%, 4/1/37	425,000	560
Verizon Communications, Inc., 6.35%, 4/1/19	1,180,000	1,513
Vodafone Group PLC, 5.375%, 1/30/15	40,000	44

Total		15,327

Vehicle Parts (0.0%)
Johnson Controls, Inc., 5.25%, 12/1/41	600,000	673

Total		673

Total Corporate Bonds
(Cost: $349,889)		380,598

Governments (34.9%)

Governments (34.9%)
Canada Government International Bond, 0.875%, 2/14/17	7,500,000	7,587
Israel Government AID Bond, 5.50%, 4/26/24	1,910,000	2,535
Overseas Private Investment Corp., 4.10%, 11/15/14	723,120	750
US Department of Housing & Urban Development, 6.08%, 8/1/13	460,000	461
US Department of Housing & Urban Development, 6.17%, 8/1/14	490,000	491
US Treasury, 0.125%, 7/31/14	92,465,000	92,274
US Treasury, 0.25%, 3/31/14	14,110,000	14,114
US Treasury, 0.25%, 4/30/14	61,640,000	61,657
US Treasury, 0.25%, 5/31/14	25,290,000	25,298
US Treasury, 0.25%, 6/30/14	14,785,000	14,788

	Governments (34.9%)	Shares/ $ Par	Value $ (000’s)

	Governments continued
	US Treasury, 0.25%, 8/31/14	18,540,000	18,544
(g)	US Treasury, 0.50%, 7/31/17	110,613,000	110,069
	US Treasury, 0.625%, 5/31/17	28,630,000	28,702
	US Treasury, 0.75%, 6/30/17	29,455,000	29,678
	US Treasury, 0.875%, 7/31/19	1,180,000	1,169
	US Treasury, 1.00%, 8/31/19	310,000	309
(g)	US Treasury, 1.625%, 8/15/22	9,830,000	9,819
	US Treasury, 1.75%, 5/15/22	25,590,000	25,950
(g)	US Treasury, 2.75%, 8/15/42	14,075,000	13,842
	US Treasury, 3.00%, 5/15/42	22,735,000	23,573
	US Treasury, 4.50%, 2/15/36	23,010,000	30,697
	US Treasury, 5.375%, 2/15/31	42,000,000	60,749

	Total Governments
	(Cost: $570,634)		573,056

	Municipal Bonds (1.9%)

	Municipal Bonds (1.9%)
	American Municipal Power, Inc., Series 2010, 5.939%, 2/15/47 RB	1,930,000	2,253
	Bay Area Toll Authority San Francisco Bay Area Toll Bridge, Series 2009-F, 6.263%, 4/1/49 RB	100,000	141
	Board of Regents of the University of Texas System, Series 2010C, 4.794%, 8/15/46 RB	1,525,000	1,806
	Board of Regents of the University of Texas System, Series 2009B, 6.276%, 8/15/41 RB	500,000	592
	The City of New York, Series C-1, 5.517%, 10/1/37 GO	870,000	1,078
	Connecticut Housing Finance Authority, Series D-2, 5.00%, 11/15/26 RB, GO OF AUTH	1,095,000	1,192
	Dallas Area Rapid Transit, Series 2010B, 5.022%, 12/1/48 RB	1,740,000	2,155
	Dallas Independent School District, Series 2010C, 6.45%, 2/15/35 GO, PSF	1,755,000	2,184

Municipal Bonds (1.9%)	Shares/ $ Par	Value $ (000’s)

Municipal Bonds continued
Dormitory Authority of the State of New York, Series 2010H, 5.389%, 3/15/40 RB	290,000	353
Energy Northwest, , 2.197%, 7/1/19 RB	1,685,000	1,712
The Illinois State Toll Highway Authority, Series A, 6.184%, 1/1/34 RB	280,000	355
Los Angeles Unified School District, Series RY, 6.758%, 7/1/34 GO	875,000	1,151
Metropolitan Transportation Authority, Series 2010C-1, 6.687%, 11/15/40 RB	285,000	381
Metropolitan Transportation Authority, Series 2009C, 7.336%, 11/15/39 RB	550,000	825
Montana Facility Finance Authority, Series 2010A, 4.75%, 5/20/37 RB, GNMA, FHA	3,970,000	4,188
New Jersey Turnpike Authority, Series 2009F, 7.414%, 1/1/40 RB	775,000	1,144
New York City Municipal Water Finance Authority, Series AA, 5.44%, 6/15/43 RB	640,000	816
New York City Municipal Water Finance Authority, Series AA-1, 5.75%, 6/15/41 RB	170,000	224
Port Authority New York & New Jersey, Series 168, 4.926%, 10/1/51 RB	1,510,000	1,701
State of California, Series 2010, 5.70%, 11/1/21 GO	1,140,000	1,294
State of California, Series 2009, 7.55%, 4/1/39 GO	950,000	1,289
State of California, Series 2010, 7.60%, 11/1/40 GO	555,000	761
State of Illinois, Series 2011, 4.961%, 3/1/16 GO	1,970,000	2,147
Texas Transportation Commission, Series 2010A, 4.681%, 4/1/40 GO	522,000	608
University of California Regents Medical Center, Series H, 6.548%, 5/15/48 RB	1,230,000	1,616

Total Municipal Bonds
(Cost: $27,188)		31,966

Select Bond Portfolio

Structured Products (39.0%)	Shares/ $ Par	Value $ (000’s)

Structured Products (39.0%)
Ally Auto Receivables Trust, Series 2010-3, Class A4, 1.55%, 8/17/15	3,665,000	3,714
Ally Auto Receivables Trust, Series 2009-B, Class C, 4.06%, 5/16/16 144A	4,810,000	4,957
Asset Securitization Corp., Series 1997-D5, Class PS1, 1.35%, 2/14/43 IO	4,320,249	126
Banc of America Funding Corp., Series 2007-1, Class TA1A, 0.277%, 1/25/37	599,220	314
Banc of America Funding Corp., Series 2007-4, Class TA1A, 0.306%, 5/25/37	764,221	473
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PWR18, Class A2, 5.613%, 6/11/50	1,830,988	1,879
Caisse Centrale Desjardins du Quebec, 2.55%, 3/24/16 144A	6,550,000	6,965
Chase Issuance Trust, Series 2012-A5, Class A5, 0.59%, 8/15/17	3,500,000	3,509
Citigroup Commercial Mortgage Trust, Series 2010-RR3, Class MLSR, 5.81%, 6/14/50 144A	8,150,000	9,244
Citigroup Mortgage Loan Trust, Inc., Series 2005-1, Class 3A1, 6.50%, 4/25/35	293,510	297
CNH Equipment Trust, Series 2012-A, Class A3, 0.94%, 5/15/17	1,400,000	1,412
CNH Equipment Trust, Series 2012-A, Class A4, 1.38%, 2/15/18	2,335,000	2,382
Credit Suisse AG/Guernsey, 1.625%, 3/6/15 144A	2,820,000	2,869
Credit Suisse Mortgage Capital Certificates, Series 2009-RR1, Class A3A, 5.383%, 2/15/40 144A	1,490,000	1,655
Discover Card Master Trust, Series 2012-A1, Class A1, 0.81%, 8/15/17	8,060,000	8,123
DLJ Commercial Mortgage Corp., Series 1998-CF1, Class S, 1.276%, 2/15/31 IO	7,372,116	167

Structured Products (39.0%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
DLJ Mortgage Acceptance Corp., Series 1997-CF2, Class S, 0.465%, 10/15/30 IO 144A	5,059,337	64
FDIC Structured Sale Guaranteed Notes, Series 2010-S2, Class 2A, 2.57%, 7/29/47 144A	6,666,704	6,683
Federal Home Loan Mortgage Corp., Series K009, Class X1, 1.675%, 8/25/20 IO	26,662,609	2,253
Federal Home Loan Mortgage Corp., 3.00%, 12/1/26	2,466,448	2,608
Federal Home Loan Mortgage Corp., 3.00%, 1/1/27	3,877,390	4,100
Federal Home Loan Mortgage Corp., 3.00%, 5/1/27	486,901	515
Federal Home Loan Mortgage Corp., 3.50%, 4/1/26	3,644,947	3,860
Federal Home Loan Mortgage Corp., 3.50%, 6/1/26	607,565	643
Federal Home Loan Mortgage Corp., 3.50%, 7/1/26	2,572,226	2,724
Federal Home Loan Mortgage Corp., 3.50%, 1/1/41	1,327,398	1,434
Federal Home Loan Mortgage Corp., 3.50%, 12/1/41	2,056,882	2,207
Federal Home Loan Mortgage Corp., 3.50%, 6/1/42	5,736,097	6,162
Federal Home Loan Mortgage Corp., 3.50%, 7/1/42	1,453,119	1,561
Federal Home Loan Mortgage Corp., Series K009, Class A2, 3.808%, 8/25/20	5,540,000	6,318
Federal Home Loan Mortgage Corp., 4.00%, 10/1/20	410,115	438
Federal Home Loan Mortgage Corp., 4.00%, 2/1/25	502,450	535
Federal Home Loan Mortgage Corp., 4.00%, 6/1/25	565,583	602
Federal Home Loan Mortgage Corp., 4.00%, 8/1/25	6,702,619	7,134
Federal Home Loan Mortgage Corp., 4.00%, 9/1/25	389,001	414

Structured Products (39.0%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Federal Home Loan Mortgage Corp., 4.00%, 5/1/26	2,574,175	2,764
Federal Home Loan Mortgage Corp., 4.00%, 12/1/40	7,167,444	7,862
Federal Home Loan Mortgage Corp., 4.00%, 1/1/41	6,217,477	6,691
Federal Home Loan Mortgage Corp., 4.00%, 2/1/41	21,033,326	22,636
Federal Home Loan Mortgage Corp., 4.00%, 4/1/41	10,785,344	11,613
Federal Home Loan Mortgage Corp., 4.00%, 8/1/41	4,246,788	4,573
Federal Home Loan Mortgage Corp., 4.00%, 9/1/41	1,808,665	1,946
Federal Home Loan Mortgage Corp., 4.00%, 10/1/41	2,014,356	2,169
Federal Home Loan Mortgage Corp., 4.00%, 1/1/42	9,772,337	10,522
Federal Home Loan Mortgage Corp., Series K010, Class A2, 4.333%, 10/25/20	5,025,000	5,909
Federal Home Loan Mortgage Corp., 4.50%, 5/1/19	570,969	625
Federal Home Loan Mortgage Corp., 4.50%, 7/1/20	1,248,933	1,344
Federal Home Loan Mortgage Corp., Series 3065, Class TN, 4.50%, 10/15/33	343,552	353
Federal Home Loan Mortgage Corp., Series 3248, Class LN, 4.50%, 7/15/35	741,509	773
Federal Home Loan Mortgage Corp., 4.50%, 9/1/39	79,577	86
Federal Home Loan Mortgage Corp., 4.50%, 12/1/39	170,435	183
Federal Home Loan Mortgage Corp., 4.50%, 3/1/40	7,564,863	8,159
Federal Home Loan Mortgage Corp., 4.50%, 4/1/40	5,130,249	5,533
Federal Home Loan Mortgage Corp., 4.50%, 9/1/40	1,628,862	1,790
Federal Home Loan Mortgage Corp., 4.50%, 10/1/40	6,965,783	7,513

Select Bond Portfolio

Structured Products (39.0%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Federal Home Loan Mortgage Corp., 4.50%, 1/1/41	2,475,400	2,713
Federal Home Loan Mortgage Corp., 4.50%, 2/1/41	93,105	101
Federal Home Loan Mortgage Corp., 4.50%, 3/1/41	8,186,784	8,858
Federal Home Loan Mortgage Corp., 4.50%, 4/1/41	6,190,645	6,698
Federal Home Loan Mortgage Corp., 4.50%, 5/1/41	566,057	611
Federal Home Loan Mortgage Corp., 4.50%, 6/1/41	4,199,109	4,529
Federal Home Loan Mortgage Corp., 4.50%, 7/1/41	15,903,760	17,207
Federal Home Loan Mortgage Corp., 4.50%, 8/1/41	125,435	136
Federal Home Loan Mortgage Corp., 5.00%, 10/1/19	917,673	993
Federal Home Loan Mortgage Corp., 5.00%, 2/1/20	194,674	213
Federal Home Loan Mortgage Corp., 5.00%, 5/1/20	703,649	772
Federal Home Loan Mortgage Corp., 5.00%, 10/1/20	455,474	493
Federal Home Loan Mortgage Corp., 5.00%, 4/1/22	175,610	190
Federal Home Loan Mortgage Corp., 5.00%, 9/1/35	2,652,570	2,935
Federal Home Loan Mortgage Corp., 5.00%, 11/1/35	991,610	1,097
Federal Home Loan Mortgage Corp., 5.00%, 12/1/35	9,026,745	9,967
Federal Home Loan Mortgage Corp., 5.00%, 11/1/38	13,383,083	14,511
Federal Home Loan Mortgage Corp., 5.00%, 1/1/39	6,029,919	6,538
Federal Home Loan Mortgage Corp., 5.00%, 2/1/39	810,558	879
Federal Home Loan Mortgage Corp., 5.00%, 9/1/39	266,676	289
Federal Home Loan Mortgage Corp., 5.00%, 11/1/39	124,219	137

Structured Products (39.0%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Federal Home Loan Mortgage Corp., 5.00%, 12/1/39	1,209,191	1,338
Federal Home Loan Mortgage Corp., 5.00%, 3/1/40	5,510,277	5,974
Federal Home Loan Mortgage Corp., 5.00%, 4/1/40	2,562,881	2,801
Federal Home Loan Mortgage Corp., 5.00%, 2/1/41	149,599	164
Federal Home Loan Mortgage Corp., 5.00%, 4/1/41	213,861	234
Federal Home Loan Mortgage Corp., 5.00%, 5/1/41	680,561	748
Federal Home Loan Mortgage Corp., 5.00%, 3/1/38	4,407,817	4,789
Federal Home Loan Mortgage Corp., 5.50%, 9/1/19	247,665	271
Federal Home Loan Mortgage Corp., 5.50%, 11/1/19	798,185	872
Federal Home Loan Mortgage Corp., 5.50%, 12/1/19	156,485	171
Federal Home Loan Mortgage Corp., 5.50%, 3/1/20	1,164,018	1,273
Federal Home Loan Mortgage Corp., 5.50%, 3/1/22	205,280	223
Federal Home Loan Mortgage Corp., 5.50%, 4/1/22	756,952	823
Federal Home Loan Mortgage Corp., 5.50%, 6/1/35	786,736	862
Federal Home Loan Mortgage Corp., 5.50%, 5/1/37	2,452,382	2,706
Federal Home Loan Mortgage Corp., 5.50%, 6/1/37	2,488,759	2,746
Federal Home Loan Mortgage Corp., 5.50%, 4/1/38	505,053	551
Federal Home Loan Mortgage Corp., Series K001, Class A2, 5.651%, 4/25/16	2,754,814	3,089
Federal Home Loan Mortgage Corp., Series 2840, Class LK, 6.00%, 11/15/17	210,290	213
Federal Home Loan Mortgage Corp., Series 2439, Class LH, 6.00%, 4/15/32	1,005,485	1,127

Structured Products (39.0%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Federal Home Loan Mortgage Corp., 6.00%, 4/1/37	271,912	299
Federal Home Loan Mortgage Corp., 6.00%, 5/1/37	24,550	27
Federal Home Loan Mortgage Corp., 6.00%, 7/1/37	108,723	120
Federal Home Loan Mortgage Corp., 6.00%, 8/1/37	628,856	691
Federal Home Loan Mortgage Corp., 6.00%, 11/1/37	962,444	1,058
Federal Home Loan Mortgage Corp., 6.00%, 1/1/38	2,331,410	2,562
Federal Home Loan Mortgage Corp., 6.00%, 2/1/38	505,741	556
Federal Home Loan Mortgage Corp., 6.00%, 3/1/38	404,742	445
Federal Home Loan Mortgage Corp., 6.00%, 11/1/39	5,415,089	5,971
Federal Home Loan Mortgage Corp. TBA, 3.00%, 11/1/27	3,845,000	4,052
Federal Home Loan Mortgage Corp. TBA, 3.50%, 11/1/42	1,640,000	1,754
Federal National Mortgage Association, 2.50%, 8/1/27	2,985,205	3,141
Federal National Mortgage Association, 3.00%, 10/1/26	140,567	149
Federal National Mortgage Association, 3.00%, 3/1/27	2,075,204	2,205
Federal National Mortgage Association, 3.00%, 4/1/27	1,376,739	1,463
Federal National Mortgage Association, 3.00%, 6/1/27	3,233,325	3,435
Federal National Mortgage Association, 3.00%, 10/1/42	3,000,000	3,174
Federal National Mortgage Association, 3.50%, 1/1/26	669,385	713
Federal National Mortgage Association, 3.50%, 4/1/26	2,160,096	2,301
Federal National Mortgage Association, 3.50%, 9/1/26	2,814,103	2,997
Federal National Mortgage Association, 3.50%, 11/1/41	1,274,393	1,368

Select Bond Portfolio

Structured Products (39.0%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Federal National Mortgage Association, 3.50%, 12/1/41	1,305,359	1,401
Federal National Mortgage Association, 3.50%, 2/1/42	6,765,621	7,263
Federal National Mortgage Association, 3.50%, 6/1/42	7,577,923	8,136
Federal National Mortgage Association, 3.73%, 4/1/18	7,343,979	8,165
Federal National Mortgage Association, 4.00%, 6/1/19	261,914	281
Federal National Mortgage Association, 4.00%, 4/1/26	1,236,522	1,337
Federal National Mortgage Association, 4.00%, 5/1/26	1,805,060	1,932
Federal National Mortgage Association, 4.00%, 10/1/41	3,940,354	4,252
Federal National Mortgage Association, 4.00%, 1/1/42	2,013,099	2,172
Federal National Mortgage Association, 4.50%, 6/1/19	2,295,536	2,537
Federal National Mortgage Association, 4.50%, 8/1/19	263,210	285
Federal National Mortgage Association, 4.50%, 12/1/19	191,253	211
Federal National Mortgage Association, 4.50%, 7/1/20	598,317	655
Federal National Mortgage Association, 4.50%, 9/1/20	1,180,064	1,276
Federal National Mortgage Association, 4.50%, 9/1/24	1,555,358	1,679
Federal National Mortgage Association, 4.50%, 11/1/40	2,980,319	3,316
Federal National Mortgage Association, 4.50%, 1/1/41	2,434,048	2,683
Federal National Mortgage Association, 4.50%, 2/1/41	11,895,272	12,932
Federal National Mortgage Association, 4.50%, 3/1/41	424,276	464
Federal National Mortgage Association, 4.50%, 4/1/41	405,399	441
Federal National Mortgage Association, 4.50%, 5/1/41	17,837,708	19,402

Structured Products (39.0%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Federal National Mortgage Association, 5.00%, 3/1/20	781,902	864
Federal National Mortgage Association, 5.00%, 5/1/20	2,301,975	2,525
Federal National Mortgage Association, 5.00%, 3/1/34	285,846	323
Federal National Mortgage Association, 5.00%, 4/1/35	987,549	1,125
Federal National Mortgage Association, 5.00%, 7/1/35	1,737,001	1,979
Federal National Mortgage Association, 5.00%, 10/1/35	1,300,168	1,482
Federal National Mortgage Association, 5.00%, 2/1/38	426,161	465
Federal National Mortgage Association, 5.00%, 4/1/38	950,817	1,037
Federal National Mortgage Association, 5.00%, 4/1/41	9,003,157	9,868
Federal National Mortgage Association, 5.32%, 4/1/14	1,576,113	1,644
Federal National Mortgage Association, Series 2006-M1, Class C, 5.355%, 2/25/16	3,565,667	3,650
Federal National Mortgage Association, 5.50%, 4/1/21	526,847	576
Federal National Mortgage Association, 5.50%, 9/1/34	412,947	460
Federal National Mortgage Association, 5.50%, 3/1/35	2,175,644	2,463
Federal National Mortgage Association, 5.50%, 7/1/35	507,314	566
Federal National Mortgage Association, 5.50%, 8/1/35	683,976	764
Federal National Mortgage Association, 5.50%, 9/1/35	7,350,068	8,204
Federal National Mortgage Association, 5.50%, 10/1/35	1,717,829	1,918
Federal National Mortgage Association, 5.50%, 11/1/35	6,218,084	6,942
Federal National Mortgage Association, 5.50%, 1/1/36	3,754,920	4,192
Federal National Mortgage Association, 5.50%, 2/1/37	2,276,457	2,541

Structured Products (39.0%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Federal National Mortgage Association, 5.50%, 3/1/37	643,126	718
Federal National Mortgage Association, 5.50%, 5/1/37	925,860	1,034
Federal National Mortgage Association, 5.50%, 6/1/37	187,489	209
Federal National Mortgage Association, 5.50%, 2/1/38	3,651,858	4,077
Federal National Mortgage Association, 5.50%, 3/1/38	365,555	408
Federal National Mortgage Association, 5.50%, 4/1/38	5,046,473	5,633
Federal National Mortgage Association, 5.50%, 5/1/38	7,105,038	7,929
Federal National Mortgage Association, 5.50%, 6/1/38	2,216,820	2,475
Federal National Mortgage Association, 6.00%, 5/1/35	91,549	104
Federal National Mortgage Association, 6.00%, 6/1/35	23,933	27
Federal National Mortgage Association, 6.00%, 7/1/35	1,938,304	2,159
Federal National Mortgage Association, 6.00%, 10/1/35	490,786	547
Federal National Mortgage Association, 6.00%, 11/1/35	1,466,485	1,648
Federal National Mortgage Association, 6.00%, 6/1/36	1,573,415	1,769
Federal National Mortgage Association, 6.00%, 9/1/36	742,404	833
Federal National Mortgage Association, 6.00%, 1/1/37	5,677	6
Federal National Mortgage Association, 6.00%, 6/1/37	10,361	12
Federal National Mortgage Association, 6.00%, 10/1/37	4,439	5
Federal National Mortgage Association, 6.00%, 11/1/37	6,284,654	7,009
Federal National Mortgage Association, 6.00%, 6/1/38	2,395,551	2,646
Federal National Mortgage Association, Series 2002-W4, Class A4, 6.25%, 5/25/42	2,848,668	3,268

Select Bond Portfolio

Structured Products (39.0%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Federal National Mortgage Association, 6.50%, 10/1/36	527,660	601
Federal National Mortgage Association, 6.50%, 7/1/37	5,561,805	6,334
Federal National Mortgage Association, 6.50%, 9/1/37	2,471,279	2,794
Federal National Mortgage Association, 6.75%, 4/25/18	230,379	241
Federal National Mortgage Association TBA, 2.50%, 10/1/27	4,720,000	4,960
Federal National Mortgage Association TBA, 3.50%, 12/1/42	6,640,000	7,089
Federal National Mortgage Association TBA, 3.50%, 11/1/42	12,220,000	13,074
Ford Credit Auto Owner Trust, Series 2012-A, Class A4, 1.15%, 6/15/17	3,090,000	3,146
Ford Credit Auto Owner Trust, Series 2009-E, Class D, 5.53%, 5/15/16 144A	7,217,732	7,631
Ford Credit Auto Owner Trust, Series 2009-D, Class D, 8.14%, 2/15/16 144A	5,500,000	5,907
GE Capital Credit Card Master Note Trust, Series 2012-1, Class B, 1.62%, 1/15/18	7,000,000	7,066
Golden Credit Card Trust, Series 2012-2A, Class A1, 1.77%, 1/15/19 144A	11,205,000	11,546
Goldman Sachs Mortgage Securities Corp. II, Series 2009-RR, Class CSA, 5.286%, 12/17/39 144A	600,000	683
Goldman Sachs Mortgage Securities Corp. II, Series 2009-RR1, Class GGA, 6.039%, 7/12/38 144A	600,000	694
Government National Mortgage Association, 5.50%, 10/15/31	14,305	16
Government National Mortgage Association, 5.50%, 11/15/31	6,169	7
Government National Mortgage Association, 5.50%, 12/15/31	72,580	82
Government National Mortgage Association, 5.50%, 1/15/32	179,632	201
Government National Mortgage Association, 5.50%, 2/15/32	55,677	62

Structured Products (39.0%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Government National Mortgage Association, 5.50%, 3/15/32	79,643	89
Government National Mortgage Association, 5.50%, 7/15/32	6,515	7
Government National Mortgage Association, 5.50%, 9/15/32	1,185,534	1,329
Honda Auto Receivables Owner Trust, Series 2012-2, Class A4, 0.91%, 5/15/18	670,000	678
Honda Auto Receivables Owner Trust, Series 2012-1, Class A4, 0.97%, 4/16/18	805,000	815
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-CB18, Class A4, 5.44%, 6/12/47	2,000,000	2,304
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-C1, Class ASB, 5.857%, 2/15/51	4,699,953	5,120
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A4, 6.061%, 4/15/45	3,400,000	3,921
Louisiana Public Facilities Authority, Series 2008, Class A3, 6.55%, 8/1/20	2,400,000	2,992
MASTR Asset Securitization Trust, Series 2004-9, Class 6A1, 5.00%, 9/25/19	333,326	345
MASTR Asset Securitization Trust, Series 2003-10, Class 1A1, 5.25%, 11/25/23	573,316	600
MASTR Asset Securitization Trust, Series 2003-12, Class 1A1, 5.25%, 12/25/24	306,682	323
Merrill Lynch Alternative Note Asset Trust, Series 2007-A1, Class A2A, 0.287%, 1/25/37	1,445,542	548
Mid-State Trust, Series 6, Class A3, 7.54%, 7/1/35	254,152	258
Nissan Auto Lease Trust, Series 2012-A, Class A3, 0.98%, 5/15/15	2,145,000	2,168
Oncor Electric Delivery Transition Bond Co., Series 2004-1, Class A3, 5.29%, 5/15/18	3,685,000	4,062
Residential Funding Mortgage Securities I, Series 2003-S18, Class A1, 4.50%, 10/25/18	181,143	186

	Structured Products (39.0%)	Shares/ $ Par	Value $ (000’s)

	Structured Products continued
	Sequoia Mortgage Trust, Series 2011-2, Class A1, 3.90%, 9/25/41	3,487,694	3,662
	TBW Mortgage Backed Pass Through Certificates, Series 2007-1, Class A1, 0.306%, 3/25/37	62,891	62
	UBS-Barclays Commercial Mortgage Trust, Series 2012-C3, Class A4, 3.091%, 8/10/49	4,725,000	4,917
	Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class AM, 5.466%, 1/15/45	3,330,000	3,660
	Washington Mutual Alternative Mortgage Pass-Through Certficates, Series 2006-6, Class 4A, 6.866%, 11/25/34	558,342	514
	Wells Fargo Mortgage Backed Securities Trust, Series 2004-EE, Class 2A2, 2.612%, 12/25/34	958,697	986
	Wells Fargo Mortgage Backed Securities Trust, Series 2003-12, Class A1, 4.75%, 11/25/18	58,904	61
	Wells Fargo Mortgage Backed Securities Trust, Series 2005-1, Class 2A1, 5.00%, 1/25/20	283,363	298

	Total Structured Products
	(Cost: $606,658)		639,671

	Short-Term Investments (7.4%)

	Autos (0.5%)
(b)	American Honda Finance Corp., 0.809%, 11/7/12 144A	8,000,000	8,003

	Total		8,003

	Commercial Banks Non-US (1.3%)
(b)	Bank of Nova Scotia, 0.661%, 10/5/12	4,000,000	4,000
(b)	Barclays US Funding LLC, 0.05%, 10/1/12	6,100,000	6,100
(b)	Toronto-Dominion Holdings USA, Inc., 0.16%, 10/11/12	10,000,000	9,999

	Total		20,099

	Commercial Banks US (0.3%)
(b)	Bank of America NA, 0.20%, 10/29/12	5,000,000	5,000

	Total		5,000

Select Bond Portfolio

	Short-Term Investments (7.4%)	Shares/ $ Par	Value $ (000’s)

	Conglomerate/Diversified Manufacturing (0.6%)
(b)	General Electric Co., 0.05%, 10/9/12	10,000,000	10,000

	Total		10,000

	Consumer Products / Retailing (0.6%)
(b)	Wal-Mart Stores, Inc., 0.09%, 10/25/12	10,000,000	9,999

	Total		9,999

	Federal Government & Agencies (0.3%)
(b)	Federal Home Loan Bank, 0.12%, 11/16/12	5,000,000	4,999

	Total		4,999

	Finance Services (2.1%)
(b)	Alpine Securitization Corp., 0.18%, 10/4/12	10,000,000	10,000
(b)	Alpine Securitization Corp., 0.19%, 10/23/12	10,000,000	9,999
(b)	Govco LLC, 0.30%, 11/2/12	10,000,000	9,997
(b)	Govco LLC, 0.32%, 11/5/12	5,000,000	4,998

	Total		34,994

	Food Processors (0.6%)
(b)	General Mills, Inc., 0.25%, 10/1/12	10,000,000	10,000

	Total		10,000

	Personal Credit Institutions (0.6%)
	Chariot Funding LLC, 0.16%, 10/26/12	10,000,000	9,999

	Total		9,999

	Restaurants (0.5%)
(b)	Darden Restaurants, Inc., 0.29%, 10/1/12	7,800,000	7,800

	Total		7,800

	Total Short-Term Investments
	(Cost: $120,890)		120,893

	Total Investments (106.4%)
	(Cost: $1,675,259)(a)		1,746,184

	Other Assets, Less
	Liabilities (-6.4%)		(104,283)

	Net Assets (100.0%)		1,641,901

Select Bond Portfolio

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2012 the value of these securities (in thousands) was $113,066 representing 6.8% of the net assets.

IO — Interest Only Security

GO — General Obligation

RB — Revenue Bond

FHA — Federal Housing Authority

GNMA — Government National Mortgage Association

PSF — Permanent School Fund

(a)	At September 30, 2012 the aggregate cost of securities for federal tax purposes (in thousands) was $1,675,259 and the net unrealized appreciation of investments based on that cost was $70,925 which is comprised of $74,954 aggregate gross unrealized appreciation and $4,029 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(b)	All or a portion of the securities have been pledged as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
US Long Treasury Bond Futures (Short) (Total Notional Value at September 30, 2012, $23,185)	155	12/12	$31
US Ten Year Treasury Note Futures (Short) (Total Notional Value at September 30, 2012, $3,176)	24	12/12	(27)
US Two Year Treasury Note Futures (Short) (Total Notional Value at September 30, 2012, $44,523)	202	12/12	(25)

(d)	Defaulted Security

(f)	Foreign Bond — par value is foreign denominated

Federative Republic of Brazil — Brazilian Real

Morgan Stanley — Brazilian Real

(g)	All or portion of the securities have been loaned.

(h)	Forward foreign currency contracts outstanding on September 30, 2012.

Type	Counterparty	Currency	Principal Amount Covered by Contract (000’s)	Settlement Month	Unrealized Appreciation (000’s)	Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Sell	Barclays Bank PLC	BRL	5,400	12/12	$-	$(33)	$(33)

					$-	$(33)	$(33)

BRL — Brazilian Real

(n)	Security valued in good faith by the Board of Directors.

Select Bond Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2012.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Governments	$-	$573,056	$-
Foreign Bonds	-	4,983	-
Municipal Bonds	-	31,966	-
Corporate Bonds	-	$375,615	-
Structured Products	-	639,671	-
Short-Term Investments	-	120,893	-
Other Financial Instruments^
Futures	31	-	-
Liabilities:
Other Financial Instruments^
Futures	(52)	-	-
Forward Currency Contracts	-	(33)	-
Total	$(21)	$1,746,151	$-

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

Long-Term U.S. Government Bond Portfolio

Schedule of Investments

September 30, 2012 (unaudited)

Corporate Bonds (0.6%)	Shares/ $ Par	Value $ (000’s)

Transportation (0.6%)
Vessel Management Services, Inc., 3.432%, 8/15/36	672,000	699

Total		699

Total Corporate Bonds
(Cost: $672)		699

Governments (95.3%)

Governments (95.3%)
Federal National Mortgage Association, 2.25%, 3/15/16	700,000	741
Federal National Mortgage Association, 5.625%, 7/15/37	300,000	438
Federal National Mortgage Association, 5.625%, 4/17/28	100,000	137
Federal National Mortgage Association, 6.625%, 11/15/30	1,100,000	1,688
Federal National Mortgage Association, 7.125%, 1/15/30	700,000	1,108
Financing Corp., 8.60%, 9/26/19	700,000	1,019
Financing Corp. Stripped, 0.00%, 12/27/18	500,000	454
Financing Corp. Stripped, 0.00%, 9/26/19	1,300,000	1,158
Israel Government AID Bond, 0.00%, 5/15/21	200,000	169
Israel Government AID Bond, 0.00%, 2/15/23	100,000	78
Israel Government AID Bond, 0.00%, 5/15/23	500,000	385
Israel Government AID Bond, 5.50%, 9/18/33	300,000	407
Israel Government AID Bond, 5.50%, 9/18/23	800,000	1,055
Israel Government AID Bond, 5.50%, 12/4/23	300,000	396
Israel Government AID Bond, 5.50%, 4/26/24	100,000	133
Residual Funding Corp. Stripped, 0.00%, 4/15/30	4,100,000	2,468
Residual Funding Corp. Stripped, 0.00%, 10/15/20	2,000,000	1,750
Resolution Funding Corp. Stripped, 0.00%, 1/15/20	700,000	627

	Governments (95.3%)	Shares/ $ Par	Value $ (000’s)

	Governments continued
	Resolution Funding Corp. Stripped, 0.00%, 4/15/28	400,000	255
	Tennessee Valley Authority, 4.625%, 9/15/60	300,000	367
	Tennessee Valley Authority, 5.375%, 4/1/56	1,100,000	1,516
	Tennessee Valley Authority Stripped, 0.00%, 5/1/20	500,000	273
	US Treasury, 2.00%, 11/15/21	3,800,000	3,967
	US Treasury, 3.125%, 11/15/41	3,400,000	3,622
	US Treasury, 3.125%, 2/15/42	100,000	106
	US Treasury, 3.50%, 2/15/39	3,100,000	3,559
	US Treasury, 3.75%, 8/15/41	800,000	956
(b)	US Treasury, 4.25%, 11/15/40	15,750,000	20,450
(b)	US Treasury, 4.375%, 11/15/39	5,600,000	7,402
(b)	US Treasury, 4.375%, 5/15/41	8,400,000	11,130
	US Treasury, 4.50%, 5/15/38	1,100,000	1,476
	US Treasury, 4.50%, 8/15/39	2,505,000	3,372
	US Treasury, 5.375%, 2/15/31	1,800,000	2,603
(b)	US Treasury, 6.25%, 5/15/30	12,500,000	19,588
	US Treasury, 6.25%, 8/15/23	100,000	145
	US Treasury, 7.125%, 2/15/23	1,100,000	1,679
	US Treasury, 8.75%, 8/15/20	600,000	943
	US Treasury Stripped, 0.00%, 5/15/33	1,000,000	559
	US Treasury Stripped, 0.00%, 5/15/37	1,700,000	823
	US Treasury Stripped, 0.00%, 11/15/38	800,000	367
(b)	US Treasury Stripped, 0.00%, 5/15/40	11,400,000	5,045
	US Treasury Stripped, 0.00%, 8/15/40	2,100,000	920
	US Treasury Stripped, 0.00%, 2/15/41	2,300,000	988

	Total Governments
	(Cost: $101,534)		106,322

Municipal Bonds (1.0%)	Shares/ $ Par	Value $ (000’s)

Municipal Bonds (1.0%)
Iowa State Special Obligation Build America Bonds, Series 2009-B, 6.75%, 6/1/34 RB	400,000	476
New York City Municipal Water Finance Authority, Series GG, 5.00%, 6/15/43 RB	300,000	340
Poway Unified Public School District, Series 2007, 4.50%, 9/15/37 RB, AMBAC	200,000	201
Puerto Rico Sales Tax Financing Corp., Series A, 0.00%, 8/1/54 RB, AMBAC	1,600,000	130

Total		1,147

Total Municipal Bonds
(Cost: $1,052)		1,147

Structured Products (6.5%)

Structured Products (6.5%)
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-2, Class 21A, 3.032%, 5/25/34	4,527	5
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR18, Class 2A3, 2.605%, 7/25/33	4,693	5
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR20, Class 2A1, 2.699%, 8/25/33	5,424	6
Federal Home Loan Mortgage Corp., Series 3346, Class FA, 0.451%, 2/15/19	40,466	41
Federal Home Loan Mortgage Corp., Series 4092, Class AY, 3.00%, 8/15/32	2,200,000	2,227
Federal Home Loan Mortgage Corp., Series 3203, Class ZW, 5.00%, 11/15/35	406,392	472
Federal Home Loan Mortgage Corp., Series 2752, Class EZ, 5.50%, 2/15/34	800,801	920

Long-Term U.S. Government Bond Portfolio

Structured Products (6.5%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Federal Home Loan Mortgage Corp. Structured Pass-Through Securities, Series T61, Class 1A1, 1.511%, 7/25/44	27,590	28
Federal National Mortgage Association, Series 2007-114, Class A6, 0.417%, 10/27/37	100,000	100
Federal National Mortgage Association, Series 2007-39, Class NZ, 4.25%, 5/25/37	251,670	276
Federal National Mortgage Association, 5.00%, 6/1/35	359,823	395
Federal National Mortgage Association, 5.00%, 2/1/36	627,770	687
General Motors Acceptance Corp. Mortgage Corp. Loan Trust, Series 2004-AR1, Class 22A, 3.615%, 6/25/34	17,242	17
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A4, 5.918%, 2/12/49	100,000	117
Massachusetts Educational Financing Authority, Series 2008-1, Class A1, 1.401%, 4/25/38	228,330	229
Merrill Lynch Floating Trust, Series 2008-LAQA, Class A1, 0.766%, 7/9/21 144A	326,700	322
Merrill Lynch Mortgage Investors, Inc., Series 2003-A3, Class 1A, 2.552%, 5/25/33	13,944	14
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class 3A, 3.177%, 5/25/33	5,108	5
MLCC Mortgage Investors, Inc., Series 2005-3, Class 4A, 0.467%, 11/25/35	33,865	31
SLM Student Loan Trust, Series 2007-2, Class A2, 0.451%, 7/25/17	256,285	256
SLM Student Loan Trust, Series 2008-7, Class A2, 0.951%, 10/25/17	156,316	157

	Structured Products (6.5%)	Shares/ $ Par	Value $ (000’s)

	Structured Products continued
	SLM Student Loan Trust, Series 2003-7A, Class A5A, 1.589%, 12/15/33 144A	237,612	234
	SLM Student Loan Trust, Series 2008-9, Class A, 1.951%, 4/25/23	408,267	425
	South Carolina Student Loan Corp., Series 2008-1, Class A2, 0.968%, 3/1/18	191,975	192
	Structured Asset Mortgage Investments, Inc., Series 2004-AR5, Class 1A1, 0.879%, 10/19/34	11,994	11
	Washington Mutual Mortgage Pass-Through Certificates, Series 2004-AR1, Class A, 2.574%, 3/25/34	40,663	41

	Total Structured Products
	(Cost: $6,744)		7,213

	Short-Term Investments (55.6%)

	Federal Government & Agencies (1.1%)
(b)	Federal Home Loan Bank, 0.00%, 2/19/13	100,000	100
(b)	Federal Home Loan Bank, 0.00%, 2/22/13	200,000	200
(b)	Federal National Mortgage Association, 0.00%, 3/6/13	900,000	900

	Total		1,200

	Governments (2.4%)
(b)	US Treasury Bill, 0.145%, 2/14/13	1,300,000	1,299
(b)	US Treasury Bill, 0.195%, 8/22/13	1,400,000	1,398

	Total		2,697

	Other Holdings (52.1%)
(b)	JPMorgan Money Market Fund, 0.06%, 12/31/00	58,172,268	58,172

	Total		58,172

	Total Short-Term Investments
	(Cost: $62,069)		62,069

	Total Investments (159.0%)
	(Cost: $172,071)(a)		177,450

	Other Assets, Less
	Liabilities (-59.0%)		(65,852)

	Net Assets (100.0%)		111,598

Long-Term U.S. Government Bond Portfolio

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2012 the value of these securities (in thousands) was $556 representing 0.5% of the net assets.

RB — Revenue Bond

AMBAC — American Municipal Bond Assurance Corp.

(a)	At September 30, 2012 the aggregate cost of securities for federal tax purposes (in thousands) was $172,071 and the net unrealized appreciation of investments based on that cost was $5,379 which is comprised of $10,302 aggregate gross unrealized appreciation and $4,923 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(b)	All or a portion of the securities have been pledged as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
US Long Treasury Bond Futures (Long) (Total Notional Value at September 30, 2012, $3,291)	22	12/12		$(5)

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2012.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Governments	$-	$106,322	$-
Municipal Bonds	-	1,147	-
Corporate Bonds	-	699	-
Structured Products	-	7,213	-
Short-Term Investments	58,172	3,897	-
Liabilities:
Other Financial Instruments^
Futures	(5)	-	-
Total	$58,167	$119,278	$-

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

Inflation Protection Portfolio

Schedule of Investments

September 30, 2012 (unaudited)

Corporate Bonds (10.0%)	Shares/ $ Par	Value $ (000’s)

Aerospace/Defense (0.5%)
Boeing Capital Corp., 2.125%, 8/15/16	130,000	137
L-3 Communications Corp., 5.20%, 10/15/19	50,000	56
L-3 Communications Corp., 6.375%, 10/15/15	37,000	37
Lockheed Martin Corp., 2.125%, 9/15/16	100,000	104
Lockheed Martin Corp., 4.25%, 11/15/19	385,000	436
Raytheon Co., 3.125%, 10/15/20	110,000	118
Thermo Fisher Scientific, Inc., 3.20%, 3/1/16	300,000	320

Total		1,208

Auto Manufacturing (0.2%)
Ford Motor Credit Co. LLC, 5.00%, 5/15/18	100,000	109
Ford Motor Credit Co. LLC, 7.00%, 10/1/13	100,000	106
Toyota Motor Credit Corp., 3.30%, 1/12/22	300,000	325

Total		540

Banking (0.7%)
Bank of America Corp., 5.75%, 12/1/17	50,000	58
The Bear Stearns Cos. LLC, 3.36%, 1/10/14	70,000	72
Capital One Financial Corp., 3.15%, 7/15/16	100,000	106
Citigroup, Inc., 6.01%, 1/15/15	140,000	153
The Goldman Sachs Group, Inc., 5.75%, 1/24/22	130,000	150
The International Bank for Reconstruction & Development, 7.625%, 1/19/23	500,000	749
PNC Bank, N.A., 6.00%, 12/7/17	100,000	119
Regions Bank, 6.45%, 6/26/37	250,000	255

Total		1,662

Basic Materials (0.4%)
BHP Billiton Finance USA, Ltd., 3.25%, 11/21/21	180,000	191
CF Industries, Inc., 6.875%, 5/1/18	180,000	219

Corporate Bonds (10.0%)	Shares/ $ Par	Value $ (000’s)

Basic Materials continued
Ecolab, Inc., 4.35%, 12/8/21	160,000	182
Rio Tinto Finance USA, Ltd., 3.75%, 9/20/21	280,000	298

Total		890

Beverage/Bottling (0.5%)
Anheuser-Busch InBev Worldwide, Inc., 5.375%, 1/15/20	150,000	186
Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/19	120,000	162
The Coca-Cola Co., 3.625%, 3/15/14	100,000	105
Coca-Cola Refreshments USA, Inc., 4.25%, 3/1/15	100,000	109
Dr. Pepper Snapple Group, Inc., 2.90%, 1/15/16	320,000	339
SABMiller Holdings, Inc., 2.45%, 1/15/17 144A	200,000	209

Total		1,110

Cable/Media/Broadcasting/Satellite (0.8%)
Comcast Corp., 5.90%, 3/15/16	120,000	139
Comcast Corp., 6.50%, 11/15/35	100,000	129
DIRECTV Holdings LLC, 3.55%, 3/15/15	150,000	159
DISH DBS Corp., 6.75%, 6/1/21	100,000	109
NBCUniversal Media LLC, 4.375%, 4/1/21	140,000	159
NBCUniversal Media LLC, 5.15%, 4/30/20	240,000	284
News America, Inc., 6.90%, 8/15/39	110,000	143
Time Warner Cable, Inc., 6.75%, 7/1/18	160,000	201
Time Warner, Inc., 4.875%, 3/15/20	110,000	127
Univision Communications, Inc., 6.875%, 5/15/19 144A	170,000	175
Virgin Media Finance PLC, 8.375%, 10/15/19	180,000	205

Total		1,830

Conglomerate/Diversified Manufacturing (0.3%)
The Dow Chemical Co., 2.50%, 2/15/16	130,000	135

Corporate Bonds (10.0%)	Shares/ $ Par	Value $ (000’s)

Conglomerate/Diversified Manufacturing continued
The Dow Chemical Co., 5.90%, 2/15/15	50,000	56
General Electric Co., 5.25%, 12/6/17	60,000	71
United Technologies Corp., 4.50%, 6/1/42	50,000	56
United Technologies Corp., 4.875%, 5/1/15	300,000	333

Total		651

Consumer Products/Retailing (0.2%)
Limited Brands, Inc., 6.625%, 4/1/21	210,000	238
Rent-A-Center, Inc., 6.625%, 11/15/20	200,000	216

Total		454

Electric Utilities (0.3%)
CMS Energy Corp., 4.25%, 9/30/15	50,000	53
Dominion Resources, Inc., 6.40%, 6/15/18	170,000	212
Duke Energy Corp., 3.55%, 9/15/21	150,000	160
Duke Energy Ohio, Inc., 2.10%, 6/15/13	70,000	71
FirstEnergy Solutions Corp., 6.05%, 8/15/21	70,000	78
Pacific Gas & Electric Co., 5.80%, 3/1/37	29,000	37
Sempra Energy, 2.00%, 3/15/14	120,000	122
Sempra Energy, 6.50%, 6/1/16	50,000	59

Total		792

Electronics (0.4%)
Arrow Electronics, Inc., 3.375%, 11/1/15	155,000	162
Cisco Systems, Inc., 5.90%, 2/15/39	65,000	86
International Business Machines Corp., 1.95%, 7/22/16	150,000	157
International Business Machines Corp., 2.00%, 1/5/16	350,000	365
Jabil Circuit, Inc., 5.625%, 12/15/20	110,000	118

Total		888

Energy (0.1%)
Jarden Corp., 8.00%, 5/1/16	50,000	53

Inflation Protection Portfolio

Corporate Bonds (10.0%)	Shares/ $ Par	Value $ (000’s)

Energy continued
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 6.75%, 11/1/20	180,000	195

Total		248

Food Processors (0.5%)
Del Monte Corp., 7.625%, 2/15/19	150,000	154
General Mills, Inc., 3.15%, 12/15/21	300,000	312
H.J. Heinz Co., 2.00%, 9/12/16	90,000	93
Kraft Foods Group, Inc., 5.375%, 2/12/20 144A	130,000	154
Kraft Foods, Inc., 5.375%, 2/10/20	120,000	145
Kraft Foods, Inc., 6.125%, 2/1/18	120,000	147
TreeHouse Foods, Inc., 7.75%, 3/1/18	180,000	197

Total		1,202

Gaming/Leisure/Lodging (0.1%)
Ameristar Casinos, Inc., 7.50%, 4/15/21	210,000	226

Total		226

Gas Pipelines (0.2%)
Enterprise Products Operating LLC, 3.70%, 6/1/15	80,000	85
Kinder Morgan Energy Partners LP, 5.30%, 9/15/20	150,000	175
Williams Partners LP, 3.80%, 2/15/15	150,000	159
Williams Partners LP, 4.125%, 11/15/20	80,000	87

Total		506

Health Care/Pharmaceuticals (1.0%)
Abbott Laboratories, 5.875%, 5/15/16	300,000	353
Amgen, Inc., 5.85%, 6/1/17	90,000	107
Endo Pharmaceuticals Holdings, Inc., 7.00%, 12/15/20	180,000	194
Express Scripts Holding Co., 3.125%, 5/15/16	150,000	160
Express Scripts Holding Co., 7.25%, 6/15/19	100,000	129
Gilead Sciences, Inc., 4.40%, 12/1/21	160,000	182
HCA, Inc., 7.875%, 2/15/20	200,000	225
Medtronic, Inc., 3.00%, 3/15/15	200,000	211

Corporate Bonds (10.0%)	Shares/ $ Par	Value $ (000’s)

Health Care/Pharmaceuticals continued
Roche Holdings, Inc., 6.00%, 3/1/19 144A	190,000	239
Sanofi, 1.20%, 9/30/14	150,000	152
Stryker Corp., 2.00%, 9/30/16	130,000	136
Universal Health Services, Inc., 7.125%, 6/30/16	130,000	148

Total		2,236

Independent Finance (0.3%)
General Electric Capital Corp., 4.375%, 9/16/20	50,000	55
General Electric Capital Corp., 5.625%, 9/15/17	500,000	589
General Electric Capital Corp., 6.00%, 8/7/19	60,000	73

Total		717

Information Technology (0.1%)
Oracle Corp., 5.75%, 4/15/18	200,000	248

Total		248

Information/Data Technology (0.1%)
Adobe Systems, Inc., 3.25%, 2/1/15	300,000	316

Total		316

Life Insurance (0.2%)
MetLife, Inc., 6.75%, 6/1/16	120,000	143
Prudential Financial, Inc., 2.99%, 3/10/15	240,000	242

Total		385

Machinery (0.0%)
Deere & Co., 2.60%, 6/8/22	60,000	62

Total		62

Metals/Mining (0.2%)
Barrick North America Finance LLC, 4.40%, 5/30/21	80,000	87
Newmont Mining Corp., 6.25%, 10/1/39	70,000	83
Peabody Energy Corp., 6.50%, 9/15/20	180,000	184
Peabody Energy Corp., 7.375%, 11/1/16	50,000	56

Total		410

Oil and Gas (1.1%)
Anadarko Petroleum Corp., 5.95%, 9/15/16	100,000	116
Apache Corp., 4.75%, 4/15/43	150,000	171

Corporate Bonds (10.0%)	Shares/ $ Par	Value $ (000’s)

Oil and Gas continued
Cenovus Energy, Inc., 4.50%, 9/15/14	200,000	215
Chesapeake Energy Corp., 6.125%, 2/15/21	100,000	101
Chevron Corp., 3.95%, 3/3/14	100,000	105
ConocoPhillips, 4.75%, 2/1/14	69,000	73
EOG Resources, Inc., 2.50%, 2/1/16	300,000	316
Newfield Exploration Co., 6.875%, 2/1/20	100,000	110
Noble Energy, Inc., 4.15%, 12/15/21	180,000	194
Occidental Petroleum Corp., 1.75%, 2/15/17	370,000	383
Shell International Finance BV, 2.375%, 8/21/22	650,000	656
Talisman Energy, Inc., 3.75%, 2/1/21	150,000	156
Talisman Energy, Inc., 7.75%, 6/1/19	50,000	64

Total		2,660

Other Finance (0.2%)
Caterpillar Financial Services Corp., 1.125%, 12/15/14	200,000	203
John Deere Capital Corp., 3.15%, 10/15/21	290,000	309

Total		512

Other Services (0.0%)
Republic Services, Inc., 3.80%, 5/15/18	100,000	111

Total		111

Paper and Forest Products (0.1%)
Georgia-Pacific LLC, 5.40%, 11/1/20 144A	140,000	164

Total		164

Railroads (0.1%)
CSX Corp., 4.25%, 6/1/21	200,000	225

Total		225

Real Estate Investment Trusts (0.0%)
DDR Corp., 4.75%, 4/15/18	80,000	89

Total		89

Retail Food and Drug (0.2%)
CVS Caremark Corp., 6.60%, 3/15/19	170,000	217
Safeway, Inc., 4.75%, 12/1/21	130,000	133

Total		350

Inflation Protection Portfolio

Corporate Bonds (10.0%)	Shares/ $ Par	Value $ (000’s)

Retail Stores (0.4%)
The Gap, Inc., 5.95%, 4/12/21	40,000	45
The Home Depot, Inc., 4.40%, 4/1/21	200,000	236
Wal-Mart Stores, Inc., 3.25%, 10/25/20	200,000	220
Wal-Mart Stores, Inc., 3.625%, 7/8/20	200,000	225
Wal-Mart Stores, Inc., 5.625%, 4/15/41	200,000	267

Total		993

Technology (0.1%)
Baxter International, Inc., 1.85%, 1/15/17	200,000	207

Total		207

Telecommunications (0.5%)
AT&T, Inc., 5.10%, 9/15/14	100,000	109
AT&T, Inc., 6.55%, 2/15/39	110,000	149
British Telecommunications PLC, 5.95%, 1/15/18	100,000	120
Cellco Partnership/Verizon Wireless Capital LLC, 5.55%, 2/1/14	100,000	106
Cellco Partnership/Verizon Wireless Capital LLC, 8.50%, 11/15/18	60,000	84
Deutsche Telekom International Finance BV, 6.75%, 8/20/18	130,000	163
Verizon Communications, Inc., 6.10%, 4/15/18	150,000	188
Windstream Corp., 7.875%, 11/1/17	280,000	313

Total		1,232

Utilities (0.2%)
The AES Corp., 8.00%, 10/15/17	100,000	116
The AES Corp., 9.75%, 4/15/16	110,000	131
NRG Energy, Inc., 7.625%, 1/15/18	180,000	195

Total		442

Total Corporate Bonds
(Cost: $21,886)		23,566

Foreign Bonds (13.8%)

Other Holdings (13.8%)
Canadian Government Bond, 4.25%, 12/1/21	1,535,793	2,226

Foreign Bonds (13.8%)	Shares/ $ Par	Value $ (000’s)

Other Holdings continued
Canadian Government Bond, 4.25%, 12/1/26	2,877,826	4,753
Commonwealth of Australia Treasury Indexed Bonds, 4.00%, 8/20/20	2,800,000	5,676
Deutsche Bundesrepublik Inflation Linked Bond, 1.75%, 4/15/20	3,237,561	4,937
France Government Bond OAT, 2.25%, 7/25/20	2,083,687	3,179
Japanese Government CPI Linked Bond, 1.10%, 12/10/16	186,615,000	2,571
United Kingdom Gilt Inflation Linked, 1.25%, 11/22/17	3,217,463	5,960
United Kingdom Gilt Inflation Linked, 2.50%, 7/26/16	595,000	3,297

Total Foreign Bonds
(Cost: $29,875)		32,599

Governments (58.0%)

Governments (58.0%)
Federal Home Loan Mortgage Corp., 2.375%, 1/13/22	4,000,000	4,196
Federal National Mortgage Association, 0.875%, 10/26/17	5,000,000	5,025
US Treasury Inflation Index Bond, 0.125%, 4/15/16	1,038,110	1,100
US Treasury Inflation Index Bond, 0.125%, 4/15/17	3,833,630	4,130
US Treasury Inflation Index Bond, 0.125%, 1/15/22	1,923,560	2,100
US Treasury Inflation Index Bond, 0.125%, 7/15/22	1,992,860	2,178
US Treasury Inflation Index Bond, 0.625%, 7/15/21	8,346,861	9,555
US Treasury Inflation Index Bond, 0.75%, 2/15/42	4,107,024	4,462
US Treasury Inflation Index Bond, 1.125%, 1/15/21	11,090,824	13,130
US Treasury Inflation Index Bond, 1.25%, 7/15/20	4,411,596	5,274

Governments (58.0%)	Shares/ $ Par	Value $ (000’s)

Governments continued
US Treasury Inflation Index Bond, 1.375%, 1/15/20	3,284,853	3,930
US Treasury Inflation Index Bond, 1.625%, 1/15/18	875,016	1,024
US Treasury Inflation Index Bond, 1.75%, 1/15/28	2,619,579	3,392
US Treasury Inflation Index Bond, 1.875%, 7/15/19	3,702,437	4,548
US Treasury Inflation Index Bond, 2.00%, 1/15/26	4,502,550	5,916
US Treasury Inflation Index Bond, 2.125%, 2/15/40	3,111,570	4,541
US Treasury Inflation Index Bond, 2.125%, 2/15/41	5,059,102	7,432
US Treasury Inflation Index Bond, 2.125%, 1/15/19	4,135,633	5,075
US Treasury Inflation Index Bond, 2.375%, 1/15/17	3,636,000	4,265
US Treasury Inflation Index Bond, 2.375%, 1/15/25	4,133,142	5,610
US Treasury Inflation Index Bond, 2.375%, 1/15/27	3,096,281	4,274
US Treasury Inflation Index Bond, 2.50%, 7/15/16	4,254,900	4,940
US Treasury Inflation Index Bond, 2.50%, 1/15/29	5,298,946	7,580
US Treasury Inflation Index Bond, 2.625%, 7/15/17	1,168,609	1,412
US Treasury Inflation Index Bond, 3.375%, 4/15/32	1,994,502	3,311
US Treasury Inflation Index Bond, 3.625%, 4/15/28	5,241,901	8,320
US Treasury Inflation Index Bond, 3.875%, 4/15/29	6,063,291	10,065

Total Governments
(Cost: $120,919)		136,785

Municipal Bonds (0.0%)

Municipal Bonds (0.0%)
Bay Area Toll Authority, Series S-1, 6.918%, 4/1/40 RB	15,000	21

Inflation Protection Portfolio

Municipal Bonds (0.0%)	Shares/ $ Par	Value $ (000’s)

Municipal Bonds continued
Department of Water and Power of the City of Los Angeles Power System, Series A, 5.716%, 7/1/39 RB	15,000	19
Texas Transportation Commission State of Texas, Series 2009A, 5.517%, 4/1/39 GO	30,000	39

Total Municipal Bonds
(Cost: $60)		79

Structured Products (16.5%)

Structured Products (16.5%)
Banc of America Commercial Mortgage, Inc., Series 2004-1, Class A4, 4.76%, 11/10/39	350,000	365
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class A4, 5.115%, 10/10/45	250,000	280
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class AM, 5.176%, 10/10/45	200,000	219
Banc of America Mortgage Securities, Inc., Series 2004-7, Class 7A1, 5.00%, 8/25/19	117,539	120
Citicorp Mortgage Securities, Inc., Series 2007-8, Class 1A3, 6.00%, 9/25/37	153,014	160
Countrywide Home Loan Mortgage Pass Through Trust, Series 2003-35, Class 1A3, 5.00%, 9/25/18	86,544	90
Credit Suisse Mortgage Capital Certificates, Series 2007-TF2A, Class A1, 0.401%, 4/15/22 144A	151,355	143
Federal Home Loan Mortgage Corp., 4.00%, 5/1/42	10,633,021	11,645
Federal Home Loan Mortgage Corp., 4.50%, 4/1/41	8,380,662	9,185
Federal National Mortgage Association, 4.00%, 5/1/41	3,183,305	3,434

Structured Products (16.5%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Federal National Mortgage Association, 4.00%, 9/1/41	6,727,761	7,394
GE Capital Commercial Mortgage Corp., Series 2005-C3, Class A5, 4.979%, 7/10/45	100,000	100
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A4, 4.799%, 8/10/42	100,000	108
Greenwich Capital Commercial Funding Corp., Series 2004-GG1, Class B, 5.426%, 6/10/36	150,000	158
GS Mortgage Securities Corp. II, Series 2012-ALOH, Class A, 3.551%, 4/10/34	250,000	270
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4A, 4.751%, 7/10/39	750,000	816
GS Mortgage Securities Corp. II, Series 2004-GG2, Class A6, 5.396%, 8/10/38	575,000	616
LB-UBS Commercial Mortgage Trust, Series 2004-C2, Class A4, 4.367%, 3/15/36	300,000	314
LB-UBS Commercial Mortgage Trust, Series 2004-C1, Class A4, 4.568%, 1/15/31	150,000	157
LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class AJ, 4.843%, 7/15/40	175,000	182
LB-UBS Commercial Mortgage Trust, Series 2005-C2, Class A4, 4.998%, 4/15/30	274,866	281
LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class AM, 5.017%, 9/15/40	300,000	325
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class AM, 5.263%, 11/15/40	175,000	194
LB-UBS Commercial Mortgage Trust, Series 2004-C4, Class A4, 5.446%, 6/15/29	250,000	267
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C5, Class A4, 3.176%, 8/15/45	150,000	159

	Structured Products (16.5%)	Shares/ $ Par	Value $ (000’s)

	Structured Products continued
	PHHMC Mortgage Pass-Through Certificates, Series 2007-6, Class A1, 5.951%, 12/18/37	210,378	229
	Sequoia Mortgage Trust, Series 2011-1, Class A1, 4.125%, 2/25/41	324,212	340
	Wells Fargo Mortgage Backed Securities, Series 2005-AR16, Class 1A1, 2.747%, 8/25/33	380,984	391
	Wells Fargo Mortgage Backed Securities, Series 2005-AR14, Class A1, 5.341%, 8/25/35	184,659	186
	Wells Fargo Mortgage Backed Securities, Series 2005-17, Class 1A1, 5.50%, 1/25/36	204,707	212
	Wells Fargo Mortgage Backed Securities, Series 2007-3, Class 3A1, 5.50%, 4/25/22	106,702	110
	Wells Fargo Mortgage Backed Securities, Series 2006-10, Class A4, 6.00%, 8/25/36	219,488	228
	Wells Fargo Mortgage Backed Securities, Series 2007-AR10, Class 1A1, 6.066%, 1/25/38	167,793	173

	Total Structured Products
	(Cost: $37,392)		38,851

	Short-Term Investments (2.1%)

	Commercial Banks Non-US (2.0%)
(k)	BNP Paribas Finance, Inc., 0.10%, 10/1/12	4,831,000	4,831

	Total		4,831

	Other Holdings (0.1%)
	JPMorgan Money Market Fund	134,714	135

	Total		135

	Total Short-Term Investments
	(Cost: $4,966)		4,966

	Total Investments (100.4%)
	(Cost: $215,098)(a)		236,846

	Other Assets, Less
	Liabilities (-0.4%)		(964)

	Net Assets (100.0%)		235,882

Inflation Protection Portfolio

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2012 the value of these securities (in thousands) was $1,084 representing 0.5% of the net assets.

GO — General Obligation

RB — Revenue Bond

(a)	At September 30, 2012 the aggregate cost of securities for federal tax purposes (in thousands) was $215,098 and the net unrealized appreciation of investments based on that cost was $21,748 which is comprised of $21,768 aggregate gross unrealized appreciation and $20 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(h)	Forward foreign currency contracts outstanding on September 30, 2012.

Type	CounterParty	Currency	Principal Amount Covered by Contract (000’s)	Settlement Month	Unrealized Appreciation (000’s)		Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Buy	UBS AG Stamford	AUD	85	10/12	$-		$(1)	$(1)
Buy	Westpac Banking	AUD	42	10/12	-		- (m)	- (m)
Sell	Westpac Banking	AUD	5,454	10/12	-		(94)	(94)
Buy	UBS AG Stamford	CAD	96	10/12	1		-	1
Sell	Barclays Bank PLC	CAD	6,856	10/12	-		(193)	(193)
Buy	UBS AG Stamford	EUR	880	10/12	-		(16)	(16)
Sell	UBS AG Stamford	EUR	7,223	10/12	-		(515)	(515)
Sell	HSBC Bank USA	GBP	23	10/12	-		(1)	(1)
Sell	UBS AG Stamford	GBP	5,771	10/12	-		(368)	(368)
Buy	UBS AG Stamford	JPY	696	10/12	-	(m)	-	- (m)
Sell	UBS AG Stamford	JPY	201,511	10/12	-		(10)	(10)

					$1		$(1,198)	$(1,197)

AUD — Australian Dollar

CAD — Canadian Dollar

EUR — Euro

GBP — British Pound

JPY — Japanese Yen

(j)	Swap agreements outstanding on September 30, 2012.

Total Return Swaps

Reference Entity	Counterparty	Payment Made by the Fund	Payment Received by the Fund	Expiration Date	Notional Amount (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Bank of America, N.A.	2.900%	CPURNSA Index Total Return at Maturity	5/13	2,500	$(164)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Bank of America, N.A.	1.765%	CPURNSA Index Total Return at Maturity	8/14	7,700	(4)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Bank of America, N.A.	1.570%	CPURNSA Index Total Return at Maturity	9/14	5,000	35
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Bank of America, N.A.	1.870%	CPURNSA Index Total Return at Maturity	9/16	6,000	56
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Bank of America, N.A.	2.420%	CPURNSA Index Total Return at Maturity	4/18	2,000	(21)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Bank of America, N.A.	2.510%	CPURNSA Index Total Return at Maturity	3/19	2,000	(30)

Inflation Protection Portfolio

Reference Entity	Counterparty	Payment Made by the Fund	Payment Received by the Fund	Expiration Date	Notional Amount (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Bank of America, N.A.	2.640%	CPURNSA Index Total Return at Maturity	2/20	2,800	$(75)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Bank of America, N.A.	2.670%	CPURNSA Index Total Return at Maturity	4/22	3,000	(62)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Barclays Bank PLC	2.770%	CPURNSA Index Total Return at Maturity	6/14	1,000	(62)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Barclays Bank PLC	1.770%	CPURNSA Index Total Return at Maturity	9/14	1,000	1
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Barclays Bank PLC	2.303%	CPURNSA Index Total Return at Maturity	1/16	1,700	(2)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Barclays Bank PLC	2.520%	CPURNSA Index Total Return at Maturity	5/16	5,400	(111)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Barclays Bank PLC	2.720%	CPURNSA Index Total Return at Maturity	8/17	2,000	(143)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Barclays Bank PLC	2.345%	CPURNSA Index Total Return at Maturity	9/17	13,000	18
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Barclays Bank PLC	2.895%	CPURNSA Index Total Return at Maturity	12/27	1,700	(142)

						$(706)

(k)	Securities with an aggregate value of $4,831 (in thousands) have been pledged as collateral for swap contracts outstanding on September 30, 2012.

(m)	Amount is less than one thousand.

Inflation Protection Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2012.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Governments	$-	$136,785	$-
Foreign Bonds	-	32,599	-
Municipal Bonds	-	79	-
Corporate Bonds	-	23,566	-
Structured Products	-	38,851	-
Short-Term Investments	135	4,831	-
Other Financial Instruments^
Forward Currency Contracts	-	1	-
Total Return Swaps	-	110	-
Liabilities:
Other Financial Instruments^
Forward Currency Contracts	-	(1,198)	-
Total Return Swaps	-	(816)	-
Total	$135	$234,808	$-

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

High Yield Bond Portfolio

Schedule of Investments

September 30, 2012 (unaudited)

	Common Stocks (0.2%)	Shares/ $ Par	Value $ (000’s)

	Basic Materials (0.0%)
(n),*	Catalyst Paper Corp.	20,223	10

	Total		10

	Financials (0.2%)
*	E*TRADE Financial Corp.	105,647	931

	Total		931

	Other Holdings (0.0%)
*	Motors Liquidation Co. GUC Trust	3,977	67

	Total		67

	Total Common Stocks
	(Cost: $860)		1,008

	Preferred Stocks (0.9%)

	Financials (0.9%)
	Ally Financial, Inc, 7.00%, 8/6/12 144A	1,302	1,218
	Ally Financial, Inc., 8.50%, 5/15/16	93,329	2,283
	GMAC Capital Trust I, 8.125%, 2/15/40	24,559	616

	Total		4,117

	Total Preferred Stocks
	(Cost: $3,856)		4,117

	Bonds (89.2%)

	Aerospace/Defense (1.1%)
	BE Aerospace, Inc., 5.25%, 4/1/22	730,000	759
	Bombardier, Inc., 5.75%, 3/15/22 144A	770,000	789
	Bombardier, Inc., 7.75%, 3/15/20 144A	1,240,000	1,423
	Huntington Ingalls Industries, Inc., 6.875%, 3/15/18	550,000	596
	Huntington Ingalls Industries, Inc., 7.125%, 3/15/21	550,000	592
	Triumph Group, Inc., 8.625%, 7/15/18	610,000	688

	Total		4,847

	Autos/Vehicle Parts (3.8%)
	American Axle & Manufacturing Holdings, Inc., 9.25%, 1/15/17 144A	729,000	815

Bonds (89.2%)	Shares/ $ Par	Value $ (000’s)

Autos/Vehicle Parts continued
American Axle & Manufacturing, Inc., 6.625%, 10/15/22	355,000	359
American Axle & Manufacturing, Inc., 7.875%, 3/1/17	1,055,000	1,100
Chrysler Group LLC/CG Co-Issuer, Inc., 8.00%, 6/15/19	1,215,000	1,288
Chrysler Group LLC/CG Co-Issuer, Inc., 8.25%, 6/15/21	905,000	964
Cooper-Standard Automotive, Inc., 8.50%, 5/1/18	615,000	666
Exide Technologies, 8.625%, 2/1/18	740,000	641
Ford Motor Credit Co. LLC, 4.25%, 2/3/17	865,000	919
Ford Motor Credit Co. LLC, 5.00%, 5/15/18	855,000	933
Ford Motor Credit Co. LLC, 5.875%, 8/2/21	1,245,000	1,409
Ford Motor Credit Co. LLC, 8.125%, 1/15/20	1,590,000	1,998
General Motors Financial Co., 4.75%, 8/15/17 144A	975,000	1,000
The Goodyear Tire & Rubber Co., 8.25%, 8/15/20	820,000	908
Jaguar Land Rover PLC, 7.75%, 5/15/18 144A	905,000	976
Navistar International Corp., 8.25%, 11/1/21	950,000	901
Tower Automotive Holdings USA LLC/TA Holdings Finance, Inc., 10.625%, 9/1/17 144A	1,112,000	1,198
Visteon Corp., 6.75%, 4/15/19	765,000	803

Total		16,878

Basic Materials (11.2%)
AbitibiBowater, Inc., 10.25%, 10/15/18	850,000	967
AK Steel Corp., 7.625%, 5/15/20	1,045,000	914
AK Steel Corp., 8.375%, 4/1/22	860,000	735
Aleris International, Inc., 7.625%, 2/15/18	460,000	489
Alpha Natural Resources, Inc., 6.00%, 6/1/19	1,790,000	1,495

	Bonds (89.2%)	Shares/ $ Par	Value $ (000’s)

	Basic Materials continued
	ArcelorMittal, 5.50%, 8/5/20	915,000	880
	ArcelorMittal, 6.125%, 6/1/18	770,000	765
	Arch Coal, Inc., 8.75%, 8/1/16	1,510,000	1,480
	Ardagh Packaging Finance PLC, 7.375%, 10/15/17 144A	485,000	520
	Ardagh Packaging Finance PLC, 9.125%, 10/15/20 144A	430,000	456
	Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc., 9.125%, 10/15/20 144A	445,000	470
	Berry Plastics Corp., 8.25%, 11/15/15	680,000	712
(c)	BWAY Parent Co., Inc., 10.125%, 11/1/15	363,888	384
	Cascades, Inc., 7.875%, 1/15/20	810,000	849
(c)	Catalyst Paper Corp., 11.00%, 10/30/17	350,456	287
	Chemtura Corp., 7.875%, 9/1/18	615,000	669
	Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp., 8.25%, 12/15/17	710,000	772
	CONSOL Energy, Inc., 8.00%, 4/1/17	1,545,000	1,615
	CONSOL Energy, Inc., 8.25%, 4/1/20	1,540,000	1,613
	Essar Steel Algoma, Inc., 9.375%, 3/15/15 144A	920,000	876
	FMG Resources (August 2006) Pty, Ltd., 6.00%, 4/1/17 144A	575,000	535
	FMG Resources (August 2006) Pty, Ltd., 6.875%, 2/1/18 144A	635,000	591
	FMG Resources (August 2006) Pty, Ltd., 6.875%, 4/1/22 144A	765,000	700

High Yield Bond Portfolio

	Bonds (89.2%)	Shares/ $ Par	Value $ (000’s)

	Basic Materials continued
	FMG Resources (August 2006) Pty, Ltd., 7.00%, 11/1/15 144A	1,230,000	1,224
	FMG Resources (August 2006) Pty, Ltd., 8.25%, 11/1/19 144A	1,215,000	1,179
	Hexion US Finance Corp., 6.625%, 4/15/20	405,000	412
	Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 8.875%, 2/1/18	1,255,000	1,290
	HudBay Minerals, Inc., 9.50%, 10/1/20 144A	405,000	424
	Ineos Finance PLC, 7.50%, 5/1/20 144A	400,000	406
	Ineos Finance PLC, 8.375%, 2/15/19 144A	540,000	568
	Inmet Mining Corp., 8.75%, 6/1/20 144A	1,145,000	1,185
	Molycorp, Inc., 10.00%, 6/1/20 144A	765,000	757
(d)	NewPage Corp., 10.00%, 5/1/12	1,870,000	51
(d)	NewPage Corp., 11.375%, 12/31/14	1,505,000	948
	Novelis, Inc., 7.25%, 2/15/15	1,428,000	1,435
(d)	Patriot Coal Corp., 8.25%, 4/30/18	780,000	394
	Peabody Energy Corp., 4.75%, 12/15/41	1,950,000	1,655
	Peabody Energy Corp., 6.00%, 11/15/18 144A	1,705,000	1,705
	Peabody Energy Corp., 6.25%, 11/15/21 144A	610,000	607
	Peabody Energy Corp., 6.50%, 9/15/20	765,000	782
	Quadra FNX Mining, Ltd., 7.75%, 6/15/19 144A	905,000	932
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 5.75%, 10/15/20 144A	1,345,000	1,345
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 6.875%, 2/15/21	205,000	216
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 7.125%, 4/15/19	1,340,000	1,414
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 7.75%, 10/15/16	905,000	944

Bonds (89.2%)	Shares/ $ Par	Value $ (000’s)

Basic Materials continued
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 7.875%, 8/15/19	485,000	524
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 8.25%, 2/15/21	1,330,000	1,320
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 9.00%, 4/15/19	1,070,000	1,091
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 9.875%, 8/15/19	1,010,000	1,074
Rockwood Specialties Group, Inc., 4.625%, 10/15/20	1,490,000	1,512
Sealed Air Corp., 8.125%, 9/15/19 144A	425,000	473
Sealed Air Corp., 8.375%, 9/15/21 144A	785,000	879
Severstal Columbus LLC, 10.25%, 2/15/18	940,000	940
Steel Dynamics, Inc., 6.125%, 8/15/19 144A	385,000	400
Steel Dynamics, Inc., 6.375%, 8/15/22 144A	385,000	398
Thompson Creek Metals Co., Inc., 7.375%, 6/1/18	305,000	247
TPC Group LLC, 8.25%, 10/1/17	490,000	529
United States Steel Corp., 7.375%, 4/1/20	930,000	925
Verso Paper Holdings LLC/Verso Paper, Inc., 8.75%, 2/1/19	430,000	206
Verso Paper Holdings LLC/Verso Paper, Inc., 11.75%, 1/15/19 144A	345,000	364

Total		49,529

Builders/Building Materials (0.7%)
KB Home, 7.25%, 6/15/18	610,000	657
KB Home, 9.10%, 9/15/17	720,000	815
USG Corp., 7.875%, 3/30/20 144A	575,000	622
Vulcan Materials Co., 6.40%, 11/30/17	760,000	823

Total		2,917

Capital Goods (1.0%)
Case New Holland, Inc., 7.875%, 12/1/17	1,015,000	1,190

Bonds (89.2%)	Shares/ $ Par	Value $ (000’s)

Capital Goods continued
CNH Capital LLC, 6.25%, 11/1/16 144A	485,000	527
JMC Steel Group, 8.25%, 3/15/18 144A	405,000	413
SPX Corp., 6.875%, 9/1/17	615,000	687
United Rentals North America, Inc., 10.875%, 6/15/16	905,000	1,007
UR Financing Escrow Corp., 5.75%, 7/15/18 144A	290,000	306
UR Financing Escrow Corp., 7.375%, 5/15/20 144A	405,000	436

Total		4,566

Consumer Products/Retailing (3.3%)
AutoNation, Inc., 5.50%, 2/1/20	540,000	576
Hanesbrands, Inc., 6.375%, 12/15/20	615,000	667
JC Penney Corp., Inc., 7.65%, 8/15/16	120,000	125
JC Penney Corp., Inc., 7.95%, 4/1/17	690,000	712
Levi Strauss & Co., 6.875%, 5/1/22	575,000	599
Levi Strauss & Co., 7.625%, 5/15/20	615,000	664
Limited Brands, Inc., 5.625%, 2/15/22	495,000	533
Limited Brands, Inc., 8.50%, 6/15/19	580,000	699
Revlon Consumer Products Corp., 9.75%, 11/15/15	675,000	714
Rite Aid Corp., 7.50%, 3/1/17	377,000	387
Rite Aid Corp., 9.25%, 3/15/20	820,000	841
Rite Aid Corp., 10.25%, 10/15/19	270,000	307
Rite Aid Corp., 10.375%, 7/15/16	470,000	497
Sally Holdings LLC/Sally Capital, Inc., 5.75%, 6/1/22	60,000	64
Sally Holdings LLC/Sally Capital, Inc., 6.875%, 11/15/19	425,000	473
Sinclair Television Group, Inc., 6.125%, 10/1/22 144A	1,195,000	1,197
Spectrum Brands Holdings, Inc., 9.50%, 6/15/18 144A	220,000	248
Spectrum Brands Holdings, Inc., 9.50%, 6/15/18	610,000	688
SUPERVALU, Inc., 7.50%, 11/15/14	1,005,000	965

High Yield Bond Portfolio

	Bonds (89.2%)	Shares/ $ Par	Value $ (000’s)

	Consumer Products/Retailing continued
	SUPERVALU, Inc., 8.00%, 5/1/16	1,420,000	1,267
	Toys R US Property Co. I LLC, 10.75%, 7/15/17	815,000	888
	Toys R US Property Co. II LLC, 8.50%, 12/1/17	810,000	873
	Toys R US, Inc.-Delaware, Inc., 7.375%, 9/1/16 144A	465,000	473

	Total		14,457

	Energy (17.5%)
	AmeriGas Finance LLC/AmeriGas Finance Corp., 6.75%, 5/20/20	915,000	977
	AmeriGas Partners LP/AmeriGas Finance Corp., 6.25%, 8/20/19	1,185,000	1,232
	Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp., 6.625%, 10/1/20 144A	420,000	427
(d)	ATP Oil & Gas Corp., 11.875%, 5/1/15	925,000	176
	Atwood Oceanics, Inc., 6.50%, 2/1/20	340,000	364
	Bill Barrett Corp., 7.00%, 10/15/22	860,000	884
	Bill Barrett Corp., 7.625%, 10/1/19	1,280,000	1,357
	Bristow Group, Inc., 6.25%, 10/15/22	300,000	307
	Carrizo Oil & Gas, Inc., 7.50%, 9/15/20	445,000	454
	Carrizo Oil & Gas, Inc., 8.625%, 10/15/18	1,000,000	1,072
	Chaparral Energy, Inc., 8.25%, 9/1/21	615,000	664
	Chesapeake Energy Corp., 2.50%, 5/15/37	1,640,000	1,482
	Chesapeake Energy Corp., 6.125%, 2/15/21	1,400,000	1,410
	Chesapeake Energy Corp., 6.875%, 11/15/20	1,255,000	1,324
	Chesapeake Energy Corp., 7.25%, 12/15/18	750,000	806
	Chesapeake Energy Corp., 9.50%, 2/15/15	765,000	842
	Chesapeake Midstream Partners LP/CHKM Finance Corp., 6.125%, 7/15/22	685,000	724

Bonds (89.2%)	Shares/ $ Par	Value $ (000’s)

Energy continued
Chesapeake Oilfield Operating LLC/Chesapeake Oilfield Finance, Inc., 6.625%, 11/15/19 144A	425,000	408
Cimarex Energy Co., 5.875%, 5/1/22	960,000	1,013
CITGO Petroleum Corp., 11.50%, 7/1/17 144A	570,000	655
Compagnie Generale de Geophysique-Veritas, 9.50%, 5/15/16	905,000	977
Comstock Resources, Inc., 7.75%, 4/1/19	615,000	618
Comstock Resources, Inc., 9.50%, 6/15/20	955,000	1,027
Concho Resources, Inc., 5.50%, 4/1/23	585,000	611
Concho Resources, Inc., 7.00%, 1/15/21	615,000	689
Continental Resources, Inc., 5.00%, 9/15/22 144A	1,235,000	1,291
Crosstex Energy LP/Crosstex Energy Finance Corp., 8.875%, 2/15/18	1,200,000	1,284
Denbury Resources, Inc., 8.25%, 2/15/20	947,000	1,068
Drill Rigs Holdings, Inc., 6.50%, 10/1/17 144A	1,015,000	1,009
El Paso Corp., 7.25%, 6/1/18	590,000	679
El Paso Corp., 7.75%, 1/15/32	1,095,000	1,275
Energy Transfer Equity LP, 7.50%, 10/15/20	1,580,000	1,793
EP Energy LLC/Everest Acquisition Finance, Inc., 7.75%, 9/1/22 144A	290,000	296
Everest Acquisition LLC/Everest Acquisition Finance, Inc., 9.375%, 5/1/20 144A	1,435,000	1,564
Exterran Holdings, Inc., 7.25%, 12/1/18	1,115,000	1,174
Forest Oil Corp., 7.25%, 6/15/19	725,000	720
Forest Oil Corp., 7.50%, 9/15/20 144A	620,000	615
Hiland Partners LP/Hiland Partners Finance Corp., 7.25%, 10/1/20 144A	300,000	312

Bonds (89.2%)	Shares/ $ Par	Value $ (000’s)

Energy continued
Hilcorp Energy I LP/Hilcorp Finance Co., 7.625%, 4/15/21 144A	485,000	533
Hilcorp Energy I LP/Hilcorp Finance Co., 8.00%, 2/15/20 144A	940,000	1,046
Hornbeck Offshore Services, Inc., 5.875%, 4/1/20	345,000	351
Key Energy Services, Inc., 6.75%, 3/1/21	875,000	888
Kodiak Oil & Gas Corp., 8.125%, 12/1/19 144A	855,000	906
Linn Energy LLC/Linn Energy Finance Corp., 6.25%, 11/1/19 144A	1,155,000	1,149
Linn Energy LLC/Linn Energy Finance Corp., 6.50%, 5/15/19 144A	1,440,000	1,440
Linn Energy LLC/Linn Energy Finance Corp., 7.75%, 2/1/21	730,000	772
Magnum Hunter Resources Corp., 9.75%, 5/15/20 144A	1,235,000	1,260
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 5.50%, 2/15/23	985,000	1,032
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 6.25%, 6/15/22	545,000	586
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 6.75%, 11/1/20	615,000	666
MEG Energy Corp., 6.375%, 1/30/23 144A	870,000	929
Newfield Exploration Co., 5.625%, 7/1/24	375,000	416
Newfield Exploration Co., 7.125%, 5/15/18	975,000	1,029
NGPL PipeCo LLC, 9.625%, 6/1/19 144A	285,000	325
Oasis Petroleum, Inc., 6.50%, 11/1/21	1,090,000	1,150
Offshore Group Investments, Ltd., 11.50%, 8/1/15	1,210,000	1,337
OGX Petroleo e Gas Participacoes SA, 8.50%, 6/1/18 144A	1,695,000	1,525
Oil States International, Inc., 6.50%, 6/1/19	605,000	643

High Yield Bond Portfolio

Bonds (89.2%)	Shares/ $ Par	Value $ (000’s)

Energy continued
PBF Holding Co. LLC/PBF Finance Corp., 8.25%, 2/15/20 144A	1,125,000	1,181
Penn Virginia Resource Partners LP, 8.375%, 6/1/20 144A	860,000	888
Plains Exploration & Production Co., 6.125%, 6/15/19	1,150,000	1,159
Plains Exploration & Production Co., 6.625%, 5/1/21	850,000	863
Plains Exploration & Production Co., 6.75%, 2/1/22	565,000	573
Plains Exploration & Production Co., 8.625%, 10/15/19	745,000	831
QEP Resources, Inc., 5.25%, 5/1/23	590,000	603
QEP Resources, Inc., 6.875%, 3/1/21	1,130,000	1,277
Range Resources Corp., 5.00%, 8/15/22	575,000	607
Range Resources Corp., 5.75%, 6/1/21	725,000	779
Regency Energy Partners LP/Regency Energy Finance Corp., 5.50%, 4/15/23	420,000	425
Rosetta Resources, Inc., 9.50%, 4/15/18	615,000	680
Samson Investment Co., 9.75%, 2/15/20 144A	1,890,000	1,947
SandRidge Energy, Inc., 7.50%, 3/15/21 144A	465,000	479
SandRidge Energy, Inc., 7.50%, 3/15/21	570,000	587
SandRidge Energy, Inc., 7.50%, 2/15/23 144A	580,000	597
SandRidge Energy, Inc., 8.00%, 6/1/18 144A	470,000	493
SandRidge Energy, Inc., 9.875%, 5/15/16	910,000	992
SESI LLC, 6.375%, 5/1/19	965,000	1,033
SESI LLC, 6.875%, 6/1/14	573,000	573
SM Energy Co., 6.50%, 11/15/21	460,000	488
SM Energy Co., 6.50%, 1/1/23 144A	335,000	352
SM Energy Co., 6.625%, 2/15/19	610,000	644
Swift Energy Co., 8.875%, 1/15/20	900,000	972

Bonds (89.2%)	Shares/ $ Par	Value $ (000’s)

Energy continued
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 6.375%, 8/1/22 144A	540,000	572
Tesoro Corp., 4.25%, 10/1/17	395,000	407
Tesoro Corp., 5.375%, 10/1/22	395,000	407
Tesoro Logistics LP/Tesoro Logistics Finance Corp., 5.875%, 10/1/20 144A	420,000	430
Trinidad Drilling, Ltd., 7.875%, 1/15/19 144A	925,000	999
Unit Corp., 6.625%, 5/15/21 144A	695,000	718
Venoco, Inc., 8.875%, 2/15/19	740,000	644
W&T Offshore, Inc., 8.50%, 6/15/19	905,000	986
WPX Energy, Inc., 5.25%, 1/15/17	545,000	589
WPX Energy, Inc., 6.00%, 1/15/22	685,000	736

Total		77,074

Financials (9.0%)
AerCap Aviation Solutions BV, 6.375%, 5/30/17 144A	690,000	725
Air Lease Corp., 5.625%, 4/1/17 144A	1,915,000	1,953
Aircastle, Ltd., 6.75%, 4/15/17	920,000	991
Aircastle, Ltd., 7.625%, 4/15/20	285,000	316
Ally Financial, Inc., 4.625%, 6/26/15	845,000	867
Ally Financial, Inc., 5.50%, 2/15/17	990,000	1,035
Ally Financial, Inc., 7.50%, 9/15/20	925,000	1,061
Ally Financial, Inc., 8.00%, 3/15/20	2,070,000	2,422
AmSouth Bank, 5.20%, 4/1/15	930,000	967
AWAS Aviation Capital, Ltd., 7.00%, 10/17/16 144A	1,754,800	1,860
CIT Group, Inc., 4.25%, 8/15/17	1,160,000	1,204
CIT Group, Inc., 4.75%, 2/15/15 144A	1,300,000	1,355
CIT Group, Inc., 5.00%, 5/15/17	575,000	614
CIT Group, Inc., 5.00%, 8/15/22	870,000	905
CIT Group, Inc., 5.25%, 3/15/18	1,915,000	2,054
CIT Group, Inc., 5.375%, 5/15/20	765,000	828

Bonds (89.2%)	Shares/ $ Par	Value $ (000’s)

Financials continued
CIT Group, Inc., 5.50%, 2/15/19 144A	535,000	579
DuPont Fabros Technology LP, 8.50%, 12/15/17	560,000	617
E*TRADE Financial Corp., 6.75%, 6/1/16	605,000	637
E*TRADE Financial Corp., 7.875%, 12/1/15	1,320,000	1,345
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 7.75%, 1/15/16	410,000	427
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 8.00%, 1/15/18	965,000	1,035
International Lease Finance Corp., 5.75%, 5/15/16	660,000	700
International Lease Finance Corp., 6.25%, 5/15/19	660,000	710
International Lease Finance Corp., 7.125%, 9/1/18 144A	1,325,000	1,544
International Lease Finance Corp., 8.625%, 9/15/15	1,235,000	1,406
International Lease Finance Corp., 8.75%, 3/15/17	1,840,000	2,153
International Lease Finance Corp., 8.875%, 9/1/17	925,000	1,091
JPMorgan Chase & Co., 7.90%, 4/29/49	1,120,000	1,272
Regions Financial Corp., 7.75%, 11/10/14	1,795,000	1,997
SLM Corp., 6.00%, 1/25/17	880,000	958
SLM Corp., 8.00%, 3/25/20	965,000	1,115
SLM Corp., 8.45%, 6/15/18	970,000	1,136
VPI Escrow Corp., 6.375%, 10/15/20 144A	1,390,000	1,418
Wells Fargo & Co., 7.98%, 12/31/49	560,000	643

Total		39,940

Foods (2.3%)
Bumble Bee Acquisition Corp., 9.00%, 12/15/17 144A	875,000	916
Constellation Brands, Inc., 6.00%, 5/1/22	220,000	250
Constellation Brands, Inc., 7.25%, 9/1/16	635,000	727
Cott Beverages, Inc., 8.125%, 9/1/18	615,000	683

High Yield Bond Portfolio

Bonds (89.2%)	Shares/ $ Par	Value $ (000’s)

Foods continued
Cott Beverages, Inc., 8.375%, 11/15/17	905,000	992
Dean Foods Co., 7.00%, 6/1/16	820,000	886
Dean Foods Co., 9.75%, 12/15/18	820,000	935
Dole Food Co., Inc., 8.00%, 10/1/16 144A	675,000	706
Dole Food Co., Inc., 13.875%, 3/15/14	399,000	449
JBS Finance II, Ltd., 8.25%, 1/29/18 144A	630,000	643
JBS USA LLC/JBS USA Finance, Inc., 7.25%, 6/1/21 144A	725,000	682
Pilgrim’s Pride Corp., 7.875%, 12/15/18	885,000	843
Smithfield Foods, Inc., 6.625%, 8/15/22	785,000	814
TreeHouse Foods, Inc., 7.75%, 3/1/18	500,000	546

Total		10,072

Gaming/Leisure/Lodging (4.4%)
AMC Entertainment, Inc., 8.75%, 6/1/19	910,000	1,003
AMC Entertainment, Inc., 9.75%, 12/1/20	980,000	1,104
Caesar’s Entertainment Operating Co., Inc., 8.50%, 2/15/20 144A	1,265,000	1,265
Caesar’s Entertainment Operating Co., Inc., 12.75%, 4/15/18	1,645,000	1,217
Chester Downs & Marina LLC, 9.25%, 2/1/20 144A	770,000	774
Choice Hotels International, Inc., 5.75%, 7/1/22	560,000	610
The Geo Group, Inc., 6.625%, 2/15/21	460,000	492
The Geo Group, Inc., 7.75%, 10/15/17	620,000	668
Harrah’s Operating Co., 10.00%, 12/15/18	1,138,000	745
Harrah’s Operating Co., 11.25%, 6/1/17	1,210,000	1,301
Host Hotels & Resorts LP, 5.875%, 6/15/19	180,000	198
MGM Resorts International, 6.75%, 10/1/20 144A	1,195,000	1,195
MGM Resorts International, 7.625%, 1/15/17	685,000	726
MGM Resorts International, 7.75%, 3/15/22	565,000	591
MGM Resorts International, 8.625%, 2/1/19 144A	855,000	932

Bonds (89.2%)	Shares/ $ Par	Value $ (000’s)

Gaming/Leisure/Lodging continued
MGM Resorts International, 9.00%, 3/15/20	745,000	831
MGM Resorts International, 11.125%, 11/15/17	730,000	808
Penn National Gaming, Inc., 8.75%, 8/15/19	545,000	610
Regal Entertainment Group, 9.125%, 8/15/18	730,000	816
Scientific Games International, Inc., 6.25%, 9/1/20 144A	980,000	985
Scientific Games International, Inc., 9.25%, 6/15/19	340,000	377
Seminole Indian Tribe of Florida, 7.75%, 10/1/17 144A	300,000	329
Speedway Motorsports, Inc., 6.75%, 2/1/19	430,000	457
Speedway Motorsports, Inc., 8.75%, 6/1/16	680,000	735
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 7.875%, 5/1/20	500,000	550

Total		19,319

Health Care/Pharmaceuticals (8.2%)
Alere, Inc., 8.625%, 10/1/18	925,000	971
Biomet, Inc., 6.50%, 8/1/20 144A	825,000	855
Biomet, Inc., 6.50%, 10/1/20 144A	2,245,000	2,200
Centene Corp., 5.75%, 6/1/17	880,000	942
CHS/Community Health Systems, Inc., 5.125%, 8/15/18	575,000	597
CHS/Community Health Systems, Inc., 7.125%, 7/15/20	870,000	928
CHS/Community Health Systems, Inc., 8.00%, 11/15/19	2,170,000	2,382
Elan Finance PLC/Elan Finance Corp., 6.25%, 10/15/19 144A	1,295,000	1,305
Endo Pharmaceuticals Holdings, Inc., 7.00%, 7/15/19	340,000	366
Endo Pharmaceuticals Holdings, Inc., 7.25%, 1/15/22	605,000	653
Fresenius Medical Care US Finance II, Inc., 5.625%, 7/31/19 144A	1,210,000	1,289
Fresenius Medical Care US Finance II, Inc., 5.875%, 1/31/22 144A	335,000	358

Bonds (89.2%)	Shares/ $ Par	Value $ (000’s)

Health Care/Pharmaceuticals continued
Fresenius Medical Care US Finance II, Inc., 6.50%, 9/15/18 144A	245,000	276
HCA Holdings, Inc., 7.75%, 5/15/21	1,230,000	1,341
HCA, Inc., 5.875%, 3/15/22	1,730,000	1,875
HCA, Inc., 6.50%, 2/15/20	1,400,000	1,557
HCA, Inc., 7.25%, 9/15/20	1,595,000	1,786
HCA, Inc., 7.875%, 2/15/20	680,000	764
HCA, Inc., 8.00%, 10/1/18	730,000	843
HCA, Inc., 8.50%, 4/15/19	680,000	767
HCA, Inc., 9.875%, 2/15/17	87,000	94
Health Management Associates, Inc., 6.125%, 4/15/16	1,110,000	1,210
Health Management Associates, Inc., 7.375%, 1/15/20 144A	570,000	618
Hologic, Inc., 6.25%, 8/1/20 144A	230,000	244
MPT Operating Partnership LP/MPT Finance Corp., 6.375%, 2/15/22	810,000	859
MPT Operating Partnership LP/MPT Finance Corp., 6.875%, 5/1/21	885,000	965
Mylan, Inc./PA, 6.00%, 11/15/18 144A	925,000	981
Mylan, Inc./PA, 7.625%, 7/15/17 144A	305,000	338
Mylan, Inc./PA, 7.875%, 7/15/20 144A	185,000	208
Patheon, Inc., 8.625%, 4/15/17 144A	165,000	167
Prospect Medical Holdings, Inc., 8.375%, 5/1/19 144A	690,000	731
Service Corp. International, 7.00%, 5/15/19	430,000	475
Service Corp. International, 8.00%, 11/15/21	225,000	274
Tenet Healthcare Corp., 6.25%, 11/1/18	915,000	1,009
Tenet Healthcare Corp., 8.875%, 7/1/19	930,000	1,051
Valeant Pharmaceuticals International, 6.50%, 7/15/16 144A	1,045,000	1,096
Valeant Pharmaceuticals International, 6.75%, 10/1/17 144A	1,465,000	1,560

High Yield Bond Portfolio

	Bonds (89.2%)	Shares/ $ Par	Value $ (000’s)

	Health Care/Pharmaceuticals continued
	Valeant Pharmaceuticals International, 6.875%, 12/1/18 144A	1,585,000	1,668
	Vanguard Health Systems, Inc., 0.00%, 2/1/16	17,000	12
	Warner Chilcott Co. LLC/Warner Chilcott Finance LLC, 7.75%, 9/15/18	655,000	699

	Total		36,314

	Media (9.3%)
	Bresnan Broadband Holdings LLC, 8.00%, 12/15/18 144A	245,000	268
	Cablevision Systems Corp., 7.75%, 4/15/18	615,000	681
	CCH II LLC/CCH II Capital Corp., 13.50%, 11/30/16	1,229,401	1,334
	CCO Holdings LLC/CCO Holdings Capital Corp., 6.50%, 4/30/21	1,125,000	1,204
	CCO Holdings LLC/CCO Holdings Capital Corp., 7.00%, 1/15/19	1,515,000	1,640
	CCO Holdings LLC/CCO Holdings Capital Corp., 7.25%, 10/30/17	825,000	899
	CCO Holdings LLC/CCO Holdings Capital Corp., 7.375%, 6/1/20	570,000	636
	CCO Holdings LLC/CCO Holdings Capital Corp., 7.875%, 4/30/18	340,000	368
	Cequel Communications Holdings I LLC and Cequel Capital Corp., 8.625%, 11/15/17 144A	1,670,000	1,783
	Clear Channel Worldwide Holdings, Inc., 7.625%, 3/15/20	700,000	679
	Clear Channel Worldwide Holdings, Inc., 9.25%, 12/15/17	865,000	932
	CSC Holdings LLC, 6.75%, 11/15/21 144A	565,000	623
	CSC Holdings LLC, 7.625%, 7/15/18	870,000	1,003
	CSC Holdings LLC, 7.875%, 2/15/18	870,000	1,005
	CSC Holdings LLC, 8.625%, 2/15/19	445,000	527
(c)	Dex One Corp., 14.00%, 1/29/17	1,177,885	436

Bonds (89.2%)	Shares/ $ Par	Value $ (000’s)

Media continued
DISH DBS Corp., 5.875%, 7/15/22 144A	775,000	794
DISH DBS Corp., 6.75%, 6/1/21	1,210,000	1,319
DISH DBS Corp., 7.125%, 2/1/16	1,310,000	1,447
DISH DBS Corp., 7.875%, 9/1/19	1,760,000	2,046
Gannett Co., Inc., 9.375%, 11/15/17	505,000	569
Hughes Satellite Systems Corp., 6.50%, 6/15/19	965,000	1,033
Hughes Satellite Systems Corp., 7.625%, 6/15/21	605,000	670
Inmarsat Finance PLC, 7.375%, 12/1/17 144A	285,000	308
Intelsat Jackson Holdings SA, 7.25%, 4/1/19	1,050,000	1,134
Intelsat Jackson Holdings SA, 7.25%, 10/15/20	770,000	830
Intelsat Jackson Holdings SA, 8.50%, 11/1/19	1,020,000	1,153
Intelsat Jackson Holdings SA, 11.25%, 6/15/16	464,000	484
Intelsat Luxembourg SA, 11.50%, 2/4/17	1,935,000	2,051
Mediacom LLC/Mediacom Capital Corp., 9.125%, 8/15/19	325,000	359
Nielsen Finance LLC/Nielsen Finance Co., 7.75%, 10/15/18	605,000	682
Nielsen Finance LLC/Nielsen Finance Co., 11.50%, 5/1/16	256,000	286
QVC, Inc., 5.125%, 7/2/22 144A	260,000	275
QVC, Inc., 7.375%, 10/15/20 144A	410,000	456
QVC, Inc., 7.50%, 10/1/19 144A	1,530,000	1,693
Sirius XM Radio, Inc., 5.25%, 8/15/22 144A	290,000	288
Starz LLC/Starz Finance Corp., 5.00%, 9/15/19 144A	295,000	302
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 8.125%, 12/1/17 144A	1,575,000	1,693
Univision Communications, Inc., 6.75%, 9/15/22 144A	715,000	715

	Bonds (89.2%)	Shares/ $ Par	Value $ (000’s)

	Media continued
	Univision Communications, Inc., 7.875%, 11/1/20 144A	800,000	856
	UPCB Finance III, Ltd., 6.625%, 7/1/20 144A	985,000	1,032
	UPCB Finance V, Ltd., 7.25%, 11/15/21 144A	340,000	370
	Videotron Ltee, 5.00%, 7/15/22	960,000	1,003
	Virgin Media Finance PLC, 8.375%, 10/15/19	675,000	768
	WM Finance Corp., 11.50%, 10/1/18	1,065,000	1,198
	XM Satellite Radio, Inc., 7.625%, 11/1/18 144A	930,000	1,028

	Total		40,860

	Other Holdings (–%)
(n)	General Motors Co. Escrow, 7.20%, 1/15/13	380,000	-
(n)	General Motors Co. Escrow, 8.375%, 7/15/33	3,515,000	-

	Total		-

	Services (0.5%)
(c)	ARAMARK Holdings Corp., 8.625%, 5/1/16 144A	300,000	308
	Clean Harbors, Inc., 5.25%, 8/1/20 144A	550,000	567
	Mobile Mini, Inc., 7.875%, 12/1/20	615,000	667
	Trans Union LLC/TransUnion Financing Corp., 11.375%, 6/15/18	610,000	718

	Total		2,260

	Technology (4.6%)
	Advanced Micro Devices, Inc., 7.50%, 8/15/22 144A	405,000	391
	Amkor Technology, Inc., 6.375%, 10/1/22 144A	475,000	468
	Amkor Technology, Inc., 6.625%, 6/1/21	965,000	979
	Equinix, Inc., 7.00%, 7/15/21	215,000	241
	Equinix, Inc., 8.125%, 3/1/18	1,245,000	1,382
	First Data Corp., 6.75%, 11/1/20 144A	1,450,000	1,441
	First Data Corp., 7.375%, 6/15/19 144A	870,000	897
	First Data Corp., 8.25%, 1/15/21 144A	740,000	738
	First Data Corp., 9.875%, 9/24/15	1,930,000	1,969

High Yield Bond Portfolio

	Bonds (89.2%)	Shares/ $ Par	Value $ (000’s)

	Technology continued
(c)	First Data Corp., 10.55%, 9/24/15	1,214,022	1,243
	Freescale Semiconductor, Inc., 9.25%, 4/15/18 144A	1,140,000	1,240
	Freescale Semiconductor, Inc., 10.125%, 3/15/18 144A	1,105,000	1,215
	Iron Mountain, Inc., 7.75%, 10/1/19	1,060,000	1,193
	Iron Mountain, Inc., 8.375%, 8/15/21	125,000	138
	Jabil Circuit, Inc., 4.70%, 9/15/22	195,000	194
	MEMC Electronic Materials, Inc., 7.75%, 4/1/19	800,000	656
	NCR Corp., 5.00%, 7/15/22 144A	240,000	242
	Nuance Communications, Inc., 5.375%, 8/15/20 144A	290,000	299
	Seagate HDD Cayman, 6.875%, 5/1/20	735,000	784
	Seagate HDD Cayman, 7.75%, 12/15/18	1,230,000	1,359
	SunGard Data Systems, Inc., 7.375%, 11/15/18	1,050,000	1,126
	SunGard Data Systems, Inc., 7.625%, 11/15/20	925,000	1,004
	West Corp., 8.625%, 10/1/18	615,000	646
	West Corp., 11.00%, 10/15/16	415,000	432

	Total		20,277

	Telecommunications (8.4%)
	Cincinnati Bell, Inc., 8.25%, 10/15/17	660,000	705
	Clearwire Communications LLC/Clearwire Finance, Inc., 8.25%, 12/1/40 144A	725,000	523
	Clearwire Communications LLC/Clearwire Finance, Inc., 12.00%, 12/1/15 144A	965,000	955
	Clearwire Communications LLC/Clearwire Finance, Inc., 14.75%, 12/1/16 144A	935,000	1,015
	Cricket Communications, Inc., 7.75%, 10/15/20	2,840,000	2,769
	Cricket Communications, Inc., 10.00%, 7/15/15	920,000	968

	Bonds (89.2%)	Shares/ $ Par	Value $ (000’s)

	Telecommunications continued
	Digicel Group, Ltd., 8.25%, 9/30/20 144A	395,000	415
	Frontier Communications Corp., 8.125%, 10/1/18	610,000	686
	Frontier Communications Corp., 8.25%, 4/15/17	1,305,000	1,481
	Frontier Communications Corp., 8.50%, 4/15/20	825,000	932
	Frontier Communications Corp., 8.75%, 4/15/22	825,000	936
	Frontier Communications Corp., 9.25%, 7/1/21	575,000	666
	GCI, Inc., 8.625%, 11/15/19	1,130,000	1,220
	MetroPCS Wireless, Inc., 6.625%, 11/15/20	1,135,000	1,189
	MetroPCS Wireless, Inc., 7.875%, 9/1/18	1,050,000	1,134
	NII Capital Corp., 7.625%, 4/1/21	1,705,000	1,356
	NII Capital Corp., 8.875%, 12/15/19	1,715,000	1,441
	PAETEC Holding Corp., 8.875%, 6/30/17	450,000	488
	SBA Communications Corp., 5.625%, 10/1/19 144A	715,000	728
	SBA Telecommunications, Inc., 5.75%, 7/15/20 144A	580,000	609
	SBA Telecommunications, Inc., 8.25%, 8/15/19	308,000	344
	Sprint Capital Corp., 6.90%, 5/1/19	1,185,000	1,229
	Sprint Nextel Corp., 6.00%, 12/1/16	1,565,000	1,612
	Sprint Nextel Corp., 7.00%, 3/1/20 144A	575,000	644
	Sprint Nextel Corp., 7.00%, 8/15/20	2,320,000	2,413
	Sprint Nextel Corp., 8.375%, 8/15/17	2,160,000	2,403
	Sprint Nextel Corp., 9.00%, 11/15/18 144A	1,020,000	1,224
	Sprint Nextel Corp., 9.125%, 3/1/17	575,000	651
	Sprint Nextel Corp., 11.50%, 11/15/21	1,140,000	1,428
	TW Telecom Holdings, Inc., 5.375%, 10/1/22 144A	160,000	163
(c)	Wind Acquisition Holding Finance SA, 12.25%, 7/15/17 144A	1,182,405	934

Bonds (89.2%)	Shares/ $ Par	Value $ (000’s)

Telecommunications continued
Windstream Corp., 7.00%, 3/15/19	680,000	694
Windstream Corp., 7.75%, 10/15/20	1,645,000	1,764
Windstream Corp., 7.875%, 11/1/17	1,075,000	1,201

Total		36,920

Transportation (0.3%)
Continental Airlines, Inc., 6.75%, 9/15/15 144A	615,000	645
Kansas City Southern de Mexico SAB de CV, 8.00%, 2/1/18	480,000	535

Total		1,180

Utilities (3.6%)
The AES Corp., 7.75%, 10/15/15	1,495,000	1,689
The AES Corp., 8.00%, 10/15/17	585,000	676
The AES Corp., 8.00%, 6/1/20	1,170,000	1,360
Calpine Corp., 7.50%, 2/15/21 144A	925,000	999
Calpine Corp., 7.875%, 7/31/20 144A	1,785,000	1,950
DPL, Inc., 6.50%, 10/15/16 144A	1,520,000	1,668
DPL, Inc., 7.25%, 10/15/21 144A	510,000	581
Elwood Energy LLC, 8.159%, 7/5/26	1,053,302	1,058
Mirant Americas Generation LLC, 8.50%, 10/1/21	570,000	620
NRG Energy, Inc., 7.625%, 1/15/18	1,765,000	1,911
NRG Energy, Inc., 7.625%, 5/15/19	1,210,000	1,283
NRG Energy, Inc., 8.25%, 9/1/20	230,000	251
NSG Holdings LLC/NSG Holdings, Inc., 7.75%, 12/15/25 144A	705,000	733
Puget Energy, Inc., 5.625%, 7/15/22 144A	950,000	1,007

Total		15,786

Total Bonds
(Cost: $372,990)		393,196

Bank Loan Obligations (1.6%)

Bank Loan Obligations (1.6%)
Allison Transmission, Inc., 3.608%, due 8/23/19	1,000,000	1,002

High Yield Bond Portfolio

	Bank Loan Obligations (1.6%)	Shares/ $ Par	Value $ (000’s)

	Bank Loan Obligations continued
	AOT Bedding Super Holdings LLC, 4.108%, due 8/29/19	1,000,000	995
	Chrysler Group LLC, 5.108%, due 5/24/17	1,250,000	1,274
	Davita, Inc., 3.358%, due 8/24/19	1,500,000	1,501
	Navistar, Inc., 7.00%, due 8/17/17	1,250,000	1,267
	Warner Chilcott Corp., 4.25%, due 3/15/18	1,250,000	1,250

	Total Bank Loan Obligations
	(Cost: $7,269)		7,289

	Short-Term Investments (9.7%)

	Commercial Banks US (1.1%)
	Bank of America NA, 0.20%, 10/26/12	5,000,000	5,000

	Total		5,000

	Conglomerate/Diversified Manufacturing (1.2%)
	General Electric Co., 0.05%, 10/9/12	5,000,000	5,000

	Total		5,000

	Finance Services (0.9%)
	Alpine Securitization Corp., 0.20%, 10/18/12	4,000,000	4,000

	Total		4,000

	Food Processors (1.2%)
	General Mills, Inc., 0.25%, 10/2/12	5,000,000	5,000

	Total		5,000

	Oil and Gas (2.3%)
	Devon Energy Corp., 0.25%, 10/5/12	5,000,000	4,999
	Marathon Oil Corp., 0.33%, 10/3/12	5,000,000	5,000

	Total		9,999

	Restaurants (0.8%)
(b)	Darden Restaurants, Inc., 0.29%, 10/1/12	3,600,000	3,600

	Total		3,600

	Retail Stores (1.1%)
	Wal-Mart Stores, Inc., 0.11%, 10/22/12	5,000,000	5,000

	Total		5,000

	Short Term Business Credit (1.1%)
	Sheffield Receivables Corp., 0.17%, 10/25/12	5,000,000	4,999

	Total		4,999

	Total Short-Term Investments
	(Cost: $42,598)		42,598

Short-Term Investments (9.7%)	Shares/ $ Par	Value $ (000’s)

Total Investments (101.6%)
(Cost: $427,573)(a)		448,208

Other Assets, Less
Liabilities (-1.6%)		(7,211)

Net Assets (100.0%)		440,997

High Yield Bond Portfolio

*	Non-Income Producing

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2012 the value of these securities (in thousands) was $119,819 representing 27.2% of the net assets.

(a)	At September 30, 2012 the aggregate cost of securities for federal tax purposes (in thousands) was $427,573 and the net unrealized appreciation of investments based on that cost was $20,635 which is comprised of $28,134 aggregate gross unrealized appreciation and $7,499 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(b)	All or a portion of the securities have been pledged as collateral for when-issued securities.

(c)	PIK — Payment In Kind

(d)	Defaulted Security

(m)	Amount is less than one thousand.

(n)	Security valued in good faith by the Board of Directors.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2012.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks	$998	$-	$10
Preferred Stocks	-	4,117	-
Corporate Bonds	-	393,196	-
Bank Loan Obligations	-	7,289	-
Short-Term Investments	-	42,598	-
Total	$998	$447,200	$10

Multi-Sector Bond Portfolio

Schedule of Investments

September 30, 2012 (unaudited)

Convertible Corporate Bonds (0.1%)	Shares/ $ Par	Value $ (000’s)

Oil and Gas (0.1%)
Transocean, Inc., 1.50%, 12/15/37	300,000	300

Total		300

Total Convertible Corporate Bonds
(Cost: $291)		300

Corporate Bonds (64.1%)

Aerospace/Defense (1.2%)
American Airlines Pass Through Trust, Series 2009-1, Class A, 10.375%, 7/2/19	85,784	93
American Airlines Pass Through Trust, Series 2011-1, Class A, 5.25%, 1/31/21	189,455	199
American Airlines Pass Through Trust, Series 2011-2, Class A, 8.625%, 10/15/21	388,191	418
Continental Airlines Pass Through Trust, Series 2009-2, Class A, 7.25%, 11/10/19	270,524	309
Continental Airlines Pass Through Trust, Series 2010-1, Class A, 4.75%, 1/12/21	95,434	102
Delta Air Lines Pass Through Trust, Series 2009-1, Class A, 7.75%, 12/17/19	246,387	282
Delta Air Lines Pass Through Trust, Series 2012-1, Class A, 4.75%, 5/7/20	500,000	518
United Airlines Pass Through Trust, Series 2009-2, Class A, 9.75%, 1/15/17	318,933	365
US Airways Pass-Through Trust, 5.90%, 10/1/24	1,500,000	1,586
Waha Aerospace BV, 3.925%, 7/28/20 144A	240,000	258

Total		4,130

Autos/Vehicle Parts (1.2%)
Ford Motor Credit Co. LLC, 2.75%, 5/15/15	300,000	306
Ford Motor Credit Co. LLC, 3.875%, 1/15/15	200,000	209
Ford Motor Credit Co. LLC, 7.00%, 4/15/15	900,000	1,008

	Corporate Bonds (64.1%)	Shares/ $ Par	Value $ (000’s)

	Autos/Vehicle Parts continued
	Ford Motor Credit Co. LLC, 8.00%, 6/1/14	400,000	442
(k)	Ford Motor Credit Co. LLC, 8.70%, 10/1/14	1,800,000	2,043
	Meritor, Inc., 8.125%, 9/15/15	165,000	173

	Total		4,181

	Banking (8.8%)
	Abbey National Treasury Services PLC, 2.028%, 4/25/14	600,000	595
	Banco Bradesco SA, 2.536%, 5/16/14 144A	1,000,000	1,007
	Banco do Brasil SA, 2.219%, 2/15/13	300,000	300
	Banco do Brasil SA, 6.00%, 1/22/20 144A	200,000	236
	Banco Mercantil del Norte SA, 4.375%, 7/19/15 144A	100,000	105
	Banco Santander Brasil SA, 2.485%, 3/18/14 144A	400,000	393
	Banco Santander Brasil SA, 4.25%, 1/14/16 144A	800,000	816
	Banco Santander Chile, 3.875%, 9/20/22 144A	1,000,000	1,003
	Banco Votorantim SA, 5.25%, 2/11/16 144A	600,000	636
	Bank of America Corp., 5.75%, 12/1/17	500,000	575
	Bank of America Corp., 6.00%, 9/1/17	120,000	139
	BBVA Bancomer SA/Texas, 4.50%, 3/10/16	1,000,000	1,055
(k)	The Bear Stearns LLC, 7.25%, 2/1/18	2,400,000	2,995
	Cantor Fitzgerald LP, 7.875%, 10/15/19 144A	1,500,000	1,549
	Citigroup, Inc., 6.125%, 5/15/18	772,000	914
	The Export-Import Bank of Korea, 3.75%, 10/20/16	700,000	757
	The Export-Import Bank of Korea, 4.00%, 1/29/21	200,000	218
	The Export-Import Bank of Korea, 4.375%, 9/15/21	1,200,000	1,345
	The Export-Import Bank of Korea, 5.125%, 6/29/20	250,000	292

	Corporate Bonds (64.1%)	Shares/ $ Par	Value $ (000’s)

	Banking continued
	The Goldman Sachs Group, Inc., 5.25%, 7/27/21	400,000	441
	The Goldman Sachs Group, Inc., 6.15%, 4/1/18	500,000	584
	The Goldman Sachs Group, Inc., 6.75%, 10/1/37	450,000	482
(k)	The Goldman Sachs Group, Inc., 7.50%, 2/15/19	2,300,000	2,852
	HSBC Bank PLC, 4.125%, 8/12/20 144A	800,000	881
	Intesa Sanpaolo SpA, 2.831%, 2/24/14 144A	1,600,000	1,576
	Macquarie Group, Ltd., 6.25%, 1/14/21 144A	300,000	325
	Merrill Lynch & Co., Inc., 6.875%, 4/25/18	1,500,000	1,797
	Morgan Stanley, 5.625%, 9/23/19	400,000	437
	Morgan Stanley, 5.95%, 12/28/17	200,000	225
	Morgan Stanley, 6.00%, 4/28/15	500,000	542
(k)	Morgan Stanley, 7.30%, 5/13/19	2,800,000	3,304
	Rabobank Nederland NV, 11.00%, 12/29/49 144A	200,000	263
	RSHB Capital SA for OJSC Russian Agricultural Bank, 7.125%, 1/14/14	500,000	529
	Turkiye Garanti Bankasi AS, 2.955%, 4/20/16 144A	200,000	191

	Total		29,359

	Basic Materials (4.5%)
	Berry Plastics Corp., 5.205%, 2/15/15	300,000	301
	Berry Plastics Corp., 8.25%, 11/15/15	400,000	419
	Celanese US Holdings LLC, 6.625%, 10/15/18	100,000	110
	CONSOL Energy, Inc., 8.00%, 4/1/17	1,500,000	1,567
	CSN Islands IX Corp., 10.00%, 1/15/15	200,000	229
	CSN Islands XI Corp., 6.875%, 9/21/19 144A	700,000	781
	CSN Resources SA, 6.50%, 7/21/20 144A	100,000	108

Multi-Sector Bond Portfolio

	Corporate Bonds (64.1%)	Shares/ $ Par	Value $ (000’s)

	Basic Materials continued
	CSN Resources SA, 6.50%, 7/21/20	200,000	216
	Desarrolladora Homex SAB de CV, 9.50%, 12/11/19 144A	150,000	153
	FMG Resources (August 2006) Pty, Ltd., 6.00%, 4/1/17 144A	600,000	558
	FMG Resources (August 2006) Pty, Ltd., 6.375%, 2/1/16 144A	100,000	97
	FMG Resources (August 2006) Pty, Ltd., 7.00%, 11/1/15 144A	300,000	299
	FMG Resources (August 2006) Pty, Ltd., 8.25%, 11/1/19 144A	1,500,000	1,455
	Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 8.875%, 2/1/18	1,700,000	1,747
	Huntsman International LLC, 8.625%, 3/15/21	600,000	687
	Ineos Finance PLC, 7.50%, 5/1/20 144A	200,000	203
	Ineos Finance PLC, 8.375%, 2/15/19 144A	200,000	210
	Ineos Finance PLC, 9.00%, 5/15/15 144A	1,200,000	1,269
	Newcrest Finance Pty, Ltd., 4.20%, 10/1/22 144A	200,000	201
	Newcrest Finance Pty, Ltd., 4.45%, 11/15/21 144A	400,000	410
	Newcrest Finance Pty, Ltd., 5.75%, 11/15/41 144A	200,000	205
(c)	Noranda Aluminum Acquisition Corp., 4.73%, 5/15/15	600,000	570
(k)	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 7.125%, 4/15/19	1,900,000	2,005
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 7.75%, 10/15/16	600,000	625
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 7.875%, 8/15/19	200,000	216

Corporate Bonds (64.1%)	Shares/ $ Par	Value $ (000’s)

Basic Materials continued
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 8.50%, 5/15/18	400,000	406
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 9.875%, 8/15/19	100,000	106

Total		15,153

Builders/Building Materials (0.5%)
Agile Property Holdings, Ltd., 8.875%, 4/28/17 144A	150,000	151
Cemex Finance LLC, 9.50%, 12/14/16 144A	300,000	310
Cemex SAB de CV, 9.50%, 6/15/18 144A	600,000	613
Corporacion GEO SAB de CV, 9.25%, 6/30/20 144A	200,000	206
HD Supply, Inc., 8.125%, 4/15/19 144A	300,000	325
Urbi Desarrollos Urbanos SAB de CV, 9.50%, 1/21/20 144A	100,000	88

Total		1,693

Consumer Products/Retailing (0.6%)
CVS Pass-Through Trust, 5.926%, 1/10/34 144A	886,444	1,050
CVS Pass-Through Trust, 7.507%, 1/10/32 144A	94,769	122
Jarden Corp., 6.125%, 11/15/22	100,000	108
Rock-Tenn Co., 4.45%, 3/1/19 144A	200,000	211
Sally Holdings LLC/Sally Capital, Inc., 6.875%, 11/15/19	100,000	111
Spectrum Brands Holdings, Inc., 9.50%, 6/15/18 144A	200,000	225
Spectrum Brands Holdings, Inc., 9.50%, 6/15/18	200,000	225

Total		2,052

Electric Utilities (1.1%)
Centrais Eletricas Brasileiras SA, 6.875%, 7/30/19 144A	400,000	477
Centrais Eletricas Brasileiras SA, 6.875%, 7/30/19	200,000	238

Corporate Bonds (64.1%)	Shares/ $ Par	Value $ (000’s)

Electric Utilities continued
Centrais Eletricas Brasileiras SA, 7.75%, 11/30/15 144A	1,300,000	1,511
Enel Finance International SA, 5.70%, 1/15/13 144A	100,000	101
Entergy Corp., 3.625%, 9/15/15	100,000	105
Exelon Generation Co. LLC, 4.25%, 6/15/22 144A	500,000	529
Israel Electric Corp., Ltd., 7.25%, 1/15/19 144A	200,000	218
Korea Hydro & Nuclear Power Co., Ltd., 3.125%, 9/16/15 144A	100,000	105
Korea Hydro & Nuclear Power Co., Ltd., 6.25%, 6/17/14	100,000	108
Oncor Electric Delivery Co. LLC, 4.10%, 6/1/22	200,000	212

Total		3,604

Energy (12.5%)
AK Transneft OAO, 7.70%, 8/7/13	200,000	210
AK Transneft OAO, 8.70%, 8/7/18 144A	1,000,000	1,300
Anadarko Finance Co., 7.50%, 5/1/31	100,000	134
Anadarko Petroleum Corp., 5.95%, 9/15/16	300,000	348
Anadarko Petroleum Corp., 6.375%, 9/15/17	300,000	362
CNOOC Finance 2012, Ltd., 3.875%, 5/2/22	1,500,000	1,583
Compagnie Generale de Geophysique-Veritas, 7.75%, 5/15/17	100,000	104
Continental Resources, Inc., 7.125%, 4/1/21	100,000	113
Ecopetrol SA, 7.625%, 7/23/19	720,000	922
El Paso Corp., 8.25%, 2/15/16	100,000	110
El Paso Corp., 12.00%, 12/12/13	800,000	890
EP Energy LLC/Everest Acquisition Finance, Inc., 7.75%, 9/1/22 144A	100,000	102
Gazprom OAO, 5.625%, 7/22/13	14,580	15
Gazprom OAO, 6.51%, 3/7/22	1,000,000	1,175
Gazprom OAO, 7.288%, 8/16/37	700,000	882
Gazprom OAO, 8.625%, 4/28/34	1,000,000	1,400

Multi-Sector Bond Portfolio

	Corporate Bonds (64.1%)	Shares/ $ Par	Value $ (000’s)

	Energy continued
	Gazprom OAO, 9.25%, 4/23/19	200,000	261
	Harvest Operations Corp., 6.875%, 10/1/17	100,000	110
	Indian Oil Corp., Ltd., 4.75%, 1/22/15	1,100,000	1,144
	KazMunayGas National Co., 6.375%, 4/9/21 144A	900,000	1,081
	KazMunayGas National Co., 7.00%, 5/5/20 144A	300,000	368
	KazMunayGas National Co., 8.375%, 7/2/13	300,000	314
	KazMunayGas National Co., 11.75%, 1/23/15	700,000	845
	Linn Energy LLC/Linn Energy Finance Corp., 7.75%, 2/1/21	100,000	106
	Majapahit Holding BV, 7.25%, 6/28/17	100,000	119
	Majapahit Holding BV, 7.75%, 1/20/20 144A	100,000	126
	Majapahit Holding BV, 7.75%, 1/20/20	100,000	125
	Majapahit Holding BV, 8.00%, 8/7/19	100,000	126
	Midcontinent Express Pipeline LLC, 6.70%, 9/15/19 144A	1,500,000	1,596
	Nakilat, Inc., 6.067%, 12/31/33	200,000	236
	Newfield Exploration Co., 6.875%, 2/1/20	300,000	329
	Newfield Exploration Co., 7.125%, 5/15/18	100,000	105
	NGPL PipeCo LLC, 7.119%, 12/15/17 144A	500,000	531
	NGPL PipeCo LLC, 7.768%, 12/15/37 144A	200,000	200
	NGPL PipeCo LLC, 9.625%, 6/1/19 144A	700,000	798
	OGX Austria GmbH, 8.375%, 4/1/22 144A	700,000	609
	OGX Austria GmbH, 8.375%, 4/1/22	800,000	696
	OGX Petroleo e Gas Participacoes SA, 8.50%, 6/1/18 144A	600,000	540
	Pemex Project Funding Master Trust, 5.75%, 3/1/18	1,440,000	1,687
(k)	Petrobras International Finance Co., 5.375%, 1/27/21	2,400,000	2,704
	Petrobras International Finance Co., 5.875%, 3/1/18	600,000	684

	Corporate Bonds (64.1%)	Shares/ $ Par	Value $ (000’s)

	Energy continued
	Petrobras International Finance Co., 7.875%, 3/15/19	230,000	289
	Petrohawk Energy Corp., 7.25%, 8/15/18	100,000	114
	Petroleos de Venezuela SA, 4.90%, 10/28/14	100,000	90
	Petroleos de Venezuela SA, 5.00%, 10/28/15	100,000	85
	Petroleos de Venezuela SA, 5.375%, 4/12/27	1,900,000	1,173
	Petroleos de Venezuela SA, 5.50%, 4/12/37	1,800,000	1,089
(k)	Petroleos de Venezuela SA, 8.50%, 11/2/17	4,200,000	3,801
	Petroleos Mexicanos, 4.875%, 3/15/15	1,490,000	1,598
	Petroleos Mexicanos, 8.00%, 5/3/19	1,200,000	1,570
	Pride International, Inc., 8.50%, 6/15/19	500,000	664
	Ras Laffan Liquefied Natural Gas Co., Ltd. II, 5.298%, 9/30/20	419,900	472
	Ras Laffan Liquefied Natural Gas Co., Ltd. III, 6.75%, 9/30/19	550,000	689
	Rockies Express Pipeline LLC, 5.625%, 4/15/20 144A	1,000,000	950
(k)	Rockies Express Pipeline LLC, 6.85%, 7/15/18 144A	2,900,000	2,965
	SandRidge Energy, Inc., 7.50%, 3/15/21	200,000	206
	SandRidge Energy, Inc., 7.50%, 2/15/23 144A	400,000	412
	SandRidge Energy, Inc., 8.125%, 10/15/22 144A	400,000	426
	SandRidge Energy, Inc., 8.75%, 1/15/20	100,000	108
	SandRidge Energy, Inc., 9.875%, 5/15/16	100,000	109
(n)	Selectica, 8.75%, 11/15/15	500,000	–
	Tengizchevroil Finance Co. SARL, 6.124%, 11/15/14	71,545	75

	Total		41,975

	Financials (2.4%)
	Ally Financial, Inc., 3.638%, 2/11/14	800,000	805
	Ally Financial, Inc., 3.779%, 6/20/14	1,000,000	1,023
	Ally Financial, Inc., 4.625%, 6/26/15	1,000,000	1,025
	Ally Financial, Inc., 6.75%, 12/1/14	400,000	428
	Ally Financial, Inc., 7.50%, 12/31/13	400,000	422

	Corporate Bonds (64.1%)	Shares/ $ Par	Value $ (000’s)

	Financials continued
	Ally Financial, Inc., 8.30%, 2/12/15	300,000	332
	AWAS Aviation Capital, Ltd., 7.00%, 10/17/16 144A	856,000	907
	CIT Group, Inc., 5.25%, 4/1/14 144A	1,200,000	1,251
	Eksportfinans ASA, 0.553%, 4/5/13	100,000	98
	Eksportfinans ASA, 1.875%, 4/2/13	100,000	100
	Eksportfinans ASA, 2.00%, 9/15/15	200,000	187
	Eksportfinans ASA, 5.50%, 5/25/16	200,000	204
	International Lease Finance Corp., 6.75%, 9/1/16 144A	1,200,000	1,349

	Total		8,131

	Health Care/Pharmaceuticals (2.8%)
	Amgen, Inc., 3.625%, 5/15/22	800,000	843
	Amgen, Inc., 5.375%, 5/15/43	900,000	1,043
	Baptist Health South Florida Obligated Group, 4.59%, 8/15/21	100,000	113
	Biomet, Inc., 10.00%, 10/15/17	548,000	578
	Biomet, Inc., 11.625%, 10/15/17	173,000	184
	Boston Scientific Corp., 6.00%, 1/15/20	1,200,000	1,426
	DaVita, Inc., 6.375%, 11/1/18	400,000	427
(k)	HCA, Inc., 6.50%, 2/15/20	2,200,000	2,448
	HCA, Inc., 9.875%, 2/15/17	130,000	140
	Mylan, Inc./PA, 7.625%, 7/15/17 144A	100,000	111
	Mylan, Inc./PA, 7.875%, 7/15/20 144A	300,000	337
	Valeant Pharmaceuticals International, 6.50%, 7/15/16 144A	600,000	629
	Warner Chilcott Co. LLC/Warner Chilcott Finance LLC, 7.75%, 9/15/18	900,000	961

	Total		9,240

	Independent Finance (7.8%)
	American International Group, Inc., 5.05%, 10/1/15	300,000	329
	American International Group, Inc., 5.60%, 10/18/16	200,000	228

Multi-Sector Bond Portfolio

	Corporate Bonds (64.1%)	Shares/ $ Par	Value $ (000’s)

	Independent Finance continued
(k)	American International Group, Inc., 5.85%, 1/16/18	2,400,000	2,784
	Anglo American Capital PLC, 2.625%, 9/27/17 144A	200,000	201
	Anglo American Capital PLC, 4.125%, 9/27/22 144A	800,000	803
	Banco Continental SA via Continental Senior Trustee II Cayman, Ltd., 5.75%, 1/18/17 144A	600,000	653
	Bunge, Ltd. Finance Corp., 3.20%, 6/15/17	400,000	419
	Fibria Overseas Finance, Ltd., 6.75%, 3/3/21 144A	200,000	214
	GATX Corp., 4.75%, 6/15/22	200,000	211
	Hyundai Capital Services, Inc., 4.375%, 7/27/16 144A	200,000	216
	Hyundai Capital Services, Inc., 6.00%, 5/5/15	1,300,000	1,439
	Indo Energy Finance BV, 7.00%, 5/7/18 144A	200,000	206
	IPIC GMTN, Ltd., 5.00%, 11/15/20 144A	1,500,000	1,639
	The Korea Development Bank, 3.00%, 9/14/22	1,000,000	1,001
	LBG Capital No. 1 PLC, 8.50%, 12/17/49 144A	660,000	607
	Odebrecht Drilling Norbe VIII/IX, Ltd., 6.35%, 6/30/21	1,455,000	1,625
(n)	Peru Enhanced Pass-Through Finance, Ltd., 0.00%, 5/31/18 144A	161,377	140
	Reliance Holdings USA, Inc., 4.50%, 10/19/20	300,000	307
(k)	The Royal Bank of Scotland Group PLC, 2.55%, 9/18/15	3,100,000	3,137
	SABIC Capital I BV, 3.00%, 11/2/15	1,200,000	1,236
	SB Capital SA, 5.40%, 3/24/17	500,000	537
	SB Capital SA, 5.499%, 7/7/15	300,000	323
	SB Capital SA, 5.717%, 6/16/21	200,000	216
	SB Capital SA, 6.125%, 2/7/22 144A	1,500,000	1,657
	Schaeffler Finance BV, 7.75%, 2/15/17 144A	300,000	332

Corporate Bonds (64.1%)	Shares/ $ Par	Value $ (000’s)

Independent Finance continued
Temasek Financial I, Ltd., 3.375%, 7/23/42 144A	500,000	483
TNK-BP Finance SA, 7.25%, 2/2/20 144A	400,000	484
TNK-BP Finance SA, 7.50%, 3/13/13 144A	200,000	205
TNK-BP Finance SA, 7.50%, 3/13/13	600,000	616
TNK-BP Finance SA, 7.875%, 3/13/18 144A	100,000	121
TNK-BP Finance SA, 7.875%, 3/13/18	1,500,000	1,815
Vnesheconombank Via VEB Finance PLC, 5.375%, 2/13/17 144A	200,000	214
Vnesheconombank Via VEB Finance PLC, 5.45%, 11/22/17 144A	1,200,000	1,305
Vnesheconombank Via VEB Finance PLC, 6.80%, 11/22/25	100,000	118
Vnesheconombank Via VEB Finance PLC, 6.902%, 7/9/20	400,000	472

Total		26,293

Industrial - Other (0.2%)
Rhodia SA, 6.875%, 9/15/20 144A	500,000	561
Sinochem Overseas Capital Co., Ltd., 4.50%, 11/12/20 144A	100,000	107

Total		668

Media (0.8%)
Columbus International, Inc., 11.50%, 11/20/14 144A	100,000	111
CSC Holdings LLC, 7.625%, 7/15/18	100,000	115
CSC Holdings LLC, 7.875%, 2/15/18	400,000	462
CSC Holdings LLC, 8.625%, 2/15/19	200,000	237
DISH DBS Corp., 7.125%, 2/1/16	325,000	359
EchoStar DBS Corp., 7.75%, 5/31/15	700,000	788
Quebecor Media, Inc., 7.75%, 3/15/16	300,000	309
Warner Music Group Corp., 9.50%, 6/15/16	300,000	327

Total		2,708

Metals/Mining (2.2%)
AngloGold Ashanti Holdings PLC, 5.375%, 4/15/20	100,000	105
ArcelorMittal, 7.25%, 10/15/39	100,000	91

	Corporate Bonds (64.1%)	Shares/ $ Par	Value $ (000’s)

	Metals/Mining continued
	Gerdau Holdings, Inc., 7.00%, 1/20/20 144A	200,000	231
	Gerdau Holdings, Inc., 7.00%, 1/20/20	600,000	693
	Gerdau Trade, Inc., 5.75%, 1/30/21 144A	800,000	868
	Gold Fields Orogen Holding BVI, Ltd., 4.875%, 10/7/20	200,000	203
	Severstal OAO, 6.70%, 10/25/17 144A	700,000	748
	Steel Dynamics, Inc., 7.625%, 3/15/20	300,000	326
	Teck Resources, Ltd., 4.50%, 1/15/21	1,500,000	1,586
	Vale Overseas, Ltd., 4.375%, 1/11/22	800,000	841
	Vale Overseas, Ltd., 4.625%, 9/15/20	400,000	427
	Vale Overseas, Ltd., 6.875%, 11/21/36	100,000	116
	Xstrata Canada Financial Corp., 3.60%, 1/15/17 144A	1,000,000	1,046

	Total		7,281

	Other Finance (4.0%)
	Alrosa Finance SA, 7.75%, 11/3/20 144A	500,000	566
	Alrosa Finance SA, 7.75%, 11/3/20	900,000	1,019
	Banque PSA Finance, 2.255%, 4/4/14 144A	1,000,000	980
	Banque PSA Finance, 4.375%, 4/4/16 144A	500,000	470
	Braskem Finance, Ltd., 5.375%, 5/2/22 144A	400,000	415
	Braskem Finance, Ltd., 5.75%, 4/15/21 144A	250,000	265
	Braskem Finance, Ltd., 5.75%, 4/15/21	700,000	745
	Dolphin Energy, Ltd., 5.50%, 12/15/21 144A	1,300,000	1,503
	Dolphin Energy, Ltd., 5.50%, 12/15/21	200,000	231
	Novatek Finance, Ltd., 6.604%, 2/3/21 144A	1,100,000	1,286
	Prudential Covered Trust 2012-1, 2.997%, 9/30/15 144A	500,000	519
	QNB Finance, Ltd., 3.375%, 2/22/17	1,000,000	1,048
	RCI Banque SA, 2.328%, 4/11/14 144A	900,000	882
	SLM Corp., 5.00%, 4/15/15	600,000	634
(k)	SLM Corp., 6.25%, 1/25/16	2,700,000	2,930

Multi-Sector Bond Portfolio

Corporate Bonds (64.1%)	Shares/ $ Par	Value $ (000’s)

Other Finance continued
SteelRiver Transmission Co. LLC, 4.71%, 6/30/17 144A	90,516	93

Total		13,586

Other Services (0.3%)
Ecolab, Inc., 3.00%, 12/8/16	800,000	860

Total		860

Paper and Forest Products (0.3%)
Celulosa Arauco y Constitucion SA, 7.25%, 7/29/19	300,000	360
Georgia-Pacific LLC, 8.00%, 1/15/24	100,000	136
Georgia-Pacific LLC, 8.875%, 5/15/31	300,000	444

Total		940

Real Estate Investment Trusts (1.3%)
American Tower Corp., 7.25%, 5/15/19	1,500,000	1,831
Longfor Properties Co., Ltd., 9.50%, 4/7/16 144A	200,000	214
Qatari Diar Finance QSC, 5.00%, 7/21/20	1,100,000	1,257
SL Green Realty Corp., 5.00%, 8/15/18	1,100,000	1,179

Total		4,481

Services (0.2%)
ARAMARK Corp., 3.945%, 2/1/15	250,000	249
Hutchison Whampoa International, Ltd., 5.75%, 9/11/19	200,000	235
Pearson PLC, 5.50%, 5/6/13 144A	100,000	103

Total		587

Technology (1.2%)
Advanced Micro Devices, Inc., 7.50%, 8/15/22 144A	300,000	289
Audatex North America, Inc., 6.75%, 6/15/18 144A	100,000	107
First Data Corp., 6.75%, 11/1/20 144A	1,000,000	994
First Data Corp., 7.375%, 6/15/19 144A	500,000	516
Hewlett-Packard Co., 3.30%, 12/9/16	700,000	730
Hewlett-Packard Co., 4.65%, 12/9/21	1,200,000	1,251

Total		3,887

Corporate Bonds (64.1%)	Shares/ $ Par	Value $ (000’s)

Telecommunications (3.4%)
America Movil SAB de CV, 2.375%, 9/8/16	1,700,000	1,769
America Movil SAB de CV, 4.375%, 7/16/42	200,000	207
Brocade Communications Systems, Inc., 6.875%, 1/15/20	1,100,000	1,188
Deutsche Telekom International Finance BV, 8.75%, 6/15/30	700,000	1,053
Digicel Group, Ltd., 8.25%, 9/30/20 144A	600,000	630
Frontier Communications Corp., 7.875%, 4/15/15	66,000	74
Qtel International Finance, Ltd., 3.375%, 10/14/16 144A	300,000	313
Qtel International Finance, Ltd., 4.75%, 2/16/21 144A	200,000	222
Qtel International Finance, Ltd., 4.75%, 2/16/21	1,100,000	1,220
Qwest Corp., 7.25%, 9/15/25	500,000	612
Telecom Italia Capital SA, 7.721%, 6/4/38	100,000	101
Telefonos de Mexico SAB de CV, 5.50%, 1/27/15	100,000	110
Telefonos de Mexico SAB de CV, 5.50%, 11/15/19	700,000	829
tw telecom holdings, inc., 8.00%, 3/1/18	600,000	660
Vimpel Communications Via VIP Finance Ireland, Ltd., 7.748%, 2/2/21 144A	200,000	214
Vimpel Communications Via VIP Finance Ireland, Ltd., 9.125%, 4/30/18 144A	900,000	1,030
Wind Acquisition Finance SA, 7.25%, 2/15/18 144A	300,000	285
Windstream Corp., 7.875%, 11/1/17	100,000	112
Windstream Corp., 8.125%, 8/1/13	600,000	630

Total		11,259

Tobacco (1.0%)
Altria Group, Inc., 2.85%, 8/9/22	1,600,000	1,596

	Corporate Bonds (64.1%)	Shares/ $ Par	Value $ (000’s)

	Tobacco continued
	Altria Group, Inc., 9.70%, 11/10/18	237,000	339
	Altria Group, Inc., 10.20%, 2/6/39	800,000	1,371
	Reynolds American, Inc., 6.75%, 6/15/17	50,000	61

	Total		3,367

	Transportation (1.3%)
	Asciano Finance, Ltd., 4.625%, 9/23/20 144A	500,000	511
	Asciano Finance, Ltd., 5.00%, 4/7/18 144A	800,000	859
	DP World, Ltd., 6.85%, 7/2/37	200,000	215
	Penske Truck Leasing Co. LP/PTL Finance Corp., 2.50%, 3/15/16 144A	700,000	700
	Penske Truck Leasing Co. LP/PTL Finance Corp., 3.75%, 5/11/17 144A	300,000	308
	RZD Capital, Ltd., 5.739%, 4/3/17	1,600,000	1,773

	Total		4,366

	Utilities (0.6%)
	The AES Corp., 7.75%, 3/1/14	700,000	753
	The AES Corp., 8.00%, 10/15/17	100,000	115
	The AES Corp., 8.00%, 6/1/20	300,000	349
	NRG Energy, Inc., 7.625%, 1/15/18	600,000	649
	Puget Energy, Inc., 5.625%, 7/15/22 144A	200,000	212

	Total		2,078

	Yankee Sovereign (3.9%)
	Indonesia Government International Bond, 6.75%, 3/10/14	500,000	536
(k)	Indonesia Government International Bond, 6.875%, 1/17/18	5,100,000	6,248
	Peruvian Government International Bond, 7.35%, 7/21/25	800,000	1,172
	Qatar Government International Bond, 5.25%, 1/20/20 144A	1,200,000	1,419
	Republic of Venezuela, 9.375%, 1/13/34	1,400,000	1,242
	Russian Government International Bond, 4.50%, 4/4/22 144A	800,000	888
	Russian Government International Bond, 7.50%, 3/31/30	304,290	384

Multi-Sector Bond Portfolio

Corporate Bonds (64.1%)	Shares/ $ Par	Value $ (000’s)

Yankee Sovereign continued
Venezuela Government International Bond, 7.75%, 10/13/19	100,000	86
Venezuela Government International Bond, 8.25%, 10/13/24	200,000	166
Venezuela Government International Bond, 9.25%, 5/7/28	1,100,000	968

Total		13,109

Total Corporate Bonds
(Cost: $201,842)		214,988

Foreign Bonds (18.4%)

Autos/Vehicle Parts (0.2%)
Fiat Finance & Trade SA, 7.625%, 9/15/14	500,000	672

Total		672

Banking (2.7%)
Banco do Brasil SA, 4.50%, 1/20/16 144A	500,000	681
Banco Nacional de Desenvolvimento Economico e Social, 4.125%, 9/15/17 144A	300,000	408
Bank of Scotland PLC, 6.375%, 8/16/19	100,000	162
Barclays Bank PLC, 6.00%, 1/14/21	100,000	130
Barclays Bank PLC, 10.00%, 5/21/21	1,200,000	2,405
Caisse Centrale du Credit Immobilier de France SA, 3.27%, 8/9/13	700,000	893
Lloyds TSB Bank PLC, 6.50%, 3/24/20	600,000	777
Lloyds TSB Bank PLC, 9.625%, 4/6/23	400,000	772
Merrill Lynch & Co., Inc., 0.675%, 1/31/14	1,100,000	1,396
Royal Bank of Scotland NV, 1.016%, 6/8/15	300,000	347
The Royal Bank of Scotland PLC, 2.029%, 3/30/15	1,100,000	947
The Royal Bank of Scotland PLC, 6.934%, 4/9/18	100,000	131

Total		9,049

Basic Materials (0.7%)
Grohe Holdings GmbH, 4.252%, 9/15/17	100,000	122
Kinove German Bondco GmbH, 10.00%, 6/15/18	1,080,000	1,529
Obrascon Huarte Lain SA, 8.75%, 3/15/18	300,000	398

Foreign Bonds (18.4%)	Shares/ $ Par	Value $ (000’s)

Basic Materials continued
Smurfit Kappa Acquisitions, 7.75%, 11/15/19	300,000	423

Total		2,472

Beverage/Bottling (0.1%)
Ardagh Packaging Finance PLC, 7.375%, 10/15/17	100,000	137
OI European Group BV, 6.75%, 9/15/20	200,000	285

Total		422

Energy (0.4%)
NXP BV/NXP Funding LLC, 3.247%, 10/15/13	37,305	48
Tokyo Electric Power Co., 4.50%, 3/24/14	950,000	1,224

Total		1,272

Finance Lessors (0.1%)
The Great Rolling Stock Co., 6.875%, 7/27/35	100,000	199

Total		199

Governments (10.4%)
Banque Centrale de Tunisie SA, 6.25%, 2/20/13	300,000	391
Brazil Notas do Tesouro Nacional Series F, 10.00%, 1/1/14	186,000	96
Brazil Notas do Tesouro Nacional Series F, 10.00%, 1/1/17	3,251,000	1,696
Brazil Notas do Tesouro Nacional Series F, 10.00%, 1/1/21	604,000	311
Commonwealth of Australia Treasury Indexed Bonds, 3.00%, 9/20/25	400,000	586
Commonwealth of Australia Treasury Indexed Bonds, 4.00%, 8/20/20	2,100,000	4,257
Indonesia Treasury Bond, 10.00%, 2/15/28	21,000,000,000	2,942
Mexican Bonos, 6.00%, 6/18/15	47,000,000	3,771
New South Wales Treasury Corp., 2.75%, 11/20/25	300,000	410
Province of Ontario Canada, 3.15%, 6/2/22	3,100,000	3,284
Province of Ontario Canada, 4.00%, 6/2/21	100,000	113
Province of Ontario Canada, 4.20%, 3/8/18	300,000	341

Foreign Bonds (18.4%)	Shares/ $ Par	Value $ (000’s)

Governments continued
Province of Ontario Canada, 4.20%, 6/2/20	300,000	344
Province of Quebec Canada, 4.50%, 12/1/18	1,700,000	1,961
Province of Quebec Canada, 4.50%, 12/1/19	300,000	348
Province of Quebec Canada, 4.50%, 12/1/20	2,900,000	3,379
Republic of South Africa, 8.00%, 12/21/18	31,000,000	4,075
Republic of South Africa, 13.50%, 9/15/15	29,700,000	4,347
United Kingdom Gilt Bond, 3.75%, 9/7/21	1,100,000	2,119

Total		34,771

Independent Finance (1.8%)
American International Group, Inc., 8.625%, 5/22/38	100,000	186
Conti-Gummi Finance BV, 8.50%, 7/15/15	400,000	560
GMAC International Finance BV, 7.50%, 4/21/15	400,000	554
Ineos Group Holdings SA, 7.875%, 2/15/16	400,000	477
IPIC GMTN, Ltd., 4.875%, 5/14/16	700,000	993
LBG Capital No. 1 PLC, 6.439%, 5/23/20	1,400,000	1,630
LBG Capital No. 1 PLC, 7.869%, 8/25/20	100,000	157
LBG Capital No. 1 PLC, 11.04%, 3/19/20	500,000	880
Mondi Finance PLC, 5.75%, 4/3/17	100,000	147
Telenet Finance III Luxembourg SCA, 6.625%, 2/15/21 144A	100,000	132
Telenet Finance V Luxembourg SCA, 6.75%, 8/15/24 144A	300,000	389

Total		6,105

Media (0.5%)
UPC Holding BV, 8.375%, 8/15/20	1,300,000	1,803

Total		1,803

Other Finance (0.4%)
ING Groep NV, 5.14%, 3/17/49	600,000	736
UPCB Finance II, Ltd., 6.375%, 7/1/20	400,000	532

Total		1,268

Multi-Sector Bond Portfolio

	Foreign Bonds (18.4%)	Shares/ $ Par	Value $ (000’s)

	Retail Food and Drug (0.1%)
	Spirit Issuer PLC, 6.582%, 12/28/18	100,000	137

	Total		137

	Structured Products (0.3%)
	EMF-NL BV, 1.286%, 4/17/41	300,000	312
	Epic Opera PLC, 0.997%, 7/28/16	44,499	70
	Eurosail-NL BV, 1.236%, 10/17/40	222,935	265
	Opera Germany PLC, 0.684%, 10/20/14	100,000	125
	Real Estate Capital No. 5 PLC, 0.989%, 7/25/16	190,747	304

	Total		1,076

	Telecommunications (0.7%)
	Telenet Finance V Luxembourg SCA, 6.25%, 8/15/22 144A	100,000	130
	Virgin Media Secured Finance PLC, 7.00%, 1/15/18	900,000	1,577
	Wind Acquisition Finance SA, 7.375%, 2/15/18	600,000	713

	Total		2,420

	Total Foreign Bonds
	(Cost: $59,574)		61,666

	Governments (6.9%)

	Governments (6.9%)
(k)	US Treasury, 0.25%, 12/15/14	6,500,000	6,498
(k)	US Treasury, 0.25%, 5/15/15	4,200,000	4,196
(b)	US Treasury, 1.625%, 8/15/22	1,000,000	999
(k)	US Treasury, 3.00%, 5/15/42	1,500,000	1,555
(k)	US Treasury, 3.125%, 11/15/41	3,200,000	3,409
	US Treasury, 3.75%, 8/15/41	100,000	120
(k)	US Treasury, 6.375%, 8/15/27	4,300,000	6,598

	Total Governments
	(Cost: $22,993)		23,375

Municipal Bonds (3.7%)	Shares/ $ Par	Value $ (000’s)

Municipal Bonds (3.7%)
Alameda County California Association of Joint Powers Authorities, Series 2010-A, 7.046%, 12/1/44 RB	100,000	127
American Municipal Power, Inc., Series 2010-B, 7.834%, 2/15/41 RB	100,000	141
Bay Area Toll Authority, Series 2010-S1, 6.918%, 4/1/40 RB	200,000	278
Buckeye Tobacco Settlement Financing Authority, Series 2007-A2, 5.875%, 6/1/30 RB	100,000	82
Buckeye Tobacco Settlement Financing Authority, Series 2007-A2, 5.875%, 6/1/47 RB	700,000	563
Buckeye Tobacco Settlement Financing Authority, Series 2007-A2, 6.50%, 6/1/47 RB	300,000	264
California State, Series 2010, 7.30%, 10/1/39 GO	200,000	261
California State, Series 2010, 7.70%, 11/1/30 GO	200,000	242
California State, Series 2010, 7.95%, 3/1/36 GO	1,100,000	1,314
The California State University, Series 2010-B, 6.484%, 11/1/41 RB	300,000	359
Chicago Illinois Water Revenue, Series 2010-B, 6.742%, 11/1/40 RB	100,000	136
City of Riverside, Series 2010-A, 7.605%, 10/1/40 RB	200,000	277
Clovis Unified School District of California, Series 2001-B, 0.00%, 8/1/20 GO, NATL-RE, FGIC	100,000	80
Golden State Tobacco Securitization Corp., Series 2007-A2, 0.00%, 6/1/37 RB	100,000	80
Golden State Tobacco Securitization Corp., Series 2007-A1, 5.75%, 6/1/47 RB	100,000	85

Municipal Bonds (3.7%)	Shares/ $ Par	Value $ (000’s)

Municipal Bonds continued
Indiana Finance Authority, Series 2009-B, 6.596%, 2/1/39 RB	300,000	403
Irvine Ranch California Water District, Series 2010-B, 6.622%, 5/1/40 GO	100,000	141
Los Angeles County California Public Works Financing Authority, Series 2010-B, 7.488%, 8/1/33 RB	100,000	129
Los Angeles County California Public Works Financing Authority, Series 2010-B, 7.618%, 8/1/40 RB	200,000	268
Metropolitan Government of Nashville & Davidson County Tennessee, Series 2010-B, 6.568%, 7/1/37 RB	100,000	134
New Jersey Turnpike Authority, Series 2010-A, 7.102%, 1/1/41 RB	200,000	286
New York City Municipal Water Finance Authority, Series 2011-CC, 5.882%, 6/15/44 RB	100,000	136
New York City Municipal Water Finance Authority, Series 2010-EE, 6.011%, 6/15/42 RB	300,000	410
New York City Transitional Finance Authority, Series 2011-A1, 5.508%, 8/1/37 RB	300,000	375
New York Metropolitan Transportation Authority, Series 2010-A2, 6.089%, 11/15/40 RB	500,000	645
New York State Urban Development Corp., Series 2009-E, 5.77%, 3/15/39 RB	100,000	123
North Texas Tollway Authority, Series 2009-B, 6.718%, 1/1/49 RB	200,000	271
North Texas Tollway Authority, Series 2010-B2, 8.91%, 2/1/30 RB	100,000	117

Multi-Sector Bond Portfolio

Municipal Bonds (3.7%)	Shares/ $ Par	Value $ (000’s)

Municipal Bonds continued
Northern Tobacco Securitization Corp., Series 2006-A, 5.00%, 6/1/46 RB	200,000	162
Orange County California Local Transportation Authority, Series 2010-A, 6.908%, 2/15/41 RB	200,000	279
Port Authority New York & New Jersey, Series 168, 4.926%, 10/1/51 RB	200,000	225
Port Authority New York & New Jersey, Series 2010, 5.647%, 11/1/40 RB	1,100,000	1,378
San Diego County Regional Airport Authority, Series 2010-C, 6.628%, 7/1/40 RB	100,000	111
San Diego Redevelopment Agency, Series 2010-A, 7.625%, 9/1/30 TRAN	100,000	107
Tennessee State School Bond Authority, Series 2010, 4.848%, 9/15/27 GO	100,000	115
Tobacco Securitization Authority of Southern California, Series 2006-A, 5.00%, 6/1/37 RB	100,000	81
Tobacco Settlement Finance Authority of West Virginia, Series 2007-A, 7.467%, 6/1/47 RB	1,270,000	970
Triborough Bridge & Tunnel Authority, Series 2010-A2, 5.55%, 11/15/40 RB	800,000	992
University of California Regents Medical Center, Series 2010-H, 6.398%, 5/15/31 RB	100,000	124
University of California Regents Medical Center, Series 2010-H, 6.548%, 5/15/48 RB	100,000	131

Total Municipal Bonds
(Cost: $10,398)		12,402

	Structured Products (4.9%)	Shares/ $ Par	Value $ (000’s)

	Structured Products (4.9%)
	ACE Securities Corp., Series 2004-RM2, Class M2, 1.011%, 1/25/35	86,893	72
	ACE Securities Corp., Series 2004-HE4, Class M1, 1.117%, 12/25/34	94,900	80
	Aircraft Certificate Owner Trust, Series 2003-1A, Class D, 6.455%, 9/20/22 144A	19,010	19
(n)	Aircraft Certificate Owner Trust, Series 2003-1A, Class E, 7.001%, 9/20/22 144A	400,000	391
	American Home Mortgage Investment Trust, Series 2005-2, Class 4A1, 2.155%, 9/25/45	13,677	12
	Ameriquest Mortgage Securities, Inc., Series 2004-R5, Class M1, 1.087%, 7/25/34	77,167	64
	Arkle Master Issuer PLC, Series 2012-1A, Class 2A1, 2.135%, 5/17/60 144A	300,000	311
	Asset Backed Securities Corp. Home Equity, Series 2003-HE4, Class M1, 1.466%, 8/15/33	64,550	58
	Banc of America Commercial Mortgage, Inc., Series 2007-3, Class A4, 5.893%, 6/10/49	100,000	115
	Banc of America Commercial Mortgage, Inc., Series 2007-4, Class A4, 5.92%, 2/10/51	100,000	118
	Banc of America Funding Corp., Series 2007-6, Class A1, 0.29%, 7/25/37	215,339	180
	Banc of America Funding Corp., Series 2007-D, Class 1A4, 0.449%, 6/20/47	300,000	268
	Banc of America Funding Corp., Series 2005-H, Class 5A1, 5.056%, 11/20/35	412,956	369
	Banc of America Large Loan, Inc., Series 2010-HLTN, Class HLTN, 1.971%, 11/15/15 144A	92,567	93

Structured Products (4.9%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Bear Stearns Adjustable Rate Mortgage Trust, Series 2007-3, Class 1A1, 3.117%, 5/25/47	53,316	41
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-3, Class 4A, 4.756%, 7/25/34	48,451	49
Bear Stearns Asset Backed Securities Trust, Series 2006-HE10, Class 1A2, 0.417%, 12/25/36	100,000	71
Bear Stearns Asset Backed Securities Trust, Series 2005-HE11, Class M1, 0.646%, 11/25/35	100,000	85
Bear Stearns Asset Backed Securities Trust, Series 2005-SD3, Class 1A, 0.706%, 7/25/35	144,568	136
Bear Stearns Asset Backed Securities Trust, Series 2004-B01, Class 1A3, 0.766%, 10/25/34	341,463	339
Bear Stearns Asset Backed Securities Trust, Series 2006-6, Class 2A1, 4.848%, 11/25/36	491,188	361
Bear Stearns Commercial Mortgage Securities, Inc., Series 2007-PW16, Class A2, 5.854%, 6/11/40	164,631	170
CHL Mortgage Pass-Through Trust, Series 2006-9, Class A1, 6.00%, 5/25/36	554,214	481
Citicorp Mortgage Securities, Inc., Series 2007-8, Class 1A3, 6.00%, 9/25/37	25,502	27
Citigroup Mortgage Loan Trust, Inc., Series 2007-AHL1, Class A2C, 0.427%, 12/25/36	100,000	37
Citigroup Mortgage Loan Trust, Inc., Series 2007-10, Class 22AA, 3.109%, 9/25/37	51,128	38
Citigroup Mortgage Loan Trust, Inc., Series 2007-10, Class 2A3A, 5.978%, 9/25/37	247,192	191

Multi-Sector Bond Portfolio

Structured Products (4.9%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Countrywide Alternative Loan Trust, Series 2007-0A3, Class 1A1, 0.356%, 4/25/47	107,190	80
Countrywide Alternative Loan Trust, Series 2006-0A12, Class A1B, 0.409%, 9/20/46	80,812	43
Countrywide Alternative Loan Trust, Series 2006-0A17, Class 1A1A, 0.414%, 12/20/46	89,219	55
Countrywide Alternative Loan Trust, Series 2006-0A9, Class 2A1A, 0.429%, 7/20/46	36,325	17
Countrywide Alternative Loan Trust, Series 2005-59, Class 1A1, 0.548%, 11/20/35	20,280	13
Countrywide Alternative Loan Trust, Series 2006-OC9, Class A2A, 0.567%, 12/25/46	69,015	49
Countrywide Alternative Loan Trust, Series 2005-62, Class 2A1, 1.148%, 12/25/35	17,916	13
Countrywide Alternative Loan Trust, Series 2005-76, Class 1A1, 1.628%, 1/25/36	51,255	41
Countrywide Alternative Loan Trust, Series 2006-OA6, Class 2A, 4.371%, 7/25/46	74,214	49
Countrywide Alternative Loan Trust, Series 2005-79CB, Class A3, 5.50%, 1/25/36	868,156	636
Countrywide Alternative Loan Trust, Series 2004-28CB, Class 5A1, 5.75%, 1/25/35	77,948	74
Countrywide Alternative Loan Trust, Series 2005-J1, Class 3A1, 6.50%, 8/25/32	71,543	72

Structured Products (4.9%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Countrywide Asset-Backed Certificates, Series 2006-7, Class 2A3, 0.366%, 4/25/46	437,216	382
Countrywide Asset-Backed Certificates, Series 2007-1, Class 2A3, 0.377%, 7/25/37	100,000	54
Countrywide Asset-Backed Certificates, Series 2005-17, Class 4A2A, 0.477%, 5/25/36	81,445	79
Countrywide Asset-Backed Certificates, Series 2006-3, Class 2A3, 0.506%, 6/25/36	100,000	63
Countrywide Asset-Backed Certificates, Series 2006-4, Class 2A3, 0.506%, 7/25/36	100,000	38
Countrywide Asset-Backed Certificates, Series 2005-AB, Class 2A4, 0.567%, 3/25/36	200,000	110
Countrywide Asset-Backed Certificates, Series 2005-14, Class 3A3, 0.567%, 4/25/36	200,000	175
Countrywide Asset-Backed Certificates, Series 2005-4, Class AF6, 4.74%, 10/25/35	208,421	200
Countrywide Asset-Backed Certificates, Series 2006-1, Class AF5, 5.884%, 7/25/36	100,000	50
Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-HYB8, Class 1A1X, 2.856%, 12/20/35	27,470	21
Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-22, Class 3A1, 5.189%, 10/25/35	75,884	63
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-OA4, Class A1, 1.108%, 4/25/46	72,620	36
Federal National Mortgage Association, Series 2003-W6, Class F, 0.567%, 9/25/42	57,113	57

Structured Products (4.9%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
First Franklin Mortgage Loan Asset Backed Certificates, Series 2006-FF10, Class A4, 0.366%, 7/25/36	77,036	66
First Horizon Mortgage Pass-Through Trust, Series 2005-5, Class 2A1, 5.00%, 10/25/20	51,521	53
First Horizon Mortgage Pass-Through Trust, Series 2007-2, Class 1A5, 5.75%, 5/25/37	1,300,000	1,137
GE Capital Commercial Mortgage Corp., Series 2007-C1, Class A4, 5.543%, 12/10/49	100,000	114
GSAA Home Equity Trust, Series 2006-4, Class 4A2, 0.447%, 3/25/36	78,823	60
GSR Mortgage Loan Trust, Series 2005-AR6, Class 1A1, 2.646%, 9/25/35	47,403	47
GSR Mortgage Loan Trust, Series 2006-AR1, Class 2A1, 2.705%, 1/25/36	10,795	9
GSR Mortgage Loan Trust, Series 2006-2F, Class 3A6, 6.00%, 2/25/36	464,495	409
Harborview Mortgage Loan Trust, Series 2005-10, Class 2A1A, 0.529%, 11/19/35	29,973	22
IndyMac Index Mortgage Loan Trust, Series 2005-AR12, Class 2A1A, 0.457%, 7/25/35	5,846	4
IndyMac Index Mortgage Loan Trust, Series 2005-AR14, Class 2A1A, 0.516%, 7/25/35	29,478	22
IndyMac Index Mortgage Loan Trust, Series 2004-AR6, Class 5A1, 2.699%, 10/25/34	84,608	82
IXIS Real Estate Capital Trust, Series 2005-HE1, Class M3, 0.996%, 6/25/35	100,000	94
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2004-CBX, Class A5, 4.654%, 1/12/37	84,927	87

Multi-Sector Bond Portfolio

Structured Products (4.9%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
JPMorgan Mortgage Trust, Series 2007-A1, Class 6A1, 3.008%, 7/25/35	82,772	82
JPMorgan Mortgage Trust, Series 2007-A4, Class 3A1, 5.44%, 6/25/37	286,964	258
JPMorgan Reremic, Series 2009-10, Class 4A1, 0.73%, 3/26/37 144A	487,219	446
Lehman XS Trust, Series 2005-4, Class 1A3, 0.616%, 10/25/35	70,616	62
Merrill Lynch Alternative Note Asset Trust, Series 2007-OAR1, Class A1, 0.387%, 2/25/37	49,804	41
Merrill Lynch Mortgage Investors, Inc., Series 2005-A6, Class 2A3, 0.596%, 8/25/35	100,000	80
Merrill Lynch Mortgage Investors, Inc., Series 2005-A9, Class 5A1, 5.094%, 12/25/35	1,146,789	1,127
Merrill Lynch Mortgage Investors, Inc., Series 2006-A3, Class 6A1, 5.419%, 5/25/36	81,590	78
MLCC Mortgage Investors, Inc., Series 2006-1, Class 1A, 2.676%, 2/25/36	22,856	20
Morgan Stanley Capital, Inc., Series 2006-HE8, Class A2C, 0.356%, 10/25/36	100,000	43
Morgan Stanley Capital, Inc., Series 2007-HE5, Class A2C, 0.467%, 3/25/37	99,564	45
Morgan Stanley Capital, Inc., Series 2005-HE7, Class A2C, 0.536%, 11/25/35	75,298	72
Morgan Stanley Capital, Inc., Series 2007-HQ11, Class A31, 5.439%, 2/12/44	100,000	105
Morgan Stanley Dean Witter Capital I, Inc., Series 2002-HE1, Class M1, 1.117%, 7/25/32	35,220	29

Structured Products (4.9%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Morgan Stanley Dean Witter Capital I, Inc., Series 2003-NC2, Class M1, 1.567%, 2/25/33	89,043	76
Morgan Stanley Mortgage Loan Trust, Series 2005-5AR, Class 1A1, 0.487%, 9/25/35	15,442	15
Morgan Stanley Mortgage Loan Trust, Series 2005-3AR, Class 4A, 2.611%, 7/25/35	998,459	979
Nomura Asset Acceptance Corp., Series 2005-AR4, Class 3A1, 3.234%, 8/25/35	52,629	45
Park Place Securities, Inc., Series 2005-WCW2, Class M1, 0.716%, 7/25/35	100,000	85
Residential Accredit Loans, Inc., Series 2007-QA1, Class A1, 0.356%, 1/25/37	65,124	47
Residential Accredit Loans, Inc., Series 2006-QA7, Class 1A1, 0.407%, 8/25/36	31,021	21
Residential Accredit Loans, Inc., Series 2006-QA8, Class A1, 0.407%, 9/25/36	65,181	44
Residential Accredit Loans, Inc., Series 2005-QA3, Class NB2, 3.275%, 3/25/35	602,440	438
Residential Asset Mortgage Products Trust, Series 2006-NC2, Class A2, 0.407%, 2/25/36	56,924	52
SLM Student Loan Trust, Series 2012-D, Class A1, 1.271%, 6/15/23 144A	93,708	94
SLM Student Loan Trust, Series 2011-B, Class A3, 2.471%, 6/16/42 144A	100,000	101
SLM Student Loan Trust, Series 2010-A, Class 1A, 3.20%, 5/16/44 144A	73,289	76
SLM Student Loan Trust, Series 2012-B, Class A2, 3.48%, 10/15/30 144A	400,000	416

Structured Products (4.9%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Structured Asset Investment Loan Trust, Series 2005-5, Class M2, 0.676%, 6/25/35	100,000	83
Suntrust Alternative Loan Trust, Series 2005-1F, Class 1A1, 0.867%, 12/25/35	65,961	42
Wachovia Bank Commercial Mortgage Trust, Series 2007-WHL8, Class A1, 0.301%, 6/15/20 144A	101,363	97
Wachovia Bank Commercial Mortgage Trust, Series 2006-WL7A, Class A1, 0.311%, 9/15/21 144A	219,324	212
Wachovia Bank Commercial Mortgage Trust, Series 2003-C3, Class A2, 4.867%, 2/15/35	43,709	44
WaMu Mortgage Pass-Through Certificates, Series 2007-0A1, Class A1A, 0.848%, 2/25/47	39,783	28
WaMu Mortgage Pass-Through Certificates, Series 2002-AR19, Class A6, 2.457%, 2/25/33	5,010	5
WaMu Mortgage Pass-Through Certificates, Series 2006-AR2, Class 1A1, 2.472%, 3/25/36	769,497	653
WaMu Mortgage Pass-Through Certificates, Series 2007-HY1, Class 4A1, 2.704%, 2/25/37	41,086	32
WaMu Mortgage Pass-Through Certificates, Series 2007-HY1, Class 3A1, 5.238%, 2/25/37	17,408	16
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR10, Class 5A6, 2.614%, 7/25/36	11,839	10
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR5, Class 2A1, 2.615%, 4/25/36	361,100	317
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR10, Class 4A1, 2.619%, 7/25/36	727,744	623

Multi-Sector Bond Portfolio

	Structured Products (4.9%)	Shares/ $ Par	Value $ (000’s)

	Structured Products continued
	Wells Fargo Mortgage Backed Securities Trust, Series 2005-14, Class 1A9, 5.50%, 12/25/35	50,095	51
	Wells Fargo Mortgage Backed Securities Trust, Series 2007-AR8, Class A1, 5.992%, 11/25/37	346,398	309

	Total Structured Products
	(Cost: $16,327)		16,351

	Short-Term Investments (1.0%)

	Federal Government & Agencies (0.9%)
(b)	Federal Home Loan Bank, 0.00%, 1/22/13	1,100,000	1,100
(b)	Federal Home Loan Bank, 0.14%, 3/5/13	200,000	200
(b)	Federal Home Loan Bank, 0.15%, 2/25/13	1,600,000	1,599
(b)	Federal National Mortgage Association, 0.17%, 2/20/13	200,000	200

	Total		3,099

	Government (0.1%)
(b)	US Treasury Bill, 0.145%, 2/14/13	270,000	270
(b)	US Treasury Bill, 0.195%, 8/22/13	30,000	30

	Total		300

	Total Short-Term Investments
	(Cost: $3,398)		3,399

	Total Investments (99.1%)
	(Cost: $314,823)(a)		332,481

	Other Assets, Less
	Liabilities (0.9%)		3,056

	Net Assets (100.0%)		335,537

Multi-Sector Bond Portfolio

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2012 the value of these securities (in thousands) was $71,959 representing 21.4% of the net assets.

GO — General Obligation

RB — Revenue Bond

TRAN — Tax Allocation Bond

FGIC — Financial Guaranty Insurance Co.

NATL-RE — National Public Finance Guarantee Corp.

(a)	At September 30, 2012 the aggregate cost of securities for federal tax purposes (in thousands) was $314,823 and the net unrealized appreciation of investments based on that cost was $17,658 which is comprised of $19,458 aggregate gross unrealized appreciation and $1,800 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(b)	All or a portion of the securities have been pledged as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
Euro Bund Future (Long) (Total Notional Value at September 30, 2012, $535)	3	12/12	$-	(m)
Euro-Bobl Future Medium-Term (Long) (Total Notional Value at September 30, 2012, $3,484)	22	12/12	(6)

(c)	PIK — Payment In Kind

(h)	Forward foreign currency contracts outstanding on September 30, 2012.

Type	Counterparty	Currency	Principal Amount Covered by Contract (000’s)	Settlement Month	Unrealized Appreciation (000’s)		Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Sell	Westpac Banking	AUD	9,280	11/12	$70		$-	$70
Buy	HSBC Bank USA	BRL	3,140	12/12	-		(2)	(2)
Sell	UBS AG	BRL	1,472	12/12	-		(9)	(9)
Sell	Citibank, N.A.	CAD	10,540	12/12	182		-	182
Buy	Citibank, N.A.	CNY	4,361	2/13	-		(13)	(13)
Buy	Goldman Sachs International	CNY	7,472	2/13	-		(24)	(24)
Buy	UBS AG	CNY	36,342	2/13	-		(44)	(44)
Sell	BNP Paribas S.A.	CNY	15,400	2/13	17		-	17
Sell	UBS AG	CNY	32,776	2/13	20		-	20
Buy	JPMorgan Chase Bank, N.A.	EUR	238	10/12	17		-	17
Buy	Royal Bank of Canada	EUR	131	10/12	7		-	7
Buy	UBS AG	EUR	194	10/12	1		-	1
Buy	Westpac Banking	EUR	639	10/12	21		-	21
Sell	BNP Paribas S.A.	EUR	592	10/12	-		(47)	(47)
Sell	Citibank, N.A.	EUR	424	10/12	-		(14)	(14)
Sell	HSBC Bank USA	EUR	91	10/12	-		(5)	(5)
Sell	JPMorgan Chase Bank, N.A.	EUR	191	10/12	-		(13)	(13)
Sell	Morgan Stanley & Co., Inc.	EUR	347	10/12	-		(19)	(19)
Sell	Royal Bank of Canada	EUR	1,031	10/12	-		(57)	(57)
Sell	Royal Bank of Scotland PLC	EUR	1,413	10/12	-		(52)	(52)
Sell	UBS AG	EUR	15,510	10/12	-		(825)	(825)
Sell	Westpac Banking	EUR	86	10/12	-	(m)	-	- (m)
Sell	BNP Paribas S.A.	GBP	4,479	12/12	-		(107)	(107)
Sell	Citibank, N.A.	GBP	516	12/12	5		-	5
Sell	JPMorgan Chase Bank, N.A.	GBP	808	12/12	6		-	6
Sell	Royal Bank of Canada	GBP	257	12/12	2		-	2
Buy	Barclays Bank Plc	IDR	865,346	1/13	-		- (m)	- (m)
Buy	HSBC Bank USA	IDR	1,230,600	1/13	1		-	1
Sell	Morgan Stanley & Co., Inc.	IDR	28,267,892	1/13	-		(18)	(18)
Buy	Morgan Stanley & Co., Inc.	MXN	250	12/12	-	(m)	-	- (m)
Buy	UBS AG	MXN	1,035	12/12	3		-	3
Sell	HSBC Bank USA	MXN	12,707	12/12	-		(42)	(42)
Sell	JPMorgan Chase Bank, N.A.	MXN	27,528	12/12	-		(93)	(93)
Sell	UBS AG	MXN	13,849	12/12	-		(47)	(47)
Sell	Citibank, N.A.	PHP	1,148	10/12	-		(1)	(1)

Multi-Sector Bond Portfolio

Type	Counterparty	Currency	Principal Amount Covered by Contract (000’s)	Settlement Month	Unrealized Appreciation (000’s)	Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Sell	Royal Bank of Scotland PLC	SGD	26	10/12	$-	$(1)	$(1)
Sell	Barclays Bank PLC	ZAR	34,091	10/12	29	-	29
Sell	HSBC Bank USA	ZAR	34,091	10/12	31	-	31

					$412	$(1,433)	$(1,021)

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

CNY — China Yuan Renminbi

EUR — Euro

GBP — British Pound

IDR — Indonesian Rupiah

MXN — Mexican New Peso

PHP — Philippines Peso

SGD — Singapore Dollar

ZAR — South African Rand

(i)	Written options outstanding on September 30, 2012.

Options on over-the-counter swaps

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount (000’s)	Value (000’s)
(n) Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	3-Month USD LIBOR	Receive	1.70%	3/18	1,100	$42
(n) Put - OTC 5-Year Interest Rate Swap	Citibank N.A.	3-Month USD LIBOR	Receive	1.70%	3/18	1,100	-	(m)

(Premium Received $34)							$42

Options on Securities

Description	Counterparty	Exercise Price	Expiration Date	Notional Amount (000’s)	Value (000’s)
(n) Call - OTC Federal National Mortgage Association TBA	Royal Bank of Scotland	$ 105.90625	11/12	3,300	$40
(n) Put - OTC Federal National Mortgage Association TBA	Royal Bank of Scotland	$ 105.90625	11/12	3,300	3

(Premium Received $33)					$43

OTC - Over-the-Counter

Multi-Sector Bond Portfolio

(j)	Swap agreements outstanding on September 30, 2012.

Interest Rate Swaps

Floating Rate Index	Counterparty	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Currency	Upfront Premium Paid/ (Received) (000’s)	Notional Amount (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)
28 Day Mexico Interbank TIIE Banxico	Barclays Bank PLC	Pay	5.80%	6/16	MXN	(1)	5,900	$10
28 Day Mexico Interbank TIIE Banxico	HSBC Bank USA	Pay	5.80%	6/16	MXN	- (m)	5,800	10
28 Day Mexico Interbank TIIE Banxico	Barclays Bank PLC	Pay	5.60%	9/16	MXN	(13)	72,000	81
28 Day Mexico Interbank TIIE Banxico	Barclays Bank PLC	Pay	5.00%	9/17	MXN	6	9,900	(2)
28 Day Mexico Interbank TIIE Banxico	Goldman Sachs International	Pay	5.50%	9/17	MXN	6	32,000	34
28 Day Mexico Interbank TIIE Banxico	Morgan Stanley Capital Services LLC	Pay	5.50%	9/17	MXN	2	10,000	10
Australian 6 Month Bank Bill	Citibank N.A.	Pay	3.50%	3/18	AUD	(3)	7,900	54
Brazil Cetip Interbank Deposit	HSBC Bank USA	Pay	10.14%	1/15	BRL	(1)	10,600	207
Brazil Cetip Interbank Deposit	JPMorgan Chase Bank, N.A.	Pay	8.13%	1/15	BRL	-	16,600	(5)
Brazil Cetip Interbank Deposit	JPMorgan Chase Bank, N.A.	Pay	9.31%	1/15	BRL	(99)	17,200	96
Brazil Cetip Interbank Deposit	Morgan Stanley Capital Services LLC	Pay	8.63%	1/15	BRL	(78)	14,000	(14)

								$481

Multi-Sector Bond Portfolio

Credit Default Swaps on Corporate or Sovereign Issues

Reference Entity	Counterparty	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Expiration Date	Currency	Implied Credit Spead	Upfront Premium Paid/ (Received) (000’s)	Notional Amount (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)
Advanced Micro Devices, Inc., 7.75%, 8/1/20	Morgan Stanley Capital Services LLC	Sell	5.00%	9/17	USD	6.572%	6	100	$- (m)
Advanced Micro Devices, Inc., 7.75%, 8/1/20	Goldman Sachs International	Sell	5.00%	9/17	USD	6.572%	27	500	(5)
Alcoa, Inc., 5.72%, 2/23/19	BNP Paribas SA	Sell	1.00%	6/21	USD	3.656%	25	300	(30)
Alcoa, Inc., 5.72%, 2/23/19	Goldman Sachs International	Sell	1.00%	6/18	USD	3.255%	26	500	(31)
ArcelorMittal, 6.125%, 6/1/18	Barclays Bank PLC	Sell	1.00%	6/16	EUR	4.676%	21	350	(34)
Ardagh Packaging Finance PLC, 9.25%, 10/15/20	Barclays Bank PLC	Sell	5.00%	9/17	EUR	5.793%	21	200	13
AT&T Inc., 2.50%, 8/15/15	Citibank N.A.	Sell	1.00%	9/17	USD	0.690%	- (m)	100	1
BP Capital Markets America, 4.20%, 6/15/2018	Goldman Sachs International	Sell	1.00%	9/17	USD	0.830%	(10)	1,100	(1)
Caterpillar, Inc., 5.70%, 8/15/16	Goldman Sachs International	Sell	1.00%	6/17	USD	0.860%	1	100	1
Caterpillar, Inc., 5.70%, 8/15/16	UBS AG	Sell	1.00%	6/17	USD	0.860%	1	200	3
Excelon Generation Co. LLC, 6.20%, 10/1/17	JPMorgan Chase Bank, N.A.	Sell	1.00%	6/17	USD	1.603%	47	700	28
Federative Republic of Brazil, 12.25%, 3/6/30	Citibank N.A.	Sell	1.00%	9/17	USD	1.075%	45	2,000	38
Federative Republic of Brazil, 12.25%, 3/6/30	Goldman Sachs International	Sell	1.00%	9/17	USD	1.075%	1	80	1
Federative Republic of Brazil, 12.25%, 3/6/30	HSBC Bank USA	Sell	1.00%	9/22	USD	1.490%	80	1,200	28
Federative Republic of Brazil, 12.25%, 3/6/30	Barclays Bank PLC	Sell	1.00%	9/21	USD	1.447%	47	1,200	3
Federative Republic of Brazil, 12.25%, 3/6/30	Citibank N.A.	Sell	1.00%	9/21	USD	1.447%	12	300	1
Federative Republic of Brazil, 12.25%, 3/6/30	Goldman Sachs International	Sell	1.00%	9/21	USD	1.447%	16	400	1
Federative Republic of Brazil, 12.25%, 3/6/30	HSBC Bank USA	Sell	1.00%	9/16	USD	0.877%	14	600	17
Federative Republic of Brazil, 12.25%, 3/6/30	HSBC Bank USA	Sell	1.00%	6/17	USD	1.026%	3	200	2
Federative Republic of Brazil, 12.25%, 3/6/30	Morgan Stanley Capital Services LLC	Sell	1.00%	3/17	USD	0.971%	17	1,100	18
Frontier Communications Corp., 5.00%, 9/20/17	Goldman Sachs International	Sell	5.00%	9/17	USD	4.580%	3	125	5
HCA, Inc., 8.00%, 10/1/18	Goldman Sachs International	Sell	5.00%	6/17	USD	3.721%	3	200	14
Metlife, Inc., 4.75%, 2/8/21	Citibank N.A.	Sell	1.00%	12/17	USD	1.960%	14	300	- (m)
Nokia Corp., 6.75%, 2/4/19	Barclays Bank PLC	Sell	5.00%	9/14	EUR	6.008%	4	200	(1)
Nokia Corp., 6.75%, 2/4/19	BNP Paribas SA	Sell	5.00%	9/14	EUR	6.008%	1	100	(1)
Nokia Corp., 6.75%, 2/4/19	Citibank N.A.	Sell	5.00%	6/15	EUR	7.285%	4	200	(10)
Nokia Corp., 6.75%, 2/4/19	HSBC Bank USA	Sell	5.00%	6/14	EUR	5.295%	(5)	600	(9)

Multi-Sector Bond Portfolio

Reference Entity	Counterparty	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Expiration Date	Currency	Implied Credit Spead	Upfront Premium Paid/ (Received) (000’s)	Notional Amount (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)
Nokia Corp., 6.75%, 2/4/19	HSBC Bank USA	Sell	5.00%	9/14	EUR	6.008%	8	100	$5
Nokia Corp., 6.75%, 2/4/19	Barclays Bank PLC	Sell	1.00%	3/14	EUR	4.319%	8	400	(16)
NRG Energy, Inc., 7.375%, 2/1/16	Barclays Bank PLC	Sell	5.00%	6/16	USD	3.007%	(27)	1,100	50
NRG Energy, Inc., 7.375%, 2/1/16	Citibank N.A.	Sell	5.00%	6/16	USD	3.007%	(6)	200	8
Pacific Gas & Electric, 4.80%, 3/1/14	Goldman Sachs International	Sell	1.00%	9/17	USD	0.997%	2	400	2
People’s Republic of China, 4.75%, 10/29/13	Citibank N.A.	Sell	1.00%	12/16	USD	0.653%	12	300	16
People’s Republic of China, 4.75%, 10/29/13	Morgan Stanley Capital Services LLC	Sell	1.00%	9/16	USD	0.611%	(1)	200	2
People’s Republic of China, 4.75%, 10/29/13	UBS AG	Sell	1.00%	6/17	USD	0.778%	6	500	12
Petrobras International Finance Co., 8.375%, 12/10/18	Morgan Stanley Capital Services LLC	Sell	1.00%	9/15	USD	1.041%	4	200	4
Republic of Indonesia, 7.25%, 4/20/15	HSBC Bank USA	Sell	1.00%	6/17	USD	1.337%	7	200	4
Republic of Indonesia, 7.25%, 4/20/15	UBS AG	Sell	1.00%	9/17	USD	1.425%	3	120	1
Republic of South Africa, 6.50%, 6/2/14	BNP Paribas SA	Sell	1.00%	9/17	USD	1.430%	2	120	(1)
Republic of South Africa, 6.50%, 6/2/14	HSBC Bank USA	Sell	1.00%	6/17	USD	1.369%	6	200	2
Republic of Venezuela, 9.25%, 9/15/27	HSBC Bank USA	Sell	5.00%	6/17	USD	7.642%	21	200	-	(m)
Republic of Venezuela, 9.25%, 9/15/27	HSBC Bank USA	Sell	5.00%	9/17	USD	7.708%	19	120	6
Rio Tinto Finance USA, Ltd., 6.50%, 7/15/18	Citibank N.A.	Sell	1.00%	9/17	USD	1.337%	2	100	-	(m)
Rio Tinto Finance USA, Ltd., 6.50%, 7/15/18	Barclays Bank PLC	Sell	1.00%	9/17	USD	1.337%	2	100	-	(m)
Rio Tinto Finance USA, Ltd., 6.50%, 7/15/18	BNP Paribas SA	Sell	1.00%	9/17	USD	1.337%	2	100	-	(m)
Rio Tinto Finance USA, Ltd., 6.50%, 7/15/18	UBS AG	Sell	1.00%	9/17	USD	1.337%	3	200	-	(m)
Russian Government International Bond, 7.50%, 3/31/30	HSBC Bank USA	Sell	1.00%	9/17	USD	1.454%	6	200	2
Russian Government International Bond, 7.50%, 3/31/30	Morgan Stanley Capital Services LLC	Sell	1.00%	3/17	USD	1.330%	276	5,700	194
Russian Government International Bond, 7.50%, 3/31/30	HSBC Bank USA	Sell	1.00%	6/17	USD	1.395%	14	300	8
Shell International Finance BV, 5.20%, 3/22/17	JPMorgan Chase Bank, N.A.	Sell	1.00%	9/17	USD	0.610%	(12)	800	4
SLM Corp., 6.25%, 1/25/16	Citibank N.A.	Sell	5.00%	6/17	USD	3.206%	2	200	18
Sprint Nextel Corp., 6.00%, 12/1/16	UBS AG	Sell	5.00%	3/17	USD	4.217%	79	1,100	114
United Mexican States, 5.95%, 3/19/19	Goldman Sachs International	Sell	1.00%	3/17	USD	0.874%	67	4,200	90
United Mexican States, 5.95%, 3/19/19	Goldman Sachs International	Sell	1.00%	9/17	USD	0.974%	1	80	1

Multi-Sector Bond Portfolio

Reference Entity	Counterparty	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Expiration Date	Currency	Implied Credit Spead	Upfront Premium Paid/ (Received) (000’s)	Notional Amount (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)
United Mexican States, 5.95%, 3/19/19	HSBC Bank USA	Sell	1.00%	6/17	USD	0.927%	2	200	$3
United Mexican States, 7.50%, 4/8/33	Citibank N.A.	Sell	1.00%	9/16	USD	0.779%	12	500	16
UPC Holding BV, 8.00%, 11/1/16	Goldman Sachs International	Sell	5.00%	9/17	EUR	4.906%	6	100	6
Volkswagen International Finance NV, 5.375%, 5/22/18	Citibank N.A.	Sell	1.00%	9/17	EUR	1.062%	8	300	7

									$610

Credit Default Swaps on Credit Indices
Reference Entity	Counterparty	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Expiration Date	Currency	Implied Credit Spead	Upfront Premium Paid/ (Received) (000’s)	Notional Amount (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)
Dow Jones CDX NA High Yield Index, Series 9	Morgan Stanley Capital Services LLC	Sell	3.75%	12/12	USD	0.801%	9	4,100	$37
Markit CDX Emerging Markets Index, Series 17	Morgan Stanley Capital Services LLC	Sell	5.00%	6/17	USD	2.154%	(1,294)	17,200	869
Markit CDX Emerging Markets Index, Series 18	Barclays Bank PLC	Sell	5.00%	12/17	USD	2.226%	(315)	2,270	(11)
Markit MCDX Index, Series 18	Citibank N.A.	Sell	1.00%	6/17	USD	1.565%	133	4,700	24

									$919

Centrally Cleared Interest Rate Swaps

Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Currency	Upfront Premium Paid/ (Received) (000’s)	Notional Amount (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)
6-Month Australian Bank Bill	Pay	4.00%	3/23	AUD	-	710	$2

							$2

(k)	Cash or securities with an aggregate value of $62,472 (in thousands) has been pledged as collateral for swap contracts outstanding, short sales or written options on September 30, 2012.

(m)	Amount is less than one thousand.

(n)	Security valued in good faith by the Board of Directors.

Multi-Sector Bond Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2012.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Governments	$-	$23,375	$-
Foreign Bonds	-	61,666	-
Municipal Bonds	-	12,402	-
Convertible Corporate Bonds	-	300	-
Corporate Bonds	-	214,848	140
Structured Products	-	15,960	391
Short-Term Investments	-	3,399	-
Other Financial Instruments^
Futures	- (m)	-	-
Forward Currency Contracts	-	412	-
Interest Rate Swaps	2	502	-
Credit Default Swaps	-	1,679	-
Liabilities:
Other Financial Instruments^
Futures	(6)	-	-
Forward Currency Contracts	-	(1,433)	-
Written Options	-	-	(85)
Interest Rate Swaps	-	(21)	-
Credit Default Swaps	-	(150)	-
Total	$(4)	$332,939	$446

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

Commodities Return Strategy Portfolio

Consolidated Schedule of Investments

September 30, 2012 (unaudited)

Governments (82.0%)	Shares/ $ Par	Value $ (000’s)

Governments (82.0%)
Federal Farm Credit Banks, 0.206%, 1/28/15	3,000,000	2,998
Federal Farm Credit Banks, 0.237%, 6/22/15	4,000,000	3,997
Federal Farm Credit Banks, 0.244%, 3/20/15	4,000,000	4,000
Federal Farm Credit Banks, 0.249%, 7/20/15	4,000,000	3,998
Federal Farm Credit Banks, 0.257%, 2/13/15	4,000,000	4,001
Federal Farm Credit Banks, 0.258%, 4/6/15	1,500,000	1,500
Federal Farm Credit Banks, 0.28%, 10/14/14	2,000,000	1,999
Federal Farm Credit Banks, 0.32%, 9/30/14	3,000,000	3,005
Federal Farm Credit Banks, 0.34%, 5/19/14	4,000,000	4,009
Federal Home Loan Bank, 0.19%, 11/25/13	3,000,000	3,001
Federal Home Loan Bank, 0.24%, 4/12/13	3,000,000	3,001
Federal Home Loan Bank, 0.24%, 4/16/13	4,000,000	4,001
Federal Home Loan Bank, 0.28%, 3/8/13	2,000,000	2,001
Federal Home Loan Bank, 0.29%, 11/8/13	4,000,000	4,003
Federal Home Loan Bank, 0.30%, 5/23/13	3,000,000	3,000
Federal Home Loan Bank, 0.32%, 3/15/13	4,000,000	4,004
Federal Home Loan Bank, 0.32%, 5/17/13	3,000,000	3,002
Federal Home Loan Bank, 0.40%, 7/2/14	1,500,000	1,503
Federal Home Loan Mortgage Corp., 0.515%, 11/26/12	4,980,000	4,983
Federal Home Loan Mortgage Corp., 0.625%, 12/28/12	6,000,000	6,007
Federal Home Loan Mortgage Corp., 1.625%, 4/15/13	4,000,000	4,031
Federal National Mortgage Association, 0.198%, 11/8/13	3,000,000	2,999
Federal National Mortgage Association, 0.208%, 9/11/14	2,500,000	2,500
Federal National Mortgage Association, 0.272%, 3/14/13	2,000,000	2,001
Federal National Mortgage Association, 0.29%, 11/23/12	3,185,000	3,186

	Governments (82.0%)	Shares/ $ Par	Value $ (000’s)

	Governments continued
	Federal National Mortgage Association, 0.38%, 8/9/13	2,000,000	2,003
	Federal National Mortgage Association, 0.50%, 10/30/12	5,600,000	5,601
	Federal National Mortgage Association, 0.60%, 10/25/13	1,000,000	1,000
	Federal National Mortgage Association, 3.625%, 2/12/13	4,695,000	4,754
	US Treasury, 0.375%, 10/31/12	1,000,000	1,000
	US Treasury, 0.50%, 5/31/13	2,000,000	2,004
	US Treasury, 0.625%, 1/31/13	1,000,000	1,002
	US Treasury, 0.625%, 2/28/13	2,000,000	2,004
	US Treasury, 0.625%, 4/30/13	4,000,000	4,011
	US Treasury, 1.00%, 7/15/13	5,000,000	5,032
	US Treasury, 1.125%, 12/15/12	2,000,000	2,004
	US Treasury, 1.375%, 11/15/12	2,000,000	2,003
	US Treasury, 1.375%, 5/15/13	5,000,000	5,037

	Total Governments
	(Cost: $120,154)		120,185

	Short-Term Investments (15.0%)

	Federal Government & Agencies (10.9%)
	Federal Home Loan Mortgage Corp., 0.10%, 10/16/12	6,000,000	6,000
	Federal Home Loan Mortgage Corp., 0.10%, 11/26/12	3,000,000	2,999
	Federal Home Loan Mortgage Corp., 0.12%, 10/3/12	3,000,000	3,000
	Federal National Mortgage Association, 0.13%, 2/19/13	4,000,000	3,999

	Total		15,998

	Government (4.1%)
(k)	US Treasury Bill, 0.00%, 1/31/13	2,000,000	1,999
(k)	US Treasury Bill, 0.135%, 11/8/12	2,000,000	2,000

Short-Term Investments (15.0%)	Shares/ $ Par	Value $ (000’s)

Government continued
US Treasury Bill, 0.135%, 3/21/13	2,000,000	1,999

Total		5,998

Total Short-Term Investments
(Cost: $21,994)		21,996

Total Investments (97.0%)
(Cost: $142,148)(a)		142,181

Other Assets, Less
Liabilities (3.0%)		4,349

Net Assets (100.0%)		146,530

Commodities Return Strategy Portfolio

(a)	At September 30, 2012 the aggregate cost of securities for federal tax purposes (in thousands) was $142,148 and the net unrealized appreciation of investments based on that cost was $33 which is comprised of $36 aggregate gross unrealized appreciation and $3 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(j)	Swap agreements outstanding on September 30, 2012.

Total Return Swaps

Reference Entity	Counterparty	Payment Made by the Fund	Payment Received by the Fund	Expiration Date	Notional Amount (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)
Dow Jones-UBS Commodity Index	Citigroup	USTB3M	DJUBS	10/12	3,758	$56
Dow Jones-UBS Commodity Index	Citigroup	USTB3M	DJUBS	10/12	34,828	482
Dow Jones-UBS Commodity Index	Morgan Stanley	USTB3M	DJUBS	10/12	12,944	179
Dow Jones-UBS Commodity Index	Morgan Stanley	USTB3M	DJUBS	12/13	9,693	134
Dow Jones-UBS Commodity Index	Morgan Stanley	USTB3M	DJUBS	12/13	8,692	130
Dow Jones-UBS Commodity Index	Societe Generale SA	USTB3M	DJUBS	10/12	15,286	228
Dow Jones-UBS Commodity Index	Societe Generale SA	USTB3M	DJUBS	10/12	20,677	286
Dow Jones-UBS Commodity Index	UBS AG	USTB3M	DJUBS	10/13	14,823	221
Dow Jones-UBS Commodity Index	UBS AG	USTB3M	DJUBS	10/13	23,120	320

						$2,036

USTB3M — US T-Bill 3-Month Auction Results Index plus Financing Fee

DJUBS — Dow Jones-UBS Commodity Index Total Return

(k)	Securities with an aggregate value of $3,999 (in thousands) have been pledged as collateral for swap contracts outstanding on September 30, 2012.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2012.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Governments	$-	$120,185	$-
Short-Term Investments	-	21,996	-
Other Financial Instruments^
Total Return Swaps	-	2,036	-
Total	$-	$144,217	$-

Multi-Sector Bond Portfolio

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

Balanced Portfolio

Schedule of Investments

September 30, 2012 (unaudited)

	Domestic Common Stocks and Warrants (31.0%)	Shares/ $ Par	Value $ (000’s)

	Large Cap Common Stocks (20.9%)

	Consumer Discretionary (2.7%)
	Comcast Corp. - Class A	184,325	6,593
*	Delphi Automotive PLC	132,225	4,099
*	Dollar General Corp.	93,400	4,814
	Las Vegas Sands Corp.	118,875	5,512
	Macy’s, Inc.	158,500	5,963
	Marriott International, Inc. - Class A	147,400	5,763
	News Corp. - Class A	313,525	7,691
	Starbucks Corp.	78,100	3,963
	Target Corp.	83,800	5,319
	VF Corp.	25,350	4,040
	Viacom, Inc. - Class B	128,400	6,881

	Total		60,638

	Consumer Staples (1.7%)
	Costco Wholesale Corp.	25,500	2,553
	CVS Caremark Corp.	162,350	7,861
	The Estee Lauder Cos., Inc. - Class A	26,450	1,629
	Mead Johnson Nutrition Co.	88,650	6,496
*	Monster Beverage Corp.	45,094	2,442
	PepsiCo, Inc.	93,300	6,603
	Philip Morris International, Inc.	127,600	11,476

	Total		39,060

	Energy (2.7%)
	Anadarko Petroleum Corp.	112,575	7,871
	Chevron Corp.	96,500	11,248
	Exxon Mobil Corp.	206,100	18,848
	National-Oilwell Varco, Inc.	46,300	3,709
	Occidental Petroleum Corp.	88,125	7,584
	Schlumberger, Ltd.	114,150	8,256
*	Southwestern Energy Co.	35,700	1,242
*	Whiting Petroleum Corp.	74,100	3,511

	Total		62,269

	Financials (3.1%)
	American Express Co.	119,750	6,809
	American Tower Corp.	125,625	8,968
	Citigroup, Inc.	219,000	7,166
	The Goldman Sachs Group, Inc.	28,950	3,291
	Invesco, Ltd.	207,300	5,180
	JPMorgan Chase & Co.	293,900	11,897
	KeyCorp	195,700	1,710
	MetLife, Inc.	138,850	4,785
	PNC Financial Services Group, Inc.	76,000	4,796
	The Travelers Cos., Inc.	35,450	2,420
	Wells Fargo & Co.	349,250	12,060

	Total		69,082

	Domestic Common Stocks and Warrants (31.0%)	Shares/ $ Par	Value $ (000’s)

	Health Care (2.7%)
*	Alexion Pharmaceuticals, Inc.	20,850	2,385
*	Celgene Corp.	33,900	2,590
*	Cerner Corp.	21,200	1,641
*	Express Scripts Holding Co.	144,300	9,043
*	Gilead Sciences, Inc.	93,200	6,182
	Johnson & Johnson	176,700	12,176
	Perrigo Co.	34,000	3,950
	Pfizer, Inc.	548,200	13,623
	UnitedHealth Group, Inc.	86,750	4,807
*	Watson Pharmaceuticals, Inc.	46,600	3,969

	Total		60,366

	Industrials (2.4%)
	The Boeing Co.	85,100	5,925
	Caterpillar, Inc.	26,750	2,301
	Cummins, Inc.	44,518	4,105
	Danaher Corp.	119,425	6,586
	FedEx Corp.	74,750	6,325
	General Electric Co.	507,250	11,520
	Precision Castparts Corp.	26,075	4,259
	SPX Corp.	52,150	3,411
	Union Pacific Corp.	37,750	4,481
	United Technologies Corp.	72,100	5,645

	Total		54,558

	Information Technology (4.3%)
	Apple, Inc.	40,600	27,091
	Broadcom Corp. - Class A	146,400	5,063
*	Cognizant Technology Solutions Corp. - Class A	120,400	8,418
*	EMC Corp.	271,500	7,404
*	Google, Inc. - Class A	12,600	9,507
	International Business Machines Corp.	56,400	11,700
	Microsoft Corp.	484,700	14,434
	Oracle Corp.	153,650	4,838
	Qualcomm, Inc.	108,000	6,749
	Visa, Inc. - Class A	19,500	2,619

	Total		97,823

	Materials (0.7%)
	Celanese Corp.	60,000	2,275
	Monsanto Co.	77,300	7,036
	Praxair, Inc.	52,450	5,448

	Total		14,759

	Telecommunication Services (0.2%)
	Vodafone Group PLC, ADR	193,350	5,510

	Total		5,510

Balanced Portfolio

	Domestic Common Stocks and Warrants (31.0%)	Shares/ $ Par	Value $ (000’s)

	Utilities (0.4%)
	American Water Works Co., Inc.	267,350	9,908

	Total		9,908

	Total Large Cap Common Stocks		473,973

	Mid Cap Common Stocks (7.8%)

	Consumer Discretionary (1.3%)
*	Bed Bath & Beyond, Inc.	29,100	1,833
*	BorgWarner, Inc.	33,600	2,322
	Chico’s FAS, Inc.	168,000	3,043
	Dick’s Sporting Goods, Inc.	68,200	3,536
*	Dollar Tree, Inc.	39,300	1,897
*	LKQ Corp.	141,900	2,625
	The McGraw-Hill Cos., Inc.	59,500	3,248
*	O’Reilly Automotive, Inc.	36,580	3,059
*	Penn National Gaming, Inc.	75,300	3,246
	Polaris Industries, Inc.	33,000	2,669
	Ross Stores, Inc.	26,600	1,718

	Total		29,196

	Consumer Staples (0.9%)
	Beam, Inc.	162,325	9,340
	Church & Dwight Co., Inc.	141,600	7,645
	McCormick & Co., Inc.	43,000	2,668

	Total		19,653

	Energy (0.6%)
*	Cameron International Corp.	38,000	2,131
*	Concho Resources, Inc.	19,100	1,810
	Core Laboratories N.V.	8,400	1,020
*	FMC Technologies, Inc.	30,700	1,421
	Noble Energy, Inc.	17,700	1,641
*	Weatherford International, Ltd.	553,175	7,014

	Total		15,037

	Financials (0.4%)
*	CBRE Group, Inc.	115,600	2,128
*	E*TRADE Financial Corp.	49,640	437
*	IntercontinentalExchange, Inc.	14,500	1,935
	Lazard, Ltd. - Class A	60,800	1,777
	Raymond James Financial, Inc.	73,900	2,709

	Total		8,986

	Health Care (0.7%)
	AmerisourceBergen Corp.	172,200	6,666
*	Catamaran Corp.	22,800	2,233
*	DaVita, Inc.	25,000	2,590
*	IDEXX Laboratories, Inc.	20,100	1,997
*	Mettler-Toledo International, Inc.	9,100	1,554
*	Vertex Pharmaceuticals, Inc.	14,600	817

	Total		15,857

	Industrials (1.3%)
*	B/E Aerospace, Inc.	60,400	2,543

	Domestic Common Stocks and Warrants (31.0%)	Shares/ $ Par	Value $ (000’s)

	Industrials continued
	Corrections Corp. of America	90,300	3,021
	Dover Corp.	32,300	1,921
	Expeditors International of Washington, Inc.	46,800	1,702
	Graco, Inc.	56,150	2,823
	Kansas City Southern	47,300	3,584
	Knight Transportation, Inc.	116,700	1,669
	MSC Industrial Direct Co., Inc. - Class A	18,200	1,228
*	Owens Corning, Inc.	50,400	1,686
	Regal-Beloit Corp.	19,348	1,364
	Robert Half International, Inc.	99,700	2,655
	Roper Industries, Inc.	26,300	2,890
*	WESCO International, Inc.	52,617	3,010

	Total		30,096

	Information Technology (1.9%)
*	Alliance Data Systems Corp.	25,400	3,606
	Amphenol Corp. - Class A	28,000	1,649
*	Autodesk, Inc.	50,700	1,692
	Avago Technologies, Ltd.	141,300	4,926
*	Citrix Systems, Inc.	33,400	2,557
*	F5 Networks, Inc.	61,075	6,395
*	Fortinet, Inc.	74,200	1,791
*	Freescale Semiconductor Holdings I, Ltd.	78,300	745
	Global Payments, Inc.	74,500	3,116
*	Informatica Corp.	60,400	2,103
*	Juniper Networks, Inc.	213,750	3,657
	Microchip Technology, Inc.	45,100	1,477
*	NetSuite, Inc.	7,900	504
*	Red Hat, Inc.	15,100	860
*	ServiceNow, Inc.	4,607	178
*	Skyworks Solutions, Inc.	57,200	1,348
*	Teradata Corp.	31,700	2,390
*	VeriFone Systems, Inc.	77,500	2,158
*	Zebra Technologies Corp. - Class A	46,400	1,742

	Total		42,894

	Materials (0.5%)
	Airgas, Inc.	35,870	2,952
	CF Industries Holdings, Inc.	7,300	1,622
	Cliffs Natural Resources, Inc.	102,276	4,002
	PPG Industries, Inc.	19,100	2,194
	Westlake Chemical Corp.	17,100	1,249

	Total		12,019

	Telecommunication Services (0.2%)
*	SBA Communications Corp. - Class A	66,900	4,208

	Total		4,208

	Total Mid Cap Common Stocks		177,946

	Small Cap Common Stocks (2.3%)

	Consumer Discretionary (0.3%)
*	American Public Education, Inc.	12,700	463

Balanced Portfolio

	Domestic Common Stocks and Warrants (31.0%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary continued
*	Bally Technologies, Inc.	16,650	822
*	Bravo Brio Restaurant Group, Inc.	22,800	332
*	Chuy’s Holdings, Inc.	12,000	294
*	Genesco, Inc.	8,250	550
*	Grand Canyon Education, Inc.	35,250	829
*	Hibbett Sports, Inc.	13,300	791
*	Life Time Fitness, Inc.	18,600	851
	Penske Automotive Group, Inc.	22,200	668
*	Red Robin Gourmet Burgers, Inc.	8,250	269
*	Shuffle Master, Inc.	40,850	646
	Ulta Salon, Cosmetics & Fragrance, Inc.	4,350	419
*	Vitamin Shoppe, Inc.	11,000	641

	Total		7,575

	Consumer Staples (0.0%)
*	United Natural Foods, Inc.	8,250	482

	Total		482

	Energy (0.2%)
*	Approach Resources, Inc.	17,250	520
*	Carrizo Oil & Gas, Inc.	21,950	549
*	Dril-Quip, Inc.	7,800	560
*	Gulfport Energy Corp.	17,650	552
*	Hornbeck Offshore Services, Inc.	18,000	660
*	Kodiak Oil & Gas Corp.	60,800	569
*	Rosetta Resources, Inc.	15,500	742

	Total		4,152

	Financials (0.2%)
	AmREIT, Inc., - Class B	17,200	255
	Boston Private Financial Holdings, Inc.	95,200	913
	East West Bancorp, Inc.	36,350	768
	Education Realty Trust, Inc.	36,150	394
	Greenhill & Co., Inc.	13,250	686
*	Portfolio Recovery Associates, Inc.	3,426	358
*	Stifel Financial Corp.	20,050	673

	Total		4,047

	Health Care (0.5%)
*	Akorn, Inc.	33,900	448
*	Align Technology, Inc.	24,650	911
*	Conceptus, Inc.	29,480	599
*	DexCom, Inc.	70,041	1,053
*	Endologix, Inc.	45,105	623
*	Exact Sciences Corp.	53,150	585
*	Fluidigm Corp.	24,850	423
*	HealthStream, Inc.	26,150	744
*	HMS Holdings Corp.	9,600	321
*	Impax Laboratories, Inc.	29,950	778
*	IPC The Hospitalist Co.	11,650	533
*	MAP Pharmaceuticals, Inc.	30,300	472
*	Omnicell, Inc.	75,856	1,054
	U.S. Physical Therapy, Inc.	14,400	398
*	VIVUS, Inc.	18,250	325

	Domestic Common Stocks and Warrants (31.0%)	Shares/ $ Par	Value $ (000’s)

	Health Care continued
*	Vocera Communications, Inc.	12,950	400
*	Volcano Corp.	10,750	307

	Total		9,974

	Industrials (0.4%)
	Actuant Corp. - Class A	30,900	884
	Celadon Group, Inc.	31,500	506
*	Chart Industries, Inc.	9,108	673
*	DXP Enterprises, Inc.	8,500	406
*	GrafTech International, Ltd.	25,100	226
*	Heritage-Crystal Clean, Inc.	30,939	614
*	Hexcel Corp.	17,550	421
*	Huron Consulting Group, Inc.	19,389	675
*	The Keyw Holding Corp.	44,871	561
	Lindsay Corp.	5,150	371
*	Mistras Group, Inc.	18,841	437
*	Oshkosh Corp.	18,750	514
*	Performant Financial Corp.	19,200	205
	Snap-on, Inc.	11,500	826
	Sun Hydraulics Corp.	15,850	421
*	Thermon Group Holdings, Inc.	7,150	179
*	TransDigm Group, Inc.	6,200	880
	Valmont Industries, Inc.	4,600	605

	Total		9,404

	Information Technology (0.7%)
*	Ancestry.com, Inc.	22,100	665
*	Aspen Technology, Inc.	13,850	358
*	BroadSoft, Inc.	13,300	546
*	Calix, Inc.	70,021	448
*	Cardtronics, Inc.	29,400	876
*	Cavium, Inc.	16,050	535
*	Cornerstone OnDemand, Inc.	16,900	518
*	Diodes, Inc.	35,750	608
*	Equinix, Inc.	1,623	334
*	EXA Corp.	19,500	212
*	ExactTarget, Inc.	12,500	303
*	EZchip Semiconductor, Ltd.	8,400	257
	FEI Co.	12,000	642
*	Finisar Corp.	20,300	290
*	InterXion Holding NV	32,926	748
*	Microsemi Corp.	26,100	524
*	MicroStrategy, Inc. - Class A	3,250	436
	MKS Instruments, Inc.	16,350	417
*	Nanometrics, Inc.	27,150	375
*	Proofpoint, Inc.	10,500	156
*	Riverbed Technology, Inc.	25,950	604
*	Sourcefire, Inc.	16,550	811
*	SPS Commerce, Inc.	35,175	1,353
*	Synacor, Inc.	11,808	89
*	Synchronoss Technologies, Inc.	35,000	801
*	Tangoe, Inc.	37,850	497
*	The Ultimate Software Group, Inc.	11,586	1,183

	Total		14,586

Balanced Portfolio

	Domestic Common Stocks and Warrants (31.0%)		Shares/ $ Par	Value $ (000’s)

	Materials (0.0%)
	Balchem Corp.		12,311	452

	Total			452

	Other Holdings (0.0%)
*	Motors Liquidation Co. GUC Trust		1,317	22

	Total			22

	Telecommunication Services (0.0%)
*	tw telecom, Inc.		28,100	733

	Total			733

	Total Small Cap Common Stocks			51,427

	Total Domestic Common Stocks and Warrants
	(Cost: $617,930)			703,346

	Foreign Common Stocks (0.0%)	Country

	Basic Materials (0.0%)
(n)*	Catalyst Paper Corp.	Canada	5,430	3

	Total Foreign Common Stocks
	(Cost: $6)			3

	Preferred Stocks (0.1%)

	Financials (0.1%)
	Ally Financial, Inc, 7.00%, 8/6/12 144A		357	334
	Ally Financial, Inc., 8.50%, 5/15/16		31,671	775
	GMAC Capital Trust I, 8.125%, 2/15/40		11,788	296

	Total			1,405

	Total Preferred Stocks
	(Cost: $1,404)			1,405

	Investment Grade Segment (9.2%)

	Aerospace/Defense (0.1%)
	BAE Systems Holdings, Inc., 6.375%, 6/1/19 144A		180,000	214
	Boeing Capital Corp., 2.125%, 8/15/16		460,000	483
	Goodrich Corp., 4.875%, 3/1/20		85,000	100
	L-3 Communications Corp., 5.20%, 10/15/19		635,000	715
	Lockheed Martin Corp., 3.35%, 9/15/21		175,000	185
	Meccanica Holdings USA, Inc., 6.25%, 1/15/40 144A		450,000	369

	Total			2,066

	Auto Manufacturing (0.4%)
	American Honda Finance Corp., 2.125%, 2/28/17 144A		980,000	1,013
	Daimler Finance North America LLC, 2.625%, 9/15/16 144A		60,000	63
	Daimler Finance North America LLC, 3.00%, 3/28/16 144A		655,000	688
	Ford Motor Co., 7.45%, 7/16/31		780,000	970
	Ford Motor Credit Co. LLC, 3.00%, 6/12/17		705,000	718

Investment Grade Segment (9.2%)	Shares/ $ Par	Value $ (000’s)

Auto Manufacturing continued
Ford Motor Credit Co. LLC, 4.25%, 2/3/17	790,000	840
Ford Motor Credit Co. LLC, 5.00%, 5/15/18	410,000	448
Ford Motor Credit Co. LLC, 5.75%, 2/1/21	700,000	784
Ford Motor Credit Co. LLC, 5.875%, 8/2/21	520,000	588
Ford Motor Credit Co. LLC, 8.125%, 1/15/20	325,000	408
PACCAR, Inc., 6.875%, 2/15/14	80,000	87
Toyota Motor Credit Corp., 1.75%, 5/22/17	1,085,000	1,115
Toyota Motor Credit Corp., 3.30%, 1/12/22	1,025,000	1,111
Volkswagen International Finance NV, 2.875%, 4/1/16 144A	730,000	767

Total		9,600

Banking (1.3%)
Bank of America Corp., 3.625%, 3/17/16	580,000	612
Bank of America Corp., 3.75%, 7/12/16	155,000	164
Bank of America Corp., 5.75%, 12/1/17	870,000	1,001
Bank of Montreal, 2.50%, 1/11/17	1,100,000	1,156
The Bank of New York Mellon Corp., 3.55%, 9/23/21	1,225,000	1,329
Barclays Bank PLC, 5.00%, 9/22/16	100,000	111
Barclays Bank PLC, 6.05%, 12/4/17 144A	140,000	151
Citigroup, Inc., 3.953%, 6/15/16	2,955,000	3,162
Fifth Third Bancorp, 3.625%, 1/25/16	740,000	798
The Goldman Sachs Group, Inc., 5.95%, 1/18/18	1,915,000	2,224
The Goldman Sachs Group, Inc., 6.00%, 6/15/20	1,125,000	1,297
The Goldman Sachs Group, Inc., 6.15%, 4/1/18	835,000	974
HSBC Bank PLC, 4.75%, 1/19/21 144A	380,000	436
HSBC Holdings PLC, 5.10%, 4/5/21	590,000	681
JPMorgan Chase & Co., 3.15%, 7/5/16	3,735,000	3,950
JPMorgan Chase & Co., 6.00%, 1/15/18	540,000	644
Merrill Lynch & Co., Inc., 6.40%, 8/28/17	2,185,000	2,542
Morgan Stanley, 2.875%, 7/28/14	780,000	797
Morgan Stanley, 3.80%, 4/29/16	775,000	801
Morgan Stanley, 4.75%, 3/22/17	395,000	423
Morgan Stanley, 5.50%, 7/28/21	540,000	591
Nordea Bank AB, 4.875%, 1/27/20 144A	320,000	362
PNC Funding Corp., 4.375%, 8/11/20	440,000	502
Standard Chartered PLC, 3.20%, 5/12/16 144A	655,000	684
State Street Corp., 2.875%, 3/7/16	390,000	418
SunTrust Banks, Inc., 6.00%, 9/11/17	405,000	472
U.S. Bancorp, 3.442%, 2/1/16	700,000	735
Wachovia Corp., 5.75%, 2/1/18	215,000	260
Wells Fargo & Co., 2.625%, 12/15/16	1,115,000	1,180
Wells Fargo & Co., 4.60%, 4/1/21	715,000	826
Wells Fargo & Co., 7.98%, 12/31/49	255,000	293

Total		29,576

Beverage/Bottling (0.4%)
Anheuser-Busch Cos. LLC, 5.75%, 4/1/36	255,000	326
Anheuser-Busch InBev Worldwide, Inc., 2.50%, 7/15/22	985,000	999
Anheuser-Busch InBev Worldwide, Inc., 5.375%, 1/15/20	220,000	273
Anheuser-Busch InBev Worldwide, Inc., 8.20%, 1/15/39	1,020,000	1,704
Beam, Inc., 3.25%, 5/15/22	275,000	285
The Coca-Cola Co., 1.65%, 3/14/18	750,000	775
The Coca-Cola Co., 3.15%, 11/15/20	775,000	845
Dr. Pepper Snapple Group, Inc., 6.82%, 5/1/18	245,000	311
PepsiCo, Inc., 3.125%, 11/1/20	300,000	323

Balanced Portfolio

Investment Grade Segment (9.2%)	Shares/ $ Par	Value $ (000’s)

Beverage/Bottling continued
PepsiCo, Inc., 7.90%, 11/1/18	80,000	108
Pernod-Ricard SA, 4.25%, 7/15/22 144A	115,000	125
Pernod-Ricard SA, 4.45%, 1/15/22 144A	115,000	127
Pernod-Ricard SA, 5.50%, 1/15/42 144A	140,000	160
Pernod-Ricard SA, 5.75%, 4/7/21 144A	1,090,000	1,297
SABMiller Holdings, Inc., 3.75%, 1/15/22 144A	580,000	630

Total		8,288

Cable/Media/Broadcasting/Satellite (0.3%)
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 2.40%, 3/15/17	655,000	673
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 4.60%, 2/15/21	90,000	98
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 5.15%, 3/15/42	375,000	382
Discovery Communications LLC, 5.05%, 6/1/20	225,000	262
Historic TW, Inc., 6.625%, 5/15/29	580,000	727
Historic TW, Inc., 6.875%, 6/15/18	195,000	247
NBCUniversal Media LLC, 2.875%, 4/1/16	570,000	604
NBCUniversal Media LLC, 6.40%, 4/30/40	180,000	228
News America, Inc., 6.90%, 8/15/39	120,000	156
TCI Communications, Inc., 8.75%, 8/1/15	1,030,000	1,245
Time Warner Entertainment Co. LP, 8.375%, 3/15/23	1,650,000	2,325

Total		6,947

Conglomerate/Diversified Manufacturing (0.1%)
Eastman Chemical Co., 7.25%, 1/15/24	85,000	114
Monsanto Co., 5.125%, 4/15/18	55,000	66
United Technologies Corp., 3.10%, 6/1/22	390,000	415
United Technologies Corp., 4.50%, 6/1/42	470,000	527

Total		1,122

Consumer Products (0.0%)
The Procter & Gamble Co., 5.55%, 3/5/37	645,000	874

Total		874

Electric Utilities (1.1%)
Alabama Power Co., 3.95%, 6/1/21	780,000	881
Ameren Corp., 8.875%, 5/15/14	300,000	334
Appalachian Power Co., 4.60%, 3/30/21	390,000	452
Arizona Public Service Co., 5.05%, 9/1/41	355,000	411
Arizona Public Service Co., 8.75%, 3/1/19	95,000	125
Bruce Mansfield Unit, 6.85%, 6/1/34	471,749	502
Carolina Power & Light Co., 2.80%, 5/15/22	535,000	557
Carolina Power & Light Co., 5.15%, 4/1/15	420,000	465
CenterPoint Energy, Inc., 6.50%, 5/1/18	380,000	456
Commonwealth Edison Co., 4.00%, 8/1/20	410,000	465
Commonwealth Edison Co., 5.875%, 2/1/33	115,000	148
Commonwealth Edison Co., 6.15%, 9/15/17	105,000	129
Connecticut Light & Power Co., 5.65%, 5/1/18	150,000	180
The Detroit Edison Co., 3.45%, 10/1/20	410,000	457
Dominion Resources, Inc., 1.40%, 9/15/17	705,000	707
DTE Energy Co., 6.375%, 4/15/33	175,000	229
Duke Energy Corp., 6.25%, 6/15/18	40,000	49
Duke Energy Indiana, Inc., 3.75%, 7/15/20	775,000	859
Entergy Corp., 4.70%, 1/15/17	660,000	720
Entergy Mississippi, Inc., 6.25%, 4/1/34	1,030,000	1,047
Exelon Generation Co. LLC, 4.25%, 6/15/22 144A	705,000	746

Investment Grade Segment (9.2%)	Shares/ $ Par	Value $ (000’s)

Electric Utilities continued
Exelon Generation Co. LLC, 6.20%, 10/1/17	535,000	637
Kiowa Power Partners LLC, 4.811%, 12/30/13 144A	334,122	336
Mississippi Power Co., 4.75%, 10/15/41	595,000	638
Monongahela Power Co., Inc., 5.70%, 3/15/17 144A	860,000	984
Nevada Power Co., 5.95%, 3/15/16	60,000	69
Nextera Energy, Inc., 4.50%, 6/1/21	800,000	889
NSTAR LLC, 4.50%, 11/15/19	40,000	46
Ohio Edison Co., 6.875%, 7/15/36	145,000	191
Ohio Power Co., 5.375%, 10/1/21	375,000	459
Pacific Gas & Electric Co., 3.50%, 10/1/20	1,175,000	1,297
Pacific Gas & Electric Co., 5.625%, 11/30/17	225,000	274
PacifiCorp., 3.85%, 6/15/21	780,000	879
Peco Energy Co., 2.375%, 9/15/22	440,000	443
Potomac Electric Power Co., 6.50%, 11/15/37	180,000	254
PPL Capital Funding, Inc., 4.20%, 6/15/22	380,000	405
PPL Energy Supply LLC, 6.50%, 5/1/18	150,000	178
Public Service Co. of Colorado, 3.20%, 11/15/20	520,000	569
Public Service Co. of Colorado, 5.80%, 8/1/18	140,000	171
Public Service Co. of New Mexico, 5.35%, 10/1/21	405,000	429
Public Service Electric & Gas Co., 3.65%, 9/1/42	300,000	302
Public Service Electric & Gas Co., 5.00%, 1/1/13	1,500,000	1,517
Puget Sound Energy, Inc., 6.274%, 3/15/37	550,000	769
San Diego Gas & Electric Co., 6.125%, 9/15/37	200,000	280
Sempra Energy, 2.30%, 4/1/17	635,000	665
Sempra Energy, 6.15%, 6/15/18	250,000	309
South Carolina Electric & Gas Co., 6.05%, 1/15/38	295,000	385
Tampa Electric Co., 5.40%, 5/15/21	530,000	656
Union Electric Co., 3.90%, 9/15/42	405,000	411
Union Electric Co., 6.40%, 6/15/17	180,000	221
Union Electric Co., 6.70%, 2/1/19	180,000	230
Virginia Electric & Power Co., 3.45%, 9/1/22	680,000	745
Virginia Electric & Power Co., 5.40%, 4/30/18	55,000	67

Total		25,624

Electronics (0.1%)
Hewlett-Packard Co., 2.125%, 9/13/15	915,000	928
Hewlett-Packard Co., 3.00%, 9/15/16	555,000	574
Hewlett-Packard Co., 3.75%, 12/1/20	80,000	80
International Business Machines Corp., 1.95%, 7/22/16	400,000	418
International Business Machines Corp., 2.00%, 1/5/16	520,000	543

Total		2,543

Food Processors (0.2%)
Archer-Daniels-Midland Co., 4.479%, 3/1/21	230,000	266
General Mills, Inc., 3.15%, 12/15/21	560,000	583
Kellogg Co., 3.25%, 5/21/18	235,000	258
Kraft Foods Group, Inc., 2.25%, 6/5/17 144A	180,000	185

Balanced Portfolio

Investment Grade Segment (9.2%)	Shares/ $ Par	Value $ (000’s)

Food Processors continued
Kraft Foods Group, Inc., 3.50%, 6/6/22 144A	240,000	253
Kraft Foods Group, Inc., 6.125%, 8/23/18 144A	303,000	371
Kraft Foods, Inc., 6.125%, 2/1/18	107,000	131
Kraft Foods, Inc., 6.50%, 8/11/17	410,000	504
Kraft Foods, Inc., 6.50%, 2/9/40	930,000	1,260
Mead Johnson Nutrition Co., 4.90%, 11/1/19	640,000	730

Total		4,541

Gaming/Leisure/Lodging (0.0%)
Choice Hotels International, Inc., 5.75%, 7/1/22	225,000	245

Total		245

Gas Pipelines (0.3%)
CenterPoint Energy Resources Corp., 6.125%, 11/1/17	140,000	170
Energy Transfer Partners LP, 4.65%, 6/1/21	285,000	306
Energy Transfer Partners LP, 6.05%, 6/1/41	715,000	788
Energy Transfer Partners LP, 6.70%, 7/1/18	305,000	362
Enterprise Products Operating LLC, 3.20%, 2/1/16	585,000	617
Kinder Morgan Energy Partners LP, 5.95%, 2/15/18	800,000	963
Kinder Morgan Energy Partners LP, 6.375%, 3/1/41	795,000	972
Kinder Morgan Energy Partners LP, 6.50%, 2/1/37	280,000	337
Magellan Midstream Partners LP, 6.55%, 7/15/19	335,000	412
ONEOK Partners LP, 2.00%, 10/1/17	355,000	362
Plains All American Pipeline LP/PAA Finance Corp., 6.50%, 5/1/18	175,000	216
Spectra Energy Partners LP, 2.95%, 6/15/16	315,000	325
Williams Partners LP, 4.00%, 11/15/21	135,000	145
Williams Partners LP, 4.125%, 11/15/20	54,000	59
Williams Partners LP, 5.25%, 3/15/20	460,000	533

Total		6,567

Health Care/Pharmaceuticals (0.4%)
Amgen, Inc., 3.875%, 11/15/21	935,000	1,005
Express Scripts Holding Co., 2.65%, 2/15/17 144A	330,000	346
Express Scripts Holding Co., 3.125%, 5/15/16	155,000	165
Express Scripts Holding Co., 3.50%, 11/15/16 144A	560,000	605
Express Scripts Holding Co., 3.90%, 2/15/22 144A	175,000	191
Medco Health Solutions, Inc., 7.125%, 3/15/18	750,000	942
Merck & Co., Inc., 3.875%, 1/15/21	590,000	672
Merck & Co., Inc., 5.75%, 11/15/36	30,000	40
The Novartis Capital Corp., 2.40%, 9/21/22	1,080,000	1,093
Pfizer, Inc., 5.35%, 3/15/15	370,000	414
Roche Holdings, Inc., 6.00%, 3/1/19 144A	385,000	483
Sanofi-Aventis SA, 2.625%, 3/29/16	1,155,000	1,222
Thermo Fisher Scientific, Inc., 1.85%, 1/15/18	255,000	259
Thermo Fisher Scientific, Inc., 3.15%, 1/15/23	325,000	336
Watson Pharmaceuticals, Inc., 1.875%, 10/1/17	85,000	86

Investment Grade Segment (9.2%)	Shares/ $ Par	Value $ (000’s)

Health Care/Pharmaceuticals continued
Watson Pharmaceuticals, Inc., 3.25%, 10/1/22	180,000	182
Watson Pharmaceuticals, Inc., 4.625%, 10/1/42	110,000	113
Wyeth LLC, 5.50%, 2/15/16	25,000	29
Wyeth LLC, 5.95%, 4/1/37	630,000	854

Total		9,037

Independent Finance (0.6%)
General Electric Capital Corp., 1.152%, 4/24/14	10,000,000	10,064
General Electric Capital Corp., 5.625%, 5/1/18	1,735,000	2,046
General Electric Capital Corp./LJ VP Holdings LLC, 3.80%, 6/18/19 144A	950,000	1,003

Total		13,113

Information/Data Technology (0.0%)
Oracle Corp., 3.875%, 7/15/20	760,000	870

Total		870

Life Insurance (0.2%)
American International Group, Inc., 4.875%, 6/1/22	575,000	648
MassMutual Global Funding II, 2.30%, 9/28/15 144A	850,000	887
Metropolitan Life Global Funding I, 3.65%, 6/14/18 144A	720,000	793
New York Life Global Funding, 2.45%, 7/14/16 144A	780,000	814
Prudential Financial, Inc., 5.375%, 6/21/20	250,000	289
Prudential Financial, Inc., 5.70%, 12/14/36	170,000	190
Teachers Insurance & Annuity Association-College Retirement Equity Fund, 6.85%, 12/16/39 144A	385,000	529
UnitedHealth Group, Inc., 4.70%, 2/15/21	400,000	466
WellPoint, Inc., 1.875%, 1/15/18	220,000	222
WellPoint, Inc., 3.30%, 1/15/23	305,000	308

Total		5,146

Machinery (0.1%)
Caterpillar Financial Services Corp., 1.625%, 6/1/17	510,000	520
John Deere Capital Corp., 0.70%, 9/4/15	560,000	561
John Deere Capital Corp., 1.20%, 10/10/17	380,000	382
John Deere Capital Corp., 2.25%, 4/17/19	430,000	448
John Deere Capital Corp., 2.80%, 1/27/23	580,000	599

Total		2,510

Metals/Mining (0.4%)
ArcelorMittal, 5.5%, 8/5/20	235,000	226
ArcelorMittal, 5.75%, 3/1/21	340,000	324
ArcelorMittal, 6.125%, 6/1/18	265,000	263
Barrick Gold Corp., 2.90%, 5/30/16	425,000	446
Barrick Gold Corp., 3.85%, 4/1/22	745,000	782
Barrick North America Finance LLC, 6.80%, 9/15/18	370,000	460
Freeport-McMoRan Copper & Gold, Inc., 3.55%, 3/1/22	670,000	671
Newmont Mining Corp., 3.50%, 3/15/22	925,000	938
Newmont Mining Corp., 6.25%, 10/1/39	146,000	173
Rio Tinto Finance USA PLC, 1.625%, 8/21/17	1,050,000	1,052
Rio Tinto Finance USA, Ltd., 4.125%, 5/20/21	600,000	664
Rio Tinto Finance USA, Ltd., 9.00%, 5/1/19	200,000	273

Balanced Portfolio

Investment Grade Segment (9.2%)	Shares/ $ Par	Value $ (000’s)

Metals/Mining continued
Teck Resources, Ltd., 3.00%, 3/1/19	215,000	218
Teck Resources, Ltd., 5.20%, 3/1/42	705,000	663
Teck Resources, Ltd., 10.75%, 5/15/19	790,000	952

Total		8,105

Natural Gas Distributors (0.0%)
NiSource Finance Corp., 5.80%, 2/1/42	915,000	1,082

Total		1,082

Oil and Gas (1.0%)
Anadarko Petroleum Corp., 6.375%, 9/15/17	780,000	940
Apache Corp., 4.75%, 4/15/43	370,000	423
BP Capital Markets PLC, 1.846%, 5/5/17	725,000	741
BP Capital Markets PLC, 4.50%, 10/1/20	185,000	215
BP Capital Markets PLC, 4.75%, 3/10/19	1,320,000	1,533
Canadian Natural Resources, Ltd., 5.70%, 5/15/17	391,000	465
Canadian Natural Resources, Ltd., 5.85%, 2/1/35	90,000	109
Canadian Natural Resources, Ltd., 6.45%, 6/30/33	335,000	429
Cenovus Energy, Inc., 4.45%, 9/15/42	700,000	730
ConocoPhillips, 6.00%, 1/15/20	1,175,000	1,507
Devon Energy Corp., 1.875%, 5/15/17	365,000	372
Devon Energy Corp., 3.25%, 5/15/22	555,000	577
Encana Corp., 3.90%, 11/15/21	1,390,000	1,469
Ensco PLC, 4.70%, 3/15/21	585,000	661
EOG Resources, Inc., 4.40%, 6/1/20	245,000	282
Hess Corp., 5.60%, 2/15/41	420,000	487
Husky Energy, Inc., 3.95%, 4/15/22	590,000	632
Husky Energy, Inc., 7.25%, 12/15/19	80,000	103
Marathon Oil Corp., 6.60%, 10/1/37	140,000	187
Nabors Industries, Inc., 6.15%, 2/15/18	655,000	769
Noble Energy, Inc., 4.15%, 12/15/21	185,000	200
Noble Energy, Inc., 6.00%, 3/1/41	280,000	339
Noble Holding International, Ltd., 5.25%, 3/15/42	1,100,000	1,182
Occidental Petroleum Corp., 4.125%, 6/1/16	315,000	351
Pemex Project Funding Master Trust, 6.625%, 6/15/35	245,000	308
Petrohawk Energy Corp., 6.25%, 6/1/19	695,000	783
Shell International Finance BV, 1.125%, 8/21/17	700,000	702
Shell International Finance BV, 4.30%, 9/22/19	1,580,000	1,846
Southwestern Energy Co., 4.10%, 3/15/22 144A	460,000	488
Suncor Energy, Inc., 6.85%, 6/1/39	265,000	365
Talisman Energy, Inc., 3.75%, 2/1/21	700,000	730
Total Capital International SA, 1.50%, 2/17/17	105,000	107
Total Capital SA, 4.45%, 6/24/20	950,000	1,103
Transocean, Inc., 6.375%, 12/15/21	590,000	706
Weatherford International, Ltd., 5.95%, 4/15/42	1,120,000	1,178

Total		23,019

Other Finance (0.2%)
American Express Co., 6.15%, 8/28/17	590,000	718
American Express Credit Corp., 5.125%, 8/25/14	590,000	638
Berkshire Hathaway Finance Corp., 3.00%, 5/15/22	705,000	731
CVS Pass-Through Trust, 6.036%, 12/10/28	522,195	606
The NASDAQ OMX Group, Inc., 5.55%, 1/15/20	330,000	355

	Investment Grade Segment (9.2%)	Shares/ $ Par	Value $ (000’s)

	Other Finance continued
	Prudential Covered Trust 2012-1, 2.997%, 9/30/15 144A	1,465,000	1,522

	Total		4,570

	Other Holdings (0.1%)
(f)	Federative Republic of Brazil, 8.50%, 1/5/24	1,855,000	1,076
(f)	Morgan Stanley, 5.40%, 5/15/15 144A	3,952,551	2,096

	Total		3,172

	Other Services (0.1%)
	American Tower Corp., 4.625%, 4/1/15	195,000	210
	American Tower Corp., 7.00%, 10/15/17	200,000	238
	Republic Services, Inc., 3.80%, 5/15/18	1,030,000	1,145
	Republic Services, Inc., 5.25%, 11/15/21	425,000	503
	Waste Management, Inc., 2.90%, 9/15/22	460,000	460
	Waste Management, Inc., 4.60%, 3/1/21	440,000	501

	Total		3,057

	Paper and Forest Products (0.1%)
	Georgia-Pacific LLC, 5.40%, 11/1/20 144A	890,000	1,043
	Georgia-Pacific LLC, 7.75%, 11/15/29	50,000	66

	Total		1,109

	Property and Casualty Insurance (0.1%)
	The Hartford Financial Services Group, Inc., 6.625%, 4/15/42	935,000	1,131

	Total		1,131

	Railroads (0.2%)
	Burlington Northern Santa Fe LLC, 3.05%, 3/15/22	455,000	470
	Burlington Northern Santa Fe LLC, 3.05%, 9/1/22	375,000	388
	Burlington Northern Santa Fe LLC, 3.60%, 9/1/20	390,000	423
	Canadian National Railway Co., 5.85%, 11/15/17	140,000	169
	CSX Corp., 3.70%, 10/30/20	70,000	76
	CSX Corp., 4.25%, 6/1/21	200,000	225
	CSX Corp., 5.60%, 5/1/17	490,000	576
	Norfolk Southern Corp., 2.903%, 2/15/23 144A	789,000	801
	Union Pacific Corp., 4.30%, 6/15/42	700,000	746

	Total		3,874

	Real Estate Investment Trusts (0.5%)
	AvalonBay Communities, Inc., 2.95%, 9/15/22	205,000	204
	AvalonBay Communities, Inc., 3.95%, 1/15/21	675,000	735
	Boston Properties LP, 3.85%, 2/1/23	580,000	611
	BRE Properties, Inc., 5.20%, 3/15/21	535,000	608
	BRE Properties, Inc., 5.50%, 3/15/17	245,000	277
	Colonial Realty LP, 6.05%, 9/1/16	360,000	397
	DDR Corp., 4.75%, 4/15/18	1,360,000	1,509
	ERP Operating LP, 4.625%, 12/15/21	745,000	859
	Essex Portfolio LP, 3.625%, 8/15/22 144A	1,050,000	1,058
	HCP, Inc., 3.75%, 2/1/16	335,000	356
	HCP, Inc., 3.75%, 2/1/19	195,000	205
	HCP, Inc., 6.00%, 1/30/17	400,000	460
	HCP, Inc., 6.70%, 1/30/18	200,000	240
	Health Care REIT, Inc., 3.625%, 3/15/16	290,000	306
	Health Care REIT, Inc., 4.125%, 4/1/19	935,000	995
	Ventas Realty LP/Ventas Capital Corp., 4.25%, 3/1/22	270,000	287

Balanced Portfolio

Investment Grade Segment (9.2%)	Shares/ $ Par	Value $ (000’s)

Real Estate Investment Trusts continued
Ventas Realty LP/Ventas Capital Corp., 4.75%, 6/1/21	515,000	566
Vornado Realty LP, 5.00%, 1/15/22	745,000	824
WEA Finance LLC, 7.125%, 4/15/18 144A	360,000	440

Total		10,937

Restaurants (0.1%)
Darden Restaurants, Inc., 4.50%, 10/15/21	600,000	644
Darden Restaurants, Inc., 6.20%, 10/15/17	360,000	420
Yum! Brands, Inc., 3.75%, 11/1/21	455,000	490
Yum! Brands, Inc., 3.875%, 11/1/20	355,000	387

Total		1,941

Retail Food and Drug (0.2%)
CVS Caremark Corp., 6.25%, 6/1/27	715,000	938
Delhaize Group SA, 4.125%, 4/10/19	815,000	787
Delhaize Group SA, 5.70%, 10/1/40	770,000	685
Safeway, Inc., 6.35%, 8/15/17	1,170,000	1,318

Total		3,728

Retail Stores (0.3%)
The Home Depot, Inc., 4.40%, 4/1/21	205,000	242
The Home Depot, Inc., 5.40%, 3/1/16	175,000	202
The Home Depot, Inc., 5.875%, 12/16/36	70,000	92
Lowe’s Cos., Inc., 3.80%, 11/15/21	125,000	138
Macy’s Retail Holdings, Inc., 5.90%, 12/1/16	590,000	689
Macy’s Retail Holdings, Inc., 7.875%, 7/15/15	715,000	840
Nordstrom, Inc., 6.25%, 1/15/18	225,000	273
Nordstrom, Inc., 7.00%, 1/15/38	265,000	386
Target Corp., 6.50%, 10/15/37	470,000	660
Walgreen Co., 1.80%, 9/15/17	240,000	243
Walgreen Co., 3.10%, 9/15/22	255,000	259
Wal-Mart Stores, Inc., 2.80%, 4/15/16	300,000	322
Wal-Mart Stores, Inc., 3.25%, 10/25/20	480,000	528
Wal-Mart Stores, Inc., 3.625%, 7/8/20	250,000	281
Wal-Mart Stores, Inc., 4.875%, 7/8/40	415,000	497

Total		5,652

Telecommunications (0.3%)
America Movil SAB de CV, 2.375%, 9/8/16	430,000	447
America Movil SAB de CV, 5.00%, 3/30/20	1,010,000	1,183
AT&T Corp., 8.00%, 11/15/31	380,000	584
AT&T, Inc., 2.95%, 5/15/16	865,000	930
CenturyLink, Inc., 5.15%, 6/15/17	465,000	507
Qwest Corp., 6.50%, 6/1/17	595,000	699
Telefonica Emisiones SAU, 3.729%, 4/27/15	555,000	552
Verizon Communications, Inc., 5.85%, 9/15/35	505,000	639
Verizon Communications, Inc., 6.25%, 4/1/37	400,000	527
Verizon Communications, Inc., 6.35%, 4/1/19	770,000	987

Total		7,055

Vehicle Parts (0.0%)
Johnson Controls, Inc., 5.25%, 12/1/41	375,000	421

Total		421

Total Investment Grade Segment
(Cost: $189,788)		207,522

	Governments (14.0%)	Shares/ $ Par	Value $ (000’s)

	Governments (14.0%)
	Canada Government International Bond, 0.875%, 2/14/17	4,375,000	4,426
	Israel Government AID Bond, 0.00%, 11/15/22	2,600,000	2,058
	Israel Government AID Bond, 0.00%, 11/15/23	11,500,000	8,631
	Israel Government AID Bond, 5.50%, 4/26/24	9,840,000	13,060
	Overseas Private Investment Corp., 4.10%, 11/15/14	1,089,920	1,131
	US Department of Housing & Urban Development, 6.17%, 8/1/14	2,455,000	2,462
(g)	US Treasury, 0.125%, 7/31/14	33,435,000	33,366
	US Treasury, 0.25%, 4/30/14	2,560,000	2,561
	US Treasury, 0.25%, 5/31/14	7,105,000	7,107
	US Treasury, 0.25%, 6/30/14	19,685,000	19,689
	US Treasury, 0.25%, 8/31/14	17,225,000	17,228
	US Treasury, 0.50%, 7/31/17	2,740,000	2,727
	US Treasury, 0.625%, 5/31/17	65,230,000	65,393
(g)	US Treasury, 0.625%, 8/31/17	13,010,000	13,018
(g)	US Treasury, 0.75%, 6/30/17	42,355,000	42,676
	US Treasury, 1.00%, 8/31/19	210,000	209
(g)	US Treasury, 1.625%, 8/15/22	3,955,000	3,951
	US Treasury, 1.75%, 5/15/22	4,720,000	4,786
	US Treasury, 2.75%, 8/15/42	1,105,000	1,087
(g)	US Treasury, 3.00%, 5/15/42	6,125,000	6,351
	US Treasury, 3.125%, 2/15/42	17,100,000	18,190
	US Treasury, 4.50%, 2/15/36	1,600,000	2,134
	US Treasury, 5.375%, 2/15/31	30,880,000	44,665

	Total Governments
	(Cost: $308,388)		316,906

	Municipal Bonds (0.9%)

	Municipal Bonds (0.9%)
	American Municipal Power, Inc., Series 2010, 5.939%, 2/15/47 RB	1,312,000	1,531
	Bay Area Toll Authority San Francisco Bay Area Toll Bridge, Series 2009-F, 6.263%, 4/1/49 RB	70,000	98
	Board of Regents of the University of Texas System, Series 2010C, 4.794%, 8/15/46 RB	1,040,000	1,231
	Board of Regents of the University of Texas System, Series 2009B, 6.276%, 8/15/41 RB	400,000	473
	The City of New York, Series C-1, 5.517%, 10/1/37 GO	590,000	731
	Connecticut Housing Finance Authority, Series D-2, 5.00%, 11/15/26 RB, PSF-GTD	715,000	779
	Dallas Area Rapid Transit, Series 2010B, 5.022%, 12/1/48 RB	1,185,000	1,468
	Dallas Independent School District, Series 2010C, 6.45%, 2/15/35 GO, PSF	1,170,000	1,456
	Dormitory Authority of the State of New York, Series 2010H, 5.389%, 3/15/40 RB	200,000	244
	Energy Northwest, , 2.197%, 7/1/19 RB	935,000	950
	Los Angeles Unified School District, Series RY, 6.758%, 7/1/34 GO	585,000	769
	Metropolitan Transportation Authority, Series 2010C-1, 6.687%, 11/15/40 RB	203,000	271

Balanced Portfolio

Municipal Bonds (0.9%)	Shares/ $ Par	Value $ (000’s)

Municipal Bonds continued
Metropolitan Transportation Authority, Series 2009C, 7.336%, 11/15/39 RB	415,000	622
Montana Facility Finance Authority, Series 2010A, 4.75%, 5/20/37 RB, GNMA, FHA	2,550,000	2,690
New York City Municipal Water Finance Authority, Series AA, 5.44%, 6/15/43 RB	432,000	551
New York City Municipal Water Finance Authority, Series AA-1, 5.75%, 6/15/41 RB	115,000	152
Port Authority New York & New Jersey, Series 168, 4.926%, 10/1/51 RB	930,000	1,048
State of California, Series 2010, 5.70%, 11/1/21 GO	780,000	886
State of California, Series 2010, 7.60%, 11/1/40 GO	370,000	508
State of Illinois, Series 2011, 4.961%, 3/1/16 GO	1,315,000	1,433
Texas Transportation Commission, Series 2010A, 4.681%, 4/1/40 GO	355,000	414
University of California Regents Medical Center, Series H, 6.548%, 5/15/48 RB	820,000	1,077

Total Municipal Bonds
(Cost: $16,667)		19,382

Structured Products (15.3%)

Structured Products (15.3%)
Ally Auto Receivables Trust, Series 2009-B, Class C, 4.06%, 5/16/16 144A	2,880,000	2,968
Asset Securitization Corp., Series 1997-D5, Class PS1, 1.35%, 2/14/43 IO	6,025,612	176
Banc of America Funding Corp., Series 2007-1, Class TA1A, 0.277%, 1/25/37	867,749	455
Banc of America Funding Corp., Series 2007-4, Class TA1A, 0.306%, 5/25/37	964,663	597
Caisse Centrale Desjardins du Quebec, 2.55%, 3/24/16 144A	2,535,000	2,695
Chase Issuance Trust, Series 2012-A5, Class A5, 0.59%, 8/15/17	2,200,000	2,206
Citigroup Commercial Mortgage Trust, Series 2010-RR3, Class MLSR, 5.81%, 6/14/50 144A	1,485,000	1,684
Citigroup Commerical Mortgage Trust, Series 2008-C7, Class A4, 6.263%, 12/10/49	5,000,000	5,971
Citigroup Mortgage Loan Trust, Inc., Series 2005-1, Class 3A1, 6.50%, 4/25/35	328,735	333
CNH Equipment Trust, Series 2012-A, Class A3, 0.94%, 5/15/17	1,500,000	1,513
CNH Equipment Trust, Series 2012-A, Class A4, 1.38%, 2/15/18	2,495,000	2,546
Credit Suisse AG/Guernsey, 1.625%, 3/6/15 144A	1,800,000	1,831

Structured Products (15.3%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Credit Suisse Mortgage Capital Certificates, Series 2009-RR1, Class A3A, 5.383%, 2/15/40 144A	1,125,000	1,250
Discover Card Master Trust, Series 2012- A1, Class A1, 0.81%, 8/15/17	10,270,000	10,350
DLJ Commercial Mortgage Corp., Series 1998-CF1, Class S, 1.276%, 2/15/31 IO	15,606,539	354
DLJ Mortgage Acceptance Corp., Series 1997-CF2, Class S, 0.465%, 10/15/30 IO 144A	906,716	11
FDIC Structured Sale Guaranteed Notes, Series 2010-S2, Class 2A, 2.57%, 7/29/47 144A	4,255,343	4,266
Federal Home Loan Mortgage Corp., Series K009, Class X1, 1.675%, 8/25/20 IO	17,169,554	1,451
Federal Home Loan Mortgage Corp., 3.50%, 2/1/26	1,053,252	1,115
Federal Home Loan Mortgage Corp., 3.50%, 7/1/26	1,985,703	2,103
Federal Home Loan Mortgage Corp., 3.50%, 8/1/26	45,944	49
Federal Home Loan Mortgage Corp., 3.50%, 2/1/42	2,271,179	2,437
Federal Home Loan Mortgage Corp., 3.50%, 7/1/42	1,408,787	1,513
Federal Home Loan Mortgage Corp., 4.00%, 10/1/20	561,756	601
Federal Home Loan Mortgage Corp., 4.00%, 8/1/25	2,317,836	2,467
Federal Home Loan Mortgage Corp., 4.00%, 9/1/25	2,616,035	2,784
Federal Home Loan Mortgage Corp., 4.00%, 5/1/26	632,812	674
Federal Home Loan Mortgage Corp., 4.00%, 6/1/26	1,028,663	1,095
Federal Home Loan Mortgage Corp., 4.00%, 9/1/40	1,582,140	1,703
Federal Home Loan Mortgage Corp., 4.00%, 1/1/41	11,061,474	11,903
Federal Home Loan Mortgage Corp., 4.00%, 2/1/41	12,970,803	13,959
Federal Home Loan Mortgage Corp., 4.00%, 3/1/41	175,053	188
Federal Home Loan Mortgage Corp., 4.00%, 4/1/41	8,426,050	9,072
Federal Home Loan Mortgage Corp., 4.00%, 5/1/41	1,351,478	1,455
Federal Home Loan Mortgage Corp., 4.00%, 8/1/41	441,340	475
Federal Home Loan Mortgage Corp., 4.00%, 9/1/41	2,060,504	2,217
Federal Home Loan Mortgage Corp., 4.00%, 10/1/41	659,527	710
Federal Home Loan Mortgage Corp., 4.50%, 5/1/19	831,331	911

Balanced Portfolio

Structured Products (15.3%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Federal Home Loan Mortgage Corp., Series 3065, Class TN, 4.50%, 10/15/33	370,135	380
Federal Home Loan Mortgage Corp., Series 3248, Class LN, 4.50%, 7/15/35	2,591,114	2,703
Federal Home Loan Mortgage Corp., 4.50%, 9/1/39	559,933	602
Federal Home Loan Mortgage Corp., 4.50%, 9/1/40	1,353,310	1,499
Federal Home Loan Mortgage Corp., 4.50%, 1/1/41	2,954,422	3,238
Federal Home Loan Mortgage Corp., 4.50%, 3/1/41	4,093,470	4,429
Federal Home Loan Mortgage Corp., 4.50%, 7/1/41	21,072,482	22,800
Federal Home Loan Mortgage Corp., 5.00%, 10/1/19	257,497	279
Federal Home Loan Mortgage Corp., 5.00%, 2/1/20	358,447	394
Federal Home Loan Mortgage Corp., 5.00%, 5/1/20	1,297,641	1,424
Federal Home Loan Mortgage Corp., 5.00%, 11/1/35	8,061,951	9,043
Federal Home Loan Mortgage Corp., 5.00%, 12/1/35	6,330,676	6,990
Federal Home Loan Mortgage Corp., 5.00%, 8/1/39	671,595	743
Federal Home Loan Mortgage Corp., 5.00%, 2/1/41	684,423	751
Federal Home Loan Mortgage Corp., 5.00%, 3/1/41	227,318	248
Federal Home Loan Mortgage Corp., 5.00%, 4/1/41	1,241,324	1,358
Federal Home Loan Mortgage Corp., 5.00%, 5/1/41	6,335,601	6,948
Federal Home Loan Mortgage Corp., 5.00%, 3/1/38	7,776,645	8,450
Federal Home Loan Mortgage Corp., 5.50%, 9/1/19	327,557	358
Federal Home Loan Mortgage Corp., 5.50%, 11/1/19	738,300	808
Federal Home Loan Mortgage Corp., 5.50%, 12/1/19	144,638	158
Federal Home Loan Mortgage Corp., 5.50%, 3/1/20	1,076,350	1,177
Federal Home Loan Mortgage Corp., 5.50%, 6/1/33	65,430	72
Federal Home Loan Mortgage Corp., 5.50%, 6/1/35	1,477,011	1,619
Federal Home Loan Mortgage Corp., 5.50%, 1/1/37	2,932,816	3,204
Federal Home Loan Mortgage Corp., 5.50%, 4/1/38	1,037,313	1,131
Federal Home Loan Mortgage Corp., 5.50%, 8/1/38	519,927	568
Federal Home Loan Mortgage Corp., Series K001, Class A2, 5.651%, 4/25/16	3,850,680	4,317

Structured Products (15.3%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Federal Home Loan Mortgage Corp., Series 2840, Class LK, 6.00%, 11/15/17	591,703	599
Federal Home Loan Mortgage Corp., Series 2439, Class LH, 6.00%, 4/15/32	837,904	939
Federal Home Loan Mortgage Corp., 6.00%, 11/1/39	1,258,622	1,388
Federal Home Loan Mortgage Corp. TBA, 3.50%, 11/1/42	2,010,000	2,149
Federal National Mortgage Association, 3.00%, 10/1/26	101,035	107
Federal National Mortgage Association, 3.00%, 3/1/27	1,393,248	1,481
Federal National Mortgage Association, 3.00%, 6/1/27	2,170,782	2,307
Federal National Mortgage Association, 3.50%, 4/1/26	1,062,558	1,132
Federal National Mortgage Association, 4.00%, 6/1/19	349,219	375
Federal National Mortgage Association, 4.50%, 6/1/19	4,268,823	4,719
Federal National Mortgage Association, 4.50%, 12/1/19	368,872	408
Federal National Mortgage Association, 4.50%, 11/1/40	3,405,465	3,789
Federal National Mortgage Association, 4.50%, 1/1/41	2,649,723	2,921
Federal National Mortgage Association, 4.50%, 2/1/41	5,042,059	5,481
Federal National Mortgage Association, 4.50%, 3/1/41	456,912	499
Federal National Mortgage Association, 4.50%, 4/1/41	436,584	474
Federal National Mortgage Association, 4.50%, 5/1/41	15,351,606	16,698
Federal National Mortgage Association, 5.00%, 3/1/20	1,441,675	1,593
Federal National Mortgage Association, 5.00%, 5/1/20	2,170,617	2,384
Federal National Mortgage Association, 5.00%, 4/1/35	1,819,504	2,073
Federal National Mortgage Association, 5.00%, 7/1/35	2,567,444	2,926
Federal National Mortgage Association, 5.00%, 10/1/35	1,202,541	1,370
Federal National Mortgage Association, 5.00%, 5/1/38	3,421,391	3,733
Federal National Mortgage Association, Series 2006-M1, Class C, 5.355%, 2/25/16	5,522,191	5,652
Federal National Mortgage Association, 5.50%, 4/1/21	740,201	809
Federal National Mortgage Association, 5.50%, 3/1/35	4,431,255	5,018
Federal National Mortgage Association, 5.50%, 9/1/35	5,373,878	5,999

Balanced Portfolio

Structured Products (15.3%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Federal National Mortgage Association, 5.50%, 11/1/35	6,685,701	7,463
Federal National Mortgage Association, 5.50%, 11/1/37	3,721,182	3,918
Federal National Mortgage Association, 6.00%, 5/1/35	170,496	193
Federal National Mortgage Association, 6.00%, 6/1/35	440,162	491
Federal National Mortgage Association, 6.00%, 7/1/35	2,913,859	3,246
Federal National Mortgage Association, 6.00%, 10/1/35	456,457	508
Federal National Mortgage Association, 6.00%, 11/1/35	3,591,923	4,037
Federal National Mortgage Association, 6.00%, 9/1/36	1,056,968	1,186
Federal National Mortgage Association, 6.00%, 3/1/38	626,931	696
Federal National Mortgage Association, Series 2002-W4, Class A4, 6.25%, 5/25/42	3,979,179	4,564
Federal National Mortgage Association, 6.50%, 7/1/37	3,887,514	4,427
Federal National Mortgage Association, 6.75%, 4/25/18	537,550	561
Federal National Mortgage Association TBA, 3.50%, 12/1/42	6,245,000	6,668
Federal National Mortgage Association TBA, 3.50%, 11/1/42	2,845,000	3,044
Ford Credit Auto Owner Trust, Series 2012-A, Class A4, 1.15%, 6/15/17	845,000	860
Ford Credit Auto Owner Trust, Series 2009-E, Class D, 5.53%, 5/15/16 144A	4,401,638	4,654
Ford Credit Auto Owner Trust, Series 2009-D, Class D, 8.14%, 2/15/16 144A	4,200,000	4,511
Golden Credit Card Trust, Series 2012-2A, Class A1, 1.77%, 1/15/19 144A	3,070,000	3,163
Goldman Sachs Mortgage Securities Corp. II, Series 2009-RR, Class CSA, 5.286%, 12/17/39 144A	500,000	569
Goldman Sachs Mortgage Securities Corp. II, Series 2009-RR1, Class GGA, 6.039%, 7/12/38 144A	400,000	463
Government National Mortgage Association, 5.00%, 7/15/33	1,029,188	1,143
Government National Mortgage Association, 5.50%, 1/15/32	68,947	77
Government National Mortgage Association, 5.50%, 2/15/32	693,406	776

Structured Products (15.3%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Government National Mortgage Association, 5.50%, 9/15/32	18,587	21
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class AJ, 4.859%, 8/10/42	2,000,000	2,113
Honda Auto Receivables Owner Trust, Series 2012-2, Class A4, 0.91%, 5/15/18	740,000	749
Honda Auto Receivables Owner Trust, Series 2012-1, Class A4, 0.97%, 4/16/18	1,030,000	1,043
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-CB18, Class A4, 5.44%, 6/12/47	1,975,000	2,275
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-C1, Class ASB, 5.857%, 2/15/51	499,995	545
Louisiana Public Facilities Authority, Series 2008, Class A3, 6.55%, 8/1/20	2,250,000	2,805
MASTR Asset Securitization Trust, Series 2003-10, Class 1A1, 5.25%, 11/25/23	369,190	386
MASTR Asset Securitization Trust, Series 2003-12, Class 1A1, 5.25%, 12/25/24	268,712	283
Merrill Lynch Alternative Note Asset Trust, Series 2007-A1, Class A2A, 0.287%, 1/25/37	2,086,475	791
Nissan Auto Lease Trust, Series 2012-A, Class A3, 0.98%, 5/15/15	2,665,000	2,693
Oncor Electric Delivery Transition Bond Co., Series 2004-1, Class A3, 5.29%, 5/15/18	2,205,000	2,431
Residential Funding Mortgage Securities I, Series 2003-S18, Class A1, 4.50%, 10/25/18	139,004	143
Sequoia Mortgage Trust, Series 2011-2, Class A1, 3.90%, 9/25/41	2,088,220	2,193
TBW Mortgage Backed Pass Through Certificates, Series 2007-1, Class A1, 0.306%, 3/25/37	90,776	90
UBS-Barclays Commercial Mortgage Trust, Series 2012-C3, Class A4, 3.091%, 8/10/49	4,680,000	4,870
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class AM, 5.466%, 1/15/45	4,000,000	4,397
Washington Mutual Alternative Mortgage Pass-Through Certficates, Series 2006-6, Class 4A, 6.866%, 11/25/34	669,124	616
Wells Fargo Mortgage Backed Securities Trust, Series 2004-EE, Class 2A2, 2.612%, 12/25/34	519,387	534

Balanced Portfolio

Structured Products (15.3%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Wells Fargo Mortgage Backed Securities Trust, Series 2003-12, Class A1, 4.75%, 11/25/18	43,403	45
Wells Fargo Mortgage Backed Securities Trust, Series 2005-1, Class 2A1, 5.00%, 1/25/20	265,505	280

Total Structured Products
(Cost: $331,375)		347,323

Below Investment Grade Segment (6.8%)

Aerospace/Defense (0.1%)
BE Aerospace, Inc., 5.25%, 4/1/22	250,000	260
Bombardier, Inc., 5.75%, 3/15/22 144A	300,000	308
Bombardier, Inc., 7.75%, 3/15/20 144A	230,000	264
Huntington Ingalls Industries, Inc., 6.875%, 3/15/18	455,000	493
Huntington Ingalls Industries, Inc., 7.125%, 3/15/21	265,000	285
Triumph Group, Inc., 8.625%, 7/15/18	290,000	327

Total		1,937

Autos/Vehicle Parts (0.2%)
American Axle & Manufacturing Holdings, Inc., 9.25%, 1/15/17 144A	180,000	201
American Axle & Manufacturing, Inc., 6.625%, 10/15/22	125,000	127
American Axle & Manufacturing, Inc., 7.875%, 3/1/17	338,000	352
Chrysler Group LLC/CG Co-Issuer, Inc., 8.00%, 6/15/19	400,000	424
Chrysler Group LLC/CG Co-Issuer, Inc., 8.25%, 6/15/21	245,000	261
Cooper-Standard Automotive, Inc., 8.50%, 5/1/18	290,000	314
Exide Technologies, 8.625%, 2/1/18	155,000	134
General Motors Financial Co., 4.75%, 8/15/17 144A	340,000	349
The Goodyear Tire & Rubber Co., 8.25%, 8/15/20	365,000	404
Jaguar Land Rover PLC, 7.75%, 5/15/18 144A	165,000	178
Navistar International Corp., 8.25%, 11/1/21	380,000	361
Tower Automotive Holdings USA LLC/TA Holdings Finance, Inc., 10.625%, 9/1/17 144A	272,000	293
Visteon Corp., 6.75%, 4/15/19	210,000	220

Total		3,618

Banking (0.0%)
BNP Paribas SA, 7.195%, 12/31/49 144A	300,000	284

Total		284

Basic Materials (0.7%)
AbitibiBowater, Inc., 10.25%, 10/15/18	200,000	228
AK Steel Corp., 7.625%, 5/15/20	385,000	337
AK Steel Corp., 8.375%, 4/1/22	340,000	291
Aleris International, Inc., 7.625%, 2/15/18	220,000	234
Alpha Natural Resources, Inc., 6.00%, 6/1/19	625,000	522
Arch Coal, Inc., 8.75%, 8/1/16	305,000	299
Ardagh Packaging Finance PLC, 7.375%, 10/15/17 144A	220,000	236

	Below Investment Grade Segment (6.8%)	Shares/ $ Par	Value $ (000’s)

	Basic Materials continued
	Ardagh Packaging Finance PLC, 9.125%, 10/15/20 144A	205,000	217
	Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc., 9.125%, 10/15/20 144A	125,000	132
	Berry Plastics Corp., 8.25%, 11/15/15	130,000	136
(c)	BWAY Parent Co., Inc., 10.125%, 11/1/15	170,204	180
	Cascades, Inc., 7.875%, 1/15/20	100,000	105
(c)	Catalyst Paper Corp., 11.00%, 10/30/17	94,104	77
	Chemtura Corp., 7.875%, 9/1/18	120,000	131
	Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp., 8.25%, 12/15/17	315,000	343
	CONSOL Energy, Inc., 8.00%, 4/1/17	475,000	496
	CONSOL Energy, Inc., 8.25%, 4/1/20	415,000	435
	Essar Steel Algoma, Inc., 9.375%, 3/15/15 144A	560,000	533
	FMG Resources (August 2006) Pty, Ltd., 6.00%, 4/1/17 144A	225,000	209
	FMG Resources (August 2006) Pty, Ltd., 6.875%, 2/1/18 144A	165,000	153
	FMG Resources (August 2006) Pty, Ltd., 6.875%, 4/1/22 144A	300,000	275
	FMG Resources (August 2006) Pty, Ltd., 7.00%, 11/1/15 144A	480,000	478
	FMG Resources (August 2006) Pty, Ltd., 8.25%, 11/1/19 144A	320,000	310
	Hexion US Finance Corp., 6.625%, 4/15/20	160,000	163
	Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 8.875%, 2/1/18	425,000	437
	HudBay Minerals, Inc., 9.50%, 10/1/20 144A	145,000	152
	Ineos Finance PLC, 7.50%, 5/1/20 144A	160,000	162
	Ineos Finance PLC, 8.375%, 2/15/19 144A	580,000	610
	Inmet Mining Corp., 8.75%, 6/1/20 144A	460,000	476
	Molycorp, Inc., 10.00%, 6/1/20 144A	305,000	302
(d)	NewPage Corp., 10.00%, 5/1/12	770,000	21
(d)	NewPage Corp., 11.375%, 12/31/14	175,000	110
	Novelis, Inc., 7.25%, 2/15/15	534,000	537
(d)	Patriot Coal Corp., 8.25%, 4/30/18	150,000	76
	Peabody Energy Corp., 4.75%, 12/15/41	740,000	628
	Peabody Energy Corp., 6.00%, 11/15/18 144A	455,000	455
	Peabody Energy Corp., 6.25%, 11/15/21 144A	575,000	572
	Peabody Energy Corp., 6.50%, 9/15/20	305,000	312
	Quadra FNX Mining, Ltd., 7.75%, 6/15/19 144A	245,000	252
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 5.75%, 10/15/20 144A	475,000	475
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 6.875%, 2/15/21	515,000	543
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 7.125%, 4/15/19	490,000	517
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 8.25%, 2/15/21	305,000	303
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 9.00%, 4/15/19	385,000	393

Balanced Portfolio

Below Investment Grade Segment (6.8%)	Shares/ $ Par	Value $ (000’s)

Basic Materials continued
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 9.875%, 8/15/19	475,000	505
Rockwood Specialties Group, Inc., 4.625%, 10/15/20	525,000	533
Sealed Air Corp., 8.125%, 9/15/19 144A	215,000	239
Sealed Air Corp., 8.375%, 9/15/21 144A	275,000	308
Severstal Columbus LLC, 10.25%, 2/15/18	185,000	185
Steel Dynamics, Inc., 6.125%, 8/15/19 144A	135,000	140
Steel Dynamics, Inc., 6.375%, 8/15/22 144A	135,000	139
Thompson Creek Metals Co., Inc., 7.375%, 6/1/18	80,000	65
TPC Group LLC, 8.25%, 10/1/17	235,000	254
United States Steel Corp., 7.375%, 4/1/20	220,000	219
Verso Paper Holdings LLC/Verso Paper, Inc., 8.75%, 2/1/19	205,000	98
Verso Paper Holdings LLC/Verso Paper, Inc., 11.75%, 1/15/19 144A	135,000	142

Total		16,680

Builders/Building Materials (0.1%)
KB Home, 7.25%, 6/15/18	290,000	312
KB Home, 9.10%, 9/15/17	120,000	136
USG Corp., 7.875%, 3/30/20 144A	225,000	243
Vulcan Materials Co., 6.40%, 11/30/17	300,000	325

Total		1,016

Capital Goods (0.1%)
Case New Holland, Inc., 7.875%, 12/1/17	205,000	240
CNH Capital LLC, 6.25%, 11/1/16 144A	130,000	141
JMC Steel Group, 8.25%, 3/15/18 144A	185,000	189
SPX Corp., 6.875%, 9/1/17	295,000	330
UR Financing Escrow Corp., 5.75%, 7/15/18 144A	115,000	121
UR Financing Escrow Corp., 7.375%, 5/15/20 144A	160,000	172

Total		1,193

Consumer Products/Retailing (0.3%)
AutoNation, Inc., 5.50%, 2/1/20	165,000	176
Hanesbrands, Inc., 6.375%, 12/15/20	450,000	488
JC Penney Corp., Inc., 7.65%, 8/15/16	45,000	47
JC Penney Corp., Inc., 7.95%, 4/1/17	835,000	862
Levi Strauss & Co., 6.875%, 5/1/22	225,000	235
Levi Strauss & Co., 7.625%, 5/15/20	240,000	259
Limited Brands, Inc., 5.625%, 2/15/22	1,140,000	1,228
Limited Brands, Inc., 8.50%, 6/15/19	110,000	133
Revlon Consumer Products Corp., 9.75%, 11/15/15	335,000	354
Rite Aid Corp., 9.25%, 3/15/20	330,000	338
Rite Aid Corp., 10.25%, 10/15/19	135,000	153
Rite Aid Corp., 10.375%, 7/15/16	455,000	481
Sally Holdings LLC/Sally Capital, Inc., 5.75%, 6/1/22	20,000	21
Sally Holdings LLC/Sally Capital, Inc., 6.875%, 11/15/19	110,000	122
Sinclair Television Group, Inc., 6.125%, 10/1/22 144A	420,000	421
Spectrum Brands Holdings, Inc., 9.50%, 6/15/18 144A	55,000	62
Spectrum Brands Holdings, Inc., 9.50%, 6/15/18	110,000	124
SUPERVALU, Inc., 7.50%, 11/15/14	480,000	461
SUPERVALU, Inc., 8.00%, 5/1/16	515,000	460
Toys R US Property Co. I LLC, 10.75%, 7/15/17	175,000	191

	Below Investment Grade Segment (6.8%)	Shares/ $ Par	Value $ (000’s)

	Consumer Products/Retailing continued
	Toys R US Property Co. II LLC, 8.50%, 12/1/17	130,000	140
	Toys R US, Inc.-Delaware, Inc., 7.375%, 9/1/16 144A	750,000	763

	Total		7,519

	Energy (1.5%)
	AmeriGas Finance LLC/AmeriGas Finance Corp., 6.75%, 5/20/20	110,000	117
	AmeriGas Partners LP/AmeriGas Finance Corp., 6.25%, 8/20/19	505,000	525
	Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp., 6.625%, 10/1/20 144A	150,000	153
(d)	ATP Oil & Gas Corp., 11.875%, 5/1/15	160,000	30
	Atwood Oceanics, Inc., 6.50%, 2/1/20	90,000	96
	Bill Barrett Corp., 7.00%, 10/15/22	340,000	349
	Bill Barrett Corp., 7.625%, 10/1/19	405,000	429
	Bristow Group, Inc., 6.25%, 10/15/22	105,000	108
	Carrizo Oil & Gas, Inc., 7.50%, 9/15/20	155,000	158
	Carrizo Oil & Gas, Inc., 8.625%, 10/15/18	460,000	493
	Chaparral Energy, Inc., 8.25%, 9/1/21	295,000	319
	Chesapeake Energy Corp., 2.50%, 5/15/37	655,000	592
	Chesapeake Energy Corp., 6.125%, 2/15/21	475,000	479
	Chesapeake Energy Corp., 6.875%, 11/15/20	325,000	343
	Chesapeake Energy Corp., 7.25%, 12/15/18	170,000	183
	Chesapeake Energy Corp., 9.50%, 2/15/15	305,000	336
	Chesapeake Midstream Partners LP/CHKM Finance Corp., 6.125%, 7/15/22	175,000	185
	Chesapeake Oilfield Operating LLC/Chesapeake Oilfield Finance, Inc., 6.625%, 11/15/19 144A	375,000	360
	Cimarex Energy Co., 5.875%, 5/1/22	380,000	401
	CITGO Petroleum Corp., 11.50%, 7/1/17 144A	270,000	311
	Compagnie Generale de Geophysique-Veritas, 9.50%, 5/15/16	550,000	594
	Comstock Resources, Inc., 7.75%, 4/1/19	260,000	261
	Comstock Resources, Inc., 9.50%, 6/15/20	380,000	409
	Concho Resources, Inc., 5.50%, 4/1/23	205,000	214
	Concho Resources, Inc., 7.00%, 1/15/21	135,000	151
	Continental Resources, Inc., 5.00%, 9/15/22 144A	1,135,000	1,186
	Crosstex Energy LP/Crosstex Energy Finance Corp., 8.875%, 2/15/18	505,000	540
	Denbury Resources, Inc., 8.25%, 2/15/20	228,000	257
	Drill Rigs Holdings, Inc., 6.50%, 10/1/17 144A	355,000	353
	El Paso Corp., 7.25%, 6/1/18	515,000	593
	El Paso Corp., 7.75%, 1/15/32	320,000	373
	El Paso LLC, 7.00%, 6/15/17	515,000	591
	El Paso Pipeline Partners Operating Co. LLC, 5.00%, 10/1/21	1,115,000	1,228
	Energy Transfer Equity LP, 7.50%, 10/15/20	555,000	630
	EP Energy LLC/Everest Acquisition Finance, Inc., 7.75%, 9/1/22 144A	100,000	102
	Everest Acquisition LLC/Everest Acquisition Finance, Inc., 9.375%, 5/1/20 144A	565,000	616
	Exterran Holdings, Inc., 7.25%, 12/1/18	530,000	558
	Forest Oil Corp., 7.25%, 6/15/19	495,000	491
	Forest Oil Corp., 7.50%, 9/15/20 144A	215,000	213
	Hiland Partners LP/Hiland Partners Finance Corp., 7.25%, 10/1/20 144A	105,000	109

Balanced Portfolio

Below Investment Grade Segment (6.8%)	Shares/ $ Par	Value $ (000’s)

Energy continued
Hilcorp Energy I LP/Hilcorp Finance Co., 7.625%, 4/15/21 144A	120,000	132
Hilcorp Energy I LP/Hilcorp Finance Co., 8.00%, 2/15/20 144A	215,000	239
Hornbeck Offshore Services, Inc., 5.875%, 4/1/20	135,000	137
Key Energy Services, Inc., 6.75%, 3/1/21	435,000	442
Kinder Morgan Finance Co. LLC, 6.00%, 1/15/18 144A	910,000	986
Kodiak Oil & Gas Corp., 8.125%, 12/1/19 144A	355,000	376
Linn Energy LLC/Linn Energy Finance Corp., 6.25%, 11/1/19 144A	450,000	448
Linn Energy LLC/Linn Energy Finance Corp., 6.50%, 5/15/19 144A	570,000	570
Linn Energy LLC/Linn Energy Finance Corp., 7.75%, 2/1/21	190,000	201
Magnum Hunter Resources Corp., 9.75%, 5/15/20 144A	490,000	500
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 5.50%, 2/15/23	340,000	356
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 6.25%, 6/15/22	335,000	360
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 6.75%, 11/1/20	145,000	157
MEG Energy Corp., 6.375%, 1/30/23 144A	300,000	320
Newfield Exploration Co., 5.625%, 7/1/24	150,000	167
Newfield Exploration Co., 6.875%, 2/1/20	1,170,000	1,284
Newfield Exploration Co., 7.125%, 5/15/18	445,000	470
NGPL PipeCo LLC, 9.625%, 6/1/19 144A	115,000	131
Oasis Petroleum, Inc., 6.50%, 11/1/21	480,000	506
Offshore Group Investments, Ltd., 11.50%, 8/1/15	490,000	541
OGX Petroleo e Gas Participacoes SA, 8.50%, 6/1/18 144A	455,000	410
Oil States International, Inc., 6.50%, 6/1/19	165,000	175
PBF Holding Co. LLC/PBF Finance Corp., 8.25%, 2/15/20 144A	665,000	698
Penn Virginia Resource Partners LP, 8.375%, 6/1/20 144A	340,000	351
Plains Exploration & Production Co., 6.125%, 6/15/19	450,000	453
Plains Exploration & Production Co., 6.625%, 5/1/21	270,000	274
Plains Exploration & Production Co., 6.75%, 2/1/22	145,000	147
Plains Exploration & Production Co., 7.625%, 4/1/20	255,000	272
Plains Exploration & Production Co., 8.625%, 10/15/19	365,000	407
QEP Resources, Inc., 5.25%, 5/1/23	205,000	210
QEP Resources, Inc., 5.375%, 10/1/22	375,000	388
QEP Resources, Inc., 6.875%, 3/1/21	240,000	271
Range Resources Corp., 5.00%, 8/15/22	225,000	237
Range Resources Corp., 5.75%, 6/1/21	195,000	210
Regency Energy Partners LP/Regency Energy Finance Corp., 5.50%, 4/15/23	150,000	152
Rosetta Resources, Inc., 9.50%, 4/15/18	290,000	321
Samson Investment Co., 9.75%, 2/15/20 144A	995,000	1,025
SandRidge Energy, Inc., 7.50%, 3/15/21 144A	160,000	165
SandRidge Energy, Inc., 7.50%, 3/15/21	275,000	283
SandRidge Energy, Inc., 7.50%, 2/15/23 144A	200,000	206

Below Investment Grade Segment (6.8%)	Shares/ $ Par	Value $ (000’s)

Energy continued
SandRidge Energy, Inc., 8.00%, 6/1/18 144A	260,000	273
SandRidge Energy, Inc., 9.875%, 5/15/16	220,000	240
SESI LLC, 6.375%, 5/1/19	265,000	284
SM Energy Co., 6.50%, 11/15/21	225,000	239
SM Energy Co., 6.50%, 1/1/23 144A	135,000	142
SM Energy Co., 6.625%, 2/15/19	230,000	243
Swift Energy Co., 8.875%, 1/15/20	235,000	254
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 6.375%, 8/1/22 144A	165,000	175
Tesoro Corp., 4.25%, 10/1/17	140,000	144
Tesoro Corp., 5.375%, 10/1/22	140,000	144
Tesoro Logistics LP/Tesoro Logistics Finance Corp., 5.875%, 10/1/20 144A	145,000	149
Trinidad Drilling, Ltd., 7.875%, 1/15/19 144A	605,000	653
Unit Corp., 6.625%, 5/15/21 144A	240,000	248
Venoco, Inc., 8.875%, 2/15/19	130,000	113
W&T Offshore, Inc., 8.50%, 6/15/19	245,000	267
WPX Energy, Inc., 5.25%, 1/15/17	555,000	599
WPX Energy, Inc., 6.00%, 1/15/22	270,000	290

Total		34,871

Financials (0.7%)
AerCap Aviation Solutions BV, 6.375%, 5/30/17 144A	275,000	289
Air Lease Corp., 5.625%, 4/1/17 144A	480,000	490
Aircastle, Ltd., 6.75%, 4/15/17	365,000	393
Aircastle, Ltd., 7.625%, 4/15/20	115,000	127
Ally Financial, Inc., 4.625%, 6/26/15	335,000	344
Ally Financial, Inc., 5.50%, 2/15/17	470,000	491
Ally Financial, Inc., 7.50%, 9/15/20	380,000	436
Ally Financial, Inc., 8.00%, 3/15/20	370,000	433
AmSouth Bank, 5.20%, 4/1/15	195,000	203
AWAS Aviation Capital, Ltd., 7.00%, 10/17/16 144A	201,160	213
CIT Group, Inc., 4.25%, 8/15/17	400,000	415
CIT Group, Inc., 4.75%, 2/15/15 144A	395,000	412
CIT Group, Inc., 5.00%, 5/15/17	225,000	240
CIT Group, Inc., 5.00%, 8/15/22	300,000	312
CIT Group, Inc., 5.25%, 3/15/18	755,000	810
CIT Group, Inc., 5.375%, 5/15/20	305,000	330
CIT Group, Inc., 5.50%, 2/15/19 144A	250,000	271
DuPont Fabros Technology LP, 8.50%, 12/15/17	275,000	303
E*TRADE Financial Corp., 6.75%, 6/1/16	355,000	374
Eksportfinans ASA, 2.00%, 9/15/15	4,000,000	3,740
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 7.75%, 1/15/16	385,000	401
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 8.00%, 1/15/18	150,000	161
International Lease Finance Corp., 5.75%, 5/15/16	415,000	440
International Lease Finance Corp., 6.25%, 5/15/19	300,000	322
International Lease Finance Corp., 7.125%, 9/1/18 144A	185,000	216
International Lease Finance Corp., 8.625%, 9/15/15	85,000	97
International Lease Finance Corp., 8.75%, 3/15/17	285,000	333
International Lease Finance Corp., 8.875%, 9/1/17	190,000	224
JPMorgan Chase & Co., 7.90%, 4/29/49	275,000	312

Balanced Portfolio

	Below Investment Grade Segment (6.8%)	Shares/ $ Par	Value $ (000’s)

	Financials continued
(d)	Lehman Brothers Holdings, Inc., 5.50%, 4/4/16	490,000	125
	Regions Financial Corp., 7.75%, 11/10/14	430,000	478
	SLM Corp., 6.00%, 1/25/17	820,000	893
	SLM Corp., 7.25%, 1/25/22	130,000	146
	SLM Corp., 8.00%, 3/25/20	840,000	970
	SLM Corp., 8.45%, 6/15/18	195,000	228
	UBS Preferred Funding Trust V, 6.243%, 12/31/49	200,000	197
	VPI Escrow Corp., 6.375%, 10/15/20 144A	490,000	500
(d,n)	Washington Mutual Bank, 6.75%, 5/20/36	580,000	-
(d,n)	Washington Mutual Bank, 6.875%, 6/15/11	1,115,000	-

	Total		16,669

	Foods (0.2%)
	Bumble Bee Acquisition Corp., 9.00%, 12/15/17 144A	133,000	139
	Constellation Brands, Inc., 6.00%, 5/1/22	90,000	102
	Constellation Brands, Inc., 7.25%, 9/1/16	165,000	189
	Cott Beverages, Inc., 8.125%, 9/1/18	260,000	289
	Cott Beverages, Inc., 8.375%, 11/15/17	195,000	214
	Dean Foods Co., 7.00%, 6/1/16	360,000	389
	Dean Foods Co., 9.75%, 12/15/18	365,000	416
	Dole Food Co., Inc., 8.00%, 10/1/16 144A	110,000	115
	Dole Food Co., Inc., 13.875%, 3/15/14	191,000	215
	JBS Finance II, Ltd., 8.25%, 1/29/18 144A	135,000	138
	JBS USA LLC/JBS USA Finance, Inc., 7.25%, 6/1/21 144A	195,000	183
	Pilgrim’s Pride Corp., 7.875%, 12/15/18	400,000	381
	Smithfield Foods, Inc., 6.625%, 8/15/22	270,000	280
	TreeHouse Foods, Inc., 7.75%, 3/1/18	345,000	377

	Total		3,427

	Gaming/Leisure/Lodging (0.3%)
	AMC Entertainment, Inc., 8.75%, 6/1/19	555,000	612
	AMC Entertainment, Inc., 9.75%, 12/1/20	260,000	293
	Caesar’s Entertainment Operating Co., Inc., 8.50%, 2/15/20 144A	465,000	465
	Caesar’s Entertainment Operating Co., Inc., 12.75%, 4/15/18	145,000	107
	Chester Downs & Marina LLC, 9.25%, 2/1/20 144A	500,000	503
	The Geo Group, Inc., 6.625%, 2/15/21	220,000	235
	Harrah’s Operating Co., 10.00%, 12/15/18	401,000	263
	Harrah’s Operating Co., 11.25%, 6/1/17	360,000	387
	Host Hotels & Resorts LP, 5.875%, 6/15/19	45,000	49
	MGM Resorts International, 6.75%, 10/1/20 144A	420,000	420
	MGM Resorts International, 7.625%, 1/15/17	590,000	625
	MGM Resorts International, 7.75%, 3/15/22	225,000	235
	MGM Resorts International, 8.625%, 2/1/19 144A	360,000	392
	MGM Resorts International, 9.00%, 3/15/20	350,000	390
	MGM Resorts International, 11.125%, 11/15/17	355,000	393
	Penn National Gaming, Inc., 8.75%, 8/15/19	265,000	297
	Regal Entertainment Group, 9.125%, 8/15/18	245,000	274
	Scientific Games International, Inc., 6.25%, 9/1/20 144A	345,000	347
	Scientific Games International, Inc., 9.25%, 6/15/19	165,000	183
	Seminole Indian Tribe of Florida, 7.75%, 10/1/17 144A	495,000	543
	Speedway Motorsports, Inc., 6.75%, 2/1/19	205,000	218
	Speedway Motorsports, Inc., 8.75%, 6/1/16	330,000	357

Below Investment Grade Segment (6.8%)	Shares/ $ Par	Value $ (000’s)

Gaming/Leisure/Lodging continued
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 7.875%, 5/1/20	110,000	121

Total		7,709

Health Care/Pharmaceuticals (0.6%)
Alere, Inc., 8.625%, 10/1/18	200,000	210
Biomet, Inc., 6.50%, 8/1/20 144A	285,000	295
Biomet, Inc., 6.50%, 10/1/20 144A	790,000	774
Centene Corp., 5.75%, 6/1/17	350,000	375
CHS/Community Health Systems, Inc., 5.125%, 8/15/18	200,000	208
CHS/Community Health Systems, Inc., 7.125%, 7/15/20	300,000	320
CHS/Community Health Systems, Inc., 8.00%, 11/15/19	640,000	702
Elan Finance PLC/Elan Finance Corp., 6.25%, 10/15/19 144A	455,000	458
Endo Pharmaceuticals Holdings, Inc., 7.00%, 7/15/19	90,000	97
Endo Pharmaceuticals Holdings, Inc., 7.25%, 1/15/22	160,000	173
Fresenius Medical Care US Finance II, Inc., 5.625%, 7/31/19 144A	785,000	836
Fresenius Medical Care US Finance II, Inc., 5.875%, 1/31/22 144A	665,000	712
Fresenius Medical Care US Finance II, Inc., 6.50%, 9/15/18 144A	65,000	73
HCA Holdings, Inc., 7.75%, 5/15/21	240,000	262
HCA, Inc., 5.875%, 3/15/22	945,000	1,024
HCA, Inc., 6.50%, 2/15/20	455,000	506
HCA, Inc., 7.25%, 9/15/20	510,000	571
HCA, Inc., 7.875%, 2/15/20	130,000	146
HCA, Inc., 8.00%, 10/1/18	190,000	219
HCA, Inc., 8.50%, 4/15/19	325,000	366
HCA, Inc., 9.875%, 2/15/17	45,000	48
Health Management Associates, Inc., 6.125%, 4/15/16	635,000	692
Health Management Associates, Inc., 7.375%, 1/15/20 144A	150,000	163
Hologic, Inc., 6.25%, 8/1/20 144A	80,000	85
MPT Operating Partnership LP/MPT Finance Corp., 6.375%, 2/15/22	250,000	265
MPT Operating Partnership LP/MPT Finance Corp., 6.875%, 5/1/21	235,000	256
Mylan, Inc./PA, 6.00%, 11/15/18 144A	410,000	435
Mylan, Inc./PA, 7.625%, 7/15/17 144A	145,000	161
Mylan, Inc./PA, 7.875%, 7/15/20 144A	85,000	95
Patheon, Inc., 8.625%, 4/15/17 144A	70,000	71
Prospect Medical Holdings, Inc., 8.375%, 5/1/19 144A	275,000	291
Service Corp. International, 7.00%, 5/15/19	205,000	227
Service Corp. International, 8.00%, 11/15/21	110,000	134
Tenet Healthcare Corp., 6.25%, 11/1/18	405,000	447
Tenet Healthcare Corp., 8.875%, 7/1/19	285,000	322
Valeant Pharmaceuticals International, 6.50%, 7/15/16 144A	200,000	210
Valeant Pharmaceuticals International, 6.75%, 10/1/17 144A	735,000	783
Valeant Pharmaceuticals International, 6.875%, 12/1/18 144A	1,040,000	1,095
Vanguard Health Systems, Inc., 0.00%, 2/1/16	4,000	3
Warner Chilcott Co. LLC/Warner Chilcott Finance LLC, 7.75%, 9/15/18	115,000	123

Total		14,233

Balanced Portfolio

	Below Investment Grade Segment (6.8%)	Shares/ $ Par	Value $ (000’s)

	Media (0.6%)
	Bresnan Broadband Holdings LLC, 8.00%, 12/15/18 144A	120,000	131
	CCH II LLC/CCH II Capital Corp., 13.50%, 11/30/16	368,120	399
	CCO Holdings LLC/CCO Holdings Capital Corp., 6.50%, 4/30/21	150,000	160
	CCO Holdings LLC/CCO Holdings Capital Corp., 7.00%, 1/15/19	375,000	406
	CCO Holdings LLC/CCO Holdings Capital Corp., 7.25%, 10/30/17	145,000	158
	CCO Holdings LLC/CCO Holdings Capital Corp., 7.375%, 6/1/20	280,000	313
	CCO Holdings LLC/CCO Holdings Capital Corp., 7.875%, 4/30/18	160,000	173
	Cequel Communications Holdings I LLC and Cequel Capital Corp., 8.625%, 11/15/17 144A	390,000	416
	Clear Channel Worldwide Holdings, Inc., 7.625%, 3/15/20	275,000	267
	Clear Channel Worldwide Holdings, Inc., 9.25%, 12/15/17	170,000	183
	CSC Holdings LLC, 6.75%, 11/15/21 144A	285,000	314
	CSC Holdings LLC, 7.625%, 7/15/18	170,000	196
	CSC Holdings LLC, 7.875%, 2/15/18	175,000	202
	CSC Holdings LLC, 8.625%, 2/15/19	300,000	355
(c)	Dex One Corp., 14%, 1/29/17	556,414	206
	DISH DBS Corp., 5.875%, 7/15/22 144A	265,000	272
	DISH DBS Corp., 6.75%, 6/1/21	520,000	567
	DISH DBS Corp., 7.125%, 2/1/16	475,000	525
	DISH DBS Corp., 7.875%, 9/1/19	485,000	564
	Hughes Satellite Systems Corp., 6.50%, 6/15/19	375,000	401
	Hughes Satellite Systems Corp., 7.625%, 6/15/21	165,000	183
	Inmarsat Finance PLC, 7.375%, 12/1/17 144A	115,000	124
	Intelsat Jackson Holdings SA, 7.25%, 4/1/19	360,000	389
	Intelsat Jackson Holdings SA, 7.25%, 10/15/20	295,000	318
	Intelsat Jackson Holdings SA, 8.50%, 11/1/19	500,000	565
	Intelsat Jackson Holdings SA, 11.25%, 6/15/16	232,000	242
	Intelsat Luxembourg SA, 11.50%, 2/4/17	525,000	556
	Mediacom LLC/Mediacom Capital Corp., 9.125%, 8/15/19	435,000	481
	Nielsen Finance LLC/Nielsen Finance Co., 7.75%, 10/15/18	290,000	327
	Nielsen Finance LLC/Nielsen Finance Co., 11.50%, 5/1/16	124,000	139
	QVC, Inc., 5.125%, 7/2/22 144A	105,000	111
	QVC, Inc., 7.375%, 10/15/20 144A	195,000	217
	QVC, Inc., 7.50%, 10/1/19 144A	230,000	254
	Sirius XM Radio, Inc., 5.25%, 8/15/22 144A	100,000	100
	Starz LLC/Starz Finance Corp., 5.00%, 9/15/19 144A	105,000	107
	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 8.125%, 12/1/17 144A	280,000	301
	Univision Communications, Inc., 6.75%, 9/15/22 144A	255,000	255
	Univision Communications, Inc., 7.875%, 11/1/20 144A	725,000	776

	Below Investment Grade Segment (6.8%)	Shares/ $ Par	Value $ (000’s)

	Media continued
	UPCB Finance III, Ltd., 6.625%, 7/1/20 144A	360,000	377
	UPCB Finance V, Ltd., 7.25%, 11/15/21 144A	505,000	549
	Videotron Ltee, 5.00%, 7/15/22	750,000	784
	Virgin Media Finance PLC, 8.375%, 10/15/19	110,000	125
	WM Finance Corp., 11.50%, 10/1/18	285,000	321
	XM Satellite Radio, Inc., 7.625%, 11/1/18 144A	390,000	431

	Total		14,240

	Other Holdings (0.0%)
(n)	General Motors Co. Escrow, 7.20%, 1/15/13	200,000	-
(n)	General Motors Co. Escrow, 8.375%, 7/15/33	1,090,000	-

	Total		-

	Services (0.1%)
(c)	ARAMARK Holdings Corp., 8.625%, 5/1/16 144A	85,000	87
	Clean Harbors, Inc., 5.25%, 8/1/20 144A	190,000	196
	Mobile Mini, Inc., 7.875%, 12/1/20	485,000	526
	Trans Union LLC/TransUnion Financing Corp., 11.375%, 6/15/18	290,000	342

	Total		1,151

	Technology (0.3%)
	Advanced Micro Devices, Inc., 7.50%, 8/15/22 144A	140,000	135
	Amkor Technology, Inc., 6.375%, 10/1/22 144A	165,000	162
	Amkor Technology, Inc., 6.625%, 6/1/21	455,000	462
	Equinix, Inc., 7.00%, 7/15/21	245,000	274
	Equinix, Inc., 8.125%, 3/1/18	280,000	311
	Fidelity National Information Services, Inc., 5.00%, 3/15/22	935,000	965
	First Data Corp., 6.75%, 11/1/20 144A	505,000	502
	First Data Corp., 7.375%, 6/15/19 144A	400,000	412
	First Data Corp., 8.25%, 1/15/21 144A	170,000	170
	First Data Corp., 9.875%, 9/24/15	280,000	286
(c)	First Data Corp., 10.55%, 9/24/15	571,424	585
	Freescale Semiconductor, Inc., 10.125%, 3/15/18 144A	667,000	734
	Iron Mountain, Inc., 7.75%, 10/1/19	255,000	287
	Iron Mountain, Inc., 8.375%, 8/15/21	50,000	55
	Jabil Circuit, Inc., 4.70%, 9/15/22	65,000	65
	MEMC Electronic Materials, Inc., 7.75%, 4/1/19	155,000	127
	NCR Corp., 5.00%, 7/15/22 144A	85,000	86
	Nuance Communications, Inc., 5.375%, 8/15/20 144A	100,000	103
	Seagate HDD Cayman, 7.75%, 12/15/18	290,000	320
	SunGard Data Systems, Inc., 7.375%, 11/15/18	380,000	408
	SunGard Data Systems, Inc., 7.625%, 11/15/20	240,000	260
	West Corp., 8.625%, 10/1/18	295,000	310
	West Corp., 11.00%, 10/15/16	195,000	203

	Total		7,222

	Telecommunications (0.6%)
	Cincinnati Bell, Inc., 8.25%, 10/15/17	435,000	464
	Clearwire Communications LLC/Clearwire Finance, Inc., 8.25%, 12/1/40 144A	195,000	141

Balanced Portfolio

	Below Investment Grade Segment (6.8%)	Shares/ $ Par	Value $ (000’s)

	Telecommunications continued
	Clearwire Communications LLC/Clearwire Finance, Inc., 12.00%, 12/1/15 144A	195,000	193
	Clearwire Communications LLC/Clearwire Finance, Inc., 14.75%, 12/1/16 144A	275,000	298
	Cricket Communications, Inc., 7.75%, 10/15/20	740,000	721
	Cricket Communications, Inc., 10.00%, 7/15/15	125,000	132
	Digicel Group, Ltd., 8.25%, 9/30/20 144A	135,000	142
	Frontier Communications Corp., 8.125%, 10/1/18	255,000	287
	Frontier Communications Corp., 8.25%, 4/15/17	175,000	199
	Frontier Communications Corp., 8.50%, 4/15/20	385,000	435
	Frontier Communications Corp., 8.75%, 4/15/22	160,000	182
	Frontier Communications Corp., 9.25%, 7/1/21	230,000	266
	GCI, Inc., 8.625%, 11/15/19	555,000	599
	MetroPCS Wireless, Inc., 6.625%, 11/15/20	245,000	257
	MetroPCS Wireless, Inc., 7.875%, 9/1/18	545,000	589
	NII Capital Corp., 7.625%, 4/1/21	475,000	378
	NII Capital Corp., 8.875%, 12/15/19	905,000	760
	PAETEC Holding Corp., 8.875%, 6/30/17	220,000	239
	SBA Communications Corp., 5.625%, 10/1/19 144A	250,000	254
	SBA Telecommunications, Inc., 5.75%, 7/15/20 144A	200,000	210
	SBA Telecommunications, Inc., 8.25%, 8/15/19	150,000	168
	Sprint Capital Corp., 6.90%, 5/1/19	330,000	342
	Sprint Nextel Corp., 6.00%, 12/1/16	200,000	206
	Sprint Nextel Corp., 7.00%, 3/1/20 144A	225,000	252
	Sprint Nextel Corp., 7.00%, 8/15/20	810,000	842
	Sprint Nextel Corp., 8.375%, 8/15/17	575,000	640
	Sprint Nextel Corp., 9.00%, 11/15/18 144A	540,000	648
	Sprint Nextel Corp., 9.125%, 3/1/17	225,000	255
	Sprint Nextel Corp., 11.50%, 11/15/21	295,000	369
	TW Telecom Holdings, Inc., 5.375%, 10/1/22 144A	195,000	199
(c)	Wind Acquisition Holding Finance SA, 12.25%, 7/15/17 144A	584,407	462
	Windstream Corp., 7.00%, 3/15/19	415,000	423
	Windstream Corp., 7.75%, 10/15/20	540,000	579
	Windstream Corp., 7.875%, 11/1/17	225,000	251

	Total		12,382

	Transportation (0.0%)
	Continental Airlines, Inc., 6.75%, 9/15/15 144A	295,000	309
	Kansas City Southern de Mexico SAB de CV, 8.00%, 2/1/18	230,000	257

	Total		566

	Utilities (0.4%)
	The AES Corp., 7.75%, 10/15/15	160,000	181
	The AES Corp., 8.00%, 10/15/17	740,000	855
	The AES Corp., 8.00%, 6/1/20	100,000	116
	Calpine Corp., 7.50%, 2/15/21 144A	415,000	448
	Calpine Corp., 7.875%, 7/31/20 144A	455,000	497
	DPL, Inc., 6.50%, 10/15/16 144A	400,000	439
	DPL, Inc., 7.25%, 10/15/21 144A	1,260,000	1,436
	Elwood Energy LLC, 8.159%, 7/5/26	248,696	250
	IPALCO Enterprises, Inc., 5.00%, 5/1/18	1,200,000	1,257
	Mirant Americas Generation LLC, 8.50%, 10/1/21	200,000	218

	Below Investment Grade Segment (6.8%)	Shares/ $ Par	Value $ (000’s)

	Utilities continued
	NRG Energy, Inc., 7.625%, 1/15/18	590,000	639
	NRG Energy, Inc., 7.625%, 5/15/19	330,000	350
	NRG Energy, Inc., 8.25%, 9/1/20	35,000	38
	NV Energy, Inc., 6.25%, 11/15/20	340,000	393
	Puget Energy, Inc., 5.625%, 7/15/22 144A	1,470,000	1,558

	Total		8,675

	Total Below Investment Grade Segment
	(Cost: $148,066)		153,392

	Investment Companies (11.9%)

	Investment Companies (11.9%)
	iShares Barclays MBS Bond Fund	162,207	17,706
	iShares MSCI EAFE Index Fund	450,070	23,854
	iShares MSCI Emerging Markets Index	52,800	2,182
	iShares Russell 2000 Index Fund	59,400	4,958
	iShares Russell Midcap Index Fund	69,372	7,684
	Market Vectors Junior Gold Miners	32,100	793
(q)	Northwestern Mutual Series Fund, Inc., Emerging Markets Portfolio	4,984,386	4,989
(q)	Northwestern Mutual Series Fund, Inc., International Equity Portfolio	26,381,905	43,662
(q)	Northwestern Mutual Series Fund, Inc., Research International Core Portfolio	127,111,274	101,053
	SPDR S&P MidCap 400 ETF Trust	64,540	11,612
	Vanguard Emerging Markets	885,070	36,952
	Vanguard MSCI EAFE	466,950	15,349

	Total Investment Companies
	(Cost: $252,412)		270,794

	Short-Term Investments (13.5%)

	Autos (0.7%)
	American Honda Finance Corp., 0.809%, 11/7/12 144A	15,000,000	15,005

	Total		15,005

	Beverage/Bottling (0.9%)
(b)	PepsiCo, Inc., 0.07%, 10/11/12	20,000,000	20,000

	Total		20,000

	Commercial Banks Non-US (2.2%)
	Bank of Nova Scotia, 0.661%, 10/5/12	6,800,000	6,799
(k)	Barclays US Funding LLC, 0.05%, 10/1/12	2,900,000	2,900
	Royal Bank of Canada, 0.09%, 10/25/12	20,000,000	19,999
	Toronto-Dominion Holdings USA, Inc., 0.16%, 10/22/12	20,000,000	19,998

	Total		49,696

Balanced Portfolio

	Short-Term Investments (13.5%)	Shares/ $ Par	Value $ (000’s)

	Commercial Banks US (0.8%)
	Bank of America NA, 0.20%, 10/29/12	5,000,000	5,000
	BP Capital Markets PLC, 0.639%, 2/8/13	7,000,000	7,006
	BP Capital Markets PLC, 0.639%, 5/7/13	4,800,000	4,807

	Total		16,813

	Consumer Products/Retailing (0.9%)
	Wal-Mart Stores, Inc., 0.11%, 10/15/12	20,000,000	19,999

	Total		19,999

	Electric Utilities (0.2%)
	Xcel Energy, Inc., 0.27%, 10/11/12	5,000,000	5,000

	Total		5,000

	Federal Government & Agencies (0.4%)
	Federal Home Loan Bank, 0.12%, 11/16/12	10,000,000	9,998

	Total		9,998

	Finance Services (1.5%)
	Alpine Securitization Corp., 0.18%, 10/4/12	5,000,000	5,000
	Alpine Securitization Corp., 0.19%, 10/23/12	15,000,000	14,998
	Govco LLC, 0.28%, 11/15/12	10,000,000	9,996
	Govco LLC, 0.32%, 11/5/12	5,000,000	4,999

	Total		34,993

	Food Processors (0.9%)
	General Mills, Inc., 0.25%, 10/1/12	10,000,000	10,000
	General Mills, Inc., 0.25%, 10/3/12	10,000,000	10,000

	Total		20,000

	Information Technology (0.9%)
(b)	Google, Inc., 0.08%, 10/18/12	20,000,000	19,999

	Total		19,999

	Short-Term Investments (13.5%)	Shares/ $ Par	Value $ (000’s)

	Machinery (0.4%)
	Deere & Co., 0.13%, 10/25/12	10,000,000	9,999

	Total		9,999

	Miscellaneous Business Credit Institutions (0.2%)
	General Electric Capital Corp., 0.10%, 10/1/12	5,000,000	5,000

	Total		5,000

	Oil and Gas (0.4%)
	Devon Energy Corp., 0.25%, 10/2/12	10,000,000	10,000

	Total		10,000

	Personal Credit Institutions (1.2%)
	Chariot Funding LLC, 0.16%, 10/26/12	5,000,000	4,999
	Chariot Funding LLC, 0.18%, 11/29/12	10,000,000	9,998
	Old Line Funding LLC, 0.16%, 10/3/12	10,000,000	10,000

	Total		24,997

	Restaurants (0.6%)
	Darden Restaurants, Inc., 0.29%, 10/1/12	14,600,000	14,600

	Total		14,600

	Retail Food and Drug (0.9%)
(b)	CVS Caremark Corp., 0.33%, 10/1/12	20,000,000	20,000

	Total		20,000

	Short Term Business Credit (0.4%)
	Sheffield Receivables Corp., 0.19%, 10/23/12	10,000,000	9,999

	Total		9,999

	Total Short-Term Investments
	(Cost: $306,078)		306,098

	Total Investments (102.7%)
	(Cost: $2,172,114)(a)		2,326,171

	Other Assets, Less Liabilities (-2.7%)		(60,442)

	Net Assets (100.0%)		2,265,729

Balanced Portfolio

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2012 the value of these securities (in thousands) was $116,001 representing 5.2% of the net assets.

IO — Interest Only Security

GO — General Obligation

RB — Revenue Bond

FHA — Federal Housing Authority

GNMA — Government National Mortgage Association

PSF — Permanent School Fund

(a)	At September 30, 2012 the aggregate cost of securities for federal tax purposes (in thousands) was $2,172,114 and the net unrealized appreciation of investments based on that cost was $154,057 which is comprised of $177,574 aggregate gross unrealized appreciation and $23,517 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(b)	All or a portion of the securities have been pledged as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
British Pound Currency Futures (Short) (Total Notional Value at September 30, 2012, $22,782)	225	12/12	$90
S&P 500 Mini Index Futures (Long) (Total Notional Value at September 30, 2012, $54,487)	750	12/12	(705)
US Long Treasury Bond Futures (Short) (Total Notional Value at September 30, 2012, $16,304)	109	12/12	22
US Ten Year Treasury Note Futures (Short) (Total Notional Value at September 30, 2012, $29,349)	221	12/12	(151)

(c)	PIK — Payment In Kind

(d)	Defaulted Security

(f)	Foreign Bond — par value is foreign denominated

Federative Republic of Brazil — Brazilian Real

Morgan Stanley — Brazilian Real

(g)	All or portion of the securities have been loaned.

(h)	Forward foreign currency contracts outstanding on September 30, 2012.

Type	Counterparty	Currency	Principal Amount Covered by Contract (000’s)	Settlement Month	Unrealized Appreciation (000’s)	Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Sell	Barclays Bank PLC	BRL	3,600	12/12	$-	$(22)	$(22)
Sell	Barclays Bank PLC	EUR	17,950	10/12	-	(897)	(897)
Sell	Barclays Bank PLC	EUR	10,800	12/12	-	(235)	(235)

					$-	$(1,154)	$(1,154)

BRL — Brazilian Real

EUR — Euro

Balanced Portfolio

(j)	Swap agreements outstanding on September 30, 2012.

Total Return Swaps

Reference Entity	Counterparty	Payment Made by the Fund	Payment Received by the Fund	Expiration Date	Notional Amount (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)
MSCI Daily Net EAFE Index Total Return	Credit Suisse International	3-Month USD LIBOR -15 Basis Points (Bps)	MSCI Daily Net EAFE Index Total Return	8/13	35,002	$974
Russell 2000 Growth Biotechnology Industry Index	JPMorgan Chase London	3-Month USD LIBOR - 25 Bps	Russell 2000 Growth Biotechnology Industry Index	1/13	3,226	-
Russell 2000 Growth Index Total Return	Credit Suisse International	Russell 2000 Growth Index Total Return	3-Month USD LIBOR -82 Bps	5/13	30,287	(1,349)
Russell 2000 Value Index Total Return	Credit Suisse International	3-Month USD LIBOR - 70 Bps	Russell 2000 Value Index Total Return	5/13	30,507	1,560
Russell Midcap Growth Index Total Return	Bank Of America N.A.	Russell Midcap Growth Index Total Return	3-Month USD LIBOR - 33 Bps	5/13	87,148	(2,584)
Russell Midcap Index Total Return	Credit Suisse International	3-Month USD LIBOR -15 Bps	Russell Midcap Index Total Return	8/13	9,997	280
Russell Midcap Value Index Total Return	Bank Of America N.A.	3-Month USD LIBOR - 26 Bps	Russell Midcap Value Index Total Return	5/13	89,334	2,931

						$1,812

(k)	Cash or securities with an aggregate value of $2,900 (in thousands) has been pledged as collateral for swap contracts outstanding, short sales or written options on September 30, 2012.

(m)	Amount is less than one thousand.

(n)	Security valued in good faith by the Board of Directors.

(q)	Affiliated Company

Balanced Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2012.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Domestic Common Stocks	$703,346	$-	$-
Foreign Common Stocks	-	-	3
Preferred Stocks	-	1,405	-
Governments	-	316,906	-
Foreign Bonds	-	3,172	-
Municipal Bonds	-	19,382	-
Corporate Bonds	-	357,742	-
Structured Products	-	347,323	-
Investment Companies	270,794	-	-
Short-Term Investments	$-	$306,098	$-
Other Financial Instruments^
Futures	112	-	-
Total Return Swaps	-	5,745	-
Liabilities:
Other Financial Instruments^
Futures	(856)	-	-
Forward Currency Contracts	-	(1,154)	-
Total Return Swaps	-	(3,933)	-
Total	$973,396	$1,352,686	$3

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

Asset Allocation Portfolio

Schedule of Investments

September 30, 2012 (unaudited)

	Domestic Common Stocks and Warrants (41.4%)	Shares/ $ Par	Value $ (000’s)

	Large Cap Common Stocks (27.7%)

	Consumer Discretionary (3.5%)
	Comcast Corp. - Class A	25,625	917
*	Delphi Automotive PLC	18,425	571
*	Dollar General Corp.	13,100	675
	Las Vegas Sands Corp.	16,575	769
	Macy’s, Inc.	21,369	804
	Marriott International, Inc. - Class A	20,193	789
	News Corp. - Class A	44,025	1,080
	Starbucks Corp.	10,900	553
	Target Corp.	11,900	755
	VF Corp.	3,525	562
	Viacom, Inc. - Class B	17,900	959

	Total		8,434

	Consumer Staples (2.3%)
	Costco Wholesale Corp.	3,700	370
	CVS Caremark Corp.	22,605	1,095
	The Estee Lauder Cos., Inc. - Class A	3,900	240
	Mead Johnson Nutrition Co.	12,034	882
*	Monster Beverage Corp.	6,350	344
	PepsiCo, Inc.	12,900	913
	Philip Morris International, Inc.	17,900	1,610

	Total		5,454

	Energy (3.6%)
	Anadarko Petroleum Corp.	15,675	1,096
	Chevron Corp.	13,425	1,565
	Exxon Mobil Corp.	28,900	2,643
	National-Oilwell Varco, Inc.	6,450	517
	Occidental Petroleum Corp.	12,450	1,071
	Schlumberger, Ltd.	15,950	1,154
*	Southwestern Energy Co.	4,562	159
*	Whiting Petroleum Corp.	10,350	490

	Total		8,695

	Financials (4.1%)
	American Express Co.	16,850	958
	American Tower Corp.	17,650	1,260
	Citigroup, Inc.	30,650	1,003
	The Goldman Sachs Group, Inc.	4,050	460
	Invesco, Ltd.	29,150	728
	JPMorgan Chase & Co.	41,450	1,678
	KeyCorp	27,450	240
	MetLife, Inc.	19,550	674
	PNC Financial Services Group, Inc.	10,650	672
	The Travelers Cos., Inc.	4,900	335
	Wells Fargo & Co.	49,300	1,702

	Total		9,710

	Domestic Common Stocks and Warrants (41.4%)	Shares/ $ Par	Value $ (000’s)

	Health Care (3.5%)
*	Alexion Pharmaceuticals, Inc.	3,050	349
*	Celgene Corp.	4,700	359
*	Cerner Corp.	2,728	211
*	Express Scripts Holding Co.	19,639	1,231
*	Gilead Sciences, Inc.	12,950	859
	Johnson & Johnson	24,700	1,702
	Perrigo Co.	4,700	546
	Pfizer, Inc.	77,200	1,918
	UnitedHealth Group, Inc.	12,150	673
*	Watson Pharmaceuticals, Inc.	6,500	554

	Total		8,402

	Industrials (3.2%)
	The Boeing Co.	11,900	829
	Caterpillar, Inc.	3,650	314
	Cummins, Inc.	6,052	558
	Danaher Corp.	16,750	924
	FedEx Corp.	10,475	886
	General Electric Co.	71,000	1,612
	Precision Castparts Corp.	3,650	596
	SPX Corp.	7,275	476
	Union Pacific Corp.	5,350	635
	United Technologies Corp.	10,075	789

	Total		7,619

	Information Technology (5.7%)
	Apple, Inc.	5,750	3,837
	Broadcom Corp. - Class A	20,500	709
*	Cognizant Technology Solutions Corp. - Class A	16,299	1,140
*	EMC Corp.	38,050	1,037
*	Google, Inc. - Class A	1,700	1,283
	International Business Machines Corp.	7,900	1,639
	Microsoft Corp.	68,100	2,028
	Oracle Corp.	21,750	685
	Qualcomm, Inc.	15,200	950
	Visa, Inc. - Class A	2,700	362

	Total		13,670

	Materials (0.9%)
	Celanese Corp.	8,500	322
	Monsanto Co.	10,600	965
	Praxair, Inc.	7,350	764

	Total		2,051

	Telecommunication Services (0.3%)
	Vodafone Group PLC, ADR	27,150	774

	Total		774

Asset Allocation Portfolio

	Domestic Common Stocks and Warrants (41.4%)	Shares/ $ Par	Value $ (000’s)

	Utilities (0.6%)
	American Water Works Co., Inc.	37,600	1,393

	Total		1,393

	Total Large Cap Common Stocks		66,202

	Mid Cap Common Stocks (9.7%)

	Consumer Discretionary (1.6%)
*	Bed Bath & Beyond, Inc.	3,753	237
*	BorgWarner, Inc.	4,302	297
	Chico’s FAS, Inc.	21,535	390
	Dick’s Sporting Goods, Inc.	9,700	503
*	Dollar Tree, Inc.	5,080	245
*	LKQ Corp.	20,158	373
	The McGraw-Hill Cos., Inc.	7,654	418
*	O’Reilly Automotive, Inc.	4,667	390
*	Penn National Gaming, Inc.	9,741	420
	Polaris Industries, Inc.	4,204	340
	Ross Stores, Inc.	3,365	217

	Total		3,830

	Consumer Staples (1.1%)
	Beam, Inc.	21,848	1,257
	Church & Dwight Co., Inc.	19,124	1,033
	McCormick & Co., Inc.	5,487	340

	Total		2,630

	Energy (0.8%)
*	Cameron International Corp.	4,928	276
*	Concho Resources, Inc.	2,374	225
	Core Laboratories N.V.	1,038	126
*	FMC Technologies, Inc.	3,901	181
	Noble Energy, Inc.	2,322	215
*	Weatherford International, Ltd.	76,624	972

	Total		1,995

	Financials (0.5%)
*	CBRE Group, Inc.	14,740	271
*	E*TRADE Financial Corp.	7,078	62
*	IntercontinentalExchange, Inc.	1,852	247
	Lazard, Ltd. - Class A	7,786	228
	Raymond James Financial, Inc.	9,370	344

	Total		1,152

	Health Care (0.9%)
	AmerisourceBergen Corp.	23,233	899
*	Catamaran Corp.	2,900	284
*	DaVita, Inc.	3,239	336
*	IDEXX Laboratories, Inc.	2,598	258
*	Mettler-Toledo International, Inc.	1,198	205
*	Vertex Pharmaceuticals, Inc.	1,797	100

	Total		2,082

	Industrials (1.6%)
*	B/E Aerospace, Inc.	7,764	327

	Domestic Common Stocks and Warrants (41.4%)	Shares/ $ Par	Value $ (000’s)

	Industrials continued
	Corrections Corp. of America	11,478	384
	Dover Corp.	4,081	243
	Expeditors International of Washington, Inc.	6,095	221
	Graco, Inc.	7,831	394
	Kansas City Southern	5,963	452
	Knight Transportation, Inc.	14,754	211
	MSC Industrial Direct Co., Inc. - Class A	2,342	158
*	Owens Corning, Inc.	6,454	216
	Regal-Beloit Corp.	2,503	176
	Robert Half International, Inc.	12,609	336
	Roper Industries, Inc.	3,301	363
*	WESCO International, Inc.	7,331	419

	Total		3,900

	Information Technology (2.3%)
*	Alliance Data Systems Corp.	3,101	440
	Amphenol Corp. - Class A	3,552	209
*	Autodesk, Inc.	6,541	218
	Avago Technologies, Ltd.	19,256	671
*	Citrix Systems, Inc.	4,149	318
*	F5 Networks, Inc.	8,039	842
*	Fortinet, Inc.	9,394	227
*	Freescale Semiconductor Holdings I, Ltd.	10,001	95
	Global Payments, Inc.	9,625	403
*	Informatica Corp.	7,737	269
*	Juniper Networks, Inc.	29,235	500
	Microchip Technology, Inc.	5,936	194
*	NetSuite, Inc.	900	57
*	Red Hat, Inc.	1,900	108
*	ServiceNow, Inc.	565	22
*	Skyworks Solutions, Inc.	8,250	194
*	Teradata Corp.	3,950	298
*	VeriFone Systems, Inc.	10,002	279
*	Zebra Technologies Corp. - Class A	5,984	225

	Total		5,569

	Materials (0.7%)
	Airgas, Inc.	4,632	381
	CF Industries Holdings, Inc.	876	195
	Cliffs Natural Resources, Inc.	14,156	554
	PPG Industries, Inc.	2,490	286
	Westlake Chemical Corp.	2,189	160

	Total		1,576

	Telecommunication Services (0.2%)
*	SBA Communications Corp. - Class A	8,329	524

	Total		524

	Total Mid Cap Common Stocks		23,258

Asset Allocation Portfolio

	Domestic Common Stocks and Warrants (41.4%)	Shares/ $ Par	Value $ (000’s)

	Small Cap Common Stocks (4.0%)

	Consumer Discretionary (0.6%)
*	American Public Education, Inc.	2,500	91
*	Bally Technologies, Inc.	3,000	148
*	Bravo Brio Restaurant Group, Inc.	4,250	62
*	Chuy’s Holdings, Inc.	2,100	51
*	Genesco, Inc.	1,550	103
*	Grand Canyon Education, Inc.	6,450	152
*	Hibbett Sports, Inc.	2,400	143
*	Life Time Fitness, Inc.	3,400	156
	Penske Automotive Group, Inc.	4,000	120
*	Red Robin Gourmet Burgers, Inc.	1,550	50
*	Shuffle Master, Inc.	7,500	119
	Ulta Salon, Cosmetics & Fragrance, Inc.	800	77
*	Vitamin Shoppe, Inc.	2,000	117

	Total		1,389

	Consumer Staples (0.1%)
*	United Natural Foods, Inc.	1,500	88

	Total		88

	Energy (0.3%)
*	Approach Resources, Inc.	3,200	96
*	Carrizo Oil & Gas, Inc.	4,000	100
*	Dril-Quip, Inc.	1,400	101
*	Gulfport Energy Corp.	3,300	103
*	Hornbeck Offshore Services, Inc.	3,300	121
*	Kodiak Oil & Gas Corp.	11,150	104
*	Rosetta Resources, Inc.	2,850	137

	Total		762

	Financials (0.3%)
	Amreit, Inc., - Class B	3,100	46
	Boston Private Financial Holdings, Inc.	17,350	166
	East West Bancorp, Inc.	6,650	140
	Education Realty Trust, Inc.	6,600	72
	Greenhill & Co., Inc.	2,450	127
*	Portfolio Recovery Associates, Inc.	603	63
*	Stifel Financial Corp.	3,650	123

	Total		737

	Health Care (0.8%)
*	Akorn, Inc.	6,250	83
*	Align Technology, Inc.	4,516	167
*	Conceptus, Inc.	5,350	109
*	DexCom, Inc.	12,809	192
*	Endologix, Inc.	9,538	132
*	Exact Sciences Corp.	9,700	107
*	Fluidigm Corp.	4,500	76
*	HealthStream, Inc.	4,850	138
*	HMS Holdings Corp.	1,750	58
*	Impax Laboratories, Inc.	5,450	141

	Domestic Common Stocks and Warrants (41.4%)	Shares/ $ Par	Value $ (000’s)
	Health Care continued
*	IPC The Hospitalist Co.	2,115	97
*	MAP Pharmaceuticals, Inc.	5,450	85
*	Omnicell, Inc.	13,902	193
	U.S. Physical Therapy, Inc.	2,700	75
*	VIVUS, Inc.	3,350	60
*	Vocera Communications, Inc.	2,350	73
*	Volcano Corp.	2,000	57

	Total		1,843

	Industrials (0.7%)
	Actuant Corp. - Class A	5,650	162
	Celadon Group, Inc.	5,750	92
*	Chart Industries, Inc.	1,647	122
*	DXP Enterprises, Inc.	1,550	74
*	GrafTech International, Ltd.	4,550	41
*	Heritage-Crystal Clean, Inc.	5,625	112
*	Hexcel Corp.	3,200	77
*	Huron Consulting Group, Inc.	3,550	124
*	The KEYW Holding Corp.	8,228	103
	Lindsay Corp.	950	68
*	Mistras Group, Inc.	3,400	79
*	Oshkosh Corp.	3,450	95
*	Performant Financial Corp.	3,500	37
	Snap-on, Inc.	2,150	154
	Sun Hydraulics Corp.	2,900	77
*	Thermon Group Holdings, Inc.	1,300	32
*	TransDigm Group, Inc.	1,125	159
	Valmont Industries, Inc.	850	112

	Total		1,720

	Information Technology (1.1%)
*	Ancestry.com, Inc.	4,000	120
*	Aspen Technology, Inc.	2,550	66
*	BroadSoft, Inc.	2,450	101
*	Calix, Inc.	12,850	82
*	Cardtronics, Inc.	5,400	161
*	Cavium, Inc.	2,950	98
*	Cornerstone OnDemand, Inc.	3,100	95
*	Diodes, Inc.	6,500	111
*	Equinix, Inc.	336	69
*	EXA Corp.	3,500	38
*	ExactTarget, Inc.	2,250	54
*	EZchip Semiconductor, Ltd.	1,500	46
	FEI Co.	2,200	118
*	Finisar Corp.	3,750	54
*	InterXion Holding NV	6,050	137
*	Microsemi Corp.	4,800	96
*	MicroStrategy, Inc. - Class A	600	80
	MKS Instruments, Inc.	3,000	76
*	Nanometrics, Inc.	5,000	69
*	Proofpoint, Inc.	1,900	28
*	Riverbed Technology, Inc.	4,750	111
*	Sourcefire, Inc.	3,050	150
*	SPS Commerce, Inc.	6,500	250
*	Synacor, Inc.	2,300	17
*	Synchronoss Technologies, Inc.	6,450	148
*	Tangoe, Inc.	6,900	91

Asset Allocation Portfolio

	Domestic Common Stocks and Warrants (41.4%)	Shares/ $ Par	Value $ (000’s)

	Information Technology continued
*	The Ultimate Software Group, Inc.	2,200	225

	Total		2,691

	Materials (0.0%)
	Balchem Corp.	2,250	83

	Total		83

	Other Holdings (0.0%)
*	Motors Liquidation Co. GUC Trust	295	5

	Total		5

	Telecommunication Services (0.1%)
*	tw telecom, Inc.	5,150	134

	Total		134

	Total Small Cap Common Stocks		9,452

	Total Domestic Common Stocks and Warrants
	(Cost: $85,316)		98,912

	Foreign Common Stocks (0.0%) Country

	Basic Materials (0.0%)
(n,m)*	Catalyst Paper Corp. Canada	936	-

	Total Foreign Common Stocks
	(Cost: $1)		-

	Preferred Stocks (0.1%)

	Financials (0.1%)
	Ally Financial, Inc, 7.00%, 8/6/12 144A	91	85
	Ally Financial, Inc., 8.50%, 5/15/16	4,589	112
	GMAC Capital Trust I, 8.125%, 2/15/40	1,703	43

	Total Preferred Stocks
	(Cost: $220)		240

	Investment Grade Segment (5.2%)

	Aerospace/Defense (0.1%)
	BAE Systems Holdings, Inc., 6.375%, 6/1/19 144A	15,000	18
	Boeing Capital Corp., 2.125%, 8/15/16	35,000	37
	Goodrich Corp., 4.875%, 3/1/20	15,000	18
	L-3 Communications Corp., 5.20%, 10/15/19	45,000	51
	Lockheed Martin Corp., 3.35%, 9/15/21	10,000	10
	Meccanica Holdings USA, Inc., 6.25%, 1/15/40 144A	15,000	12

	Total		146

	Auto Manufacturing (0.2%)
	Daimler Finance North America LLC, 2.625%, 9/15/16 144A	5,000	5
	Daimler Finance North America LLC, 3.00%, 3/28/16 144A	40,000	42

Investment Grade Segment (5.2%)	Shares/ $ Par	Value $ (000’s)

Auto Manufacturing continued
Ford Motor Co., 7.45%, 7/16/31	40,000	50
Ford Motor Credit Co. LLC, 3.00%, 6/12/17	45,000	46
Ford Motor Credit Co. LLC, 4.25%, 2/3/17	75,000	80
Ford Motor Credit Co. LLC, 5.00%, 5/15/18	15,000	16
Ford Motor Credit Co. LLC, 5.75%, 2/1/21	45,000	51
Ford Motor Credit Co. LLC, 8.125%, 1/15/20	20,000	25
PACCAR, Inc., 6.875%, 2/15/14	10,000	11
Toyota Motor Credit Corp., 1.75%, 5/22/17	70,000	72
Toyota Motor Credit Corp., 3.30%, 1/12/22	75,000	81
Volkswagen International Finance NV, 2.875%, 4/1/16 144A	45,000	47

Total		526

Banking (0.8%)
Bank of America Corp., 3.625%, 3/17/16	35,000	37
Bank of America Corp., 3.75%, 7/12/16	10,000	11
Bank of America Corp., 5.75%, 12/1/17	20,000	23
Bank of Montreal, 2.50%, 1/11/17	65,000	68
The Bank of New York Mellon Corp., 3.55%, 9/23/21	80,000	87
Citigroup, Inc., 3.953%, 6/15/16	200,000	214
Credit Suisse/New York NY, 5.50%, 5/1/14	125,000	133
Fifth Third Bancorp, 3.625%, 1/25/16	45,000	49
The Goldman Sachs Group, Inc., 5.95%, 1/18/18	110,000	128
The Goldman Sachs Group, Inc., 6.00%, 6/15/20	60,000	69
The Goldman Sachs Group, Inc., 6.15%, 4/1/18	50,000	58
HSBC Holdings PLC, 5.10%, 4/5/21	35,000	40
JPMorgan Chase & Co., 3.15%, 7/5/16	225,000	238
JPMorgan Chase & Co., 6.00%, 1/15/18	30,000	36
Merrill Lynch & Co., Inc., 6.22%, 9/15/26	20,000	22
Merrill Lynch & Co., Inc., 6.40%, 8/28/17	120,000	140
Morgan Stanley, 2.875%, 7/28/14	20,000	20
Morgan Stanley, 3.80%, 4/29/16	50,000	52
Morgan Stanley, 4.75%, 3/22/17	70,000	75
Morgan Stanley, 5.50%, 7/28/21	35,000	38
PNC Funding Corp., 4.375%, 8/11/20	30,000	34
State Street Corp., 2.875%, 3/7/16	25,000	27
SunTrust Banks, Inc., 6.00%, 9/11/17	25,000	29
U.S. Bancorp, 3.442%, 2/1/16	45,000	47
Wachovia Corp., 5.75%, 2/1/18	5,000	6
Wells Fargo & Co., 2.625%, 12/15/16	70,000	74
Wells Fargo & Co., 4.60%, 4/1/21	45,000	52

Total		1,807

Beverage/Bottling (0.2%)
Anheuser-Busch Cos. LLC, 5.75%, 4/1/36	15,000	19
Anheuser-Busch InBev Worldwide, Inc., 2.50%, 7/15/22	65,000	66
Anheuser-Busch InBev Worldwide, Inc., 8.20%, 1/15/39	70,000	117
Beam, Inc., 3.25%, 5/15/22	15,000	15
The Coca-Cola Co., 1.65%, 3/14/18	50,000	52
The Coca-Cola Co., 3.15%, 11/15/20	50,000	55
PepsiCo, Inc., 7.90%, 11/1/18	35,000	47
Pernod-Ricard SA, 4.25%, 7/15/22 144A	10,000	11
Pernod-Ricard SA, 5.50%, 1/15/42 144A	15,000	17
Pernod-Ricard SA, 5.75%, 4/7/21 144A	70,000	83
SABMiller Holdings, Inc., 3.75%, 1/15/22 144A	45,000	49

Total		531

Asset Allocation Portfolio

Investment Grade Segment (5.2%)	Shares/ $ Par	Value $ (000’s)

Cable/Media/Broadcasting/Satellite (0.1%)
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 4.60%, 2/15/21	5,000	5
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 5.15%, 3/15/42	25,000	25
Discovery Communications LLC, 5.05%, 6/1/20	25,000	29
Historic TW, Inc., 6.625%, 5/15/29	40,000	50
Historic TW, Inc., 6.875%, 6/15/18	10,000	13
NBCUniversal Media LLC, 2.875%, 4/1/16	35,000	37
NBCUniversal Media LLC, 6.40%, 4/30/40	15,000	19
News America, Inc., 6.90%, 8/15/39	10,000	13
TCI Communications, Inc., 8.75%, 8/1/15	60,000	73
Time Warner Entertainment Co. LP, 8.375%, 3/15/23	55,000	78

Total		342

Conglomerate/Diversified Manufacturing (0.0%)
Eastman Chemical Co., 7.25%, 1/15/24	5,000	7
United Technologies Corp., 3.10%, 6/1/22	25,000	27
United Technologies Corp., 4.50%, 6/1/42	30,000	33

Total		67

Consumer Products (0.0%)
The Procter & Gamble Co., 5.55%, 3/5/37	40,000	54

Total		54

Electric Utilities (0.6%)
Alabama Power Co., 3.95%, 6/1/21	50,000	56
Ameren Corp., 8.875%, 5/15/14	15,000	17
Appalachian Power Co., 4.60%, 3/30/21	20,000	23
Arizona Public Service Co., 5.05%, 9/1/41	10,000	12
Arizona Public Service Co., 8.75%, 3/1/19	10,000	13
Bruce Mansfield Unit, 6.85%, 6/1/34	27,750	30
Carolina Power & Light Co., 2.80%, 5/15/22	35,000	36
Carolina Power & Light Co., 5.15%, 4/1/15	25,000	28
CenterPoint Energy, Inc., 6.50%, 5/1/18	20,000	24
Commonwealth Edison Co., 4.00%, 8/1/20	25,000	28
Commonwealth Edison Co., 6.15%, 9/15/17	5,000	6
Connecticut Light & Power Co., 5.65%, 5/1/18	10,000	12
The Detroit Edison Co., 3.45%, 10/1/20	25,000	28
Dominion Resources, Inc., 1.40%, 9/15/17	45,000	45
DTE Energy Co., 6.375%, 4/15/33	5,000	7
Duke Energy Corp., 6.25%, 6/15/18	5,000	6
Duke Energy Indiana, Inc., 3.75%, 7/15/20	45,000	50
Entergy Corp., 4.70%, 1/15/17	40,000	44
Entergy Mississippi, Inc., 6.25%, 4/1/34	55,000	56
Exelon Generation Co. LLC, 4.25%, 6/15/22 144A	45,000	48
Exelon Generation Co. LLC, 6.20%, 10/1/17	30,000	36
Kiowa Power Partners LLC, 4.811%, 12/30/13 144A	14,872	15
Mississippi Power Co., 4.75%, 10/15/41	35,000	37
Monongahela Power Co., Inc., 5.70%, 3/15/17 144A	45,000	51
Nevada Power Co., 5.95%, 3/15/16	10,000	12
Nextera Energy, Inc., 4.50%, 6/1/21	95,000	105
NSTAR LLC, 4.50%, 11/15/19	10,000	11
Ohio Edison Co., 6.875%, 7/15/36	5,000	7
Ohio Power Co., 5.375%, 10/1/21	25,000	31
Pacific Gas & Electric Co., 3.50%, 10/1/20	75,000	83
Pacific Gas & Electric Co., 5.625%, 11/30/17	10,000	12
PacifiCorp., 3.85%, 6/15/21	50,000	56
Peco Energy Co., 2.375%, 9/15/22	30,000	30
Potomac Electric Power Co., 6.50%, 11/15/37	5,000	7

Investment Grade Segment (5.2%)	Shares/ $ Par	Value $ (000’s)

Electric Utilities continued
PPL Capital Funding, Inc., 4.20%, 6/15/22	25,000	27
PPL Energy Supply LLC, 6.50%, 5/1/18	10,000	12
Public Service Co. of Colorado, 3.20%, 11/15/20	30,000	33
Public Service Co. of Colorado, 5.80%, 8/1/18	10,000	12
Public Service Co. of New Mexico, 5.35%, 10/1/21	25,000	26
Public Service Electric & Gas Co., 3.65%, 9/1/42	20,000	20
Public Service Electric & Gas Co., 5.00%, 1/1/13	100,000	101
Puget Sound Energy, Inc., 6.274%, 3/15/37	30,000	42
San Diego Gas & Electric Co., 6.125%, 9/15/37	10,000	14
Sempra Energy, 2.30%, 4/1/17	45,000	47
Sempra Energy, 6.15%, 6/15/18	15,000	19
South Carolina Electric & Gas Co., 6.05%, 1/15/38	15,000	20
Tampa Electric Co., 5.40%, 5/15/21	5,000	6
Union Electric Co., 3.90%, 9/15/42	25,000	25
Union Electric Co., 6.40%, 6/15/17	10,000	12
Union Electric Co., 6.70%, 2/1/19	10,000	13
Virginia Electric & Power Co., 3.45%, 9/1/22	40,000	44

Total		1,535

Electronics (0.1%)
Hewlett-Packard Co., 2.125%, 9/13/15	55,000	56
Hewlett-Packard Co., 3.00%, 9/15/16	35,000	36
Hewlett-Packard Co., 3.75%, 12/1/20	5,000	5
International Business Machines Corp., 1.95%, 7/22/16	25,000	26

Total		123

Food Processors (0.1%)
Archer-Daniels-Midland Co., 4.479%, 3/1/21	10,000	12
General Mills, Inc., 3.15%, 12/15/21	40,000	42
Kellogg Co., 3.25%, 5/21/18	15,000	16
Kraft Foods Group, Inc., 2.25%, 6/5/17 144A	10,000	10
Kraft Foods Group, Inc., 3.50%, 6/6/22 144A	15,000	16
Kraft Foods Group, Inc., 6.125%, 8/23/18 144A	40,000	49
Kraft Foods, Inc., 6.125%, 2/1/18	15,000	18
Kraft Foods, Inc., 6.50%, 8/11/17	20,000	25
Kraft Foods, Inc., 6.50%, 2/9/40	65,000	88
Mead Johnson Nutrition Co., 4.90%, 11/1/19	35,000	40

Total		316

Gaming/Leisure/Lodging (0.0%)
Choice Hotels International, Inc., 5.75%, 7/1/22	30,000	33

Total		33

Gas Pipelines (0.2%)
CenterPoint Energy Resources Corp., 6.125%, 11/1/17	10,000	12
Energy Transfer Partners LP, 4.65%, 6/1/21	25,000	27
Energy Transfer Partners LP, 6.05%, 6/1/41	40,000	44
Energy Transfer Partners LP, 6.70%, 7/1/18	35,000	42
Enterprise Products Operating LLC, 3.20%, 2/1/16	35,000	37
Kinder Morgan Energy Partners LP, 5.95%, 2/15/18	55,000	66
Kinder Morgan Energy Partners LP, 6.375%, 3/1/41	55,000	67
Kinder Morgan Energy Partners LP, 6.50%, 2/1/37	15,000	18

Asset Allocation Portfolio

Investment Grade Segment (5.2%)	Shares/ $ Par	Value $ (000’s)

Gas Pipelines continued
Magellan Midstream Partners LP, 6.55%, 7/15/19	30,000	37
ONEOK Partners LP, 2.00%, 10/1/17	20,000	20
Plains All American Pipeline LP/PAA Finance Corp., 6.50%, 5/1/18	15,000	19
Spectra Energy Partners LP, 2.95%, 6/15/16	30,000	31
Williams Partners LP, 4.00%, 11/15/21	10,000	11
Williams Partners LP, 4.125%, 11/15/20	5,000	5
Williams Partners LP, 5.25%, 3/15/20	33,000	38

Total		474

Health Care/Pharmaceuticals (0.2%)
Amgen, Inc., 3.875%, 11/15/21	65,000	70
Express Scripts Holding Co., 2.65%, 2/15/17 144A	20,000	21
Express Scripts Holding Co., 3.125%, 5/15/16	25,000	27
Express Scripts Holding Co., 3.50%, 11/15/16 144A	40,000	43
Express Scripts Holding Co., 3.90%, 2/15/22 144A	10,000	11
GlaxoSmithKline Capital, Inc., 6.375%, 5/15/38	20,000	29
Medco Health Solutions, Inc., 7.125%, 3/15/18	25,000	31
Merck & Co., Inc., 3.875%, 1/15/21	15,000	17
The Novartis Capital Corp., 2.40%, 9/21/22	60,000	61
Pfizer, Inc., 5.35%, 3/15/15	15,000	17
Roche Holdings, Inc., 6.00%, 3/1/19 144A	25,000	31
Sanofi-Aventis SA, 2.625%, 3/29/16	60,000	64
Thermo Fisher Scientific, Inc., 1.85%, 1/15/18	15,000	15
Thermo Fisher Scientific, Inc., 3.15%, 1/15/23	20,000	21
Watson Pharmaceuticals, Inc., 1.875%, 10/1/17	5,000	5
Watson Pharmaceuticals, Inc., 3.25%, 10/1/22	10,000	10
Watson Pharmaceuticals, Inc., 4.625%, 10/1/42	10,000	10
Wyeth LLC, 5.50%, 2/15/16	5,000	6
Wyeth LLC, 5.95%, 4/1/37	35,000	47

Total		536

Independent Finance (0.1%)
General Electric Capital Corp., 5.625%, 5/1/18	125,000	147

Total		147

Information/Data Technology (0.0%)
Oracle Corp., 3.875%, 7/15/20	50,000	57

Total		57

Life Insurance (0.1%)
American International Group, Inc., 4.875%, 6/1/22	35,000	39
New York Life Global Funding, 2.45%, 7/14/16 144A	80,000	83
Prudential Financial, Inc., 5.375%, 6/21/20	19,000	22
Prudential Financial, Inc., 5.70%, 12/14/36	5,000	6
Teachers Insurance & Annuity Association-College Retirement Equity Fund, 6.85%, 12/16/39 144A	20,000	28
UnitedHealth Group, Inc., 4.70%, 2/15/21	25,000	29
WellPoint, Inc., 1.875%, 1/15/18	15,000	15
WellPoint, Inc., 3.30%, 1/15/23	20,000	20

Total		242

Machinery (0.1%)
John Deere Capital Corp., 0.70%, 9/4/15	40,000	40
John Deere Capital Corp., 1.20%, 10/10/17	25,000	25
John Deere Capital Corp., 2.25%, 4/17/19	30,000	31

Investment Grade Segment (5.2%)	Shares/ $ Par	Value $ (000’s)

Machinery continued
John Deere Capital Corp., 2.80%, 1/27/23	40,000	42

Total		138

Metals/Mining (0.2%)
ArcelorMittal, 5.50%, 8/5/20	40,000	39
ArcelorMittal, 5.75%, 3/1/21	25,000	24
ArcelorMittal, 6.125%, 6/1/18	40,000	40
Barrick Gold Corp., 2.90%, 5/30/16	45,000	47
Barrick Gold Corp., 3.85%, 4/1/22	45,000	47
Barrick North America Finance LLC, 6.80%, 9/15/18	25,000	31
Freeport-McMoRan Copper & Gold, Inc., 3.55%, 3/1/22	40,000	40
Newmont Mining Corp., 3.50%, 3/15/22	60,000	61
Newmont Mining Corp., 6.25%, 10/1/39	10,000	12
Rio Tinto Finance USA PLC, 1.625%, 8/21/17	65,000	65
Rio Tinto Finance USA, Ltd., 4.125%, 5/20/21	50,000	55
Rio Tinto Finance USA, Ltd., 9.00%, 5/1/19	15,000	21
Teck Resources, Ltd., 3.00%, 3/1/19	30,000	30
Teck Resources, Ltd., 5.20%, 3/1/42	45,000	42
Teck Resources, Ltd., 10.75%, 5/15/19	12,000	14

Total		568

Natural Gas Distributors (0.0%)
NiSource Finance Corp., 5.80%, 2/1/42	55,000	65

Total		65

Oil and Gas (0.7%)
Anadarko Petroleum Corp., 6.375%, 9/15/17	80,000	96
Apache Corp., 4.75%, 4/15/43	25,000	29
BP Capital Markets PLC, 1.846%, 5/5/17	45,000	46
BP Capital Markets PLC, 4.50%, 10/1/20	10,000	12
BP Capital Markets PLC, 4.75%, 3/10/19	80,000	93
Canadian Natural Resources, Ltd., 5.70%, 5/15/17	25,000	30
Canadian Natural Resources, Ltd., 5.85%, 2/1/35	5,000	6
Canadian Natural Resources, Ltd., 6.45%, 6/30/33	45,000	58
Cenovus Energy, Inc., 4.45%, 9/15/42	45,000	47
ConocoPhillips, 6.00%, 1/15/20	85,000	109
Devon Energy Corp., 1.875%, 5/15/17	25,000	25
Devon Energy Corp., 3.25%, 5/15/22	35,000	36
Encana Corp., 3.90%, 11/15/21	85,000	90
Ensco PLC, 4.70%, 3/15/21	35,000	40
EOG Resources, Inc., 4.40%, 6/1/20	15,000	17
Hess Corp., 5.60%, 2/15/41	25,000	29
Husky Energy, Inc., 3.95%, 4/15/22	55,000	59
Husky Energy, Inc., 7.25%, 12/15/19	5,000	6
Marathon Oil Corp., 6.60%, 10/1/37	10,000	13
Nabors Industries, Inc., 6.15%, 2/15/18	20,000	23
Noble Energy, Inc., 4.15%, 12/15/21	10,000	11
Noble Energy, Inc., 6.00%, 3/1/41	15,000	18
Noble Holding International, Ltd., 5.25%, 3/15/42	70,000	75
Occidental Petroleum Corp., 4.125%, 6/1/16	20,000	22
Pemex Project Funding Master Trust, 6.625%, 6/15/35	15,000	19
Petrohawk Energy Corp., 6.25%, 6/1/19	45,000	51
Shell International Finance BV, 1.125%, 8/21/17	45,000	45
Shell International Finance BV, 4.30%, 9/22/19	120,000	140
Southwestern Energy Co., 4.10%, 3/15/22 144A	30,000	32
Suncor Energy, Inc., 6.85%, 6/1/39	15,000	21
Talisman Energy, Inc., 3.75%, 2/1/21	45,000	47

Asset Allocation Portfolio

	Investment Grade Segment (5.2%)	Shares/ $ Par	Value $ (000’s)

	Oil and Gas continued
	Total Capital International SA, 1.50%, 2/17/17	15,000	15
	Total Capital SA, 4.45%, 6/24/20	100,000	116
	Transocean, Inc., 6.375%, 12/15/21	35,000	42
	Weatherford International, Ltd., 5.95%, 4/15/42	70,000	74

	Total		1,592

	Other Finance (0.1%)
	American Express Co., 6.15%, 8/28/17	35,000	42
	American Express Credit Corp., 5.125%, 8/25/14	10,000	11
	Berkshire Hathaway Finance Corp., 3.00%, 5/15/22	45,000	47
	CVS Pass-Through Trust, 6.036%, 12/10/28	38,209	44

	Total		144

	Other Holdings (0.1%)
(f)	Morgan Stanley, 5.40%, 5/15/15 144A	316,204	168

	Total		168

	Other Services (0.1%)
	American Tower Corp., 4.625%, 4/1/15	10,000	11
	American Tower Corp., 7.00%, 10/15/17	15,000	18
	Republic Services, Inc., 3.80%, 5/15/18	50,000	56
	Republic Services, Inc., 5.25%, 11/15/21	25,000	29
	Waste Management, Inc., 2.90%, 9/15/22	30,000	30
	Waste Management, Inc., 4.60%, 3/1/21	30,000	34

	Total		178

	Paper and Forest Products (0.0%)
	Georgia-Pacific LLC, 5.40%, 11/1/20 144A	65,000	76
	Georgia-Pacific LLC, 7.75%, 11/15/29	5,000	7

	Total		83

	Property and Casualty Insurance (0.0%)
	The Hartford Financial Services Group, Inc., 6.625%, 4/15/42	65,000	79

	Total		79

	Railroads (0.1%)
	Burlington Northern Santa Fe LLC, 3.05%, 3/15/22	75,000	78
	Burlington Northern Santa Fe LLC, 3.05%, 9/1/22	25,000	26
	Burlington Northern Santa Fe LLC, 3.60%, 9/1/20	25,000	27
	Canadian National Railway Co., 5.85%, 11/15/17	5,000	6
	CSX Corp., 3.70%, 10/30/20	5,000	5
	CSX Corp., 4.25%, 6/1/21	15,000	17
	CSX Corp., 5.60%, 5/1/17	30,000	35
	Norfolk Southern Corp., 2.903%, 2/15/23 144A	48,000	49
	Union Pacific Corp., 4.30%, 6/15/42	45,000	48

	Total		291

	Real Estate Investment Trusts (0.3%)
	AvalonBay Communities, Inc., 2.95%, 9/15/22	15,000	15
	AvalonBay Communities, Inc., 3.95%, 1/15/21	75,000	82
	Boston Properties LP, 3.85%, 2/1/23	40,000	42
	BRE Properties, Inc., 5.20%, 3/15/21	35,000	40
	BRE Properties, Inc., 5.50%, 3/15/17	15,000	17
	Colonial Realty LP, 6.05%, 9/1/16	20,000	22
	DDR Corp., 4.75%, 4/15/18	90,000	100
	ERP Operating LP, 4.625%, 12/15/21	45,000	52
	Essex Portfolio LP, 3.625%, 8/15/22 144A	65,000	65
	HCP, Inc., 3.75%, 2/1/16	25,000	26

Investment Grade Segment (5.2%)	Shares/ $ Par	Value $ (000’s)

Real Estate Investment Trusts continued
HCP, Inc., 3.75%, 2/1/19	10,000	10
HCP, Inc., 6.00%, 1/30/17	25,000	29
HCP, Inc., 6.70%, 1/30/18	10,000	12
Health Care REIT, Inc., 3.625%, 3/15/16	15,000	16
Health Care REIT, Inc., 4.125%, 4/1/19	60,000	64
Ventas Realty LP/Ventas Capital Corp., 4.25%, 3/1/22	15,000	16
Ventas Realty LP/Ventas Capital Corp., 4.75%, 6/1/21	35,000	38
Vornado Realty LP, 5.00%, 1/15/22	45,000	50
WEA Finance LLC, 7.125%, 4/15/18 144A	25,000	31

Total		727

Restaurants (0.1%)
Darden Restaurants, Inc., 4.50%, 10/15/21	40,000	43
Darden Restaurants, Inc., 6.20%, 10/15/17	25,000	29
Yum! Brands, Inc., 3.75%, 11/1/21	30,000	32
Yum! Brands, Inc., 3.875%, 11/1/20	25,000	28

Total		132

Retail Food and Drug (0.1%)
CVS Caremark Corp., 6.25%, 6/1/27	40,000	52
Delhaize Group SA, 4.125%, 4/10/19	55,000	53
Delhaize Group SA, 5.70%, 10/1/40	40,000	36
The Kroger Co., 7.50%, 4/1/31	40,000	52
Safeway, Inc., 6.35%, 8/15/17	60,000	68

Total		261

Retail Stores (0.2%)
The Home Depot, Inc., 5.40%, 3/1/16	50,000	58
Lowe’s Cos., Inc., 3.80%, 11/15/21	10,000	11
Macy’s Retail Holdings, Inc., 5.90%, 12/1/16	30,000	35
Macy’s Retail Holdings, Inc., 7.875%, 7/15/15	45,000	53
Nordstrom, Inc., 6.25%, 1/15/18	15,000	18
Nordstrom, Inc., 7.00%, 1/15/38	15,000	22
Target Corp., 6.50%, 10/15/37	15,000	21
Walgreen Co., 1.80%, 9/15/17	15,000	15
Walgreen Co., 3.10%, 9/15/22	15,000	15
Wal-Mart Stores, Inc., 2.80%, 4/15/16	20,000	21
Wal-Mart Stores, Inc., 3.25%, 10/25/20	35,000	39
Wal-Mart Stores, Inc., 3.625%, 7/8/20	15,000	17
Wal-Mart Stores, Inc., 4.875%, 7/8/40	30,000	36

Total		361

Telecommunications (0.3%)
America Movil SAB de CV, 5.00%, 3/30/20	65,000	76
AT&T Corp., 8.00%, 11/15/31	70,000	108
AT&T, Inc., 2.95%, 5/15/16	50,000	54
AT&T, Inc., 5.55%, 8/15/41	40,000	50
CenturyLink, Inc., 5.15%, 6/15/17	70,000	76
Qwest Corp., 6.50%, 6/1/17	40,000	47
Telefonica Emisiones SAU, 3.729%, 4/27/15	35,000	35
Verizon Communications, Inc., 5.85%, 9/15/35	30,000	38
Verizon Communications, Inc., 6.25%, 4/1/37	30,000	39
Verizon Communications, Inc., 6.35%, 4/1/19	50,000	64

Total		587

Vehicle Parts (0.0%)
Johnson Controls, Inc., 5.25%, 12/1/41	25,000	28

Total		28

Total Investment Grade Segment
(Cost: $11,224)		12,338

Asset Allocation Portfolio

Governments (7.9%)	Shares/ $ Par	Value $ (000’s)

Governments (7.9%)
Canada Government International Bond, 0.875%, 2/14/17	275,000	278
Overseas Private Investment Corp., 4.10%, 11/15/14	31,440	33
US Department of Housing & Urban Development, 6.08%, 8/1/13	10,000	10
US Treasury, 0.25%, 2/28/14	55,000	55
US Treasury, 0.25%, 5/31/14	650,000	650
US Treasury, 0.25%, 6/30/14	470,000	470
US Treasury, 0.25%, 8/31/14	6,050,000	6,051
US Treasury, 0.50%, 7/31/17	475,000	473
US Treasury, 0.625%, 8/31/17	3,855,000	3,857
US Treasury, 0.75%, 6/30/17	620,000	625
US Treasury, 1.625%, 8/15/22	405,000	405
US Treasury, 1.75%, 5/15/22	1,035,000	1,049
US Treasury, 1.875%, 2/28/14	350,000	358
US Treasury, 2.75%, 8/15/42	180,000	177
US Treasury, 3.00%, 5/15/42	310,000	321
US Treasury, 3.125%, 11/15/41	745,000	794
US Treasury, 3.125%, 2/15/42	135,000	144
US Treasury, 4.50%, 2/15/36	440,000	587
US Treasury, 5.375%, 2/15/31	1,780,000	2,575

Total Governments
(Cost: $18,771)		18,912

Municipal Bonds (0.6%)

Municipal Bonds (0.6%)
American Municipal Power, Inc., Series 2010, 5.939%, 2/15/47 RB	88,000	103
Bay Area Toll Authority San Francisco Bay Area Toll Bridge, Series 2009-F, 6.263%, 4/1/49 RB	5,000	7
Board of Regents of the University of Texas System, Series 2010C, 4.794%, 8/15/46 RB	60,000	71
Board of Regents of the University of Texas System, Series 2009B, 6.276%, 8/15/41 RB	10,000	12
The City of New York, Series C-1, 5.517%, 10/1/37 GO	40,000	49
Connecticut Housing Finance Authority, Series D-2, 5.00%, 11/15/26 RB, GO OF AUTH	45,000	49
Dallas Area Rapid Transit, Series 2010B, 5.022%, 12/1/48 RB	75,000	93
Dallas Independent School District, Series 2010C, 6.45%, 2/15/35 GO, PSF	75,000	93
Dormitory Authority of the State of New York, Series 2010H, 5.389%, 3/15/40 RB	15,000	18
Energy Northwest, Series E, 2.197%, 7/1/19 RB	60,000	61
Los Angeles Unified School District, Series RY, 6.758%, 7/1/34 GO	40,000	53
Metropolitan Transportation Authority, Series 2010C-1, 6.687%, 11/15/40 RB	12,000	16
Metropolitan Transportation Authority, Series 2009C, 7.336%, 11/15/39 RB	35,000	52
Montana Facility Finance Authority, Series 2010A, 4.75%, 5/20/37 RB, GNMA, FHA	110,000	116
New Jersey Turnpike Authority, Series 2009F, 7.414%, 1/1/40 RB	25,000	37
New York City Municipal Water Finance Authority, Series AA, 5.44%, 6/15/43 RB	30,000	38

Municipal Bonds (0.6%)	Shares/ $ Par	Value $ (000’s)

Municipal Bonds continued
New York City Municipal Water Finance Authority, Series AA-1, 5.75%, 6/15/41 RB	10,000	13
Port Authority New York & New Jersey, Series 168, 4.926%, 10/1/51 RB	60,000	68
State of California, Series 2010, 5.70%, 11/1/21 GO	80,000	91
State of California, Series 2009, 7.55%, 4/1/39 GO	50,000	68
State of California, Series 2010, 7.60%, 11/1/40 GO	25,000	34
State of Illinois, Series 2011, 4.961%, 3/1/16 GO	85,000	93
Texas Transportation Commission, Series 2010A, 4.681%, 4/1/40 GO	23,000	27
University of California Regents Medical Center, Series H, 6.548%, 5/15/48 RB	50,000	66

Total Municipal Bonds
(Cost: $1,123)		1,328

Structured Products (9.0%)

Structured Products (9.0%)
Ally Auto Receivables Trust, Series 2009-B, Class C, 4.06%, 5/16/16 144A	145,000	149
Asset Securitization Corp., Series 1997-D5, Class PS1, 1.35%, 2/14/43 IO	341,056	10
Banc of America Funding Corp., Series 2007-1, Class TA1A, 0.277%, 1/25/37	46,424	24
Banc of America Funding Corp., Series 2007-4, Class TA1A, 0.306%, 5/25/37	54,547	34
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PWR18, Class A2, 5.613%, 6/11/50	82,775	85
Caisse Centrale Desjardins du Quebec, 2.55%, 3/24/16 144A	190,000	202
Chase Issuance Trust, Series 2012-A5, Class A5, 0.59%, 8/15/17	75,000	75
Citigroup Commercial Mortgage Trust, Series 2010-RR3, Class MLSR, 5.81%, 6/14/50 144A	365,000	414
Citigroup Mortgage Loan Trust, Inc., Series 2005-1, Class 3A1, 6.50%, 4/25/35	17,166	17
CNH Equipment Trust, Series 2012-A, Class A3, 0.94%, 5/15/17	100,000	101
CNH Equipment Trust, Series 2012-A, Class A4, 1.38%, 2/15/18	170,000	173
Credit Suisse AG/Guernsey, 1.625%, 3/6/15 144A	90,000	92
Credit Suisse Mortgage Capital Certificates, Series 2009-RR1, Class A3A, 5.383%, 2/15/40 144A	85,000	94
Discover Card Master Trust, Series 2012-A1, Class A1, 0.81%, 8/15/17	620,000	625
FDIC Structured Sale Guaranteed Notes, Series 2010-S2, Class 2A, 2.57%, 7/29/47 144A	212,767	213

Asset Allocation Portfolio

Structured Products (9.0%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Federal Home Loan Mortgage Corp., Series K009, Class X1, 1.675%, 8/25/20 IO	1,028,652	87
Federal Home Loan Mortgage Corp., 3.50%, 2/1/26	229,332	243
Federal Home Loan Mortgage Corp., 3.50%, 7/1/26	308,045	326
Federal Home Loan Mortgage Corp., 3.50%, 8/1/26	9,947	11
Federal Home Loan Mortgage Corp., 3.50%, 12/1/40	257,934	277
Federal Home Loan Mortgage Corp., 3.50%, 7/1/42	88,665	95
Federal Home Loan Mortgage Corp., 4.00%, 10/1/20	34,643	37
Federal Home Loan Mortgage Corp., 4.00%, 8/1/25	54,404	58
Federal Home Loan Mortgage Corp., 4.00%, 5/1/26	40,675	43
Federal Home Loan Mortgage Corp., 4.00%, 6/1/26	66,119	70
Federal Home Loan Mortgage Corp., 4.00%, 9/1/40	151,705	163
Federal Home Loan Mortgage Corp., 4.00%, 1/1/41	387,215	417
Federal Home Loan Mortgage Corp., 4.00%, 2/1/41	778,248	838
Federal Home Loan Mortgage Corp., 4.00%, 4/1/41	960,208	1,033
Federal Home Loan Mortgage Corp., 4.00%, 5/1/41	7,767	8
Federal Home Loan Mortgage Corp., 4.00%, 8/1/41	36,902	40
Federal Home Loan Mortgage Corp., 4.00%, 9/1/41	82,420	89
Federal Home Loan Mortgage Corp., 4.00%, 10/1/41	30,872	33
Federal Home Loan Mortgage Corp., 4.50%, 5/1/19	59,381	65
Federal Home Loan Mortgage Corp., 4.50%, 7/1/20	105,127	113
Federal Home Loan Mortgage Corp., Series 3065, Class TN, 4.50%, 10/15/33	19,743	20
Federal Home Loan Mortgage Corp., 4.50%, 9/1/39	40,814	44
Federal Home Loan Mortgage Corp., 4.50%, 12/1/39	22,352	24
Federal Home Loan Mortgage Corp., 4.50%, 4/1/40	7,387	8
Federal Home Loan Mortgage Corp., 4.50%, 9/1/40	67,201	73
Federal Home Loan Mortgage Corp., 4.50%, 12/1/40	1,183,936	1,298

Structured Products (9.0%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Federal Home Loan Mortgage Corp., 4.50%, 1/1/41	607,498	666
Federal Home Loan Mortgage Corp., 4.50%, 2/1/41	12,414	13
Federal Home Loan Mortgage Corp., 4.50%, 3/1/41	125,619	136
Federal Home Loan Mortgage Corp., 4.50%, 4/1/41	48,470	52
Federal Home Loan Mortgage Corp., 4.50%, 5/1/41	225,552	243
Federal Home Loan Mortgage Corp., 4.50%, 6/1/41	79,228	85
Federal Home Loan Mortgage Corp., 4.50%, 7/1/41	795,188	860
Federal Home Loan Mortgage Corp., 4.50%, 8/1/41	16,725	18
Federal Home Loan Mortgage Corp., 5.00%, 11/1/19	73,119	79
Federal Home Loan Mortgage Corp., 5.00%, 2/1/20	17,396	19
Federal Home Loan Mortgage Corp., 5.00%, 5/1/20	63,588	70
Federal Home Loan Mortgage Corp., 5.00%, 10/1/20	31,289	34
Federal Home Loan Mortgage Corp., 5.00%, 11/1/39	62,109	69
Federal Home Loan Mortgage Corp., 5.00%, 4/1/41	188,841	207
Federal Home Loan Mortgage Corp., 5.00%, 5/1/41	371,122	406
Federal Home Loan Mortgage Corp., 5.00%, 3/1/38	517,133	562
Federal Home Loan Mortgage Corp., 5.50%, 9/1/19	15,978	18
Federal Home Loan Mortgage Corp., 5.50%, 11/1/19	54,048	59
Federal Home Loan Mortgage Corp., 5.50%, 12/1/19	10,613	12
Federal Home Loan Mortgage Corp., 5.50%, 3/1/20	79,824	87
Federal Home Loan Mortgage Corp., 5.50%, 4/1/22	126,463	138
Federal Home Loan Mortgage Corp., 5.50%, 6/1/35	47,672	52
Federal Home Loan Mortgage Corp., 5.50%, 10/1/35	110,211	121
Federal Home Loan Mortgage Corp., Series K001, Class A2, 5.651%, 4/25/16	210,300	236
Federal Home Loan Mortgage Corp., Series 2840, Class LK, 6.00%, 11/15/17	29,244	30
Federal Home Loan Mortgage Corp., Series 2439, Class LH, 6.00%, 4/15/32	49,289	55

Asset Allocation Portfolio

Structured Products (9.0%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Federal Home Loan Mortgage Corp., 6.00%, 4/1/37	36,902	41
Federal Home Loan Mortgage Corp., 6.00%, 5/1/37	3,332	4
Federal Home Loan Mortgage Corp., 6.00%, 7/1/37	14,755	16
Federal Home Loan Mortgage Corp., 6.00%, 8/1/37	2,025	2
Federal Home Loan Mortgage Corp., 6.00%, 2/1/38	68,636	75
Federal Home Loan Mortgage Corp., 6.00%, 1/1/39	152,293	167
Federal Home Loan Mortgage Corp. TBA, 3.50%, 11/1/42	105,000	112
Federal National Mortgage Association, 3.50%, 2/1/42	47,712	51
Federal National Mortgage Association, 3.73%, 4/1/18	319,999	356
Federal National Mortgage Association, 4.50%, 6/1/19	154,777	171
Federal National Mortgage Association, 4.50%, 12/1/19	13,439	15
Federal National Mortgage Association, 4.50%, 7/1/20	47,777	52
Federal National Mortgage Association, 4.50%, 9/1/24	22,945	25
Federal National Mortgage Association, 4.50%, 11/1/40	208,627	232
Federal National Mortgage Association, 5.00%, 3/1/20	70,360	78
Federal National Mortgage Association, 5.00%, 5/1/20	112,669	124
Federal National Mortgage Association, 5.00%, 11/1/34	414,693	470
Federal National Mortgage Association, 5.00%, 4/1/35	66,683	76
Federal National Mortgage Association, 5.00%, 7/1/35	199,303	227
Federal National Mortgage Association, 5.00%, 10/1/35	41,221	47
Federal National Mortgage Association, 5.00%, 5/1/38	513,209	560
Federal National Mortgage Association, 5.32%, 4/1/14	125,745	131
Federal National Mortgage Association, Series 2006-M1, Class C, 5.355%, 2/25/16	284,781	292
Federal National Mortgage Association, 5.50%, 4/1/21	48,890	53
Federal National Mortgage Association, 5.50%, 10/1/34	141,600	156
Federal National Mortgage Association, 5.50%, 3/1/35	84,874	97
Federal National Mortgage Association, 5.50%, 9/1/35	441,916	493

Structured Products (9.0%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Federal National Mortgage Association, 5.50%, 11/1/35	439,971	491
Federal National Mortgage Association, 5.50%, 2/1/37	316,596	353
Federal National Mortgage Association, 5.50%, 11/1/37	234,106	247
Federal National Mortgage Association, 5.50%, 4/1/38	565,258	631
Federal National Mortgage Association, 6.00%, 10/1/34	104,991	118
Federal National Mortgage Association, 6.00%, 11/1/34	149,486	168
Federal National Mortgage Association, 6.00%, 5/1/35	6,164	7
Federal National Mortgage Association, 6.00%, 6/1/35	1,636	2
Federal National Mortgage Association, 6.00%, 7/1/35	85,684	95
Federal National Mortgage Association, 6.00%, 10/1/35	40,154	45
Federal National Mortgage Association, 6.00%, 11/1/35	95,654	108
Federal National Mortgage Association, 6.00%, 9/1/36	36,574	41
Federal National Mortgage Association,Series 2002-W4, Class A4, 6.25%, 5/25/42	215,379	247
Federal National Mortgage Association TBA, 3.50%, 12/1/42	270,000	288
Federal National Mortgage Association TBA, 3.50%, 11/1/42	145,000	155
Ford Credit Auto Owner Trust, Series 2012-A, Class A4, 1.15%, 6/15/17	65,000	66
Ford Credit Auto Owner Trust, Series 2009-E, Class D, 5.53%, 5/15/16 144A	312,630	331
Ford Credit Auto Owner Trust, Series 2009-D, Class D, 8.14%, 2/15/16 144A	300,000	322
Golden Credit Card Trust, Series 2012-2A, Class A1, 1.77%, 1/15/19 144A	225,000	232
Goldman Sachs Mortgage Securities Corp. II, Series 2009-RR, Class CSA, 5.286%, 12/17/39 144A	40,000	46
Goldman Sachs Mortgage Securities Corp. II, Series 2009-RR1, Class GGA, 6.039%, 7/12/38 144A	30,000	35
Honda Auto Receivables Owner Trust, Series 2012-2, Class A4, 0.91%, 5/15/18	40,000	41
Honda Auto Receivables Owner Trust, Series 2012-1, Class A4, 0.97%, 4/16/18	65,000	66
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-CB18, Class A4, 5.44%, 6/12/47	25,000	29

Asset Allocation Portfolio

Structured Products (9.0%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Louisiana Public Facilities Authority, Series 2008, Class A3, 6.55%, 8/1/20	150,000	187
MASTR Asset Securitization Trust, Series 2003-10, Class 1A1, 5.25%, 11/25/23	22,119	23
MASTR Asset Securitization Trust, Series 2003-12, Class 1A1, 5.25%, 12/25/24	16,356	17
Merrill Lynch Alternative Note Asset Trust, Series 2007-A1, Class A2A, 0.287%, 1/25/37	113,578	43
Morgan Stanley Reremic Trust, Series 2009-GG10, Class A4A, 5.983%, 8/12/45 144A	300,000	352
Nissan Auto Lease Trust, Series 2012-A, Class A3, 0.98%, 5/15/15	190,000	192
Oncor Electric Delivery Transition Bond Co., Series 2004-1, Class A3, 5.29%, 5/15/18	110,000	121
Residential Funding Mortgage Securities I, Series 2003-S18, Class A1, 4.50%, 10/25/18	8,209	8
Sequoia Mortgage Trust, Series 2011-2, Class A1, 3.90%, 9/25/41	130,593	137
TBW Mortgage Backed Pass Through Certificates, Series 2007-1, Class A1, 0.306%, 3/25/37	4,942	5
UBS-Barclays Commercial Mortgage Trust, Series 2012-C3, Class A4, 3.091%, 8/10/49	65,000	68
Washington Mutual Alternative Mortgage Pass-Through Certficates, Series 2006-6, Class 4A, 6.866%, 11/25/34	34,668	32
Wells Fargo Mortgage Backed Securities Trust, Series 2003-12, Class A1, 4.75%, 11/25/18	3,100	3
Wells Fargo Mortgage Backed Securities Trust, Series 2005-1, Class 2A1, 5.00%, 1/25/20	16,876	18

Total Structured Products
(Cost: $20,433)		21,641

Below Investment Grade Segment (8.6%)

Aerospace/Defense (0.1%)
BE Aerospace, Inc., 5.25%, 4/1/22	35,000	36
Bombardier, Inc., 5.75%, 3/15/22 144A	45,000	46
Bombardier, Inc., 7.75%, 3/15/20 144A	35,000	40
Huntington Ingalls Industries, Inc., 6.875%, 3/15/18	65,000	71
Huntington Ingalls Industries, Inc., 7.125%, 3/15/21	40,000	43
Triumph Group, Inc., 8.625%, 7/15/18	40,000	45

Total		281

Autos/Vehicle Parts (0.2%)
American Axle & Manufacturing Holdings, Inc., 9.25%, 1/15/17 144A	18,000	20
American Axle & Manufacturing, Inc., 6.625%, 10/15/22	15,000	15

	Below Investment Grade Segment (8.6%)	Shares/ $ Par	Value $ (000’s)

	Autos/Vehicle Parts continued
	American Axle & Manufacturing, Inc., 7.875%, 3/1/17	70,000	73
	Chrysler Group LLC/CG Co-Issuer, Inc., 8.00%, 6/15/19	50,000	53
	Chrysler Group LLC/CG Co-Issuer, Inc., 8.25%, 6/15/21	40,000	43
	Cooper-Standard Automotive, Inc., 8.50%, 5/1/18	40,000	43
	Exide Technologies, 8.625%, 2/1/18	50,000	43
	General Motors Financial Co., 4.75%, 8/15/17 144A	50,000	51
	The Goodyear Tire & Rubber Co., 8.25%, 8/15/20	50,000	56
	Navistar International Corp., 8.25%, 11/1/21	55,000	52
	Tower Automotive Holdings USA LLC/TA Holdings Finance, Inc., 10.625%, 9/1/17 144A	36,000	39
	Visteon Corp., 6.75%, 4/15/19	35,000	37

	Total		525

	Basic Materials (1.0%)
	AbitibiBowater, Inc., 10.25%, 10/15/18	21,000	24
	AK Steel Corp., 7.625%, 5/15/20	60,000	53
	AK Steel Corp., 8.375%, 4/1/22	50,000	43
	Aleris International, Inc., 7.625%, 2/15/18	35,000	37
	Alpha Natural Resources, Inc., 6.00%, 6/1/19	90,000	75
	Arch Coal, Inc., 8.75%, 8/1/16	45,000	44
	Ardagh Packaging Finance PLC, 7.375%, 10/15/17 144A	30,000	32
	Ardagh Packaging Finance PLC, 9.125%, 10/15/20 144A	30,000	32
	Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc., 9.125%, 10/15/20 144A	20,000	21
	Berry Plastics Corp., 8.25%, 11/15/15	20,000	21
(c)	BWAY Parent Co., Inc., 10.125%, 11/1/15	23,475	25
	Cascades, Inc., 7.875%, 1/15/20	20,000	21
(c)	Catalyst Paper Corp., 11.00%, 10/30/17	16,224	13
	Chemtura Corp., 7.875%, 9/1/18	15,000	16
	Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp., 8.25%, 12/15/17	45,000	49
	CONSOL Energy, Inc., 8.00%, 4/1/17	40,000	42
	CONSOL Energy, Inc., 8.25%, 4/1/20	100,000	105
	Essar Steel Algoma, Inc., 9.375%, 3/15/15 144A	65,000	62
	FMG Resources (August 2006) Pty, Ltd., 6.00%, 4/1/17 144A	35,000	33
	FMG Resources (August 2006) Pty, Ltd., 6.875%, 2/1/18 144A	25,000	23
	FMG Resources (August 2006) Pty, Ltd., 6.875%, 4/1/22 144A	45,000	41
	FMG Resources (August 2006) Pty, Ltd., 7.00%, 11/1/15 144A	65,000	65
	FMG Resources (August 2006) Pty, Ltd., 8.25%, 11/1/19 144A	55,000	53
	Hexion US Finance Corp., 6.625%, 4/15/20	20,000	20
	Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 8.875%, 2/1/18	60,000	62
	HudBay Minerals, Inc., 9.50%, 10/1/20 144A	20,000	21
	Ineos Finance PLC, 7.50%, 5/1/20 144A	25,000	25
	Ineos Finance PLC, 8.375%, 2/15/19 144A	65,000	68
	Inmet Mining Corp., 8.75%, 6/1/20 144A	65,000	67
	Molycorp, Inc., 10.00%, 6/1/20 144A	45,000	45
(d)	NewPage Corp., 10.00%, 5/1/12	125,000	3
(d)	NewPage Corp., 11.375%, 12/31/14	55,000	35

Asset Allocation Portfolio

	Below Investment Grade Segment (8.6%)	Shares/ $ Par	Value $ (000’s)

	Basic Materials continued
	Novelis, Inc., 7.25%, 2/15/15	112,000	113
(d)	Patriot Coal Corp., 8.25%, 4/30/18	25,000	13
	Peabody Energy Corp., 4.75%, 12/15/41	105,000	89
	Peabody Energy Corp., 6.00%, 11/15/18 144A	75,000	75
	Peabody Energy Corp., 6.25%, 11/15/21 144A	65,000	65
	Peabody Energy Corp., 6.50%, 9/15/20	45,000	46
	Quadra FNX Mining, Ltd., 7.75%, 6/15/19 144A	40,000	41
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 5.75%, 10/15/20 144A	65,000	65
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 6.875%, 2/15/21	55,000	58
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 7.125%, 4/15/19	80,000	84
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 8.25%, 2/15/21	45,000	45
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 9.00%, 4/15/19	55,000	56
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 9.875%, 8/15/19	70,000	74
	Rockwood Specialties Group, Inc., 4.625%, 10/15/20	75,000	76
	Sealed Air Corp., 8.125%, 9/15/19 144A	20,000	22
	Sealed Air Corp., 8.375%, 9/15/21 144A	40,000	45
	Severstal Columbus LLC, 10.25%, 2/15/18	65,000	65
	Steel Dynamics, Inc., 6.125%, 8/15/19 144A	20,000	21
	Steel Dynamics, Inc., 6.375%, 8/15/22 144A	20,000	21
	Thompson Creek Metals Co., Inc., 7.375%, 6/1/18	15,000	12
	TPC Group LLC, 8.25%, 10/1/17	35,000	38
	United States Steel Corp., 7.375%, 4/1/20	30,000	30
	Verso Paper Holdings LLC/Verso Paper, Inc., 8.75%, 2/1/19	30,000	14
	Verso Paper Holdings LLC/Verso Paper, Inc., 11.75%, 1/15/19 144A	20,000	21

	Total		2,465

	Builders/Building Materials (0.1%)
	KB Home, 7.25%, 6/15/18	40,000	43
	KB Home, 9.10%, 9/15/17	20,000	22
	USG Corp., 7.875%, 3/30/20 144A	35,000	38
	Vulcan Materials Co., 6.40%, 11/30/17	45,000	49

	Total		152

	Capital Goods (0.1%)
	Case New Holland, Inc., 7.875%, 12/1/17	20,000	23
	CNH Capital LLC, 6.25%, 11/1/16 144A	20,000	22
	JMC Steel Group, 8.25%, 3/15/18 144A	25,000	26
	SPX Corp., 6.875%, 9/1/17	45,000	50
	UR Financing Escrow Corp., 5.75%, 7/15/18 144A	15,000	16
	UR Financing Escrow Corp., 7.375%, 5/15/20 144A	20,000	21

	Total		158

	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 7.75%, 10/15/16	-	-

	Below Investment Grade Segment (8.6%)	Shares/ $ Par	Value $ (000’s)

	Consumer Products/Retailing (0.4%)
	AutoNation, Inc., 5.50%, 2/1/20	25,000	27
	Hanesbrands, Inc., 6.375%, 12/15/20	60,000	65
	JC Penney Corp., Inc., 7.65%, 8/15/16	5,000	5
	JC Penney Corp., Inc., 7.95%, 4/1/17	100,000	103
	Levi Strauss & Co., 6.875%, 5/1/22	35,000	37
	Levi Strauss & Co., 7.625%, 5/15/20	30,000	32
	Limited Brands, Inc., 5.625%, 2/15/22	95,000	102
	Limited Brands, Inc., 8.50%, 6/15/19	15,000	18
	Revlon Consumer Products Corp., 9.75%, 11/15/15	50,000	53
	Rite Aid Corp., 7.50%, 3/1/17	31,000	32
	Rite Aid Corp., 9.25%, 3/15/20	50,000	51
	Rite Aid Corp., 10.25%, 10/15/19	20,000	23
	Rite Aid Corp., 10.375%, 7/15/16	35,000	37
	Sally Holdings LLC/Sally Capital, Inc., 6.875%, 11/15/19	20,000	22
	Sinclair Television Group, Inc., 6.125%, 10/1/22 144A	60,000	60
	Spectrum Brands Holdings, Inc., 9.50%, 6/15/18 144A	10,000	11
	Spectrum Brands Holdings, Inc., 9.50%, 6/15/18	20,000	23
	SUPERVALU, Inc., 7.50%, 11/15/14	70,000	67
	SUPERVALU, Inc., 8.00%, 5/1/16	75,000	67
	Toys R US Property Co. I LLC, 10.75%, 7/15/17	30,000	33
	Toys R US Property Co. II LLC, 8.50%, 12/1/17	20,000	22
	Toys R US, Inc.-Delaware, Inc., 7.375%, 9/1/16 144A	20,000	20

	Total		910

	Energy (1.8%)
	AmeriGas Finance LLC/AmeriGas Finance Corp., 6.75%, 5/20/20	15,000	16
	AmeriGas Partners LP/AmeriGas Finance Corp., 6.25%, 8/20/19	80,000	83
	Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp., 6.625%, 10/1/20 144A	20,000	20
(d)	ATP Oil & Gas Corp., 11.875%, 5/1/15	40,000	8
	Atwood Oceanics, Inc., 6.50%, 2/1/20	15,000	16
	Bill Barrett Corp., 7.00%, 10/15/22	50,000	51
	Bill Barrett Corp., 7.625%, 10/1/19	45,000	48
	Bristow Group, Inc., 6.25%, 10/15/22	15,000	15
	Carrizo Oil & Gas, Inc., 7.50%, 9/15/20	20,000	20
	Carrizo Oil & Gas, Inc., 8.625%, 10/15/18	50,000	54
	Chaparral Energy, Inc., 8.25%, 9/1/21	40,000	43
	Chesapeake Energy Corp., 2.50%, 5/15/37	100,000	90
	Chesapeake Energy Corp., 6.125%, 2/15/21	75,000	76
	Chesapeake Energy Corp., 6.875%, 11/15/20	55,000	58
	Chesapeake Energy Corp., 9.50%, 2/15/15	45,000	49
	Chesapeake Midstream Partners LP/CHKM Finance Corp., 6.125%, 7/15/22	30,000	32
	Chesapeake Oilfield Operating LLC/Chesapeake Oilfield Finance, Inc., 6.625%, 11/15/19 144A	40,000	38
	Cimarex Energy Co., 5.875%, 5/1/22	55,000	58
	CITGO Petroleum Corp., 11.50%, 7/1/17 144A	40,000	46
	Compagnie Generale de Geophysique-Veritas, 9.50%, 5/15/16	60,000	65
	Comstock Resources, Inc., 7.75%, 4/1/19	30,000	30
	Comstock Resources, Inc., 9.50%, 6/15/20	55,000	59

Asset Allocation Portfolio

Below Investment Grade Segment (8.6%)	Shares/ $ Par	Value $ (000’s)

Energy continued
Concho Resources, Inc., 5.50%, 4/1/23	30,000	31
Continental Resources, Inc., 5.00%, 9/15/22 144A	105,000	110
Crosstex Energy LP/Crosstex Energy Finance Corp., 8.875%, 2/15/18	50,000	53
Denbury Resources, Inc., 8.25%, 2/15/20	30,000	34
Drill Rigs Holdings, Inc., 6.50%, 10/1/17 144A	50,000	50
El Paso Corp., 7.25%, 6/1/18	70,000	81
El Paso Corp., 7.75%, 1/15/32	40,000	47
El Paso LLC, 7.00%, 6/15/17	25,000	29
El Paso Pipeline Partners Operating Co. LLC, 5.00%, 10/1/21	70,000	77
Energy Transfer Equity LP, 7.50%, 10/15/20	85,000	96
EP Energy LLC/Everest Acquisition Finance, Inc., 7.75%, 9/1/22 144A	15,000	15
Everest Acquisition LLC/Everest Acquisition Finance, Inc., 9.375%, 5/1/20 144A	85,000	93
Exterran Holdings, Inc., 7.25%, 12/1/18	60,000	63
Forest Oil Corp., 7.25%, 6/15/19	55,000	55
Forest Oil Corp., 7.50%, 9/15/20 144A	30,000	30
Hiland Partners LP/Hiland Partners Finance Corp., 7.25%, 10/1/20 144A	15,000	16
Hilcorp Energy I LP/Hilcorp Finance Co., 7.625%, 4/15/21 144A	20,000	22
Hilcorp Energy I LP/Hilcorp Finance Co., 8.00%, 2/15/20 144A	35,000	39
Hornbeck Offshore Services, Inc., 5.875%, 4/1/20	20,000	20
Key Energy Services, Inc., 6.75%, 3/1/21	40,000	41
Kinder Morgan Finance Co. LLC, 6.00%, 1/15/18 144A	60,000	65
Kodiak Oil & Gas Corp., 8.125%, 12/1/19 144A	55,000	58
Linn Energy LLC/Linn Energy Finance Corp., 6.25%, 11/1/19 144A	65,000	65
Linn Energy LLC/Linn Energy Finance Corp., 6.50%, 5/15/19 144A	90,000	90
Linn Energy LLC/Linn Energy Finance Corp., 7.75%, 2/1/21	35,000	37
Magnum Hunter Resources Corp., 9.75%, 5/15/20 144A	70,000	71
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 5.50%, 2/15/23	50,000	52
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 6.25%, 6/15/22	50,000	54
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 6.75%, 11/1/20	20,000	22
MEG Energy Corp., 6.375%, 1/30/23 144A	45,000	48
Newfield Exploration Co., 5.625%, 7/1/24	20,000	22
Newfield Exploration Co., 6.875%, 2/1/20	60,000	66
Newfield Exploration Co., 7.125%, 5/15/18	65,000	69
NGPL PipeCo LLC, 9.625%, 6/1/19 144A	15,000	17
Oasis Petroleum, Inc., 6.50%, 11/1/21	75,000	79
Offshore Group Investments, Ltd., 11.50%, 8/1/15	75,000	83
OGX Petroleo e Gas Participacoes SA, 8.50%, 6/1/18 144A	75,000	67
Oil States International, Inc., 6.50%, 6/1/19	25,000	27
PBF Holding Co. LLC/PBF Finance Corp., 8.25%, 2/15/20 144A	85,000	89
Penn Virginia Resource Partners LP, 8.375%, 6/1/20 144A	50,000	52
Plains Exploration & Production Co., 6.125%, 6/15/19	70,000	70

Below Investment Grade Segment (8.6%)	Shares/ $ Par	Value $ (000’s)

Energy continued
Plains Exploration & Production Co., 6.625%, 5/1/21	40,000	41
Plains Exploration & Production Co., 6.75%, 2/1/22	25,000	25
Plains Exploration & Production Co., 8.625%, 10/15/19	55,000	61
QEP Resources, Inc., 5.25%, 5/1/23	30,000	31
QEP Resources, Inc., 5.375%, 10/1/22	25,000	26
QEP Resources, Inc., 6.875%, 3/1/21	30,000	34
Range Resources Corp., 5.00%, 8/15/22	35,000	37
Range Resources Corp., 5.75%, 6/1/21	35,000	38
Regency Energy Partners LP/Regency Energy Finance Corp., 5.50%, 4/15/23	20,000	20
Rosetta Resources, Inc., 9.50%, 4/15/18	45,000	50
Samson Investment Co., 9.75%, 2/15/20 144A	135,000	139
SandRidge Energy, Inc., 7.50%, 3/15/21 144A	25,000	26
SandRidge Energy, Inc., 7.50%, 3/15/21	40,000	41
SandRidge Energy, Inc., 7.50%, 2/15/23 144A	30,000	31
SandRidge Energy, Inc., 8.00%, 6/1/18 144A	35,000	37
SandRidge Energy, Inc., 9.875%, 5/15/16	30,000	33
SESI LLC, 6.375%, 5/1/19	45,000	48
SM Energy Co., 6.50%, 11/15/21	20,000	21
SM Energy Co., 6.50%, 1/1/23 144A	20,000	21
SM Energy Co., 6.625%, 2/15/19	35,000	37
Swift Energy Co., 8.875%, 1/15/20	25,000	27
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 6.375%, 8/1/22 144A	25,000	26
Tesoro Corp., 4.25%, 10/1/17	20,000	21
Tesoro Corp., 5.375%, 10/1/22	20,000	21
Tesoro Logistics LP/Tesoro Logistics Finance Corp., 5.875%, 10/1/20 144A	20,000	20
Trinidad Drilling, Ltd., 7.875%, 1/15/19 144A	65,000	70
Unit Corp., 6.625%, 5/15/21 144A	35,000	36
Venoco, Inc., 8.875%, 2/15/19	25,000	22
W&T Offshore, Inc., 8.50%, 6/15/19	40,000	44
WPX Energy, Inc., 5.25%, 1/15/17	65,000	70
WPX Energy, Inc., 6.00%, 1/15/22	45,000	48

Total		4,382

Financials (0.9%)
AerCap Aviation Solutions BV, 6.375%, 5/30/17 144A	40,000	42
Air Lease Corp., 5.625%, 4/1/17 144A	70,000	71
Aircastle, Ltd., 6.75%, 4/15/17	50,000	54
Aircastle, Ltd., 7.625%, 4/15/20	15,000	17
Ally Financial, Inc., 4.625%, 6/26/15	50,000	51
Ally Financial, Inc., 5.50%, 2/15/17	45,000	47
Ally Financial, Inc., 7.50%, 9/15/20	90,000	103
Ally Financial, Inc., 8.00%, 3/15/20	45,000	53
AWAS Aviation Capital, Ltd., 7.00%, 10/17/16 144A	34,240	36
CIT Group, Inc., 4.25%, 8/15/17	60,000	62
CIT Group, Inc., 4.75%, 2/15/15 144A	65,000	68
CIT Group, Inc., 5.00%, 5/15/17	35,000	37
CIT Group, Inc., 5.00%, 8/15/22	45,000	47
CIT Group, Inc., 5.25%, 3/15/18	110,000	118
CIT Group, Inc., 5.375%, 5/15/20	45,000	49
CIT Group, Inc., 5.50%, 2/15/19 144A	30,000	33
DuPont Fabros Technology LP, 8.50%, 12/15/17	40,000	44
E*TRADE Financial Corp., 6.75%, 6/1/16	50,000	53
E*TRADE Financial Corp., 7.875%, 12/1/15	25,000	25
Eksportfinans ASA, 2.00%, 9/15/15	250,000	234
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 7.75%, 1/15/16	55,000	57

Asset Allocation Portfolio

	Below Investment Grade Segment (8.6%)	Shares/ $ Par	Value $ (000’s)

	Financials continued
	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 8.00%, 1/15/18	25,000	27
	International Lease Finance Corp., 5.75%, 5/15/16	55,000	58
	International Lease Finance Corp., 6.25%, 5/15/19	40,000	43
	International Lease Finance Corp., 7.125%, 9/1/18 144A	40,000	47
	International Lease Finance Corp., 8.625%, 9/15/15	15,000	17
	International Lease Finance Corp., 8.75%, 3/15/17	55,000	64
	International Lease Finance Corp., 8.875%, 9/1/17	65,000	77
	JPMorgan Chase & Co., 7.90%, 4/29/49	35,000	40
(d)	Lehman Brothers Holdings, Inc., 5.50%, 4/4/16	35,000	9
(d)	Lehman Brothers Holdings, Inc., 6.875%, 5/2/18	25,000	7
	Regions Financial Corp., 7.75%, 11/10/14	65,000	72
	SLM Corp., 6.00%, 1/25/17	55,000	60
	SLM Corp., 8.00%, 3/25/20	105,000	121
	SLM Corp., 8.45%, 6/15/18	25,000	29
	VPI Escrow Corp., 6.375%, 10/15/20 144A	70,000	71

	Total		2,043

	Foods (0.2%)
	Bumble Bee Acquisition Corp., 9.00%, 12/15/17 144A	23,000	24
	Constellation Brands, Inc., 6.00%, 5/1/22	10,000	11
	Cott Beverages, Inc., 8.125%, 9/1/18	45,000	50
	Cott Beverages, Inc., 8.375%, 11/15/17	20,000	22
	Dean Foods Co., 7.00%, 6/1/16	45,000	49
	Dean Foods Co., 9.75%, 12/15/18	50,000	57
	Dole Food Co., Inc., 8.00%, 10/1/16 144A	25,000	26
	Dole Food Co., Inc., 13.875%, 3/15/14	30,000	34
	JBS Finance II, Ltd., 8.25%, 1/29/18 144A	40,000	41
	JBS USA LLC/JBS USA Finance, Inc., 7.25%, 6/1/21 144A	35,000	33
	Pilgrim’s Pride Corp., 7.875%, 12/15/18	40,000	38
	Smithfield Foods, Inc., 6.625%, 8/15/22	40,000	42
	TreeHouse Foods, Inc., 7.75%, 3/1/18	25,000	27

	Total		454

	Gaming/Leisure/Lodging (0.5%)
	AMC Entertainment, Inc., 8.75%, 6/1/19	55,000	61
	AMC Entertainment, Inc., 9.75%, 12/1/20	30,000	34
	Caesar’s Entertainment Operating Co., Inc., 8.50%, 2/15/20 144A	60,000	60
	Caesar’s Entertainment Operating Co., Inc., 12.75%, 4/15/18	40,000	30
	Chester Downs & Marina LLC, 9.25%, 2/1/20 144A	60,000	60
	The Geo Group, Inc., 6.625%, 2/15/21	35,000	37
	Harrah’s Operating Co., 10.00%, 12/15/18	78,000	51
	Harrah’s Operating Co., 11.25%, 6/1/17	55,000	59
	Host Hotels & Resorts LP, 5.875%, 6/15/19	15,000	16
	MGM Resorts International, 6.75%, 10/1/20 144A	60,000	60
	MGM Resorts International, 7.625%, 1/15/17	70,000	74
	MGM Resorts International, 7.75%, 3/15/22	30,000	31
	MGM Resorts International, 8.625%, 2/1/19 144A	50,000	55
	MGM Resorts International, 9.00%, 3/15/20	50,000	56
	MGM Resorts International, 11.125%, 11/15/17	55,000	61

Below Investment Grade Segment (8.6%)	Shares/ $ Par	Value $ (000’s)

Gaming/Leisure/Lodging continued
Penn National Gaming, Inc., 8.75%, 8/15/19	40,000	45
Regal Entertainment Group, 9.125%, 8/15/18	40,000	45
Scientific Games International, Inc., 6.25%, 9/1/20 144A	45,000	45
Scientific Games International, Inc., 9.25%, 6/15/19	25,000	28
Seminole Indian Tribe of Florida, 7.75%, 10/1/17 144A	55,000	60
Speedway Motorsports, Inc., 6.75%, 2/1/19	30,000	32
Speedway Motorsports, Inc., 8.75%, 6/1/16	50,000	54
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 7.875%, 5/1/20	35,000	38

Total		1,092

Health Care/Pharmaceuticals (0.8%)
Alere, Inc., 8.625%, 10/1/18	25,000	26
Biomet, Inc., 6.50%, 8/1/20 144A	40,000	41
Biomet, Inc., 6.50%, 10/1/20 144A	110,000	108
Centene Corp., 5.75%, 6/1/17	40,000	43
CHS/Community Health Systems, Inc., 5.125%, 8/15/18	30,000	31
CHS/Community Health Systems, Inc., 7.125%, 7/15/20	45,000	48
CHS/Community Health Systems, Inc., 8.00%, 11/15/19	105,000	115
Elan Finance PLC/Elan Finance Corp., 6.25%, 10/15/19 144A	65,000	66
Endo Pharmaceuticals Holdings, Inc., 7.00%, 7/15/19	15,000	16
Endo Pharmaceuticals Holdings, Inc., 7.25%, 1/15/22	30,000	32
Fresenius Medical Care US Finance II, Inc., 5.625%, 7/31/19 144A	85,000	91
Fresenius Medical Care US Finance II, Inc., 5.875%, 1/31/22 144A	55,000	59
Fresenius Medical Care US Finance II, Inc., 6.50%, 9/15/18 144A	10,000	11
HCA Holdings, Inc., 7.75%, 5/15/21	35,000	38
HCA, Inc., 5.875%, 3/15/22	125,000	136
HCA, Inc., 6.50%, 2/15/20	80,000	89
HCA, Inc., 7.25%, 9/15/20	85,000	95
HCA, Inc., 7.875%, 2/15/20	25,000	28
HCA, Inc., 8.00%, 10/1/18	30,000	35
HCA, Inc., 8.50%, 4/15/19	50,000	56
HCA, Inc., 9.875%, 2/15/17	7,000	8
Health Management Associates, Inc., 6.125%, 4/15/16	95,000	104
Health Management Associates, Inc., 7.375%, 1/15/20 144A	25,000	27
Hologic, Inc., 6.25%, 8/1/20 144A	10,000	11
MPT Operating Partnership LP/MPT Finance Corp., 6.375%, 2/15/22	40,000	42
MPT Operating Partnership LP/MPT Finance Corp., 6.875%, 5/1/21	40,000	44
Mylan, Inc./PA, 6.00%, 11/15/18 144A	60,000	64
Mylan, Inc./PA, 7.625%, 7/15/17 144A	20,000	22
Mylan, Inc./PA, 7.875%, 7/15/20 144A	15,000	17
Patheon, Inc., 8.625%, 4/15/17 144A	10,000	10
Prospect Medical Holdings, Inc., 8.375%, 5/1/19 144A	40,000	42
Service Corp. International, 7.00%, 5/15/19	30,000	33
Service Corp. International, 8.00%, 11/15/21	15,000	18
Tenet Healthcare Corp., 6.25%, 11/1/18	40,000	44
Tenet Healthcare Corp., 8.875%, 7/1/19	35,000	40

Asset Allocation Portfolio

	Below Investment Grade Segment (8.6%)	Shares/ $ Par	Value $ (000’s)

	Health Care/Pharmaceuticals continued
	Valeant Pharmaceuticals International, 6.50%, 7/15/16 144A	70,000	73
	Valeant Pharmaceuticals International, 6.75%, 10/1/17 144A	105,000	112
	Valeant Pharmaceuticals International, 6.875%, 12/1/18 144A	65,000	68
	Vanguard Health Systems, Inc., 0.00%, 2/1/16	1,000	1
	Warner Chilcott Co. LLC/Warner Chilcott Finance LLC, 7.75%, 9/15/18	50,000	53

	Total		1,997

	Media (0.8%)
	Bresnan Broadband Holdings LLC, 8.00%, 12/15/18 144A	15,000	16
	Cablevision Systems Corp., 7.75%, 4/15/18	45,000	50
	CCH II LLC/CCH II Capital Corp., 13.50%, 11/30/16	42,818	47
	CCO Holdings LLC/CCO Holdings Capital Corp., 6.50%, 4/30/21	10,000	11
	CCO Holdings LLC/CCO Holdings Capital Corp., 7.00%, 1/15/19	55,000	60
	CCO Holdings LLC/CCO Holdings Capital Corp., 7.25%, 10/30/17	55,000	60
	CCO Holdings LLC/CCO Holdings Capital Corp., 7.375%, 6/1/20	20,000	22
	CCO Holdings LLC/CCO Holdings Capital Corp., 7.875%, 4/30/18	20,000	22
	Cequel Communications Holdings I LLC and Cequel Capital Corp., 8.625%, 11/15/17 144A	50,000	53
	Clear Channel Worldwide Holdings, Inc., 7.625%, 3/15/20	40,000	38
	Clear Channel Worldwide Holdings, Inc., 9.25%, 12/15/17	25,000	27
	CSC Holdings LLC, 6.75%, 11/15/21 144A	50,000	55
	CSC Holdings LLC, 7.625%, 7/15/18	40,000	46
	CSC Holdings LLC, 7.875%, 2/15/18	37,000	43
	CSC Holdings LLC, 8.625%, 2/15/19	25,000	30
(c)	Dex One Corp., 14%, 1/29/17	86,000	32
	DISH DBS Corp., 5.875%, 7/15/22 144A	40,000	41
	DISH DBS Corp., 6.75%, 6/1/21	80,000	87
	DISH DBS Corp., 7.125%, 2/1/16	85,000	94
	DISH DBS Corp., 7.875%, 9/1/19	50,000	58
	Gannett Co., Inc., 9.375%, 11/15/17	40,000	45
	Hughes Satellite Systems Corp., 6.50%, 6/15/19	40,000	43
	Hughes Satellite Systems Corp., 7.625%, 6/15/21	25,000	28
	Inmarsat Finance PLC, 7.375%, 12/1/17 144A	15,000	16
	Intelsat Jackson Holdings SA, 7.25%, 4/1/19	50,000	54
	Intelsat Jackson Holdings SA, 7.25%, 10/15/20	50,000	54
	Intelsat Jackson Holdings SA, 8.50%, 11/1/19	75,000	85
	Intelsat Jackson Holdings SA, 11.25%, 6/15/16	35,000	37
	Intelsat Luxembourg SA, 11.50%, 2/4/17	90,000	95
	Mediacom LLC/Mediacom Capital Corp., 9.125%, 8/15/19	50,000	55
	Nielsen Finance LLC/Nielsen Finance Co., 7.75%, 10/15/18	45,000	51
	Nielsen Finance LLC/Nielsen Finance Co., 11.50%, 5/1/16	20,000	22
	QVC, Inc., 5.125%, 7/2/22 144A	15,000	16
	QVC, Inc., 7.375%, 10/15/20 144A	30,000	33
	QVC, Inc., 7.50%, 10/1/19 144A	55,000	61
	Sirius XM Radio, Inc., 5.25%, 8/15/22 144A	15,000	15

	Below Investment Grade Segment (8.6%)	Shares/ $ Par	Value $ (000’s)

	Media continued
	Starz LLC/Starz Finance Corp., 5.00%, 9/15/19 144A	15,000	15
	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 8.125%, 12/1/17 144A	40,000	43
	Univision Communications, Inc., 6.75%, 9/15/22 144A	35,000	35
	Univision Communications, Inc., 7.875%, 11/1/20 144A	20,000	21
	UPCB Finance V, Ltd., 7.25%, 11/15/21 144A	55,000	60
	Videotron Ltee, 5.00%, 7/15/22	80,000	84
	Virgin Media Finance PLC, 8.375%, 10/15/19	25,000	28
	WM Finance Corp., 11.50%, 10/1/18	50,000	56
	XM Satellite Radio, Inc., 7.625%, 11/1/18 144A	55,000	61

	Total		2,005

	Other Holdings (0.0%)
(n)	General Motors Co. Escrow, 7.20%, 1/15/13	30,000	-
(n)	General Motors Co. Escrow, 8.375%, 7/15/33	260,000	-

	Total		-

	Services (0.1%)
(c)	ARAMARK Holdings Corp., 8.625%, 5/1/16 144A	15,000	15
	Clean Harbors, Inc., 5.25%, 8/1/20 144A	30,000	31
	Mobile Mini, Inc., 7.875%, 12/1/20	65,000	71
	Trans Union LLC/TransUnion Financing Corp., 11.375%, 6/15/18	40,000	47

	Total		164

	Technology (0.4%)
	Advanced Micro Devices, Inc., 7.50%, 8/15/22 144A	20,000	19
	Amkor Technology, Inc., 6.375%, 10/1/22 144A	25,000	25
	Amkor Technology, Inc., 6.625%, 6/1/21	50,000	51
	Equinix, Inc., 7.00%, 7/15/21	25,000	28
	Equinix, Inc., 8.125%, 3/1/18	35,000	39
	Fidelity National Information Services, Inc., 5.00%, 3/15/22	65,000	67
	First Data Corp., 6.75%, 11/1/20 144A	70,000	70
	First Data Corp., 7.375%, 6/15/19 144A	50,000	52
	First Data Corp., 8.25%, 1/15/21 144A	25,000	25
	First Data Corp., 9.875%, 9/24/15	65,000	66
(c)	First Data Corp., 10.55%, 9/24/15	88,382	90
	Freescale Semiconductor, Inc., 9.25%, 4/15/18 144A	30,000	33
	Freescale Semiconductor, Inc., 10.125%, 3/15/18 144A	71,000	78
	Iron Mountain, Inc., 7.75%, 10/1/19	45,000	51
	Iron Mountain, Inc., 8.375%, 8/15/21	10,000	11
	Jabil Circuit, Inc., 4.70%, 9/15/22	10,000	10
	MEMC Electronic Materials, Inc., 7.75%, 4/1/19	25,000	20
	NCR Corp., 5.00%, 7/15/22 144A	10,000	10
	Nuance Communications, Inc., 5.375%, 8/15/20 144A	15,000	15
	Seagate HDD Cayman, 7.75%, 12/15/18	45,000	50
	SunGard Data Systems, Inc., 7.375%, 11/15/18	55,000	59
	SunGard Data Systems, Inc., 7.625%, 11/15/20	65,000	71
	West Corp., 8.625%, 10/1/18	45,000	47
	West Corp., 11.00%, 10/15/16	30,000	31

	Total		1,018

Asset Allocation Portfolio

	Below Investment Grade Segment (8.6%)	Shares/ $ Par	Value $ (000’s)

	Telecommunications (0.8%)
	Cincinnati Bell, Inc., 8.25%, 10/15/17	50,000	53
	Clearwire Communications LLC/Clearwire Finance, Inc., 8.25%, 12/1/40 144A	35,000	25
	Clearwire Communications LLC/Clearwire Finance, Inc., 12.00%, 12/1/15 144A	20,000	20
	Clearwire Communications LLC/Clearwire Finance, Inc., 14.75%, 12/1/16 144A	45,000	49
	Cricket Communications, Inc., 7.75%, 10/15/20	100,000	97
	Cricket Communications, Inc., 10.00%, 7/15/15	20,000	21
	Digicel Group, Ltd., 8.25%, 9/30/20 144A	20,000	21
	Frontier Communications Corp., 8.125%, 10/1/18	30,000	34
	Frontier Communications Corp., 8.25%, 4/15/17	70,000	79
	Frontier Communications Corp., 8.50%, 4/15/20	55,000	62
	Frontier Communications Corp., 8.75%, 4/15/22	30,000	34
	Frontier Communications Corp., 9.25%, 7/1/21	30,000	35
	GCI, Inc., 8.625%, 11/15/19	70,000	76
	MetroPCS Wireless, Inc., 6.625%, 11/15/20	30,000	31
	MetroPCS Wireless, Inc., 7.875%, 9/1/18	50,000	54
	NII Capital Corp., 7.625%, 4/1/21	75,000	60
	NII Capital Corp., 8.875%, 12/15/19	115,000	97
	PAETEC Holding Corp., 8.875%, 6/30/17	30,000	33
	SBA Communications Corp., 5.625%, 10/1/19 144A	35,000	36
	SBA Telecommunications, Inc., 5.75%, 7/15/20 144A	30,000	31
	SBA Telecommunications, Inc., 8.25%, 8/15/19	23,000	26
	Sprint Capital Corp., 6.90%, 5/1/19	35,000	36
	Sprint Nextel Corp., 6.00%, 12/1/16	40,000	41
	Sprint Nextel Corp., 7.00%, 3/1/20 144A	35,000	39
	Sprint Nextel Corp., 7.00%, 8/15/20	130,000	135
	Sprint Nextel Corp., 8.375%, 8/15/17	85,000	95
	Sprint Nextel Corp., 9.00%, 11/15/18 144A	70,000	84
	Sprint Nextel Corp., 9.125%, 3/1/17	35,000	40
	Sprint Nextel Corp., 11.50%, 11/15/21	50,000	63
	TW Telecom Holdings, Inc., 5.375%, 10/1/22 144A	20,000	20
(c)	Wind Acquisition Holding Finance SA, 12.25%, 7/15/17 144A	89,244	70
	Windstream Corp., 7.00%, 3/15/19	95,000	97
	Windstream Corp., 7.75%, 10/15/20	25,000	27
	Windstream Corp., 7.875%, 11/1/17	50,000	56

	Total		1,777

	Transportation (0.0%)
	Continental Airlines, Inc., 6.75%, 9/15/15 144A	45,000	47
	Kansas City Southern de Mexico SAB de CV, 8.00%, 2/1/18	35,000	39

	Total		86

	Utilities (0.4%)
	The AES Corp., 7.75%, 10/15/15	10,000	11
	The AES Corp., 8.00%, 10/15/17	85,000	98
	The AES Corp., 8.00%, 6/1/20	45,000	52
	Calpine Corp., 7.50%, 2/15/21 144A	65,000	70
	Calpine Corp., 7.875%, 7/31/20 144A	70,000	77
	DPL, Inc., 6.50%, 10/15/16 144A	65,000	71
	DPL, Inc., 7.25%, 10/15/21 144A	95,000	108
	Elwood Energy LLC, 8.159%, 7/5/26	53,640	54

	Below Investment Grade Segment (8.6%)	Shares/ $ Par	Value $ (000’s)

	Utilities continued
	IPALCO Enterprises, Inc., 5.00%, 5/1/18	60,000	63
	Mirant Americas Generation LLC, 8.50%, 10/1/21	25,000	27
	NRG Energy, Inc., 7.625%, 1/15/18	80,000	87
	NRG Energy, Inc., 7.625%, 5/15/19	55,000	58
	NRG Energy, Inc., 8.25%, 9/1/20	5,000	6
	NSG Holdings LLC/NSG Holdings, Inc., 7.75%, 12/15/25 144A	81,000	84
	NV Energy, Inc., 6.25%, 11/15/20	25,000	29
	Puget Energy, Inc., 5.625%, 7/15/22 144A	125,000	133

	Total		1,028

	Total Below Investment Grade Segment
	(Cost: $19,774)		20,537

	Investment Companies (16.0%)

	Investment Companies (16.0%)
	iShares Barclays MBS Bond Fund	7,840	856
	iShares MSCI EAFE Index Fund	75,950	4,025
	iShares MSCI Emerging Markets Index	5,300	219
	iShares Russell 2000 Index Fund	3,960	330
	iShares Russell Midcap Index Fund	10,303	1,141
	Market Vectors Junior Gold Miners ETF	5,850	145
(q)	Northwestern Mutual Series Fund, Inc., Emerging Markets Portfolio	996,877	998
(q)	Northwestern Mutual Series Fund, Inc., International Equity Portfolio	4,058,755	6,717
(q)	Northwestern Mutual Series Fund, Inc., Research International Core Portfolio	19,555,581	15,547
	SPDR S&P MidCap 400 ETF Trust	3,760	676
	Vanguard Emerging Markets ETF	130,410	5,445
	Vanguard MSCI EAFE	68,140	2,240

	Total Investment Companies
	(Cost: $35,630)		38,339

	Short-Term Investments (10.9%)

	Commercial Banks Non-US (0.3%)
	Bank of Nova Scotia, 0.661%, 10/5/12	800,000	800

	Total		800

	Commercial Banks US (1.9%)
	Bank of America NA, 0.20%, 10/26/12	3,000,000	3,000
	BP Capital Markets PLC, 0.639%, 2/8/13	900,000	901

Asset Allocation Portfolio

	Short-Term Investments (10.9%)	Shares/ $ Par	Value $ (000’s)

	Commercial Banks US continued
	BP Capital Markets PLC, 0.639%, 5/7/13	700,000	701

	Total		4,602

	Federal Government & Agencies (1.7%)
	Federal Home Loan Bank, 0.08%, 11/28/12	3,000,000	2,999
(k)	Federal Home Loan Bank, 0.14%, 10/12/12	1,000,000	1,000

	Total		3,999

	Finance Services (2.5%)
(b)	Alpine Securitization Corp., 0.20%, 10/18/12	3,000,000	3,000
	Govco LLC, 0.28%, 11/15/12	3,000,000	2,999

	Total		5,999

	Oil and Gas (2.5%)
	Devon Energy Corp., 0.25%, 10/1/12	3,000,000	3,000
	Marathon Oil Corp., 0.33%, 10/3/12	3,000,000	3,000

	Total		6,000

	Restaurants (0.7%)
	Darden Restaurants, Inc., 0.29%, 10/1/12	1,700,000	1,700

	Total		1,700

	Retail Stores (1.3%)
	Wal-Mart Stores, Inc., 0.11%, 10/22/12	3,000,000	3,000

	Total		3,000

	Total Short-Term Investments
	(Cost: $26,098)		26,100

	Total Investments (99.7%)
	(Cost: $218,590)(a)		238,347

	Other Assets, Less
	Liabilities (0.3%)		703

	Net Assets (100.0%)		239,050

Asset Allocation Portfolio

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2012 the value of these securities (in thousands) was $10,112 representing 4.3% of the net assets.

IO — Interest Only Security

GO — General Obligation

RB — Revenue Bond

FHA — Federal Housing Authority

GNMA — Government National Mortgage Association

PSF — Permanent School Fund

(a)	At September 30, 2012 the aggregate cost of securities for federal tax purposes (in thousands) was $218,590 and the net unrealized appreciation of investments based on that cost was $19,757 which is comprised of $22,375 aggregate gross unrealized appreciation and $2,618 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(b)	All or a portion of the securities have been pledged as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
British Pound Currency Futures (Short) (Total Notional Value at September 30, 2012, $3,544)	35	12/12	$14
S&P 500 Mini Index Futures (Long) (Total Notional Value at September 30, 2012, $4,359)	60	12/12	(56)
US Long Treasury Bond Futures (Short) (Total Notional Value at September 30, 2012, $1,197)	8	12/12	1
US Ultra Long Treasury Bond Futures (Short) (Total Notional Value at September 30, 2012, $166)	1	12/12	1

(c)	PIK — Payment In Kind

(d)	Defaulted Security

(f)	Foreign Bond — par value is foreign denominated

Morgan Stanley — Brazilian Real

(h)	Forward foreign currency contracts outstanding on September 30, 2012.

Type	Counterparty	Currency	Principal Amount Covered by Contract (000’s)	Settlement Month	Unrealized Appreciation (000’s)	Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Sell	Barclays Bank PLC	BRL	182	12/12	$-	$(1)	$(1)
Sell	Barclays Bank PLC	EUR	2,950	10/12	-	(143)	(143)
Sell	Barclays Bank PLC	EUR	1,600	12/12	-	(35)	(35)

					$-	$(179)	$(179)

BRL — Brazilian Real

EUR — Euro

(j)	Swap agreements outstanding on September 30, 2012.

Total Return Swaps

Reference Entity	Counterparty	Payment Made by the Fund	Payment Received by the Fund	Expiration Date	Notional Amount (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)
MSCI Daily Net EAFE Index	Credit Suisse International	3-Month USD LIBOR -15 Basis Points (Bps)	MSCI Daily Net EAFE Index Total Return	8/13	4,999	$139
Russell 2000 Growth Biotechnology Industry Index	JPMorgan Chase Bank, N.A.	3-Month USD LIBOR - 25 Bps	Russell 2000 Growth Biotechnology Industry Index	1/13	675	-

Asset Allocation Portfolio

Reference Entity	Counterparty	Payment Made by the Fund	Payment Received by the Fund	Expiration Date	Notional Amount (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)
Russell Midcap Growth Index	Bank of America, N.A.	Russell Midcap Growth Index Total Return	3-Month USD LIBOR - 33 Bps	5/13	10,894	$(323)
Russell Midcap Index	Credit Suisse International	3-Month USD LIBOR -15 Bps	Russell Midcap Index Total Return	8/13	1,998	56
Russell Midcap Value Index	Bank of America, N.A.	3-Month USD LIBOR - 26 Bps	Russell Midcap Value Index Total Return	5/13	11,167	366

						$238

(k)	Securities with an aggregate value of $1,000 (in thousands) have been pledged as collateral for swap contracts outstanding on September 30, 2012.

(m)	Amount is less than one thousand.

(n)	Security valued in good faith by the Board of Directors.

(q)	Affiliated Company

Asset Allocation Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2012.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Domestic Common Stocks	$98,912	$-	$-
Foreign Common Stocks	-	- (m)	-	(m)
Preferred Stocks	-	240	-
Governments	-	18,912	-
Foreign Bonds	-	168	-
Municipal Bonds	-	1,328	-
Corporate Bonds	-	32,707	-
Structured Products	-	21,641	-
Investment Companies	38,339	-	-
Short-Term Investments	-	26,100	-
Other Financial Instruments^
Futures	16	-	-
Total Return Swaps	-	561	-
Liabilities:
Other Financial Instruments^
Futures	(56)	-	-
Forward Currency Contracts	-	(179)	-
Total Return Swaps	-	(323)	-
Total	$137,211	$101,155	$-	(m)

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

Item 2.	Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this filing was recorded, processed, summarized and reported timely.

(b)	There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits

Separate certifications for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NORTHWESTERN MUTUAL SERIES FUND, INC.

By:	/s/ R. David Ells
R. David Ells, President

Date: November 7, 2012

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. David Ells
R. David Ells, President

Date: November 7, 2012

By:	/s/ Walter M. Givler
Walter M. Givler, Vice President,
Chief Financial Officer and Treasurer

Date: November 7, 2012